UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2019

Date of reporting period: July 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)	iSHARES® COHEN & STEERS REIT ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

HEALTH CARE REITS — 8.6%
Ventas Inc.	1,794,748	$101,187,892
Welltower Inc.	1,866,153	116,821,178

		218,009,070
HOTEL & RESORT REITS — 4.3%
Host Hotels & Resorts Inc.	3,699,034	77,457,772
Park Hotels & Resorts Inc.(a)	1,013,458	31,700,966

		109,158,738
INDUSTRIAL REITS — 9.0%
Duke Realty Corp.	1,798,799	52,381,027
Prologis Inc.	2,685,949	176,251,973

		228,633,000
OFFICE REITS — 14.3%
Alexandria Real Estate Equities Inc.	510,122	65,009,948
Boston Properties Inc.	777,687	97,623,049
Douglas Emmett Inc.(a)	803,143	31,194,074
Highwoods Properties Inc.	520,427	25,558,170
Kilroy Realty Corp.(a)	497,435	36,287,883
SL Green Realty Corp.(a)	455,139	46,929,383
Vornado Realty Trust	871,134	62,651,957

		365,254,464
RESIDENTIAL REITS — 18.6%
American Campus Communities Inc.(a)	687,770	28,370,513
American Homes 4 Rent, Class A(a)	1,268,620	28,087,247
AvalonBay Communities Inc.	695,772	123,047,278
Equity LifeStyle Properties Inc.	446,362	40,614,478
Equity Residential	1,855,133	121,381,352
Essex Property Trust Inc.(a)	332,747	80,009,016
UDR Inc.(a)	1,351,203	51,994,292

		473,504,176
RETAIL REITS — 16.5%
Federal Realty Investment Trust	368,804	46,284,902
National Retail Properties Inc.(a)	775,455	34,593,047
Realty Income Corp.(a)	1,432,096	79,867,994

Security	Shares	Value
Regency Centers Corp.	748,718	$47,640,926
Simon Property Group Inc.	1,207,465	212,767,408

		421,154,277
SPECIALIZED REITS — 28.6%
American Tower Corp.	1,385,650	205,408,756
Digital Realty Trust Inc.(a)	1,035,185	125,692,163
Equinix Inc.	399,214	175,366,726
Extra Space Storage Inc.(a)	635,080	59,678,467
Public Storage	754,941	164,448,798

		730,594,910

TOTAL COMMON STOCKS — 99.9%
(Cost: $2,325,475,406)		2,546,308,635

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(c)(d)	73,150,994	73,172,940
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	4,041,952	4,041,952

		77,214,892

TOTAL SHORT-TERM INVESTMENTS — 3.0%
(Cost: $77,203,123)		77,214,892

TOTAL INVESTMENTS IN SECURITIES — 102.9%
(Cost: $2,402,678,529)		2,623,523,527
Other Assets, Less Liabilities — (2.9)%		(72,920,237)

NET ASSETS — 100.0%		$2,550,603,290

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (Unaudited) (Continued)	iSHARES® COHEN & STEERS REIT ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	69,336,192	3,814,802	73,150,994	$73,172,940	$67,184	(a)	$4,229	$7,309
BlackRock Cash Funds: Treasury, SL Agency Shares	5,157,999	(1,116,047)	4,041,952	4,041,952	25,673		—	—

				$77,214,892	$92,857		$4,229	$7,309

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Dow Jones U.S. Real Estate	123	09/21/18	$3,956	$41,139

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,546,308,635	$—	$—	$2,546,308,635
Money Market Funds	77,214,892	—	—	77,214,892

	$2,623,523,527	$—	$—	$2,623,523,527

Derivative financial instruments(a)
Assets
Futures Contracts	$41,139	$—	$—	$41,139

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments (Unaudited)	iSHARES® CORE DIVIDEND GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 3.9%
Boeing Co. (The)	138,730	$49,429,499
BWX Technologies Inc.	13,044	857,773
General Dynamics Corp.	70,076	13,998,382
Harris Corp.	24,298	4,007,955
HEICO Corp.	596	45,517
HEICO Corp., Class A	1,771	114,672
Huntington Ingalls Industries Inc.	7,870	1,834,104
L3 Technologies Inc.	17,228	3,694,372
Lockheed Martin Corp.	85,486	27,876,985
Northrop Grumman Corp.	31,466	9,455,218
Raytheon Co.	64,320	12,737,290
United Technologies Corp.	226,068	30,686,470

		154,738,237
AIR FREIGHT & LOGISTICS — 1.2%
CH Robinson Worldwide Inc.	40,185	3,706,263
Expeditors International of Washington Inc.	28,220	2,149,517
FedEx Corp.	26,416	6,494,902
United Parcel Service Inc., Class B	295,171	35,388,051

		47,738,733
AIRLINES — 0.4%
Alaska Air Group Inc.	35,060	2,202,820
Delta Air Lines Inc.	199,901	10,878,612
Southwest Airlines Co.	72,408	4,211,249

		17,292,681
AUTO COMPONENTS — 0.3%
Autoliv Inc.	18,565	1,902,170
BorgWarner Inc.	36,478	1,678,718
Gentex Corp.	67,849	1,574,097
Goodyear Tire & Rubber Co. (The)	73,977	1,790,983
Lear Corp.	12,583	2,266,576
Veoneer Inc.(a)	18,581	971,786

		10,184,330
AUTOMOBILES — 0.1%
Harley-Davidson Inc.	79,043	3,390,154
Thor Industries Inc.	10,176	965,194

		4,355,348
BANKS — 10.1%
Associated Banc-Corp.	48,783	1,317,141
BancFirst Corp.	3,348	207,911
BancorpSouth Bank	17,997	592,101
Bank of America Corp.	2,073,461	64,028,476
Bank OZK	26,290	1,075,261
Banner Corp.	9,819	618,302
BB&T Corp.	296,110	15,045,349
BOK Financial Corp.	5,897	573,955
Cathay General Bancorp.	23,199	964,846
Chemical Financial Corp.	18,825	1,069,260
Columbia Banking System Inc.	23,660	968,404
Comerica Inc.	29,159	2,826,673
Commerce Bancshares Inc./MO	17,994	1,201,999
Community Bank System Inc.	15,432	976,074
Cullen/Frost Bankers Inc.	18,112	2,001,195
CVB Financial Corp.	32,491	777,185
First Financial Bankshares Inc.	12,576	711,802
First Horizon National Corp.	113,529	2,031,034
First Merchants Corp.	10,677	503,954
First Midwest Bancorp. Inc.	22,179	591,514

Security	Shares	Value
First Republic Bank/CA	15,772	$1,559,220
Glacier Bancorp. Inc.	24,122	1,030,009
Home BancShares Inc./AR	40,509	939,404
Hope Bancorp. Inc.	50,451	846,568
Huntington Bancshares Inc./OH	429,789	6,635,942
Independent Bank Corp./Rockland MA	6,829	603,684
Independent Bank Group Inc.	1,793	120,310
Investors Bancorp. Inc.	90,062	1,127,576
JPMorgan Chase & Co.	951,013	109,318,944
KeyCorp	343,615	7,171,245
LegacyTexas Financial Group Inc.	8,812	386,230
MB Financial Inc.	21,750	1,053,788
NBT Bancorp. Inc.	14,956	601,829
PNC Financial Services Group Inc. (The)(b)	131,030	18,977,075
Prosperity Bancshares Inc.	18,453	1,294,478
Regions Financial Corp.	289,490	5,387,409
Simmons First National Corp., Class A	19,934	594,033
South State Corp.	7,522	629,591
SunTrust Banks Inc.	145,368	10,476,672
TowneBank/Portsmouth VA	14,857	479,881
U.S. Bancorp.	497,718	26,384,031
UMB Financial Corp.	8,620	619,692
Umpqua Holdings Corp.	98,430	2,096,559
Union Bankshares Corp.	14,672	594,363
Webster Financial Corp.	25,001	1,613,315
Wells Fargo & Co.	1,693,930	97,045,250
WesBanco Inc.	15,118	738,817
Westamerica Bancorp.	9,711	582,854
Zions BanCorp.	45,633	2,359,226

		399,350,431
BEVERAGES — 4.4%
Brown-Forman Corp., Class A	10,122	539,199
Brown-Forman Corp., Class B, NVS	43,486	2,314,325
Coca-Cola Co. (The)	1,891,755	88,212,536
Keurig Dr Pepper Inc.	47,355	1,136,993
PepsiCo Inc.	717,919	82,560,685

		174,763,738
BIOTECHNOLOGY — 3.2%
AbbVie Inc.	800,996	73,875,861
Amgen Inc.	263,643	51,819,032

		125,694,893
BUILDING PRODUCTS — 0.5%
AAON Inc.	4,437	167,497
AO Smith Corp.	22,609	1,345,914
Apogee Enterprises Inc.	5,982	303,646
Fortune Brands Home & Security Inc.	27,796	1,612,168
Johnson Controls International PLC	382,850	14,360,703
Lennox International Inc.	5,023	1,090,393
Universal Forest Products Inc.	7,444	274,237

		19,154,558
CAPITAL MARKETS — 3.2%
Ameriprise Financial Inc.	50,502	7,356,626
Bank of New York Mellon Corp. (The)	235,688	12,602,237
BlackRock Inc.(b)	35,355	17,775,080
Cboe Global Markets Inc.	16,712	1,623,237
CME Group Inc.	75,489	12,011,810
Cohen & Steers Inc.	9,524	398,960
Eaton Vance Corp., NVS	36,367	1,932,179
Evercore Inc., Class A	10,312	1,165,256

3

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE DIVIDEND GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
FactSet Research Systems Inc.	6,672	$1,343,474
Franklin Resources Inc.	117,178	4,021,549
Goldman Sachs Group Inc. (The)	66,640	15,822,335
Invesco Ltd.	244,116	6,588,691
Janus Henderson Group PLC	111,592	3,632,320
Legg Mason Inc.	35,367	1,207,076
MarketAxess Holdings Inc.	4,129	800,076
Moody’s Corp.	22,685	3,881,857
Morningstar Inc.	2,072	273,504
Nasdaq Inc.	25,823	2,360,222
Northern Trust Corp.	45,877	5,010,686
Raymond James Financial Inc.	17,781	1,628,562
S&P Global Inc.	33,579	6,730,575
SEI Investments Co.	16,160	968,631
State Street Corp.	84,843	7,492,485
T Rowe Price Group Inc.	73,967	8,807,990
TD Ameritrade Holding Corp.	50,268	2,872,816

		128,308,234
CHEMICALS — 3.3%
Air Products & Chemicals Inc.	79,027	12,973,863
Albemarle Corp.	21,393	2,015,221
Ashland Global Holdings Inc.	10,694	878,084
Balchem Corp.	1,935	194,061
Cabot Corp.	17,508	1,157,279
Celanese Corp., Series A	34,282	4,049,047
DowDuPont Inc.	693,097	47,664,281
Eastman Chemical Co.	40,062	4,151,224
Ecolab Inc.	40,033	5,632,643
HB Fuller Co.	7,931	449,529
Innospec Inc.	3,723	301,377
International Flavors & Fragrances Inc.	23,906	3,173,761
LyondellBasell Industries NV, Class A	149,984	16,616,727
NewMarket Corp.	2,189	896,264
PolyOne Corp.	17,478	783,888
PPG Industries Inc.	59,497	6,583,938
Praxair Inc.	80,303	13,450,752
Quaker Chemical Corp.	1,542	273,767
RPM International Inc.	46,615	3,000,608
Scotts Miracle-Gro Co. (The)	13,256	1,052,924
Sensient Technologies Corp.	11,233	779,121
Sherwin-Williams Co. (The)	9,830	4,332,376
Stepan Co.	3,452	302,326
Valvoline Inc.	38,893	878,593
Westlake Chemical Corp.	3,510	376,342

		131,967,996
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries Inc.	21,849	681,689
Brady Corp., Class A, NVS	13,698	523,949
Cintas Corp.	10,134	2,072,200
Healthcare Services Group Inc.	20,032	806,488
Herman Miller Inc.	17,678	669,112
HNI Corp.	19,226	831,909
KAR Auction Services Inc.	47,390	2,817,336
Matthews International Corp., Class A	6,048	317,822
MSA Safety Inc.	7,332	739,652
Republic Services Inc.	62,123	4,502,675
Rollins Inc.	14,070	773,006
Waste Management Inc.	121,450	10,930,500

		25,666,338

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems Inc.	1,930,138	$81,625,536
Motorola Solutions Inc.	40,893	4,960,321

		86,585,857
CONSTRUCTION & ENGINEERING — 0.0%
Comfort Systems USA Inc.	3,340	185,537

CONSUMER FINANCE — 0.5%
American Express Co.	136,426	13,577,115
Discover Financial Services	89,256	6,373,771

		19,950,886
CONTAINERS & PACKAGING — 0.7%
AptarGroup Inc.	11,696	1,198,021
Avery Dennison Corp.	20,476	2,348,188
Bemis Co. Inc.	36,814	1,690,131
International Paper Co.	183,464	9,857,521
Packaging Corp. of America	26,621	3,005,511
Silgan Holdings Inc.	14,866	408,963
Sonoco Products Co.	42,530	2,374,024
WestRock Co.	99,805	5,786,694

		26,669,053
DISTRIBUTORS — 0.2%
Core-Mark Holding Co. Inc.	11,784	284,937
Genuine Parts Co.	61,857	6,019,305
Pool Corp.	6,779	1,038,882

		7,343,124
DIVERSIFIED CONSUMER SERVICES — 0.0%
Service Corp. International/U.S.	46,608	1,834,025

ELECTRIC UTILITIES — 2.7%
ALLETE Inc.	21,686	1,681,316
Alliant Energy Corp.	109,216	4,693,011
American Electric Power Co. Inc.	263,459	18,742,473
Edison International	183,994	12,259,520
El Paso Electric Co.	13,299	828,528
Evergy Inc.	114,330	6,412,770
Eversource Energy	164,151	9,967,249
IDACORP Inc.	18,913	1,782,361
MGE Energy Inc.	10,909	698,176
NextEra Energy Inc.	184,494	30,910,125
Pinnacle West Capital Corp.	57,802	4,649,015
PNM Resources Inc.	32,511	1,279,308
Portland General Electric Co.	41,614	1,887,611
Xcel Energy Inc.	251,069	11,765,093

		107,556,556
ELECTRICAL EQUIPMENT — 1.1%
Eaton Corp. PLC	198,014	16,468,824
Emerson Electric Co.	229,614	16,596,500
Hubbell Inc.	20,956	2,582,827
Regal Beloit Corp.	7,775	668,261
Rockwell Automation Inc.	35,744	6,704,145

		43,020,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp., Class A	34,910	3,264,434
AVX Corp.	19,038	395,610
CDW Corp./DE	20,629	1,734,692
Corning Inc.	284,582	9,442,431
FLIR Systems Inc.	21,874	1,281,816
Littelfuse Inc.	2,279	494,133
TE Connectivity Ltd.	87,030	8,143,397

		24,756,513

4

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE DIVIDEND GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.4%
Casey’s General Stores Inc.	5,417	$592,511
Costco Wholesale Corp.	69,698	15,243,650
Kroger Co. (The)	227,003	6,583,087
Sysco Corp.	144,307	9,698,874
Walgreens Boots Alliance Inc.	297,352	20,106,942
Walmart Inc.	489,713	43,697,091

		95,922,155
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	230,015	11,100,524
Bunge Ltd.	50,964	3,523,141
Flowers Foods Inc.	85,715	1,748,586
General Mills Inc.	375,533	17,297,050
Hershey Co. (The)	55,766	5,476,779
Hormel Foods Corp.	78,294	2,816,235
Ingredion Inc.	21,517	2,179,672
J&J Snack Foods Corp.	2,420	350,803
JM Smucker Co. (The)	45,855	5,095,408
Kellogg Co.	118,006	8,381,966
Lancaster Colony Corp.	4,982	722,540
McCormick & Co. Inc./MD, NVS	34,371	4,039,968
Pinnacle Foods Inc.	33,615	2,232,708
Sanderson Farms Inc.	3,652	368,231
Tyson Foods Inc., Class A	72,240	4,164,636

		69,498,247
GAS UTILITIES — 0.4%
Atmos Energy Corp.	34,621	3,180,631
National Fuel Gas Co.	38,053	2,043,446
New Jersey Resources Corp.	32,165	1,487,631
South Jersey Industries Inc.	42,729	1,449,795
Southwest Gas Holdings Inc.	18,926	1,480,013
Spire Inc.	23,155	1,657,898
UGI Corp.	49,132	2,610,875

		13,910,289
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	425,266	27,871,934
Baxter International Inc.	68,552	4,966,592
Becton Dickinson and Co.	47,596	11,916,611
Cantel Medical Corp.	910	84,366
DENTSPLY SIRONA Inc.	25,523	1,227,912
Hill-Rom Holdings Inc.	7,780	732,876
Medtronic PLC	393,056	35,465,443
ResMed Inc.	25,834	2,732,721
STERIS PLC	13,589	1,555,533
Stryker Corp.	46,282	7,555,536
West Pharmaceutical Services Inc.	5,916	648,689
Zimmer Biomet Holdings Inc.	23,566	2,958,004

		97,716,217
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AmerisourceBergen Corp.	39,101	3,199,635
Anthem Inc.	46,146	11,674,938
Cardinal Health Inc.	147,850	7,385,107
Chemed Corp.	715	225,961
CVS Health Corp.	429,945	27,886,233
Encompass Health Corp.	20,445	1,546,255
Humana Inc.	12,853	4,038,156
McKesson Corp.	26,076	3,275,146

Security	Shares	Value
Patterson Companies Inc.	54,259	$1,330,431
Quest Diagnostics Inc.	34,681	3,735,837
UnitedHealth Group Inc.	159,554	40,402,264

		104,699,963
HOTELS, RESTAURANTS & LEISURE — 2.5%
Cheesecake Factory Inc. (The)	12,269	687,432
Cracker Barrel Old Country Store Inc.	10,103	1,480,039
Darden Restaurants Inc.	47,289	5,057,086
Domino’s Pizza Inc.	4,719	1,239,492
Dunkin’ Brands Group Inc.	24,026	1,672,930
Marriott International Inc./MD, Class A	47,376	6,056,548
McDonald’s Corp.	268,829	42,351,321
Papa John’s International Inc.	5,877	246,599
Royal Caribbean Cruises Ltd.	53,650	6,049,574
Starbucks Corp.	398,614	20,883,387
Texas Roadhouse Inc.	14,381	903,702
Vail Resorts Inc.	12,655	3,503,790
Wendy’s Co. (The)	50,047	834,784
Wyndham Destinations Inc.	46,030	2,122,904
Yum! Brands Inc.	76,750	6,085,507

		99,175,095
HOUSEHOLD DURABLES — 0.2%
Leggett & Platt Inc.	60,865	2,651,888
Whirlpool Corp.	27,698	3,631,208

		6,283,096
HOUSEHOLD PRODUCTS — 4.1%
Church & Dwight Co. Inc.	62,785	3,509,681
Clorox Co. (The)	56,158	7,590,877
Colgate-Palmolive Co.	322,315	21,598,328
Kimberly-Clark Corp.	190,859	21,731,206
Procter & Gamble Co. (The)	1,335,212	107,991,947
WD-40 Co.	2,999	480,290

		162,902,329
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	218,016	46,289,157
Carlisle Companies Inc.	11,236	1,380,230
Honeywell International Inc.	202,852	32,385,322
Roper Technologies Inc.	8,282	2,500,336

		82,555,045
INSURANCE — 4.6%
Aflac Inc.	242,257	11,274,641
Allstate Corp. (The)	95,688	9,101,843
American Equity Investment Life Holding Co.	8,817	315,031
American Financial Group Inc./OH	12,029	1,355,548
American International Group Inc.	293,287	16,192,375
Aon PLC	38,030	5,459,206
Argo Group International Holdings Ltd.	7,798	487,765
Arthur J Gallagher & Co.	61,550	4,391,592
Aspen Insurance Holdings Ltd.	18,126	733,197
Assurant Inc.	17,046	1,880,174
Assured Guaranty Ltd.	26,734	1,040,487
Axis Capital Holdings Ltd.	31,043	1,755,792
Brown & Brown Inc.	33,391	977,021
Chubb Ltd.	138,596	19,364,633
Cincinnati Financial Corp.	61,964	4,686,337
CNO Financial Group Inc.	41,708	848,758
FBL Financial Group Inc., Class A	2,900	236,930
Fidelity National Financial Inc.	109,708	4,443,174
First American Financial Corp.	43,795	2,452,520

5

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE DIVIDEND GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hanover Insurance Group Inc. (The)	10,505	$1,317,537
Hartford Financial Services Group Inc. (The)	93,944	4,950,849
Horace Mann Educators Corp.	13,798	602,973
Lincoln National Corp.	58,085	3,955,589
Marsh & McLennan Companies Inc.	128,267	10,692,337
MetLife Inc.	498,435	22,798,417
Primerica Inc.	3,916	449,557
Principal Financial Group Inc.	131,509	7,638,043
Prudential Financial Inc.	208,803	21,070,311
Reinsurance Group of America Inc.	11,642	1,647,343
RenaissanceRe Holdings Ltd.	5,851	771,454
RLI Corp.	6,771	506,200
Torchmark Corp.	11,088	976,520
Travelers Companies Inc. (The)	83,132	10,818,798
Unum Group	71,955	2,858,772
WR Berkley Corp.	9,298	704,881
XL Group Ltd.	55,722	3,133,248

		181,889,853
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Expedia Group Inc.	16,298	2,181,324

INTERNET SOFTWARE & SERVICES — 0.0%
j2 Global Inc.	12,880	1,092,739

IT SERVICES — 2.1%
Accenture PLC, Class A	144,678	23,051,546
Automatic Data Processing Inc.	112,326	15,162,887
Booz Allen Hamilton Holding Corp.	33,651	1,590,683
Broadridge Financial Solutions Inc.	19,829	2,240,280
Convergys Corp.	20,337	500,290
Fidelity National Information Services Inc.	54,628	5,633,786
Jack Henry & Associates Inc.	12,237	1,648,324
Mastercard Inc., Class A	61,998	12,275,604
Visa Inc., Class A	151,507	20,717,067

		82,820,467
LEISURE PRODUCTS — 0.2%
Brunswick Corp./DE	13,115	843,294
Hasbro Inc.	44,601	4,442,706
Polaris Industries Inc.	15,467	1,630,531

		6,916,531
MACHINERY — 2.3%
AGCO Corp.	8,212	517,520
Barnes Group Inc.	7,209	489,131
Caterpillar Inc.	164,026	23,586,939
Cummins Inc.	64,143	9,160,262
Donaldson Co. Inc.	26,995	1,287,661
Dover Corp.	50,848	4,219,367
Flowserve Corp.	32,304	1,432,036
Franklin Electric Co. Inc.	5,256	259,909
Graco Inc.	25,857	1,193,042
Hillenbrand Inc.	15,004	753,201
IDEX Corp.	12,771	1,961,370
Illinois Tool Works Inc.	88,799	12,727,561
Ingersoll-Rand PLC	68,219	6,720,254
ITT Inc.	11,855	671,823
Lincoln Electric Holdings Inc.	14,422	1,354,803
Nordson Corp.	6,495	871,044
Oshkosh Corp.	12,784	961,996
PACCAR Inc.	82,856	5,445,296
Pentair PLC	70,623	3,153,317

Security	Shares	Value
Snap-on Inc.	16,425	$2,785,516
Stanley Black & Decker Inc.	37,533	5,610,057
Toro Co. (The)	19,431	1,169,552
Trinity Industries Inc.	30,860	1,175,766
Wabtec Corp./DE	5,734	632,575
Watts Water Technologies Inc., Class A	4,036	345,280
Xylem Inc./NY	28,643	2,192,908

		90,678,186
MEDIA — 2.9%
CBS Corp., Class B, NVS	66,869	3,521,990
Comcast Corp., Class A	1,488,319	53,252,054
John Wiley & Sons Inc., Class A	11,499	726,162
Meredith Corp.	24,560	1,305,364
Nexstar Media Group Inc., Class A	13,957	1,039,099
Omnicom Group Inc.	102,309	7,041,928
Sinclair Broadcast Group Inc., Class A	26,685	688,473
Twenty-First Century Fox Inc., Class A, NVS	133,133	5,990,985
Twenty-First Century Fox Inc., Class B	56,112	2,492,495
Walt Disney Co. (The)	337,282	38,301,744

		114,360,294
METALS & MINING — 0.3%
Kaiser Aluminum Corp.	4,347	485,212
Nucor Corp.	99,049	6,629,350
Reliance Steel & Aluminum Co.	20,617	1,859,653
Royal Gold Inc.	9,728	823,086
Steel Dynamics Inc.	48,038	2,262,110
Worthington Industries Inc.	10,226	478,781

		12,538,192
MULTI-UTILITIES — 2.0%
Avista Corp.	25,703	1,300,058
Black Hills Corp.	25,209	1,511,784
CMS Energy Corp.	128,549	6,214,059
Consolidated Edison Inc.	168,711	13,316,359
DTE Energy Co.	90,941	9,870,736
MDU Resources Group Inc.	77,901	2,259,129
NiSource Inc.	154,027	4,032,427
NorthWestern Corp.	28,762	1,706,449
Public Service Enterprise Group Inc.	244,934	12,628,797
Sempra Energy	129,336	14,949,948
Vectren Corp.	29,257	2,090,998
WEC Energy Group Inc.	161,610	10,726,056

		80,606,800
OIL, GAS & CONSUMABLE FUELS — 1.4%
Andeavor	31,273	4,692,826
Marathon Petroleum Corp.	148,378	11,993,394
Phillips 66	158,459	19,544,333
Valero Energy Corp.	156,596	18,533,137

		54,763,690
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	30,889	1,489,467
Neenah Inc.	4,497	394,837

		1,884,304
PERSONAL PRODUCTS — 0.1%
Estee Lauder Companies Inc. (The), Class A	31,669	4,273,415
Nu Skin Enterprises Inc., Class A	13,510	984,203

		5,257,618
PHARMACEUTICALS — 9.1%
Bristol-Myers Squibb Co.	680,076	39,954,465

6

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE DIVIDEND GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Johnson & Johnson	904,886	$119,915,493
Merck & Co. Inc.	1,147,789	75,604,861
Perrigo Co. PLC	18,386	1,480,441
Pfizer Inc.	3,009,274	120,160,311
Zoetis Inc.	39,323	3,400,653

		360,516,224
PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (The)	8,121	1,022,353
Equifax Inc.	20,702	2,598,101
Exponent Inc.	14,213	695,016
Insperity Inc.	4,273	406,362
ManpowerGroup Inc.	19,848	1,851,024
Robert Half International Inc.	28,251	2,140,296

		8,713,152
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
Jones Lang LaSalle Inc.	3,050	521,580

ROAD & RAIL — 1.3%
CSX Corp.	162,140	11,460,055
JB Hunt Transport Services Inc.	8,865	1,062,914
Kansas City Southern	18,970	2,205,642
Ryder System Inc.	22,771	1,782,969
Union Pacific Corp.	218,918	32,813,619

		49,325,199
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Analog Devices Inc.	95,981	9,227,613
Broadcom Inc.	150,149	33,298,544
KLA-Tencor Corp.	54,875	6,443,423
Maxim Integrated Products Inc.	105,486	6,449,414
Microchip Technology Inc.	45,629	4,263,117
MKS Instruments Inc.	5,054	476,592
NVIDIA Corp.	18,962	4,643,035
Power Integrations Inc.	3,373	241,170
QUALCOMM Inc.	845,575	54,192,902
Texas Instruments Inc.	282,860	31,487,975
Xilinx Inc.	71,125	5,125,979

		155,849,764
SOFTWARE — 4.0%
Activision Blizzard Inc.	47,697	3,501,914
Intuit Inc.	24,993	5,104,570
Microsoft Corp.	1,114,597	118,236,450
Oracle Corp.	652,727	31,122,023

		157,964,957
SPECIALTY RETAIL — 3.1%
Best Buy Co. Inc.	84,995	6,377,175
Foot Locker Inc.	39,419	1,924,041
Group 1 Automotive Inc.	4,019	281,290
Home Depot Inc. (The)	337,838	66,729,762
Lithia Motors Inc., Class A	3,739	332,958
Lowe’s Companies Inc.	188,396	18,715,259
Monro Inc.	5,628	379,608
Penske Automotive Group Inc.	13,597	709,763
Ross Stores Inc.	55,544	4,856,212
Signet Jewelers Ltd.	22,987	1,327,269
Tiffany & Co.	21,003	2,889,173
TJX Companies Inc. (The)	142,538	13,863,246

Security	Shares	Value
Tractor Supply Co.	27,142	$2,118,162
Williams-Sonoma Inc.	29,414	1,720,425

		122,224,343
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple Inc.	596,056	113,423,496
NetApp Inc.	39,436	3,057,079

		116,480,575
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s Inc.	10,459	1,096,417
Columbia Sportswear Co.	3,895	338,787
Hanesbrands Inc.	153,368	3,413,972
NIKE Inc., Class B	189,102	14,543,835
VF Corp.	98,550	9,073,498

		28,466,509
THRIFTS & MORTGAGE FINANCE — 0.0%
Provident Financial Services Inc.	22,894	584,713
Washington Federal Inc.	22,993	771,415

		1,356,128
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	11,766	517,233
Applied Industrial Technologies Inc.	8,673	647,439
Fastenal Co.	112,547	6,407,301
GATX Corp.	12,710	1,046,541
MSC Industrial Direct Co. Inc., Class A	15,987	1,352,980
WW Grainger Inc.	12,321	4,269,966

		14,241,460
WATER UTILITIES — 0.2%
American States Water Co.	9,388	564,407
American Water Works Co. Inc.	56,355	4,973,329
Aqua America Inc.	59,550	2,199,777
California Water Service Group	12,784	525,422

		8,262,935
WIRELESS TELECOMMUNICATION SERVICES — 0.0%
Shenandoah Telecommunications Co.	4,917	162,261

TOTAL COMMON STOCKS — 99.8%
(Cost: $3,561,553,239)		3,948,855,146

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	11,339,271	11,339,271

TOTAL SHORT-TERM INVESTMENTS — 0.3%
(Cost: $11,339,271)		11,339,271

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost: $3,572,892,510)		3,960,194,417
Other Assets, Less Liabilities — (0.1)%		(3,652,884)

NET ASSETS — 100.0%		$3,956,541,533

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

7

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE DIVIDEND GROWTH ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,355,036	984,235	(a)	—	11,339,271	$11,339,271	$38,161	$—	$—
BlackRock Inc.	28,538	7,089		(272)	35,355	17,775,080	88,324	7,227	(699,291)
PNC Financial Services Group Inc. (The)	111,724	20,368		(1,062)	131,030	18,977,075	123,225	2,966	(99,509)

						$48,091,426	$249,710	$10,193	$(798,800)

(a)	Net of purchases and sales.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	50	09/21/18	$7,043	$81,371

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,948,855,146	$—	$—	$3,948,855,146
Money Market Funds	11,339,271	—	—	11,339,271

	$3,960,194,417	$—	$—	$3,960,194,417

Derivative financial instruments(a)
Assets
Futures Contracts	$81,371	$—	$—	$81,371

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

8

Schedule of Investments (Unaudited)	iSHARES® CORE HIGH DIVIDEND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AIR FREIGHT & LOGISTICS — 1.7%
United Parcel Service Inc., Class B	817,204	$97,974,588

BANKS — 0.8%
Bank of Hawaii Corp.	44,167	3,555,002
BB&T Corp.	819,305	41,628,887

		45,183,889
BEVERAGES — 8.1%
Coca-Cola Co. (The)	5,237,460	244,222,760
PepsiCo Inc.	1,987,609	228,575,035

		472,797,795
CAPITAL MARKETS — 0.4%
Cohen & Steers Inc.	27,030	1,132,287
Federated Investors Inc., Class B	163,732	3,962,314
Franklin Resources Inc.	322,761	11,077,158
Legg Mason Inc.	97,785	3,337,402
Moelis & Co., Class A	43,645	2,775,822
Waddell & Reed Financial Inc., Class A	156,733	3,245,940

		25,530,923
CHEMICALS — 0.6%
Air Products & Chemicals Inc.	219,072	35,965,050

COMMERCIAL SERVICES & SUPPLIES — 0.1%
KAR Auction Services Inc.	130,414	7,753,112

COMMUNICATIONS EQUIPMENT — 3.9%
Cisco Systems Inc.	5,343,718	225,985,834

CONTAINERS & PACKAGING — 0.1%
Bemis Co. Inc.	102,838	4,721,293

DIVERSIFIED TELECOMMUNICATION SERVICES — 14.4%
AT&T Inc.	14,018,439	448,169,495
Verizon Communications Inc.	7,674,380	396,304,983

		844,474,478
ELECTRIC UTILITIES — 4.3%
ALLETE Inc.	60,560	4,695,217
Alliant Energy Corp.	300,776	12,924,345
American Electric Power Co. Inc.	729,300	51,882,402
Avangrid Inc.	73,448	3,676,807
Duke Energy Corp.	1,299,973	106,103,796
Evergy Inc.	316,181	17,734,592
IDACORP Inc.	52,008	4,901,234
Pinnacle West Capital Corp.	159,233	12,807,110
Portland General Electric Co.	115,795	5,252,461
Xcel Energy Inc.	695,829	32,606,547

		252,584,511
ELECTRICAL EQUIPMENT — 1.6%
Eaton Corp. PLC	547,889	45,567,928
Emerson Electric Co.	635,443	45,929,820

		91,497,748
ENERGY EQUIPMENT & SERVICES — 1.8%
Schlumberger Ltd.	1,532,083	103,446,244

FOOD PRODUCTS — 0.2%
Hershey Co. (The)	153,634	15,088,395

HOTELS, RESTAURANTS & LEISURE — 3.3%
Carnival Corp.	503,408	29,821,890
Cracker Barrel Old Country Store Inc.(a)	27,742	4,064,064

Security	Shares	Value
Las Vegas Sands Corp.	525,896	$37,811,922
McDonald’s Corp.	744,275	117,253,084
Wyndham Destinations Inc.	128,129	5,909,310

		194,860,270
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	139,109	8,687,357
Leggett & Platt Inc.	167,687	7,306,123

		15,993,480
HOUSEHOLD PRODUCTS — 7.5%
Clorox Co. (The)	155,394	21,004,607
Colgate-Palmolive Co.	892,352	59,796,508
Kimberly-Clark Corp.	528,404	60,164,079
Procter & Gamble Co. (The)	3,696,621	298,982,706

		439,947,900
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	603,594	128,155,078

INSURANCE — 0.4%
Cincinnati Financial Corp.	170,695	12,909,663
Erie Indemnity Co., Class A, NVS	20,970	2,605,313
First American Financial Corp.	125,856	7,047,936

		22,562,912
IT SERVICES — 0.5%
Paychex Inc.	400,891	27,669,497

LEISURE PRODUCTS — 0.2%
Hasbro Inc.	122,929	12,244,958

MACHINERY — 0.4%
Cummins Inc.	177,587	25,361,199

MULTI-UTILITIES — 3.6%
CMS Energy Corp.	355,487	17,184,242
Dominion Energy Inc.	1,344,750	96,432,022
DTE Energy Co.	251,782	27,328,418
MDU Resources Group Inc.	214,597	6,223,313
Public Service Enterprise Group Inc.	679,089	35,013,829
WEC Energy Group Inc.	447,728	29,715,707

		211,897,531
OIL, GAS & CONSUMABLE FUELS — 17.1%
Chevron Corp.	2,643,632	333,811,413
Exxon Mobil Corp.	6,447,525	525,537,763
Marathon Petroleum Corp.	411,109	33,229,940
Phillips 66	438,645	54,102,474
Valero Energy Corp.	433,474	51,301,648

		997,983,238
PHARMACEUTICALS — 19.5%
Bristol-Myers Squibb Co.	1,882,834	110,616,497
Eli Lilly & Co.	952,882	94,154,270
Johnson & Johnson	2,995,984	397,027,800
Merck & Co. Inc.	3,177,740	209,317,734
Pfizer Inc.	8,331,384	332,672,163

		1,143,788,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Broadcom Inc.	415,701	92,190,011
Maxim Integrated Products Inc.	291,600	17,828,424

		110,018,435
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Tapestry Inc.	322,325	15,187,954
VF Corp.	272,812	25,117,801

		40,305,755

9

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE HIGH DIVIDEND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.1%
Northwest Bancshares Inc.	151,693	$2,733,508
TFS Financial Corp.	88,049	1,340,106

		4,073,614
TOBACCO — 3.6%
Altria Group Inc.	3,585,579	210,401,776

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	311,376	17,726,636
MSC Industrial Direct Co. Inc., Class A	44,537	3,769,166
Watsco Inc.	37,802	6,521,223

		28,017,025

TOTAL COMMON STOCKS — 99.8%
(Cost: $5,561,739,335)		5,836,284,992

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(c)(d)	3,965,132	3,966,321

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	17,114,355	$17,114,355

		21,080,676

TOTAL SHORT-TERM INVESTMENTS — 0.4%
(Cost: $21,080,634)		21,080,676

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost: $5,582,819,969)		5,857,365,668
Other Assets, Less Liabilities — (0.2)%		(10,346,421)

NET ASSETS — 100.0%		$5,847,019,247

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE HIGH DIVIDEND ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,417,366	(452,234)	3,965,132	$3,966,321	$60,212	(a)	$139	$316
BlackRock Cash Funds: Treasury, SL Agency Shares	9,926,302	7,188,053	17,114,355	17,114,355	62,101		—	—

				$21,080,676	$122,313		$139	$316

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	70	09/21/18	$9,860	$96,446

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,836,284,992	$—	$—	$5,836,284,992
Money Market Funds	21,080,676	—	—	21,080,676

	$5,857,365,668	$—	$—	$5,857,365,668

Derivative financial instruments(a)
Assets
Futures Contracts	$96,446	$—	$—	$96,446

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

11

Schedule of Investments (Unaudited)	iSHARES® CORE U.S. REIT ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

DIVERSIFIED REITS — 5.6%
Alexander & Baldwin Inc.	60,479	$1,448,472
American Assets Trust Inc.	34,113	1,310,962
Armada Hoffler Properties Inc.	40,360	609,436
Colony Capital Inc.	331,718	2,043,383
Empire State Realty Trust Inc., Class A	119,561	1,993,082
Forest City Realty Trust Inc., Class A	187,968	4,693,561
Gladstone Commercial Corp.	25,297	501,892
Global Net Lease Inc.(a)	59,873	1,266,913
Lexington Realty Trust	189,813	1,668,456
Liberty Property Trust	130,152	5,578,315
One Liberty Properties Inc.	13,560	365,578
PS Business Parks Inc.	17,514	2,237,764
STORE Capital Corp.(a)	157,408	4,320,850
VEREIT Inc.	855,748	6,529,357
Washington REIT(a)	69,366	2,114,969
WP Carey Inc.	93,364	6,104,138

		42,787,128
HEALTH CARE REITS — 10.9%
CareTrust REIT Inc.	50,622	856,018
Community Healthcare Trust Inc.	15,624	468,720
Global Medical REIT Inc.(a)	17,906	151,306
HCP Inc.(a)	414,857	10,744,796
Healthcare Realty Trust Inc.(a)	108,552	3,225,080
Healthcare Trust of America Inc., Class A	180,001	4,917,627
LTC Properties Inc.	34,828	1,468,697
MedEquities Realty Trust Inc.	26,248	293,978
Medical Properties Trust Inc.	320,256	4,614,889
National Health Investors Inc.	35,415	2,650,458
New Senior Investment Group Inc.	47,386	335,493
Omega Healthcare Investors Inc.(a)	172,891	5,133,134
Physicians Realty Trust	160,726	2,533,042
Sabra Health Care REIT Inc.	156,291	3,377,448
Senior Housing Properties Trust	207,082	3,694,343
Universal Health Realty Income Trust	11,391	766,728
Ventas Inc.	313,926	17,699,148
Welltower Inc.(a)	328,243	20,548,012

		83,478,917
HOTEL & RESORT REITS — 6.8%
Apple Hospitality REIT Inc.	191,321	3,441,865
Ashford Hospitality Trust Inc.	76,622	605,314
Braemar Hotels & Resorts Inc.	26,678	304,930
Chatham Lodging Trust	40,111	863,991
Chesapeake Lodging Trust	52,452	1,679,513
DiamondRock Hospitality Co.	174,570	2,080,874
Hersha Hospitality Trust	31,889	688,484
Hospitality Properties Trust	143,725	4,063,106
Host Hotels & Resorts Inc.(a)	645,810	13,523,261
LaSalle Hotel Properties	97,313	3,373,842
Park Hotels & Resorts Inc.(a)	177,394	5,548,884
Pebblebrook Hotel Trust	60,078	2,316,007
RLJ Lodging Trust	152,758	3,450,803
Ryman Hospitality Properties Inc.	39,307	3,341,488
Summit Hotel Properties Inc.	91,315	1,292,107
Sunstone Hotel Investors Inc.	198,178	3,224,356
Xenia Hotels & Resorts Inc.	94,582	2,306,855

		52,105,680
INDUSTRIAL REITS — 8.4%
Americold Realty Trust	46,726	1,005,076

Security	Shares	Value
DCT Industrial Trust Inc.	83,178	$5,562,113
Duke Realty Corp.	314,662	9,162,957
EastGroup Properties Inc.(a)	30,015	2,861,030
First Industrial Realty Trust Inc.	109,390	3,560,645
Gramercy Property Trust	140,773	3,855,772
Industrial Logistics Properties Trust(a)	18,240	421,344
Monmouth Real Estate Investment Corp.(a)	67,415	1,123,808
Prologis Inc.	467,432	30,672,888
Rexford Industrial Realty Inc.	71,061	2,177,309
STAG Industrial Inc.	86,144	2,353,454
Terreno Realty Corp.	48,612	1,794,269

		64,550,665
OFFICE REITS — 12.8%
Alexandria Real Estate Equities Inc.	89,792	11,443,093
Boston Properties Inc.	136,210	17,098,441
Brandywine Realty Trust	155,517	2,564,475
City Office REIT Inc.	32,091	409,160
Columbia Property Trust Inc.	104,862	2,430,701
Corporate Office Properties Trust	89,897	2,673,537
Cousins Properties Inc.	368,146	3,431,121
Douglas Emmett Inc.	141,416	5,492,597
Easterly Government Properties Inc.	40,966	776,306
Equity Commonwealth(b)	103,787	3,346,093
Franklin Street Properties Corp.	93,585	824,484
Government Properties Income Trust(a)	52,979	798,394
Highwoods Properties Inc.	89,717	4,406,002
Hudson Pacific Properties Inc.	136,094	4,662,580
JBG SMITH Properties	90,600	3,306,900
Kilroy Realty Corp.	85,515	6,238,319
Mack-Cali Realty Corp.	80,025	1,558,087
NorthStar Realty Europe Corp.	42,134	576,815
Paramount Group Inc.	183,271	2,829,704
Piedmont Office Realty Trust Inc., Class A(a)	112,780	2,230,788
Select Income REIT	56,291	1,173,667
SL Green Realty Corp.(a)	75,356	7,769,957
Tier REIT Inc.	42,543	1,011,247
Vornado Realty Trust	152,043	10,934,933

		97,987,401
RESIDENTIAL REITS — 16.3%
American Campus Communities Inc.	120,225	4,959,281
American Homes 4 Rent, Class A	228,176	5,051,817
Apartment Investment & Management Co., Class A	137,789	5,876,701
AvalonBay Communities Inc.	121,732	21,528,304
Bluerock Residential Growth REIT Inc.(a)	22,147	203,088
Camden Property Trust	78,302	7,249,982
Clipper Realty Inc.	14,752	156,961
Education Realty Trust Inc.	66,551	2,752,549
Equity LifeStyle Properties Inc.	74,657	6,793,040
Equity Residential	316,467	20,706,436
Essex Property Trust Inc.	57,967	13,938,165
Front Yard Residential Corp.	44,914	433,869
Independence Realty Trust Inc.(a)	78,032	792,025
Investors Real Estate Trust(a)	106,872	585,659
Invitation Homes Inc.(a)	263,606	6,091,935
Mid-America Apartment Communities Inc.	100,021	10,080,116
NexPoint Residential Trust Inc.	15,370	460,178
Preferred Apartment Communities Inc., Class A	34,932	591,050
Sun Communities Inc.	68,802	6,671,042
UDR Inc.	234,088	9,007,706
UMH Properties Inc.	29,402	453,967

		124,383,871

12

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE U.S. REIT ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
RETAIL REITS — 19.1%
Acadia Realty Trust	71,104	$1,925,496
Agree Realty Corp.	26,645	1,418,580
Alexander’s Inc.	1,899	703,542
Brixmor Property Group Inc.	266,222	4,709,467
CBL & Associates Properties Inc.(a)	150,729	821,473
Cedar Realty Trust Inc.	79,929	380,462
DDR Corp.(a)	104,092	1,426,060
Federal Realty Investment Trust	64,245	8,062,748
Getty Realty Corp.	28,859	826,810
GGP Inc.	548,489	11,693,786
Kimco Realty Corp.(a)	358,858	5,989,340
Kite Realty Group Trust	73,142	1,233,906
Macerich Co. (The)	119,993	7,086,787
National Retail Properties Inc.	134,841	6,015,257
Pennsylvania REIT(a)	61,422	652,302
Ramco-Gershenson Properties Trust(a)	69,224	910,296
Realty Income Corp.	250,835	13,989,068
Regency Centers Corp.	134,003	8,526,611
Retail Opportunity Investments Corp.(a)	98,104	1,855,147
Retail Properties of America Inc., Class A	194,288	2,438,314
Retail Value Inc.(a)(b)	13,782	455,357
Saul Centers Inc.(a)	10,480	558,374
Simon Property Group Inc.	271,737	47,882,777
Spirit MTA REIT(b)	38,762	387,232
Spirit Realty Capital Inc.	378,171	3,165,291
Tanger Factory Outlet Centers Inc.(a)	80,179	1,912,269
Taubman Centers Inc.(a)	52,367	3,249,372
Urban Edge Properties	96,497	2,188,552
Urstadt Biddle Properties Inc., Class A	26,648	593,184
Washington Prime Group Inc.(a)	165,312	1,327,455
Weingarten Realty Investors	105,516	3,188,694
Whitestone REIT(a)	34,235	445,055

		146,019,064
SPECIALIZED REITS — 19.9%
CoreCivic Inc.	104,444	2,677,944
CoreSite Realty Corp.	30,152	3,380,039
CubeSmart	160,461	4,871,596
CyrusOne Inc.	86,510	5,356,699
Digital Realty Trust Inc.(a)	181,232	22,005,189
EPR Properties	65,100	4,328,499

Security	Shares	Value
Equinix Inc.	69,869	$30,692,054
Extra Space Storage Inc.(a)	107,577	10,109,011
Farmland Partners Inc.(a)	29,570	199,302
Four Corners Property Trust Inc.	53,869	1,341,338
Gaming and Leisure Properties Inc.	177,870	6,460,238
GEO Group Inc. (The)	106,722	2,761,965
Gladstone Land Corp.(a)	12,609	149,795
Iron Mountain Inc.	250,515	8,795,582
Lamar Advertising Co., Class A	73,512	5,412,689
Life Storage Inc.	40,462	3,882,734
National Storage Affiliates Trust	44,687	1,288,326
Outfront Media Inc.(a)	122,515	2,603,444
Public Storage	130,862	28,505,669
QTS Realty Trust Inc., Class A(a)	44,984	1,923,066
Safety Income & Growth Inc.	7,747	137,897
VICI Properties Inc.	240,885	4,902,010

		151,785,086

TOTAL COMMON STOCKS — 99.8%
(Cost: $745,607,300)		763,097,812

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	33,311,179	33,321,172
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	3,444,483	3,444,483

		36,765,655

TOTAL SHORT -TERM INVESTMENTS — 4.8%
(Cost: $36,760,777)		36,765,655

TOTAL INVESTMENTS IN SECURITIES — 104.6%
(Cost: $782,368,077)		799,863,467
Other Assets, Less Liabilities — (4.6)%		(35,378,423)

NET ASSETS — 100.0%		$764,485,044

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

13

Schedule of Investments (Unaudited) (Continued)	iSHARES® CORE U.S. REIT ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,274,027	10,037,152	33,311,179	$33,321,172	$19,379	(a)	$657	$3,667
BlackRock Cash Funds: Treasury, SL Agency Shares	968,319	2,476,164	3,444,483	3,444,483	6,243		—	—

				$36,765,655	$25,622		$657	$3,667

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
Dow Jones U.S. Real Estate	37	09/21/18	$1,190	$11,091

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$763,097,812	$—	$—	$763,097,812
Money Market Funds	36,765,655	—	—	36,765,655

	$799,863,467	$—	$—	$799,863,467

Derivative financial instruments(a)
Assets
Futures Contracts	$11,091	$—	$—	$11,091

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

14

Schedule of Investments (Unaudited)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 2.6%
Arconic Inc.	18,998	$412,067
Boeing Co. (The)	24,173	8,612,840
BWX Technologies Inc.	4,419	290,593
Curtiss-Wright Corp.	1,967	261,670
Esterline Technologies Corp.(a)	1,144	97,583
General Dynamics Corp.	12,180	2,433,077
Harris Corp.	5,206	858,730
HEICO Corp.	1,875	143,194
HEICO Corp., Class A	3,151	204,027
Hexcel Corp.	3,994	275,626
Huntington Ingalls Industries Inc.	1,969	458,876
KLX Inc.(a)	2,269	165,750
L3 Technologies Inc.	3,453	740,461
Lockheed Martin Corp.	10,953	3,571,773
Moog Inc., Class A	1,410	105,764
Northrop Grumman Corp.	7,689	2,310,468
Raytheon Co.	12,661	2,507,258
Rockwell Collins Inc.	7,292	1,013,515
Spirit AeroSystems Holdings Inc., Class A	4,988	465,131
Teledyne Technologies Inc.(a)(b)	1,590	348,878
Textron Inc.	11,290	770,768
TransDigm Group Inc.	2,139	803,280
United Technologies Corp.	32,834	4,456,887

		31,308,216
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide Inc.	6,129	565,278
Expeditors International of Washington Inc.	7,685	585,366
FedEx Corp.	10,848	2,667,198
United Parcel Service Inc., Class B	30,449	3,650,531
XPO Logistics Inc.(a)	4,395	438,269

		7,906,642
AIRLINES — 0.4%
Alaska Air Group Inc.	5,396	339,031
Allegiant Travel Co.	566	69,958
American Airlines Group Inc.	18,369	726,310
Delta Air Lines Inc.	28,601	1,556,466
JetBlue Airways Corp.(a)	13,989	251,802
Southwest Airlines Co.	23,459	1,364,375
Spirit Airlines Inc.(a)	3,031	131,667
United Continental Holdings Inc.(a)	10,392	835,517

		5,275,126
AUTO COMPONENTS — 0.3%
Adient PLC	4,028	191,854
Aptiv PLC	11,708	1,148,203
Autoliv Inc.	3,852	394,676
BorgWarner Inc.	8,612	396,324
Cooper Tire & Rubber Co.	2,362	67,435
Dana Inc.	6,449	137,686
Delphi Technologies PLC	3,863	174,492
Gentex Corp.	11,958	277,425
Goodyear Tire & Rubber Co. (The)	10,461	253,261
Lear Corp.	2,921	526,160
Tenneco Inc.	2,319	106,906
Veoneer Inc.(a)(b)	3,852	201,460
Visteon Corp.(a)(b)	1,303	152,555

		4,028,437

Security	Shares	Value
AUTOMOBILES — 0.5%
Ford Motor Co.	172,585	$1,732,753
General Motors Co.	55,932	2,120,382
Harley-Davidson Inc.	7,413	317,944
Tesla Inc.(a)(b)	5,915	1,763,498
Thor Industries Inc.	2,152	204,117

		6,138,694
BANKS — 6.3%
Associated Banc-Corp.	7,355	198,585
BancorpSouth Bank	3,757	123,605
Bank of America Corp.	416,022	12,846,759
Bank of Hawaii Corp.	1,840	148,102
Bank OZK	5,464	223,478
BankUnited Inc.	4,666	181,321
BB&T Corp.	34,382	1,746,949
BOK Financial Corp.	1,080	105,116
Cathay General Bancorp.	3,263	135,708
Chemical Financial Corp.	3,091	175,569
CIT Group Inc.	5,298	280,423
Citigroup Inc.	112,566	8,092,370
Citizens Financial Group Inc.	21,498	855,190
Comerica Inc.	7,616	738,295
Commerce Bancshares Inc./MO	4,069	271,809
Cullen/Frost Bankers Inc.	2,555	282,302
East West Bancorp. Inc.	6,440	416,926
Fifth Third Bancorp.	30,389	899,211
First Citizens BancShares Inc./NC, Class A	379	154,185
First Financial Bankshares Inc.	3,017	170,762
First Horizon National Corp.	14,785	264,504
First Republic Bank/CA	7,133	705,168
FNB Corp./PA	14,671	188,229
Fulton Financial Corp.	7,610	132,034
Glacier Bancorp. Inc.	3,515	150,090
Hancock Whitney Corp.	3,788	190,347
Home BancShares Inc./AR	6,847	158,782
Huntington Bancshares Inc./OH	49,057	757,440
IBERIABANK Corp.	2,481	206,171
International Bancshares Corp.	2,535	112,681
Investors Bancorp. Inc.	11,119	139,210
JPMorgan Chase & Co.	150,191	17,264,455
KeyCorp	47,038	981,683
M&T Bank Corp.	6,403	1,109,960
MB Financial Inc.	3,644	176,552
PacWest Bancorp.	5,612	281,835
People’s United Financial Inc.	15,420	281,107
Pinnacle Financial Partners Inc.	3,203	200,187
PNC Financial Services Group Inc. (The)(c)	20,686	2,995,953
Popular Inc.	4,625	229,539
Prosperity Bancshares Inc.	3,162	221,814
Regions Financial Corp.	49,814	927,039
Signature Bank/New York NY	2,407	264,072
Sterling Bancorp./DE	10,245	227,439
SunTrust Banks Inc.	20,507	1,477,939
SVB Financial Group(a)	2,355	725,057
Synovus Financial Corp.	5,284	261,135
TCF Financial Corp.	7,288	183,002
Texas Capital Bancshares Inc.(a)	2,227	202,212
Trustmark Corp.	3,083	108,491
U.S. Bancorp.	68,890	3,651,859
UMB Financial Corp.	1,906	137,022
Umpqua Holdings Corp.	9,814	209,038

15

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Bankshares Inc./WV	4,526	$167,236
Valley National Bancorp.	11,640	135,606
Webster Financial Corp.	4,091	263,992
Wells Fargo & Co.	193,513	11,086,360
Western Alliance Bancorp.(a)	4,292	243,442
Wintrust Financial Corp.	2,538	222,659
Zions BanCorp.	8,801	455,012

		75,743,018
BEVERAGES — 1.6%
Brown-Forman Corp., Class A	2,735	145,693
Brown-Forman Corp., Class B, NVS	11,528	613,520
Coca-Cola Co. (The)	169,073	7,883,874
Constellation Brands Inc., Class A	7,408	1,557,384
Keurig Dr Pepper Inc.	7,897	189,607
Molson Coors Brewing Co., Class B	8,148	545,916
Monster Beverage Corp.(a)	18,053	1,083,541
PepsiCo Inc.	62,604	7,199,460

		19,218,995
BIOTECHNOLOGY — 2.7%
AbbVie Inc.	66,806	6,161,517
ACADIA Pharmaceuticals Inc.(a)(b)	4,190	63,227
Agios Pharmaceuticals Inc.(a)	2,200	190,102
Alexion Pharmaceuticals Inc.(a)	9,810	1,304,338
Alkermes PLC(a)	6,796	298,005
Alnylam Pharmaceuticals Inc.(a)	3,679	349,505
Amgen Inc.	29,367	5,772,084
Biogen Inc.(a)	9,304	3,110,978
BioMarin Pharmaceutical Inc.(a)	7,862	790,603
Bluebird Bio Inc.(a)	2,189	339,076
Celgene Corp.(a)	31,167	2,807,835
Clovis Oncology Inc.(a)	2,356	103,994
Dyax Corp.(a)(d)	7,366	16,868
Exact Sciences Corp.(a)(b)	5,374	314,110
Exelixis Inc.(a)	12,716	263,221
Gilead Sciences Inc.	57,369	4,465,029
Incyte Corp.(a)	7,812	519,810
Intercept Pharmaceuticals Inc.(a)(b)	978	89,135
Intrexon Corp.(a)(b)	2,651	38,864
Ionis Pharmaceuticals Inc.(a)(b)	5,563	242,992
Ligand Pharmaceuticals Inc.(a)	957	208,942
Myriad Genetics Inc.(a)	3,056	133,700
Neurocrine Biosciences Inc.(a)(b)	3,980	399,950
OPKO Health Inc.(a)(b)	15,885	89,274
Portola Pharmaceuticals Inc.(a)(b)	3,022	108,188
Radius Health Inc.(a)	2,064	49,536
Regeneron Pharmaceuticals Inc.(a)	3,424	1,260,066
Seattle Genetics Inc.(a)(b)	4,723	332,499
TESARO Inc.(a)(b)	1,645	57,295
Ultragenyx Pharmaceutical Inc.(a)	2,123	167,951
United Therapeutics Corp.(a)	1,952	239,920
Vertex Pharmaceuticals Inc.(a)	11,237	1,967,037

		32,255,651
BUILDING PRODUCTS — 0.3%
Allegion PLC	4,201	342,550
AO Smith Corp.	6,371	379,266
Armstrong World Industries Inc.(a)	2,378	161,466
Fortune Brands Home & Security Inc.	6,435	373,230
Johnson Controls International PLC	40,844	1,532,059
Lennox International Inc.	1,641	356,228

Security	Shares	Value
Masco Corp.	13,807	$556,836
Owens Corning	4,952	308,113
USG Corp.(a)	4,001	172,923

		4,182,671
CAPITAL MARKETS — 2.9%
Affiliated Managers Group Inc.	2,398	383,704
Ameriprise Financial Inc.	6,428	936,367
Bank of New York Mellon Corp. (The)	44,564	2,382,837
BGC Partners Inc., Class A	12,155	130,545
BlackRock Inc.(c)	5,428	2,728,981
Cboe Global Markets Inc.	5,017	487,301
Charles Schwab Corp. (The)	52,946	2,703,423
CME Group Inc.	15,014	2,389,028
E*TRADE Financial Corp.(a)	11,663	697,564
Eaton Vance Corp., NVS	5,180	275,213
Evercore Inc., Class A	1,828	206,564
FactSet Research Systems Inc.	1,739	350,165
Federated Investors Inc., Class B	3,963	95,905
Franklin Resources Inc.	13,932	478,146
Goldman Sachs Group Inc. (The)	15,510	3,682,539
Intercontinental Exchange Inc.	25,562	1,889,287
Invesco Ltd.	17,952	484,525
Janus Henderson Group PLC	7,806	254,085
Lazard Ltd., Class A	5,629	305,655
Legg Mason Inc.	3,936	134,336
LPL Financial Holdings Inc.	3,908	259,061
MarketAxess Holdings Inc.	1,691	327,665
Moody’s Corp.	7,361	1,259,614
Morgan Stanley	60,103	3,038,808
MSCI Inc.	3,902	648,473
Nasdaq Inc.	5,119	467,877
Northern Trust Corp.	9,285	1,014,108
Raymond James Financial Inc.	5,685	520,689
S&P Global Inc.	11,115	2,227,891
SEI Investments Co.	5,898	353,526
State Street Corp.	16,100	1,421,791
Stifel Financial Corp.	3,146	173,439
T Rowe Price Group Inc.	10,717	1,276,180
TD Ameritrade Holding Corp.	12,071	689,858
Waddell & Reed Financial Inc., Class A	3,683	76,275

		34,751,425
CHEMICALS — 2.0%
Air Products & Chemicals Inc.	9,665	1,586,703
Albemarle Corp.	4,910	462,522
Ashland Global Holdings Inc.	2,718	223,175
Axalta Coating Systems Ltd.(a)	9,868	298,507
Cabot Corp.	2,753	181,973
Celanese Corp., Series A	5,977	705,943
CF Industries Holdings Inc.	10,394	461,702
Chemours Co. (The)	7,845	359,379
DowDuPont Inc.	102,480	7,047,550
Eastman Chemical Co.	6,337	656,640
Ecolab Inc.	11,460	1,612,422
FMC Corp.	5,937	533,618
GCP Applied Technologies Inc.(a)	3,212	93,630
HB Fuller Co.	2,218	125,716
Huntsman Corp.	9,173	307,571
Ingevity Corp.(a)	1,803	179,705
International Flavors & Fragrances Inc.	3,521	467,448

16

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
LyondellBasell Industries NV, Class A	14,203	$1,573,550
Minerals Technologies Inc.	1,564	118,238
Mosaic Co. (The)	15,583	469,204
NewMarket Corp.	396	162,138
Olin Corp.	7,233	213,446
Platform Specialty Products Corp.(a)	9,475	117,111
PolyOne Corp.	3,459	155,136
PPG Industries Inc.	10,993	1,216,485
Praxair Inc.	12,675	2,123,063
RPM International Inc.	5,975	384,611
Scotts Miracle-Gro Co. (The)	1,779	141,306
Sensient Technologies Corp.	1,969	136,570
Sherwin-Williams Co. (The)	3,622	1,596,324
Trinseo SA	1,902	142,079
Valvoline Inc.	8,805	198,905
Westlake Chemical Corp.	1,625	174,233
WR Grace & Co.	2,943	217,370

		24,443,973
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Brink’s Co. (The)	2,192	175,031
Cintas Corp.	3,836	784,385
Clean Harbors Inc.(a)	2,311	131,565
Copart Inc.(a)	8,918	511,804
Covanta Holding Corp.	6,168	111,024
Deluxe Corp.	2,074	122,221
Healthcare Services Group Inc.	3,256	131,087
Herman Miller Inc.	2,803	106,094
HNI Corp.	1,903	82,343
KAR Auction Services Inc.	5,900	350,755
MSA Safety Inc.	1,543	155,658
Pitney Bowes Inc.	8,333	72,747
Republic Services Inc.	9,799	710,232
Rollins Inc.	4,217	231,682
Stericycle Inc.(a)	3,861	269,729
Tetra Tech Inc.	2,424	147,379
Waste Management Inc.	17,489	1,574,010

		5,667,746
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks Inc.(a)(b)	2,100	537,033
ARRIS International PLC(a)	7,663	193,567
Ciena Corp.(a)	6,239	158,471
Cisco Systems Inc.	207,576	8,778,389
CommScope Holding Co. Inc.(a)	8,559	274,829
EchoStar Corp., Class A(a)	2,046	92,050
F5 Networks Inc.(a)	2,703	463,240
Finisar Corp.(a)(b)	4,874	82,127
InterDigital Inc./PA	1,526	125,819
Juniper Networks Inc.	15,483	407,822
Lumentum Holdings Inc.(a)(b)	2,892	151,107
Motorola Solutions Inc.	7,198	873,117
NetScout Systems Inc.(a)	3,661	98,115
Palo Alto Networks Inc.(a)	4,029	798,790
Plantronics Inc.	1,512	103,814
ViaSat Inc.(a)(b)	2,354	165,580
Viavi Solutions Inc.(a)	9,753	98,700

		13,402,570
CONSTRUCTION & ENGINEERING — 0.2%
AECOM(a)	6,948	233,175
Dycom Industries Inc.(a)(b)	1,412	125,894

Security	Shares	Value
EMCOR Group Inc.	2,580	$198,531
Fluor Corp.	6,286	322,157
Jacobs Engineering Group Inc.	5,286	357,492
KBR Inc.	6,101	121,898
MasTec Inc.(a)	2,912	135,554
Quanta Services Inc.(a)	6,518	222,068
Valmont Industries Inc.	1,012	141,326

		1,858,095
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials Inc.	2,144	213,006
Martin Marietta Materials Inc.	2,770	552,394
Summit Materials Inc., Class A(a)(b)	4,737	118,899
Vulcan Materials Co.	5,818	651,616

		1,535,915
CONSUMER FINANCE — 0.7%
Ally Financial Inc.	18,971	507,664
American Express Co.	31,485	3,133,387
Capital One Financial Corp.	21,448	2,022,975
Credit Acceptance Corp.(a)(b)	555	212,898
Discover Financial Services	15,355	1,096,501
LendingClub Corp.(a)	16,596	68,376
Navient Corp.	11,609	153,355
PRA Group Inc.(a)(b)	2,064	80,909
SLM Corp.(a)	19,781	223,327
Synchrony Financial	31,293	905,619

		8,405,011
CONTAINERS & PACKAGING — 0.4%
AptarGroup Inc.	2,759	282,604
Avery Dennison Corp.	3,898	447,023
Ball Corp.	15,279	595,423
Bemis Co. Inc.	3,987	183,043
Berry Global Group Inc.(a)	5,928	289,583
Crown Holdings Inc.(a)(b)	5,820	263,471
Graphic Packaging Holding Co.	13,770	200,078
International Paper Co.	18,259	981,056
Owens-Illinois Inc.(a)	7,249	135,411
Packaging Corp. of America	4,165	470,229
Sealed Air Corp.	7,059	311,090
Silgan Holdings Inc.	3,220	88,582
Sonoco Products Co.	4,342	242,371
WestRock Co.	11,397	660,798

		5,150,762
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,526	635,045
LKQ Corp.(a)	13,846	464,118
Pool Corp.	1,774	271,866

		1,371,029
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education Inc.(a)	2,695	147,012
Bright Horizons Family Solutions Inc.(a)	2,617	279,993
Graham Holdings Co., Class B	187	104,533
Grand Canyon Education Inc.(a)	2,166	252,404
H&R Block Inc.	9,377	235,925
Service Corp. International/U.S.	8,142	320,388
ServiceMaster Global Holdings Inc.(a)	5,943	338,692
Sotheby’s(a)	1,622	86,144

		1,765,091

17

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway Inc., Class B(a)	84,903	$16,799,756
Jefferies Financial Group Inc.	13,563	328,903
Voya Financial Inc.	7,444	376,071

		17,504,730
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T Inc.	320,462	10,245,170
CenturyLink Inc.	43,478	816,082
Verizon Communications Inc.	182,360	9,417,071
Zayo Group Holdings Inc.(a)	8,333	309,071

		20,787,394
ELECTRIC UTILITIES — 1.7%
ALLETE Inc.	2,331	180,722
Alliant Energy Corp.	10,114	434,598
American Electric Power Co. Inc.	21,793	1,550,354
Duke Energy Corp.	30,910	2,522,874
Edison International	14,455	963,137
El Paso Electric Co.	1,840	114,632
Entergy Corp.	7,952	646,338
Evergy Inc.	11,898	667,359
Eversource Energy	13,983	849,048
Exelon Corp.	42,602	1,810,585
FirstEnergy Corp.	19,859	703,604
Hawaiian Electric Industries Inc.	4,674	164,385
IDACORP Inc.	2,213	208,553
NextEra Energy Inc.	20,789	3,482,989
OGE Energy Corp.	8,900	322,536
PG&E Corp.	22,809	982,612
Pinnacle West Capital Corp.	4,995	401,748
PNM Resources Inc.	3,534	139,063
Portland General Electric Co.	3,912	177,448
PPL Corp.	30,851	887,583
Southern Co. (The)	44,606	2,167,852
Xcel Energy Inc.	22,567	1,057,490

		20,435,510
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands Inc.	1,826	253,869
AMETEK Inc.	10,158	790,292
Eaton Corp. PLC	19,278	1,603,351
Emerson Electric Co.	27,802	2,009,529
EnerSys	1,823	149,614
Generac Holdings Inc.(a)	2,746	147,597
Hubbell Inc.	2,482	305,906
nVent Electric PLC(a)	7,288	199,691
Regal Beloit Corp.	1,984	170,525
Rockwell Automation Inc.	5,537	1,038,520
Sensata Technologies Holding PLC(a)(b)	7,689	418,051

		7,086,945
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp., Class A	13,243	1,238,353
Anixter International Inc.(a)	1,259	91,781
Arrow Electronics Inc.(a)	3,878	294,108
Avnet Inc.	5,239	229,730
Belden Inc.	1,838	119,011
CDW Corp./DE	6,730	565,926
Cognex Corp.	7,732	408,095
Coherent Inc.(a)	1,072	169,440
Corning Inc.	36,613	1,214,819
Dolby Laboratories Inc., Class A	2,851	183,747
FLIR Systems Inc.	6,082	356,405

Security	Shares	Value
IPG Photonics Corp.(a)	1,679	$275,423
Itron Inc.(a)	1,621	99,205
Jabil Inc.	7,422	209,078
Keysight Technologies Inc.(a)	8,172	473,976
Littelfuse Inc.	1,080	234,166
National Instruments Corp.	4,687	205,337
SYNNEX Corp.	1,292	124,639
TE Connectivity Ltd.	15,477	1,448,183
Tech Data Corp.(a)	1,550	129,285
Trimble Inc.(a)	10,850	383,005
VeriFone Systems Inc.(a)	4,785	109,577
Vishay Intertechnology Inc.	6,011	150,275
Zebra Technologies Corp., Class A(a)	2,334	321,929

		9,035,493
ENERGY EQUIPMENT & SERVICES — 0.8%
Apergy Corp.(a)	3,377	138,457
Baker Hughes, a GE Co.	18,480	639,038
Core Laboratories NV	1,970	220,876
Dril-Quip Inc.(a)(b)	1,690	87,120
Ensco PLC, Class A(b)	5,473	40,664
Halliburton Co.	38,625	1,638,473
Helmerich & Payne Inc.	4,827	296,136
Nabors Industries Ltd.	15,927	95,243
National Oilwell Varco Inc.	16,998	826,443
Oceaneering International Inc.	4,216	115,350
Patterson-UTI Energy Inc.	9,804	168,629
Rowan Companies PLC, Class A(a)	5,512	79,814
Schlumberger Ltd.	61,123	4,127,025
Superior Energy Services Inc.(a)	6,714	66,066
TechnipFMC PLC	19,075	620,891
Transocean Ltd.(a)(b)	4,467	57,490
U.S. Silica Holdings Inc.	3,525	95,034
Weatherford International PLC(a)(b)	3,676	12,462

		9,325,211
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Acadia Realty Trust	3,524	95,430
Alexander & Baldwin Inc.(b)	3,240	77,598
Alexandria Real Estate Equities Inc.	4,541	578,705
American Campus Communities Inc.	6,189	255,296
American Homes 4 Rent, Class A	11,509	254,809
American Tower Corp.	19,474	2,886,826
Apartment Investment & Management Co., Class A	6,938	295,906
Apple Hospitality REIT Inc.	9,750	175,402
AvalonBay Communities Inc.	6,091	1,077,193
Boston Properties Inc.	6,771	849,964
Brandywine Realty Trust	8,096	133,503
Brixmor Property Group Inc.	13,248	234,357
Camden Property Trust	4,136	382,952
CBL & Associates Properties Inc.(b)	7,701	41,970
Colony Capital Inc.	21,875	134,750
Columbia Property Trust Inc.	5,117	118,612
CoreCivic Inc.	5,197	133,251
CoreSite Realty Corp.	1,516	169,944
Corporate Office Properties Trust(b)	4,334	128,893
Cousins Properties Inc.	18,038	168,114
Crown Castle International Corp.	18,291	2,027,192
CubeSmart	8,040	244,094
CyrusOne Inc.	4,414	273,315
DCT Industrial Trust Inc.	4,259	284,799

18

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
DDR Corp.(b)	6,720	$92,064
DiamondRock Hospitality Co.	8,563	102,071
Digital Realty Trust Inc.	9,081	1,102,615
Douglas Emmett Inc.	7,035	273,239
Duke Realty Corp.	15,793	459,892
EastGroup Properties Inc.	1,521	144,982
Education Realty Trust Inc.	3,369	139,342
EPR Properties	2,781	184,909
Equinix Inc.	3,503	1,538,798
Equity Commonwealth(a)	5,516	177,836
Equity LifeStyle Properties Inc.	3,919	356,590
Equity Residential	16,297	1,066,313
Essex Property Trust Inc.	2,913	700,431
Extra Space Storage Inc.(b)	5,547	521,252
Federal Realty Investment Trust	3,279	411,514
First Industrial Realty Trust Inc.	5,596	182,150
Forest City Realty Trust Inc., Class A	11,586	289,302
Four Corners Property Trust Inc.	2,621	65,263
Gaming and Leisure Properties Inc.	8,766	318,381
GEO Group Inc. (The)	5,307	137,345
GGP Inc.	27,756	591,758
Gramercy Property Trust	6,972	190,963
HCP Inc.	20,910	541,569
Healthcare Realty Trust Inc.	5,448	161,860
Healthcare Trust of America Inc., Class A(b)	9,081	248,093
Highwoods Properties Inc.	4,532	222,566
Hospitality Properties Trust	7,421	209,792
Host Hotels & Resorts Inc.	32,688	684,487
Hudson Pacific Properties Inc.	7,009	240,128
Iron Mountain Inc.	12,607	442,632
JBG SMITH Properties	4,054	147,971
Kilroy Realty Corp.	4,332	316,019
Kimco Realty Corp.	18,481	308,448
Kite Realty Group Trust	3,849	64,933
Lamar Advertising Co., Class A(b)	3,751	276,186
LaSalle Hotel Properties	4,932	170,992
Lexington Realty Trust	9,323	81,949
Liberty Property Trust	6,413	274,861
Life Storage Inc.	2,037	195,471
Macerich Co. (The)	4,728	279,236
Mack-Cali Realty Corp.	3,991	77,705
Medical Properties Trust Inc.	16,388	236,151
Mid-America Apartment Communities Inc.	5,053	509,241
National Health Investors Inc.	1,777	132,991
National Retail Properties Inc.(b)	6,859	305,980
Omega Healthcare Investors Inc.(b)	8,904	264,360
Outfront Media Inc.	6,057	128,711
Paramount Group Inc.	8,824	136,243
Park Hotels & Resorts Inc.	8,788	274,889
Pebblebrook Hotel Trust(b)	3,053	117,693
Physicians Realty Trust	7,729	121,809
Piedmont Office Realty Trust Inc., Class A	5,585	110,471
PotlatchDeltic Corp.	2,616	122,298
Prologis Inc.	23,545	1,545,023
Public Storage	6,613	1,440,510
Rayonier Inc.	5,784	202,498
Realty Income Corp.	12,523	698,408
Regency Centers Corp.	6,590	419,322
Retail Properties of America Inc., Class A	10,032	125,902
Retail Value Inc.(a)(b)	672	22,203

Security	Shares	Value
RLJ Lodging Trust	7,634	$172,452
Ryman Hospitality Properties Inc.	2,245	190,847
Sabra Health Care REIT Inc.	8,168	176,510
SBA Communications Corp.(a)	5,059	800,587
Senior Housing Properties Trust	10,635	189,728
Simon Property Group Inc.	13,648	2,404,914
SL Green Realty Corp.(b)	3,960	408,316
Spirit MTA REIT(a)	1,961	19,590
Spirit Realty Capital Inc.	19,644	164,420
STORE Capital Corp.	7,789	213,808
Sun Communities Inc.	3,557	344,887
Sunstone Hotel Investors Inc.(b)	9,826	159,869
Tanger Factory Outlet Centers Inc.(b)	4,203	100,242
Taubman Centers Inc.	2,795	173,430
UDR Inc.	11,988	461,298
Uniti Group Inc.(a)	7,440	131,539
Urban Edge Properties	4,700	106,596
Ventas Inc.	15,669	883,418
VEREIT Inc.	42,241	322,299
Vornado Realty Trust	7,613	547,527
Washington Prime Group Inc.(b)	9,097	73,049
Washington REIT	3,531	107,660
Weingarten Realty Investors	5,277	159,471
Welltower Inc.	16,516	1,033,902
Weyerhaeuser Co.	33,379	1,140,894
WP Carey Inc.	4,825	315,458
Xenia Hotels & Resorts Inc.	4,625	112,804

		42,845,001
FOOD & STAPLES RETAILING — 1.3%
Casey’s General Stores Inc.	1,671	182,774
Costco Wholesale Corp.	19,356	4,233,351
Kroger Co. (The)	35,841	1,039,389
Rite Aid Corp.(a)(b)	45,369	91,192
Sprouts Farmers Market Inc.(a)(b)	5,415	116,368
Sysco Corp.	21,093	1,417,661
U.S. Foods Holding Corp.(a)	6,225	210,467
United Natural Foods Inc.(a)	2,225	71,645
Walgreens Boots Alliance Inc.	37,604	2,542,782
Walmart Inc.	63,796	5,692,517

		15,598,146
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	24,716	1,192,794
B&G Foods Inc.(b)	2,933	92,096
Bunge Ltd.	6,153	425,357
Campbell Soup Co.	8,445	345,401
Conagra Brands Inc.	17,351	636,955
Darling Ingredients Inc.(a)	7,523	151,137
Dean Foods Co.	3,795	37,267
Flowers Foods Inc.	8,463	172,645
General Mills Inc.	26,143	1,204,147
Hain Celestial Group Inc. (The)(a)	4,614	131,222
Hershey Co. (The)	6,169	605,858
Hormel Foods Corp.	11,958	430,129
Ingredion Inc.	3,222	326,389
JM Smucker Co. (The)	5,047	560,823
Kellogg Co.	10,970	779,199
Kraft Heinz Co. (The)	26,341	1,587,045
Lamb Weston Holdings Inc.	6,398	449,588
Lancaster Colony Corp.	899	130,382

19

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
McCormick & Co. Inc./MD, NVS	5,389	$633,423
Mondelez International Inc., Class A	65,185	2,827,725
Pinnacle Foods Inc.	5,358	355,878
Post Holdings Inc.(a)	3,038	262,969
TreeHouse Foods Inc.(a)	2,427	115,258
Tyson Foods Inc., Class A	13,151	758,155

		14,211,842
GAS UTILITIES — 0.2%
Atmos Energy Corp.	4,968	456,410
National Fuel Gas Co.	3,715	199,495
New Jersey Resources Corp.	3,814	176,397
ONE Gas Inc.	2,323	178,964
South Jersey Industries Inc.	3,903	132,429
Southwest Gas Holdings Inc.	2,099	164,142
Spire Inc.	2,273	162,747
UGI Corp.	7,700	409,178

		1,879,762
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	77,335	5,068,536
ABIOMED Inc.(a)	1,853	656,944
Align Technology Inc.(a)	3,173	1,131,650
Avanos Medical Inc.(a)	2,138	118,018
Baxter International Inc.	21,783	1,578,178
Becton Dickinson and Co.	11,782	2,949,859
Boston Scientific Corp.(a)	60,841	2,044,866
Cooper Companies Inc. (The)	2,145	558,773
Danaher Corp.	27,107	2,780,636
DENTSPLY SIRONA Inc.	9,973	479,801
DexCom Inc.(a)(b)	3,874	368,534
Edwards Lifesciences Corp.(a)	9,330	1,329,059
Haemonetics Corp.(a)	2,324	226,915
Hill-Rom Holdings Inc.	2,985	281,187
Hologic Inc.(a)	11,991	514,534
IDEXX Laboratories Inc.(a)	3,846	942,001
Integra LifeSciences Holdings Corp.(a)	3,150	196,340
Intuitive Surgical Inc.(a)	4,995	2,538,409
Masimo Corp.(a)	2,077	206,495
Medtronic PLC	59,724	5,388,897
NuVasive Inc.(a)	2,236	129,800
ResMed Inc.	6,340	670,645
STERIS PLC	3,785	433,269
Stryker Corp.	14,189	2,316,354
Teleflex Inc.	2,016	549,783
Varian Medical Systems Inc.(a)	4,019	463,994
West Pharmaceutical Services Inc.	3,302	362,064
Zimmer Biomet Holdings Inc.	8,945	1,122,776

		35,408,317
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co. Inc.(a)(b)	3,636	143,549
Aetna Inc.	14,423	2,717,149
AmerisourceBergen Corp.	7,160	585,903
Anthem Inc.	11,257	2,848,021
Brookdale Senior Living Inc.(a)(b)	8,351	80,086
Cardinal Health Inc.	13,834	691,008
Centene Corp.(a)	9,047	1,179,096
Chemed Corp.	716	226,278
Cigna Corp.	10,727	1,924,638
CVS Health Corp.	44,840	2,908,322
DaVita Inc.(a)	6,155	432,573

Security	Shares	Value
Encompass Health Corp.	4,312	$326,117
Envision Healthcare Corp.(a)	5,383	238,252
Express Scripts Holding Co.(a)	24,847	1,974,343
HCA Healthcare Inc.	12,328	1,531,507
Henry Schein Inc.(a)	6,869	545,467
Humana Inc.	6,071	1,907,387
Laboratory Corp. of America Holdings(a)	4,549	797,622
LifePoint Health Inc.(a)	1,730	112,104
Magellan Health Inc.(a)	1,115	81,116
McKesson Corp.	8,909	1,118,970
MEDNAX Inc.(a)	4,057	173,599
Molina Healthcare Inc.(a)(b)	2,074	215,883
Owens & Minor Inc.	2,613	49,307
Patterson Companies Inc.	3,458	84,790
Quest Diagnostics Inc.	5,980	644,166
Tenet Healthcare Corp.(a)	3,721	140,021
UnitedHealth Group Inc.	42,405	10,737,794
Universal Health Services Inc., Class B	3,901	476,312
WellCare Health Plans Inc.(a)	1,911	511,040

		35,402,420
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions Inc.(a)(b)	8,231	100,748
athenahealth Inc.(a)	1,815	273,539
Cerner Corp.(a)	13,864	860,677
Medidata Solutions Inc.(a)	2,643	196,401
Veeva Systems Inc., Class A(a)	5,264	398,116

		1,829,481
HOTELS, RESTAURANTS & LEISURE — 1.8%
Aramark	10,923	439,214
Bloomin’ Brands Inc.	3,930	76,006
Brinker International Inc.	1,906	89,906
Carnival Corp.	17,908	1,060,870
Cheesecake Factory Inc. (The)	1,853	103,824
Chipotle Mexican Grill Inc.(a)	1,091	473,123
Choice Hotels International Inc.	1,630	126,488
Cracker Barrel Old Country Store Inc.(b)	1,048	153,527
Darden Restaurants Inc.	5,491	587,207
Domino’s Pizza Inc.	1,864	489,598
Dunkin’ Brands Group Inc.	3,602	250,807
Extended Stay America Inc.	8,355	177,878
Hilton Grand Vacations Inc.(a)	4,327	149,671
Hilton Worldwide Holdings Inc.	12,371	973,103
Hyatt Hotels Corp., Class A	2,087	163,266
Jack in the Box Inc.	1,284	108,164
Las Vegas Sands Corp.	15,994	1,149,969
Marriott International Inc./MD, Class A	13,060	1,669,590
Marriott Vacations Worldwide Corp.	1,010	120,301
McDonald’s Corp.	34,624	5,454,665
MGM Resorts International	22,095	693,120
Norwegian Cruise Line Holdings Ltd.(a)	9,029	451,721
Royal Caribbean Cruises Ltd.	7,472	842,543
Six Flags Entertainment Corp.	3,444	223,688
Starbucks Corp.	60,858	3,188,351
Texas Roadhouse Inc.	2,883	181,168
Vail Resorts Inc.	1,797	497,535
Wendy’s Co. (The)	8,209	136,926
Wyndham Destinations Inc.	4,321	199,284
Wyndham Hotels & Resorts Inc.	4,321	250,618
Wynn Resorts Ltd.	3,769	628,594

20

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Yum! Brands Inc.	14,251	$1,129,962

		22,240,687
HOUSEHOLD DURABLES — 0.4%
DR Horton Inc.	15,148	661,968
Garmin Ltd.	5,011	312,937
Helen of Troy Ltd.(a)	1,158	132,649
Leggett & Platt Inc.	5,729	249,612
Lennar Corp., Class A	12,010	627,763
Lennar Corp., Class B	720	31,104
Mohawk Industries Inc.(a)	2,810	529,292
Newell Brands Inc.	21,533	563,949
NVR Inc.(a)	149	411,155
PulteGroup Inc.	11,636	331,510
Tempur Sealy International Inc.(a)(b)	1,952	95,394
Toll Brothers Inc.	6,304	222,279
Tupperware Brands Corp.	2,260	82,965
Whirlpool Corp.	2,845	372,979

		4,625,556
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co. Inc.	10,906	609,645
Clorox Co. (The)	5,724	773,713
Colgate-Palmolive Co.	38,448	2,576,401
Energizer Holdings Inc.	2,724	173,464
Kimberly-Clark Corp.	15,367	1,749,687
Procter & Gamble Co. (The)	110,991	8,976,952

		14,859,862
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp./VA	29,332	391,875
NRG Energy Inc.	13,413	424,790
Vistra Energy Corp.(a)	16,211	366,369

		1,183,034
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	26,183	5,559,175
Carlisle Companies Inc.	2,699	331,545
General Electric Co.	383,023	5,220,603
Honeywell International Inc.	32,947	5,259,989
Roper Technologies Inc.	4,549	1,373,343

		17,744,655
INSURANCE — 2.7%
Aflac Inc.	34,276	1,595,205
Alleghany Corp.	668	420,352
Allstate Corp. (The)	15,522	1,476,453
American Financial Group Inc./OH	3,096	348,888
American International Group Inc.	39,666	2,189,960
AmTrust Financial Services Inc.	4,537	65,696
Aon PLC	10,781	1,547,613
Arch Capital Group Ltd.(a)	17,952	548,613
Arthur J Gallagher & Co.	8,050	574,367
Aspen Insurance Holdings Ltd.	2,553	103,269
Assurant Inc.	2,349	259,095
Assured Guaranty Ltd.	5,045	196,351
Athene Holding Ltd., Class A, NVS(a)	5,503	252,423
Axis Capital Holdings Ltd.	3,647	206,274
Brighthouse Financial Inc.(a)	5,279	229,267
Brown & Brown Inc.	10,142	296,755
Chubb Ltd.	20,539	2,869,709
Cincinnati Financial Corp.	6,543	494,847
CNO Financial Group Inc.	7,319	148,942
Erie Indemnity Co., Class A, NVS	788	97,901

Security	Shares	Value
Everest Re Group Ltd.	1,789	$390,628
Fidelity National Financial Inc.	12,218	494,829
First American Financial Corp.	4,893	274,008
Genworth Financial Inc., Class A(a)	21,037	96,770
Hanover Insurance Group Inc. (The)	1,862	233,532
Hartford Financial Services Group Inc. (The)	15,791	832,186
Kemper Corp.	2,012	160,558
Lincoln National Corp.	9,659	657,778
Loews Corp.	11,492	583,564
Markel Corp.(a)	614	718,380
Marsh & McLennan Companies Inc.	22,423	1,869,181
Mercury General Corp.	1,567	80,591
MetLife Inc.	44,822	2,050,158
Old Republic International Corp.	10,751	229,104
Primerica Inc.	1,894	217,431
Principal Financial Group Inc.	11,813	686,099
ProAssurance Corp.	2,407	99,409
Progressive Corp. (The)	25,694	1,541,897
Prudential Financial Inc.	18,532	1,870,064
Reinsurance Group of America Inc.	2,806	397,049
RenaissanceRe Holdings Ltd.	1,735	228,760
RLI Corp.	1,683	125,821
Torchmark Corp.	4,707	414,545
Travelers Companies Inc. (The)	11,935	1,553,221
Unum Group	9,882	392,612
White Mountains Insurance Group Ltd.	133	121,433
Willis Towers Watson PLC	5,810	926,230
WR Berkley Corp.	4,227	320,449
XL Group Ltd.	11,415	641,865

		32,130,132
INTERNET & DIRECT MARKETING RETAIL — 3.7%
Amazon.com Inc.(a)	17,766	31,577,999
Booking Holdings Inc.(a)	2,126	4,313,059
Expedia Group Inc.	5,388	721,130
Groupon Inc.(a)	18,159	84,984
Liberty Expedia Holdings Inc., Class A(a)	2,374	114,356
Netflix Inc.(a)	19,194	6,477,015
Qurate Retail Inc.(a)	19,766	420,818
Shutterfly Inc.(a)(b)	1,496	123,061
TripAdvisor Inc.(a)(b)	4,665	270,523
Wayfair Inc., Class A(a)	1,891	205,779

		44,308,724
INTERNET SOFTWARE & SERVICES — 4.7%
Akamai Technologies Inc.(a)	7,608	572,578
Alphabet Inc., Class A(a)	13,178	16,172,305
Alphabet Inc., Class C, NVS(a)	13,392	16,301,546
Cars.com Inc.(a)(b)	3,147	89,280
eBay Inc.(a)	40,759	1,363,389
Facebook Inc., Class A(a)	105,807	18,260,172
GrubHub Inc.(a)	3,978	484,878
IAC/InterActiveCorp.(a)	3,435	505,804
j2 Global Inc.	2,236	189,702
LogMeIn Inc.	2,291	185,686
Pandora Media Inc.(a)(b)	10,856	73,169
Twitter Inc.(a)	28,873	920,183
VeriSign Inc.(a)	4,202	610,256
Yelp Inc.(a)	3,270	120,598
Zillow Group Inc., Class A(a)	2,229	125,649

21

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Zillow Group Inc., Class C, NVS(a)	4,864	$270,925

		56,246,120
IT SERVICES — 4.4%
Accenture PLC, Class A	28,369	4,520,033
Acxiom Corp.(a)	3,410	138,241
Alliance Data Systems Corp.	2,153	484,167
Amdocs Ltd.	6,264	423,321
Automatic Data Processing Inc.	19,472	2,628,525
Booz Allen Hamilton Holding Corp.	6,377	301,441
Broadridge Financial Solutions Inc.	5,258	594,049
CACI International Inc., Class A(a)	1,099	192,545
Cognizant Technology Solutions Corp., Class A	25,926	2,112,969
Conduent Inc.(a)(b)	8,609	154,618
Convergys Corp.	4,017	98,818
CoreLogic Inc./U.S.(a)	3,721	181,213
DXC Technology Co.	12,595	1,067,300
EPAM Systems Inc.(a)	2,256	293,754
Euronet Worldwide Inc.(a)	2,305	211,922
Fidelity National Information Services Inc.	14,565	1,502,088
First Data Corp., Class A(a)	19,851	461,734
Fiserv Inc.(a)	18,096	1,365,886
FleetCor Technologies Inc.(a)	3,965	860,405
Gartner Inc.(a)	4,033	546,189
Genpact Ltd.	6,623	201,207
Global Payments Inc.	7,044	792,943
International Business Machines Corp.	37,647	5,456,180
Jack Henry & Associates Inc.	3,402	458,249
Leidos Holdings Inc.	6,262	428,446
Mastercard Inc., Class A	40,471	8,013,258
MAXIMUS Inc.	2,986	193,523
Paychex Inc.	14,113	974,079
PayPal Holdings Inc.(a)	49,251	4,045,477
Perspecta Inc.	6,226	135,104
Sabre Corp.	11,145	274,390
Science Applications International Corp.	1,876	158,278
Square Inc., Class A(a)	12,785	826,550
Teradata Corp.(a)(b)	5,458	208,987
Total System Services Inc.	7,298	668,059
Visa Inc., Class A	78,815	10,777,163
Western Union Co. (The)	20,442	412,111
WEX Inc.(a)	1,787	339,208
Worldpay Inc., Class A(a)	13,199	1,084,826

		53,587,256
LEISURE PRODUCTS — 0.1%
Brunswick Corp./DE	3,879	249,420
Hasbro Inc.	5,001	498,149
Mattel Inc.(b)	15,422	244,747
Polaris Industries Inc.	2,571	271,035

		1,263,351
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies Inc.	14,087	930,305
Bio-Rad Laboratories Inc., Class A(a)	905	277,518
Bio-Techne Corp.	1,647	264,574
Bruker Corp.	4,406	142,754
Charles River Laboratories International Inc.(a)	2,100	261,030
Illumina Inc.(a)(b)	6,482	2,102,502
IQVIA Holdings Inc.(a)	7,134	869,920
Mettler-Toledo International Inc.(a)	1,131	670,129
PerkinElmer Inc.	4,970	393,525

Security	Shares	Value
PRA Health Sciences Inc.(a)(b)	2,277	$239,404
Syneos Health Inc.(a)	2,444	120,428
Thermo Fisher Scientific Inc.	17,760	4,165,253
Waters Corp.(a)	3,452	680,976

		11,118,318
MACHINERY — 1.8%
Actuant Corp., Class A	2,572	73,431
AGCO Corp.	3,023	190,509
Allison Transmission Holdings Inc.	5,848	274,856
Barnes Group Inc.	2,149	145,810
Caterpillar Inc.	26,394	3,795,457
Colfax Corp.(a)	4,282	138,309
Crane Co.	2,233	202,243
Cummins Inc.	6,859	979,534
Deere & Co.	14,299	2,070,352
Donaldson Co. Inc.	5,858	279,427
Dover Corp.	6,908	573,226
Flowserve Corp.	5,882	260,749
Fortive Corp.	13,567	1,113,579
Graco Inc.	7,507	346,373
Hillenbrand Inc.	2,804	140,761
IDEX Corp.	3,373	518,025
Illinois Tool Works Inc.	13,462	1,929,508
Ingersoll-Rand PLC	10,986	1,082,231
ITT Inc.	3,834	217,273
Kennametal Inc.	3,539	137,879
Lincoln Electric Holdings Inc.	2,723	255,799
Middleby Corp. (The)(a)	2,482	254,355
Mueller Industries Inc.	2,554	84,563
Nordson Corp.	2,296	307,916
Oshkosh Corp.	3,316	249,529
PACCAR Inc.	15,558	1,022,472
Parker-Hannifin Corp.	5,863	991,140
Pentair PLC	7,286	325,320
Snap-on Inc.	2,509	425,501
Stanley Black & Decker Inc.	6,839	1,022,225
Terex Corp.	3,151	139,022
Timken Co. (The)	2,930	144,302
Toro Co. (The)	4,738	285,180
Trinity Industries Inc.	6,488	247,193
WABCO Holdings Inc.(a)	2,194	275,742
Wabtec Corp./DE	3,844	424,070
Welbilt Inc.(a)	6,082	138,670
Woodward Inc.	2,484	206,694
Xylem Inc./NY	8,012	613,399

		21,882,624
MARINE — 0.0%
Kirby Corp.(a)	2,326	194,105

MEDIA — 2.4%
AMC Networks Inc., Class A(a)	2,027	122,208
Cable One Inc.	204	147,667
CBS Corp., Class A	311	16,950
CBS Corp., Class B, NVS	15,114	796,054
Charter Communications Inc., Class A(a)	8,192	2,495,119
Cinemark Holdings Inc.	4,587	164,765
Comcast Corp., Class A	202,771	7,255,146
Discovery Inc., Class A(a)(b)	6,872	182,658
Discovery Inc., Class C, NVS(a)	14,886	365,451
DISH Network Corp., Class A(a)(b)	10,248	323,427

22

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
GCI Liberty Inc., Class A(a)	4,548	$218,804
Interpublic Group of Companies Inc. (The)	17,157	386,890
John Wiley & Sons Inc., Class A	1,913	120,806
Liberty Broadband Corp., Class A(a)	1,150	91,241
Liberty Broadband Corp., Class C, NVS(a)	6,798	540,237
Liberty Global PLC, Series A(a)	9,817	277,134
Liberty Global PLC, Series C, NVS(a)	26,302	713,836
Liberty Latin America Ltd., Class A(a)	2,377	45,353
Liberty Latin America Ltd., Class C, NVS(a)	4,982	96,452
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	1,027	34,415
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	9,090	320,423
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,717	175,219
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,373	348,227
Lions Gate Entertainment Corp., Class A	2,914	69,499
Lions Gate Entertainment Corp., Class B, NVS	4,828	110,416
Live Nation Entertainment Inc.(a)	5,957	293,561
Madison Square Garden Co. (The), Class A(a)	720	224,770
Meredith Corp.	1,810	96,202
New York Times Co. (The), Class A(b)	5,677	140,790
News Corp., Class A, NVS	16,618	250,433
News Corp., Class B	5,296	81,029
Nexstar Media Group Inc., Class A	2,006	149,347
Omnicom Group Inc.	9,974	686,510
Sinclair Broadcast Group Inc., Class A	3,548	91,538
Sirius XM Holdings Inc.(b)	63,851	448,234
TEGNA Inc.	9,431	104,024
Tribune Media Co., Class A	3,069	103,886
Twenty-First Century Fox Inc., Class A, NVS	46,476	2,091,420
Twenty-First Century Fox Inc., Class B	19,379	860,815
Viacom Inc., Class A(b)	300	10,320
Viacom Inc., Class B, NVS	15,739	457,218
Walt Disney Co. (The)	65,641	7,454,192

		28,962,686
METALS & MINING — 0.4%
Alcoa Corp.(a)	7,687	332,616
Allegheny Technologies Inc.(a)(b)	5,471	152,094
Carpenter Technology Corp.	2,055	112,552
Commercial Metals Co.	5,131	114,627
Compass Minerals International Inc.	1,586	107,610
Freeport-McMoRan Inc.	59,651	984,241
Newmont Mining Corp.	23,692	869,023
Nucor Corp.	14,068	941,571
Reliance Steel & Aluminum Co.	3,164	285,393
Royal Gold Inc.	2,841	240,377
Steel Dynamics Inc.	10,457	492,420
U.S. Steel Corp.	7,891	287,469
Worthington Industries Inc.	1,996	93,453

		5,013,446
MORTGAGE REAL ESTATE INVESTMENT — 0.2%
AGNC Investment Corp.	18,487	359,942
Annaly Capital Management Inc.	51,160	548,435
Blackstone Mortgage Trust Inc., Class A(b)	4,968	164,640
Chimera Investment Corp.(b)	8,200	156,620
Invesco Mortgage Capital Inc.	4,992	82,817
MFA Financial Inc.	17,656	142,131
New Residential Investment Corp.	15,137	270,801
Starwood Property Trust Inc.	11,512	262,934

Security	Shares	Value
Two Harbors Investment Corp.	7,590	$117,645

		2,105,965
MULTI-UTILITIES — 0.9%
Ameren Corp.	10,864	674,220
Avista Corp.	2,966	150,020
Black Hills Corp.	2,313	138,711
CenterPoint Energy Inc.	19,121	544,566
CMS Energy Corp.	12,498	604,153
Consolidated Edison Inc.	13,652	1,077,552
Dominion Energy Inc.	28,773	2,063,312
DTE Energy Co.	8,049	873,638
MDU Resources Group Inc.	8,621	250,009
NiSource Inc.	14,693	384,663
NorthWestern Corp.	2,173	128,924
Public Service Enterprise Group Inc.	22,358	1,152,779
SCANA Corp.	6,464	258,495
Sempra Energy	11,647	1,346,277
Vectren Corp.	3,658	261,437
WEC Energy Group Inc.	13,862	920,021

		10,828,777
MULTILINE RETAIL — 0.5%
Big Lots Inc.	1,766	76,697
Dillard’s Inc., Class A(b)	897	72,002
Dollar General Corp.	11,184	1,097,710
Dollar Tree Inc.(a)	10,463	955,063
Kohl’s Corp.	7,450	550,331
Macy’s Inc.	13,488	535,878
Nordstrom Inc.	5,278	276,620
Target Corp.	23,507	1,896,545

		5,460,846
OIL, GAS & CONSUMABLE FUELS — 5.2%
Anadarko Petroleum Corp.	22,712	1,661,383
Andeavor	6,131	920,018
Antero Resources Corp.(a)	9,321	191,453
Apache Corp.	16,943	779,378
Cabot Oil & Gas Corp.	20,177	474,160
Cheniere Energy Inc.(a)	9,130	579,755
Chesapeake Energy Corp.(a)(b)	39,444	186,176
Chevron Corp.	84,330	10,648,349
Cimarex Energy Co.	4,230	417,078
CNX Resources Corp.(a)	9,013	146,732
Concho Resources Inc.(a)	8,410	1,226,599
ConocoPhillips	51,654	3,727,869
CONSOL Energy Inc.(a)	1,123	46,750
Continental Resources Inc./OK(a)(b)	3,748	239,385
Devon Energy Corp.	23,139	1,041,486
Diamondback Energy Inc.	4,355	574,642
Energen Corp.(a)	4,302	319,122
EOG Resources Inc.	25,527	3,291,451
EQT Corp.	11,121	552,491
Exxon Mobil Corp.	186,764	15,223,134
Gulfport Energy Corp.(a)(b)	7,383	84,978
Hess Corp.	11,474	753,039
HollyFrontier Corp.	7,816	582,917
Kinder Morgan Inc./DE	83,788	1,489,751
Marathon Oil Corp.	37,744	797,153
Marathon Petroleum Corp.	20,366	1,646,184
Murphy Oil Corp.	7,316	243,330
Newfield Exploration Co.(a)	8,664	248,830

23

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Noble Energy Inc.	21,226	$766,046
Oasis Petroleum Inc.(a)	11,714	143,145
Occidental Petroleum Corp.	33,765	2,833,896
ONEOK Inc.	18,230	1,284,121
Parsley Energy Inc., Class A(a)	11,374	357,485
PBF Energy Inc., Class A	4,958	231,539
PDC Energy Inc.(a)	2,860	180,123
Phillips 66	18,505	2,282,407
Pioneer Natural Resources Co.	7,539	1,426,907
QEP Resources Inc.(a)	10,147	105,427
Range Resources Corp.(b)	9,811	151,384
SemGroup Corp., Class A	2,869	72,155
SM Energy Co.(b)	4,660	128,197
Southwestern Energy Co.(a)	133	684
Targa Resources Corp.	9,814	501,201
Valero Energy Corp.	19,059	2,255,633
Whiting Petroleum Corp.(a)	3,939	195,571
Williams Companies Inc. (The)	36,540	1,087,065
World Fuel Services Corp.	2,965	82,516
WPX Energy Inc.(a)	17,495	328,381

		62,507,476
PAPER & FOREST PRODUCTS — 0.0%
Domtar Corp.	2,764	133,280
KapStone Paper and Packaging Corp.	3,949	137,346
Louisiana-Pacific Corp.	6,271	168,816

		439,442
PERSONAL PRODUCTS — 0.2%
Coty Inc., Class A	21,349	286,290
Edgewell Personal Care Co.(a)	2,483	133,734
Estee Lauder Companies Inc. (The), Class A	9,860	1,330,509
Herbalife Nutrition Ltd.(a)	5,103	263,468
Nu Skin Enterprises Inc., Class A	2,435	177,390

		2,191,391
PHARMACEUTICALS — 4.1%
Akorn Inc.(a)(b)	4,195	77,691
Allergan PLC	14,950	2,752,146
Amneal Pharmaceuticals Inc.(a)	3,635	69,683
Bristol-Myers Squibb Co.	72,134	4,237,872
Catalent Inc.(a)	5,790	241,443
Eli Lilly & Co.	42,165	4,166,324
Horizon Pharma PLC(a)	7,584	133,706
Jazz Pharmaceuticals PLC(a)(b)	2,649	458,489
Johnson & Johnson	118,317	15,679,369
Mallinckrodt PLC(a)(b)	3,531	82,802
Medicines Co. (The)(a)(b)	2,774	110,211
Merck & Co. Inc.	118,773	7,823,578
Mylan NV(a)	22,830	851,787
Nektar Therapeutics(a)	7,047	370,672
Pacira Pharmaceuticals Inc./DE(a)(b)	1,761	70,792
Perrigo Co. PLC	5,760	463,795
Pfizer Inc.	258,156	10,308,169
Prestige Brands Holdings Inc.(a)	2,519	90,004
Zoetis Inc.	21,289	1,841,073

		49,829,606
PROFESSIONAL SERVICES — 0.4%
CoStar Group Inc.(a)	1,617	672,429
Dun & Bradstreet Corp. (The)	1,684	211,999
Equifax Inc.	5,354	671,927
FTI Consulting Inc.(a)	1,666	131,547

Security	Shares	Value
IHS Markit Ltd.(a)	15,783	$836,973
ManpowerGroup Inc.	2,885	269,055
Nielsen Holdings PLC	15,002	353,447
Robert Half International Inc.	5,466	414,104
TransUnion	6,646	481,170
Verisk Analytics Inc.(a)	6,904	763,721

		4,806,372
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group Inc., Class A(a)	13,405	667,569
Howard Hughes Corp. (The)(a)	1,693	229,486
Jones Lang LaSalle Inc.	2,040	348,860
Realogy Holdings Corp.	5,486	119,979

		1,365,894
ROAD & RAIL — 1.0%
Avis Budget Group Inc.(a)	3,164	110,265
CSX Corp.	38,597	2,728,036
Genesee & Wyoming Inc., Class A(a)	2,641	227,126
JB Hunt Transport Services Inc.	3,770	452,023
Kansas City Southern	4,484	521,355
Landstar System Inc.	1,884	209,406
Norfolk Southern Corp.	12,475	2,108,275
Old Dominion Freight Line Inc.(b)	3,006	441,281
Ryder System Inc.	2,426	189,956
Union Pacific Corp.	34,210	5,127,737

		12,115,460
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Micro Devices Inc.(a)(b)	36,089	661,511
Analog Devices Inc.	16,354	1,572,274
Applied Materials Inc.	44,448	2,161,506
Broadcom Inc.	18,074	4,008,271
Cirrus Logic Inc.(a)	2,788	120,609
Cree Inc.(a)	4,404	207,649
Cypress Semiconductor Corp.	15,545	276,856
Entegris Inc.	6,160	216,524
First Solar Inc.(a)	3,615	189,245
Integrated Device Technology Inc.(a)	5,560	191,431
Intel Corp.	205,630	9,890,803
KLA-Tencor Corp.	6,909	811,255
Lam Research Corp.	7,233	1,378,899
Marvell Technology Group Ltd.	25,684	547,326
Maxim Integrated Products Inc.	12,278	750,677
Microchip Technology Inc.	10,316	963,824
Micron Technology Inc.(a)	51,138	2,699,575
MKS Instruments Inc.	2,476	233,487
Monolithic Power Systems Inc.	1,739	230,730
NVIDIA Corp.	26,757	6,551,719
ON Semiconductor Corp.(a)(b)	19,064	420,361
Qorvo Inc.(a)(b)	5,599	457,774
QUALCOMM Inc.	65,443	4,194,242
Semtech Corp.(a)	2,831	134,331
Silicon Laboratories Inc.(a)(b)	1,912	182,118
Skyworks Solutions Inc.	8,073	763,544
Synaptics Inc.(a)(b)	1,506	75,466
Teradyne Inc.	8,537	369,225
Texas Instruments Inc.	43,181	4,806,909
Universal Display Corp.(b)	1,816	174,881
Versum Materials Inc.	4,907	189,165
Xilinx Inc.	11,159	804,229

		46,236,416

24

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
SOFTWARE — 6.1%
ACI Worldwide Inc.(a)	5,138	$132,766
Activision Blizzard Inc.	33,564	2,464,269
Adobe Systems Inc.(a)	21,717	5,313,716
ANSYS Inc.(a)	3,744	632,287
Aspen Technology Inc.(a)	3,122	299,056
Autodesk Inc.(a)	9,694	1,245,097
Blackbaud Inc.	2,119	211,497
CA Inc.	13,934	616,022
Cadence Design Systems Inc.(a)	12,585	554,873
CDK Global Inc.	5,539	345,911
Citrix Systems Inc.(a)	5,664	622,870
CommVault Systems Inc.(a)	1,822	118,248
Dell Technologies Inc., Class V(a)	8,810	815,101
Electronic Arts Inc.(a)	13,579	1,748,296
Ellie Mae Inc.(a)(b)	1,495	148,334
Fair Isaac Corp.(a)	1,340	269,956
FireEye Inc.(a)(b)	8,369	129,971
Fortinet Inc.(a)	6,328	398,095
Guidewire Software Inc.(a)(b)	3,476	299,631
Intuit Inc.	10,748	2,195,172
Manhattan Associates Inc.(a)	2,981	143,446
Microsoft Corp.	338,920	35,952,634
Nuance Communications Inc.(a)	11,759	173,680
Oracle Corp.	131,384	6,264,389
Paycom Software Inc.(a)(b)	2,120	225,250
Proofpoint Inc.(a)	2,288	260,946
PTC Inc.(a)	5,084	467,270
Red Hat Inc.(a)	7,837	1,106,820
salesforce.com Inc.(a)	31,121	4,268,245
ServiceNow Inc.(a)(b)	7,791	1,370,904
Splunk Inc.(a)	6,393	614,367
SS&C Technologies Holdings Inc.	8,819	468,024
Symantec Corp.	27,433	554,695
Synopsys Inc.(a)	6,562	586,840
Tableau Software Inc., Class A(a)	2,967	305,809
Take-Two Interactive Software Inc.(a)	5,062	572,107
Tyler Technologies Inc.(a)	1,591	357,959
Ultimate Software Group Inc. (The)(a)	1,280	354,419
Verint Systems Inc.(a)	2,820	126,618
VMware Inc., Class A(a)	3,064	443,024
Workday Inc., Class A(a)	6,487	804,518

		73,983,132
SPECIALTY RETAIL — 2.2%
Aaron’s Inc.	2,858	123,780
Advance Auto Parts Inc.	3,303	466,483
American Eagle Outfitters Inc.	7,383	185,904
AutoNation Inc.(a)	2,587	125,547
AutoZone Inc.(a)	1,176	829,703
Bed Bath & Beyond Inc.	6,222	116,538
Best Buy Co. Inc.	10,814	811,374
Burlington Stores Inc.(a)	2,964	452,929
CarMax Inc.(a)	7,802	582,653
Dick’s Sporting Goods Inc.	3,436	117,305
Five Below Inc.(a)	2,487	241,637
Foot Locker Inc.	5,193	253,470
GameStop Corp., Class A(b)	4,366	62,914
Gap Inc. (The)	9,435	284,654
Home Depot Inc. (The)	50,905	10,054,756
L Brands Inc.	10,646	337,159
Lithia Motors Inc., Class A	1,084	96,530

Security	Shares	Value
Lowe’s Companies Inc.	36,293	$3,605,347
Murphy USA Inc.(a)	1,312	103,963
Office Depot Inc.	23,194	58,217
O’Reilly Automotive Inc.(a)	3,604	1,102,824
Ross Stores Inc.	16,736	1,463,229
Sally Beauty Holdings Inc.(a)(b)	5,710	94,158
Signet Jewelers Ltd.	2,629	151,798
Tiffany & Co.	4,523	622,184
TJX Companies Inc. (The)	27,716	2,695,658
Tractor Supply Co.	5,341	416,812
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,542	621,239
Urban Outfitters Inc.(a)	3,645	161,838
Williams-Sonoma Inc.	3,305	193,309

		26,433,912
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
3D Systems Corp.(a)(b)	4,890	59,511
Apple Inc.	216,816	41,257,917
Diebold Nixdorf Inc.	3,182	36,116
Electronics For Imaging Inc.(a)(b)	2,123	72,437
Hewlett Packard Enterprise Co.	67,331	1,039,591
HP Inc.	72,373	1,670,369
NCR Corp.(a)(b)	5,152	143,844
NetApp Inc.	11,814	915,821
Seagate Technology PLC	12,683	667,379
Western Digital Corp.	13,222	927,523
Xerox Corp.	9,481	246,221

		47,036,729
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s Inc.	2,076	217,627
Deckers Outdoor Corp.(a)	1,313	148,146
Hanesbrands Inc.	15,848	352,776
Lululemon Athletica Inc.(a)	4,188	502,351
Michael Kors Holdings Ltd.(a)	6,670	445,089
NIKE Inc., Class B	56,595	4,352,721
PVH Corp.	3,381	519,051
Ralph Lauren Corp.	2,496	336,910
Skechers U.S.A. Inc., Class A(a)(b)	5,995	166,181
Steven Madden Ltd.	2,311	124,910
Tapestry Inc.	12,781	602,241
Under Armour Inc., Class A(a)(b)	8,523	170,204
Under Armour Inc., Class C, NVS(a)	8,088	151,569
VF Corp.	14,493	1,334,371
Wolverine World Wide Inc.	4,112	145,483

		9,569,630
THRIFTS & MORTGAGE FINANCE — 0.1%
Capitol Federal Financial Inc.	5,742	75,048
Essent Group Ltd.(a)	3,591	137,894
MGIC Investment Corp.(a)	16,046	200,254
New York Community Bancorp. Inc.	21,534	231,921
Radian Group Inc.	9,349	179,033
Washington Federal Inc.	3,770	126,484

		950,634
TOBACCO — 0.9%
Altria Group Inc.	83,485	4,898,900
Philip Morris International Inc.	68,545	5,915,433

		10,814,333
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	4,283	188,281
Applied Industrial Technologies Inc.	1,768	131,981

25

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Beacon Roofing Supply Inc.(a)	2,902	$122,116
Fastenal Co.	12,676	721,645
GATX Corp.	1,719	141,542
HD Supply Holdings Inc.(a)	8,076	355,183
MRC Global Inc.(a)	4,180	94,677
MSC Industrial Direct Co. Inc., Class A	2,029	171,714
NOW Inc.(a)	5,264	78,697
United Rentals Inc.(a)	3,678	547,286
Univar Inc.(a)	4,962	136,405
Watsco Inc.	1,402	241,859
WESCO International Inc.(a)	2,085	127,185
WW Grainger Inc.	2,264	784,612

		3,843,183
TRANSPORTATION INFRASTRUCTURE — 0.0%
Macquarie Infrastructure Corp.	3,655	165,974

WATER UTILITIES — 0.1%
American Water Works Co. Inc.	7,920	698,940
Aqua America Inc.	8,005	295,705

		994,645
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems Inc.	4,142	104,586
T-Mobile U.S. Inc.(a)(b)	13,096	785,760

		890,346

TOTAL COMMON STOCKS — 99.8%
(Cost: $738,232,647)		1,203,690,038

Security	Shares	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(e)(f)	16,890,716	$16,895,784
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(e)	942,525	942,525

		17,838,309

TOTAL SHORT-TERM INVESTMENTS — 1.5%
(Cost: $17,834,293)		17,838,309

TOTAL INVESTMENTS IN SECURITIES — 101.3%
(Cost: $756,066,940)		1,221,528,347
Other Assets, Less Liabilities — (1.3)%		(16,158,956)

NET ASSETS — 100.0%		$1,205,369,391

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

26

Schedule of Investments (Unaudited) (Continued)	iSHARES® DOW JONES U.S. ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,287,014	4,603,702	(a)	—	16,890,716	$16,895,784	$25,372	(b)	$251	$2,842
BlackRock Cash Funds: Treasury, SL Agency Shares	709,079	233,446	(a)	—	942,525	942,525	7,026		—	—
BlackRock Inc.	5,366	62		—	5,428	2,728,981	15,454		—	(102,794)
PNC Financial Services Group Inc. (The)	20,458	228		—	20,686	2,995,953	19,652		—	(15,837)

						$23,563,243	$67,504		$251	$(115,789)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,203,673,170	$—	$16,868	$1,203,690,038
Money Market Funds	17,838,309	—	—	17,838,309

	$1,221,511,479	$—	$16,868	$1,221,528,347

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

27

Schedule of Investments (Unaudited)	iSHARES® EUROPE DEVELOPED REAL ESTATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AUSTRIA — 0.9%
CA Immobilien Anlagen AG	10,715	$375,110

BELGIUM — 3.7%
Aedifica SA	2,804	267,715
Befimmo SA	3,022	181,745
Cofinimmo SA	3,455	452,763
Intervest Offices & Warehouses NV	2,440	63,950
Leasinvest Real Estate SCA	313	35,597
Retail Estates NV	1,020	92,373
Warehouses De Pauw CVA	2,625	352,595
Wereldhave Belgium NV	338	37,808
Xior Student Housing NV	1,516	64,034

		1,548,580
FINLAND — 0.9%
Citycon OYJ	59,731	125,799
Kojamo OYJ(a)	13,356	141,426
Technopolis OYJ	21,606	97,581

		364,806
FRANCE — 20.0%
Carmila SA	4,701	127,609
Covivio	5,545	578,399
Gecina SA	8,010	1,367,390
ICADE	4,956	480,138
Klepierre SA	30,979	1,169,691
Mercialys SA	6,258	112,176
Unibail-Rodamco-Westfield, New	20,841	4,629,496

		8,464,899
GERMANY — 25.9%
ADLER Real Estate AG(a)	4,530	75,689
ADO Properties SA(b)	4,520	258,085
alstria office REIT AG	24,632	382,739
Aroundtown SA	96,854	809,134
Deutsche EuroShop AG	7,929	279,804
Deutsche Wohnen SE	55,032	2,682,496
DIC Asset AG	6,881	78,579
Grand City Properties SA	16,884	438,959
Hamborner REIT AG	11,861	126,567
LEG Immobilien AG	9,805	1,104,098
Sirius Real Estate Ltd.	139,680	107,004
TAG Immobilien AG	19,582	443,346
TLG Immobilien AG	13,176	344,715
Vonovia SE	79,305	3,842,469

		10,973,684
IRELAND — 1.1%
Green REIT PLC	105,464	185,838
Hibernia REIT PLC	106,246	181,000
Irish Residential Properties REIT PLC	53,739	86,393

		453,231
ITALY — 0.5%
Beni Stabili SpA SIIQ	156,157	137,947
Immobiliare Grande Distribuzione SIIQ SpA	7,592	64,233

		202,180
NETHERLANDS — 1.8%
Eurocommercial Properties NV	7,423	314,407
NSI NV	2,676	104,421
Vastned Retail NV	2,826	128,460

Security	Shares	Value
Wereldhave NV	6,262	$232,847

		780,135
NORWAY — 0.6%
Entra ASA(b)	16,966	247,807

SPAIN — 3.3%
Inmobiliaria Colonial SOCIMI SA	46,993	506,679
Lar Espana Real Estate SOCIMI SA	13,909	148,095
Merlin Properties SOCIMI SA	51,762	766,137

		1,420,911
SWEDEN — 8.7%
Castellum AB	41,738	753,622
Catena AB	2,481	53,141
D. Carnegie & Co. AB(a)	6,338	118,298
Dios Fastigheter AB	12,898	82,424
Fabege AB	40,897	579,578
Fastighets AB Balder, Class B(a)	15,050	438,146
Hemfosa Fastigheter AB	23,274	319,713
Hufvudstaden AB, Class A	17,079	264,352
Klovern AB, Class B	80,371	105,923
Kungsleden AB	29,228	236,011
Pandox AB	11,662	219,263
Victoria Park AB, Class B	5,301	23,197
Wallenstam AB, Class B	25,312	260,421
Wihlborgs Fastigheter AB	20,630	245,779

		3,699,868
SWITZERLAND — 5.1%
Allreal Holding AG, Registered	2,184	340,174
Mobimo Holding AG, Registered	951	236,309
PSP Swiss Property AG, Registered	6,079	572,900
Swiss Prime Site AG, Registered	10,960	1,005,774

		2,155,157
UNITED KINGDOM — 27.1%
Assura PLC	364,181	270,387
Big Yellow Group PLC	22,622	282,352
British Land Co. PLC (The)	152,086	1,317,092
Capital & Counties Properties PLC	113,505	410,044
Capital & Regional PLC	82,460	51,325
Custodian Reit PLC	54,728	86,147
Daejan Holdings PLC	700	56,012
Derwent London PLC	15,540	636,611
Empiric Student Property PLC	89,856	111,975
F&C Commercial Property Trust Ltd.	80,701	154,767
F&C UK Real Estate Investment Ltd.	36,592	45,792
GCP Student Living PLC	59,969	117,367
Grainger PLC	64,150	257,832
Great Portland Estates PLC	43,629	409,712
Hammerson PLC	123,133	842,810
Hansteen Holdings PLC	61,654	88,962
Helical PLC	15,116	63,451
Intu Properties PLC	137,247	314,339
Land Securities Group PLC	110,505	1,366,636
LondonMetric Property PLC	100,043	246,978
LXI REIT PLC	29,849	42,287
MedicX Fund Ltd.	68,474	72,216
NewRiver REIT PLC	46,190	166,016
Phoenix Spree Deutschland Ltd.	13,154	59,356
Picton Property Income Ltd. (The)	82,723	97,878
Primary Health Properties PLC	111,736	165,917

28

Schedule of Investments (Unaudited) (Continued)	iSHARES® EUROPE DEVELOPED REAL ESTATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
RDI REIT PLC	194,525	$90,840
Regional REIT Ltd.(b)	48,725	60,400
Safestore Holdings PLC	31,494	231,349
Schroder REIT Ltd.	79,376	65,284
Segro PLC	156,312	1,363,532
Shaftesbury PLC	35,612	435,375
Standard Life Investment Property Income Trust Ltd.	61,793	76,113
Target Healthcare REIT Ltd.	52,184	75,982
Triple Point Social Housing Reit PLC(b)(c)	30,189	42,372
Tritax Big Box REIT PLC	229,017	457,529
UK Commercial Property REIT Ltd.	101,167	115,321
UNITE Group PLC (The)	40,321	463,326
Workspace Group PLC	18,753	267,148

		11,478,832

TOTAL COMMON STOCKS — 99.6%
(Cost: $40,952,301)		42,165,200

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(d)(e)(f)	31,746	31,756

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(d)(e)	14,632	$14,632

		46,388

TOTAL SHORT-TERM INVESTMENTS — 0.1%
(Cost: $46,385)		46,388

TOTAL INVESTMENTS IN SECURITIES — 99.7%
(Cost: $40,998,686)		42,211,588
Other Assets, Less Liabilities — 0.3%		106,935

NET ASSETS — 100.0%		$42,318,523

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

29

Schedule of Investments (Unaudited) (Continued)	iSHARES® EUROPE DEVELOPED REAL ESTATE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	320,398	(288,652)	31,746	$31,756	$1,434	(a)	$115	$(29)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,698	2,934	14,632	14,632	225		—	—

				$46,388	$1,659		$115	$(29)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,165,200	$—	$—	$42,165,200
Money Market Funds	46,388	—	—	46,388

	$42,211,588	$—	$—	$42,211,588

30

Schedule of Investments (Unaudited)	iSHARES® GLOBAL REIT ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AUSTRALIA — 5.8%
BWP Trust	494,411	$1,216,574
Charter Hall Retail REIT	343,867	1,055,755
Cromwell Property Group	1,406,179	1,160,342
Dexus	989,800	7,417,038
Goodman Group	1,723,217	12,336,409
GPT Group (The)	1,750,641	6,715,360
Investa Office Fund	521,369	1,999,942
Mirvac Group	3,566,555	6,045,139
Scentre Group	4,964,631	15,685,501
Shopping Centres Australasia Property Group	833,714	1,487,479
Stockland	2,362,848	7,289,645
Vicinity Centres	3,123,435	6,176,417

		68,585,601
BELGIUM — 0.9%
Aedifica SA	17,171	1,639,421
Befimmo SA	19,495	1,172,441
Cofinimmo SA	21,914	2,871,734
Intervest Offices & Warehouses NV	19,164	502,272
Leasinvest Real Estate SCA	2,828	321,625
Retail Estates NV	6,544	592,637
Warehouses De Pauw CVA	18,005	2,418,464
Wereldhave Belgium NV	2,821	315,548
Xior Student Housing NV	8,656	365,619

		10,199,761
CANADA — 3.0%
Allied Properties REIT	90,133	2,938,668
Artis REIT	145,438	1,406,347
Boardwalk REIT(a)	36,630	1,287,395
Canadian Apartment Properties REIT	133,616	4,448,735
Choice Properties REIT	266,517	2,550,539
Cominar REIT	173,467	1,677,381
Crombie REIT	89,874	904,953
Dream Global REIT	158,388	1,694,581
Dream Office REIT	47,981	883,705
Granite REIT	46,041	1,908,120
H&R REIT	282,521	4,378,859
Killam Apartment REIT	73,028	855,920
Northview Apartment Real Estate Investment Trust	43,327	878,853
NorthWest Healthcare Properties REIT	73,929	633,677
RioCan REIT	309,733	5,904,434
SmartCentres Real Estate Investment Trust	115,831	2,699,165

		35,051,332
CHINA — 0.1%
Spring REIT(a)	1,063,000	442,964
Yuexiu REIT	1,221,000	829,337

		1,272,301
FRANCE — 4.5%
Carmila SA	29,461	799,724
Covivio	34,787	3,628,632
Gecina SA	50,160	8,562,832
ICADE	31,266	3,029,056
Klepierre SA	194,018	7,325,640
Mercialys SA	41,593	745,562
Unibail-Rodamco-Westfield(b)	32,560	7,232,685
Unibail-Rodamco-Westfield, New	97,855	21,736,930

		53,061,061

Security	Shares	Value
GERMANY — 0.3%
alstria office REIT AG	157,279	$2,443,843
Hamborner REIT AG(a)	86,526	923,307

		3,367,150
GREECE — 0.0%
Grivalia Properties REIC AE	1,008	10,108

HONG KONG — 1.9%
Champion REIT(a)	1,989,000	1,353,518
Link REIT	2,097,000	20,790,555

		22,144,073
IRELAND — 0.2%
Green REIT PLC	705,228	1,242,679
Hibernia REIT PLC	678,409	1,155,733
Irish Residential Properties REIT PLC	377,859	607,465

		3,005,877
ITALY — 0.1%
Beni Stabili SpA SIIQ	1,013,032	894,900
Immobiliare Grande Distribuzione SIIQ SpA	48,250	408,226

		1,303,126
JAPAN — 7.1%
Activia Properties Inc.	580	2,585,492
Advance Residence Investment Corp.	1,158	3,009,310
AEON REIT Investment Corp.	1,338	1,428,364
Comforia Residential REIT Inc.	606	1,417,284
Daiwa House REIT Investment Corp.	1,769	4,361,658
Daiwa Office Investment Corp.	257	1,563,489
Frontier Real Estate Investment Corp.	410	1,648,205
Fukuoka REIT Corp.	912	1,433,911
GLP J-Reit	2,841	3,030,332
Hulic Reit Inc.	956	1,476,616
Industrial & Infrastructure Fund Investment Corp.	1,373	1,479,219
Invincible Investment Corp.	4,894	2,157,575
Japan Excellent Inc.	1,087	1,395,407
Japan Hotel REIT Investment Corp.	3,857	2,821,943
Japan Logistics Fund Inc.	764	1,474,218
Japan Prime Realty Investment Corp.	785	2,822,606
Japan Real Estate Investment Corp.	1,232	6,438,449
Japan Rental Housing Investments Inc.	1,824	1,482,794
Japan Retail Fund Investment Corp.	2,691	4,901,688
Kenedix Office Investment Corp.	331	2,004,806
Kenedix Retail REIT Corp.	441	961,659
Mori Hills REIT Investment Corp.	1,289	1,590,235
Mori Trust Sogo REIT Inc.	976	1,413,343
Nippon Accommodations Fund Inc.	412	1,947,007
Nippon Building Fund Inc.	1,213	6,740,093
Nippon Prologis REIT Inc.	1,824	3,684,174
Nomura Real Estate Master Fund Inc.	3,910	5,532,821
Orix JREIT Inc.	2,671	4,156,586
Premier Investment Corp.	1,161	1,169,920
Sekisui House Reit Inc.	3,392	2,187,801
Tokyu REIT Inc.	912	1,242,451
United Urban Investment Corp.	2,838	4,396,187

		83,955,643
MEXICO — 0.7%
Concentradora Fibra Danhos SA de CV	220,627	362,411
Concentradora Fibra Hotelera Mexicana SA de CV(c)	565,118	377,068
Fibra Uno Administracion SA de CV	3,011,048	4,331,236
Macquarie Mexico Real Estate Management SA de CV	869,250	941,971
PLA Administradora Industrial S. de RL de CV	774,969	1,202,388

31

Schedule of Investments (Unaudited) (Continued)	iSHARES® GLOBAL REIT ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Prologis Property Mexico SA de CV	391,301	$776,562

		7,991,636
NETHERLANDS — 0.4%
Eurocommercial Properties NV	45,559	1,929,689
NSI NV	17,713	691,182
Vastned Retail NV	16,811	764,169
Wereldhave NV	39,276	1,460,447

		4,845,487
NEW ZEALAND — 0.1%
Kiwi Property Group Ltd.	1,481,442	1,366,607

SINGAPORE — 2.5%
Ascendas REIT	2,446,650	4,942,546
Ascott Residence Trust	1,350,432	1,081,298
CapitaLand Commercial Trust	2,342,764	3,011,707
CapitaLand Mall Trust	2,344,800	3,720,538
CapitaLand Retail China Trust	631,200	718,695
CDL Hospitality Trusts(a)	829,800	987,494
First REIT(a)	725,900	687,880
Fortune REIT	1,077,000	1,345,023
Keppel REIT(a)	1,992,400	1,712,413
Lippo Malls Indonesia Retail Trust(a)	2,315,400	535,775
Mapletree Commercial Trust	2,078,592	2,473,605
Mapletree Industrial Trust	1,467,900	2,156,615
Mapletree Logistics Trust	2,071,140	1,917,018
Mapletree North Asia Commercial Trust	2,184,100	1,845,086
Suntec REIT	1,993,400	2,694,378

		29,830,071
SOUTH AFRICA — 1.2%
Delta Property Fund Ltd.	576,324	263,991
Emira Property Fund Ltd.	409,856	489,371
Growthpoint Properties Ltd.	2,841,499	5,672,694
Hyprop Investments Ltd.	262,448	2,057,508
Redefine Properties Ltd.	5,238,612	4,251,279
SA Corporate Real Estate Ltd.	2,566,155	877,670
Vukile Property Fund Ltd.	748,101	1,115,976

		14,728,489
SPAIN — 0.8%
Inmobiliaria Colonial SOCIMI SA	291,064	3,138,256
Lar Espana Real Estate SOCIMI SA	94,285	1,003,896
Merlin Properties SOCIMI SA	328,447	4,861,389

		9,003,541
TURKEY — 0.0%
Dogus Gayrimenkul Yatirim Ortakligi AS(b)	145,141	71,255

UNITED KINGDOM — 5.5%
Assura PLC	2,241,713	1,664,362
Big Yellow Group PLC	139,045	1,735,463
British Land Co. PLC (The)	949,935	8,226,606
Capital & Regional PLC	734,873	457,404
Custodian Reit PLC	408,699	643,333
Derwent London PLC	95,270	3,902,828
Empiric Student Property PLC	660,971	823,678
F&C UK Real Estate Investment Ltd.	298,006	372,928
GCP Student Living PLC	408,588	799,661
Great Portland Estates PLC	266,437	2,502,063
Hammerson PLC	766,799	5,248,521
Hansteen Holdings PLC	408,402	589,294
Intu Properties PLC	855,786	1,960,021

Security	Shares	Value
Land Securities Group PLC	688,994	$8,520,916
LondonMetric Property PLC	626,070	1,545,588
LXI REIT PLC	185,900	263,363
MedicX Fund Ltd.	385,218	406,269
NewRiver REIT PLC	281,821	1,012,920
Primary Health Properties PLC	655,207	972,918
RDI REIT PLC	1,465,504	684,366
Regional REIT Ltd.(c)	316,906	392,838
Safestore Holdings PLC	189,927	1,395,166
Schroder REIT Ltd.	469,359	386,033
Segro PLC	975,384	8,508,413
Shaftesbury PLC	220,987	2,701,680
Standard Life Investment Property Income Trust Ltd.	519,619	640,032
Target Healthcare REIT Ltd.	357,337	520,298
Triple Point Social Housing Reit PLC(c)	183,496	257,550
Tritax Big Box REIT PLC	1,382,262	2,761,478
UNITE Group PLC (The)	243,460	2,797,583
Workspace Group PLC	116,625	1,661,395

		64,354,968
UNITED STATES — 64.5%
Acadia Realty Trust	77,895	2,109,397
Agree Realty Corp.(a)	29,391	1,564,777
Alexander’s Inc.	2,090	774,303
Alexandria Real Estate Equities Inc.	99,007	12,617,452
American Assets Trust Inc.	37,501	1,441,163
American Campus Communities Inc.	131,817	5,437,451
American Homes 4 Rent, Class A	250,308	5,541,819
Americold Realty Trust	49,595	1,066,788
Apartment Investment & Management Co., Class A	151,756	6,472,393
Apple Hospitality REIT Inc.	207,462	3,732,241
Ashford Hospitality Trust Inc.(a)	80,848	638,699
AvalonBay Communities Inc.	133,876	23,675,971
Boston Properties Inc.	149,847	18,810,294
Brandywine Realty Trust	169,821	2,800,348
Brixmor Property Group Inc.	293,326	5,188,937
Camden Property Trust	86,185	7,979,869
CareTrust REIT Inc.	66,919	1,131,600
CBL & Associates Properties Inc.(a)	163,845	892,955
Chatham Lodging Trust	43,384	934,491
Chesapeake Lodging Trust	58,147	1,861,867
Colony Capital Inc.	471,269	2,903,017
Columbia Property Trust Inc.	113,845	2,638,927
Corporate Office Properties Trust	97,882	2,911,011
Cousins Properties Inc.	405,909	3,783,072
CubeSmart(a)	176,071	5,345,516
DCT Industrial Trust Inc.	91,620	6,126,629
DDR Corp.	147,054	2,014,640
DiamondRock Hospitality Co.	189,791	2,262,309
Digital Realty Trust Inc.	199,265	24,194,756
Douglas Emmett Inc.	154,238	5,990,604
Duke Realty Corp.	347,367	10,115,327
Easterly Government Properties Inc.	40,964	776,268
EastGroup Properties Inc.	32,775	3,124,113
Education Realty Trust Inc.	73,420	3,036,651
Empire State Realty Trust Inc., Class A	131,138	2,186,070
EPR Properties	71,271	4,738,809
Equity LifeStyle Properties Inc.	83,106	7,561,815
Equity Residential	348,420	22,797,121
Essex Property Trust Inc.	63,840	15,350,328
Extra Space Storage Inc.(a)	118,477	11,133,284

32

Schedule of Investments (Unaudited) (Continued)	iSHARES® GLOBAL REIT ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Federal Realty Investment Trust	70,859	$8,892,805
First Industrial Realty Trust Inc.	120,238	3,913,747
Forest City Realty Trust Inc., Class A	206,199	5,148,789
Four Corners Property Trust Inc.	58,253	1,450,500
Franklin Street Properties Corp.	100,624	886,497
Gaming and Leisure Properties Inc.	194,036	7,047,388
Getty Realty Corp.	29,461	844,058
GGP Inc.	604,285	12,883,356
Global Net Lease Inc.(a)	68,899	1,457,903
Government Properties Income Trust(a)	68,274	1,028,889
Gramercy Property Trust	156,269	4,280,208
HCP Inc.(a)	454,754	11,778,129
Healthcare Realty Trust Inc.	118,481	3,520,071
Healthcare Trust of America Inc., Class A	196,254	5,361,659
Hersha Hospitality Trust	36,573	789,611
Highwoods Properties Inc.	99,606	4,891,651
Hospitality Properties Trust	157,860	4,462,702
Host Hotels & Resorts Inc.	711,526	14,899,354
Hudson Pacific Properties Inc.(a)	148,997	5,104,637
Independence Realty Trust Inc.	83,039	842,846
Investors Real Estate Trust(a)	118,308	648,328
Invitation Homes Inc.	289,745	6,696,007
JBG SMITH Properties	100,572	3,670,878
Kilroy Realty Corp.	94,254	6,875,829
Kimco Realty Corp.	395,550	6,601,730
Kite Realty Group Trust	81,254	1,370,755
LaSalle Hotel Properties	106,857	3,704,732
Lexington Realty Trust	214,175	1,882,598
Liberty Property Trust	143,555	6,152,767
Life Storage Inc.(a)	44,250	4,246,230
LTC Properties Inc.	38,908	1,640,750
Macerich Co. (The)	132,806	7,843,522
Mack-Cali Realty Corp.	87,085	1,695,545
Medical Properties Trust Inc.	350,084	5,044,710
Mid-America Apartment Communities Inc.	110,479	11,134,074
Monmouth Real Estate Investment Corp.(a)	73,678	1,228,212
National Health Investors Inc.	39,289	2,940,389
National Retail Properties Inc.	148,141	6,608,570
National Storage Affiliates Trust	48,180	1,389,029
New Senior Investment Group Inc.	63,736	451,251
Omega Healthcare Investors Inc.(a)	190,877	5,667,138
Paramount Group Inc.	203,900	3,148,216
Park Hotels & Resorts Inc.	194,243	6,075,921
Pebblebrook Hotel Trust(a)	66,358	2,558,101
Pennsylvania REIT(a)	71,397	758,236
Physicians Realty Trust	175,818	2,770,892
Piedmont Office Realty Trust Inc., Class A	125,533	2,483,043
Prologis Inc.	514,175	33,740,164
PS Business Parks Inc.	19,152	2,447,051
Public Storage	144,548	31,486,891
QTS Realty Trust Inc., Class A	49,199	2,103,257
Ramco-Gershenson Properties Trust(a)	73,421	965,486
Realty Income Corp.(a)	276,577	15,424,699
Regency Centers Corp.	146,413	9,316,259
Retail Opportunity Investments Corp.(a)	106,902	2,021,517
Retail Properties of America Inc., Class A	210,682	2,644,059
Retail Value Inc.(b)	14,702	485,754
Rexford Industrial Realty Inc.	77,007	2,359,494
RLJ Lodging Trust	167,052	3,773,705
Ryman Hospitality Properties Inc.	42,874	3,644,719

Security	Shares	Value
Sabra Health Care REIT Inc.	173,147	$3,741,707
Saul Centers Inc.(a)	12,317	656,250
Select Income REIT	60,988	1,271,600
Senior Housing Properties Trust	230,324	4,108,980
Seritage Growth Properties, Class A	31,258	1,322,526
Simon Property Group Inc.	299,637	52,799,036
SL Green Realty Corp.	82,640	8,521,010
Spirit MTA REIT(a)(b)	41,236	411,948
Spirit Realty Capital Inc.	416,020	3,482,087
STAG Industrial Inc.	94,224	2,574,200
STORE Capital Corp.	174,116	4,779,484
Summit Hotel Properties Inc.	102,373	1,448,578
Sun Communities Inc.	76,289	7,396,981
Sunstone Hotel Investors Inc.	220,163	3,582,052
Tanger Factory Outlet Centers Inc.(a)	90,217	2,151,675
Taubman Centers Inc.	57,299	3,555,403
Terreno Realty Corp.	54,189	2,000,116
Tier REIT Inc.	45,198	1,074,356
UDR Inc.	257,498	9,908,523
Universal Health Realty Income Trust(a)	12,870	866,280
Urban Edge Properties	104,678	2,374,097
Urstadt Biddle Properties Inc., Class A	28,056	624,527
Ventas Inc.	344,644	19,431,029
VEREIT Inc.	941,842	7,186,254
VICI Properties Inc.	264,352	5,379,563
Vornado Realty Trust	168,030	12,084,718
Washington Prime Group Inc.(a)	181,217	1,455,173
Washington REIT	75,322	2,296,568
Weingarten Realty Investors	115,768	3,498,509
Welltower Inc.	360,790	22,585,454
WP Carey Inc.	103,265	6,751,466
Xenia Hotels & Resorts Inc.	103,104	2,514,707

		760,683,247

TOTAL COMMON STOCKS — 99.6%
(Cost: $1,164,475,440)		1,174,831,334

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(d)(e)(f)	27,444,946	27,453,180
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(d)(e)	3,655,331	3,655,331

		31,108,511

TOTAL SHORT-TERM INVESTMENTS — 2.6%
(Cost: $31,103,384)		31,108,511

TOTAL INVESTMENTS IN SECURITIES — 102.2%
(Cost: $1,195,578,824)		1,205,939,845
Other Assets, Less Liabilities — (2.2)%		(26,403,756)

NET ASSETS — 100.0%		$1,179,536,089

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

33

Schedule of Investments (Unaudited) (Continued)	iSHARES® GLOBAL REIT ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,434,150	5,010,796	27,444,946	$27,453,180	$32,176	(a)	$759	$4,214
BlackRock Cash Funds: Treasury, SL Agency Shares	3,806,173	(150,842)	3,655,331	3,655,331	8,831		—	—

				$31,108,511	$41,007		$759	$4,214

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,174,831,334	$—	$—	$1,174,831,334
Money Market Funds	31,108,511	—	—	31,108,511

	$1,205,939,845	$—	$—	$1,205,939,845

34

Schedule of Investments (Unaudited)	iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AUSTRALIA — 10.0%
BGP Holdings PLC(a)(b)	6,603,392	$77
BWP Trust	355,169	873,948
Charter Hall Retail REIT	242,373	744,144
Cromwell Property Group	1,103,221	910,349
Dexus	742,941	5,567,207
Goodman Group	1,291,272	9,244,140
GPT Group (The)	1,318,433	5,057,435
Investa Office Fund	399,630	1,532,958
Mirvac Group	2,705,720	4,586,065
Scentre Group	3,731,610	11,789,834
Shopping Centres Australasia Property Group	550,222	981,684
Stockland	1,774,288	5,473,873
Vicinity Centres	2,339,747	4,626,718

		51,388,432
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	50,343	1,762,403

BELGIUM — 1.4%
Aedifica SA	13,148	1,255,320
Befimmo SA	13,841	832,406
Cofinimmo SA	16,355	2,143,252
Intervest Offices & Warehouses NV	11,764	308,324
Leasinvest Real Estate SCA	1,557	177,076
Retail Estates NV	4,776	432,524
Warehouses De Pauw CVA	12,396	1,665,053
Wereldhave Belgium NV	1,733	193,848
Xior Student Housing NV	7,133	301,289

		7,309,092
CANADA — 5.8%
Allied Properties REIT	68,173	2,222,691
Artis REIT	102,589	992,009
Boardwalk REIT(c)	27,507	966,759
Canadian Apartment Properties REIT	100,167	3,335,053
Chartwell Retirement Residences	155,392	1,828,422
Choice Properties REIT	199,143	1,905,777
Cominar REIT	130,961	1,266,359
Crombie REIT	65,394	658,460
Dream Global REIT	120,754	1,291,938
Dream Office REIT	34,653	638,233
First Capital Realty Inc.	108,141	1,684,408
Granite REIT	33,909	1,405,322
H&R REIT	209,503	3,247,135
Killam Apartment REIT	58,128	681,285
Northview Apartment Real Estate Investment Trust	31,500	638,952
NorthWest Healthcare Properties REIT	63,318	542,726
RioCan REIT	230,436	4,392,797
SmartCentres Real Estate Investment Trust	85,981	2,003,582

		29,701,908
FINLAND — 0.3%
Citycon OYJ	285,969	602,277
Kojamo OYJ(b)	62,740	664,351
Technopolis OYJ	101,205	457,082

		1,723,710
FRANCE — 7.8%
Carmila SA	22,410	608,323
Covivio	25,950	2,706,845
Gecina SA	37,749	6,444,145
ICADE	23,355	2,262,637

Security	Shares	Value
Klepierre SA	145,493	$5,493,456
Mercialys SA	29,410	527,179
Unibail-Rodamco-Westfield(b)	26,187	5,817,025
Unibail-Rodamco-Westfield, New	71,825	15,954,780

		39,814,390
GERMANY — 10.1%
ADLER Real Estate AG(b)	20,413	341,067
ADO Properties SA(d)	21,165	1,208,489
alstria office REIT AG	116,429	1,809,105
Aroundtown SA	455,682	3,806,840
Deutsche EuroShop AG	37,541	1,324,774
Deutsche Wohnen SE	258,981	12,623,848
DIC Asset AG	32,697	373,390
Grand City Properties SA	79,407	2,064,465
Hamborner REIT AG	56,053	598,134
LEG Immobilien AG	46,018	5,181,887
Sirius Real Estate Ltd.	650,781	498,539
TAG Immobilien AG	92,232	2,088,176
TLG Immobilien AG	61,648	1,612,855
Vonovia SE	373,106	18,077,653

		51,609,222
HONG KONG — 16.9%
Champion REIT	1,384,000	941,815
CK Asset Holdings Ltd.	1,989,500	15,224,569
Hang Lung Properties Ltd.	1,384,000	2,910,101
Henderson Land Development Co. Ltd.	865,138	4,823,380
Hongkong Land Holdings Ltd.	865,000	6,288,550
Hysan Development Co. Ltd.	448,000	2,452,049
Link REIT	1,557,000	15,436,764
New World Development Co. Ltd.	4,152,333	5,915,916
Sino Land Co. Ltd.	2,176,800	3,739,353
Sun Hung Kai Properties Ltd.	1,038,000	16,270,111
Swire Properties Ltd.	761,200	2,997,404
Wharf Holdings Ltd. (The)	883,900	2,922,998
Wharf Real Estate Investment Co. Ltd.	880,900	6,415,506

		86,338,516
IRELAND — 0.4%
Green REIT PLC	505,076	889,992
Hibernia REIT PLC	511,561	871,492
Irish Residential Properties REIT PLC	269,361	433,038

		2,194,522
ISRAEL — 0.3%
Azrieli Group Ltd.	26,215	1,254,180

ITALY — 0.2%
Beni Stabili SpA SIIQ	741,651	655,166
Immobiliare Grande Distribuzione SIIQ SpA	36,091	305,353

		960,519
JAPAN — 22.4%
Activia Properties Inc.	444	1,979,239
Advance Residence Investment Corp.	909	2,362,231
Aeon Mall Co. Ltd.	86,500	1,509,925
AEON REIT Investment Corp.	1,038	1,108,102
Comforia Residential REIT Inc.	392	916,791
Daiwa House REIT Investment Corp.	1,211	2,985,849
Daiwa Office Investment Corp.	191	1,161,971
Frontier Real Estate Investment Corp.	346	1,390,924
Fukuoka REIT Corp.	519	816,009
GLP J-Reit	2,249	2,398,880

35

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hulic Co. Ltd.	259,500	$2,536,118
Hulic Reit Inc.	692	1,068,848
Industrial & Infrastructure Fund Investment Corp.	1,042	1,122,612
Invincible Investment Corp.	3,287	1,449,111
Japan Excellent Inc.	865	1,110,421
Japan Hotel REIT Investment Corp.	2,941	2,151,759
Japan Logistics Fund Inc.	692	1,335,287
Japan Prime Realty Investment Corp.	617	2,218,532
Japan Real Estate Investment Corp.	939	4,907,227
Japan Rental Housing Investments Inc.	1,038	843,827
Japan Retail Fund Investment Corp.	1,903	3,466,336
Kenedix Office Investment Corp.	260	1,574,772
Kenedix Retail REIT Corp.	346	754,499
Mitsubishi Estate Co. Ltd.	865,000	14,991,067
Mitsui Fudosan Co. Ltd.	692,000	16,480,900
Mori Hills REIT Investment Corp.	1,038	1,280,577
Mori Trust Sogo REIT Inc.	728	1,054,215
Nippon Accommodations Fund Inc.	346	1,635,108
Nippon Building Fund Inc.	919	5,106,468
Nippon Prologis REIT Inc.	1,384	2,795,447
Nomura Real Estate Holdings Inc.	86,500	1,881,611
Nomura Real Estate Master Fund Inc.	3,114	4,406,446
NTT Urban Development Corp.	69,200	711,535
Orix JREIT Inc.	1,903	2,961,431
Premier Investment Corp.	865	871,645
Sekisui House Reit Inc.	2,595	1,673,745
Sumitomo Realty & Development Co. Ltd.	313,000	11,430,623
Tokyo Tatemono Co. Ltd.	155,700	2,087,776
Tokyu REIT Inc.	692	942,737
United Urban Investment Corp.	2,076	3,215,816

		114,696,417
NETHERLANDS — 0.7%
Eurocommercial Properties NV	34,773	1,472,839
NSI NV	12,591	491,316
Vastned Retail NV	13,148	597,662
Wereldhave NV	29,410	1,093,587

		3,655,404
NEW ZEALAND — 0.2%
Kiwi Property Group Ltd.	1,026,731	947,143

NORWAY — 0.2%
Entra ASA(d)	79,926	1,167,405

SINGAPORE — 5.2%
Ascendas REIT	1,730,095	3,495,013
CapitaLand Commercial Trust	1,715,967	2,205,937
CapitaLand Ltd.	1,816,500	4,310,068
CapitaLand Mall Trust	1,678,100	2,662,672
CDL Hospitality Trusts	568,300	676,299
City Developments Ltd.	346,000	2,544,230
Fortune REIT	1,038,000	1,296,318
Keppel REIT	1,435,900	1,234,117
Mapletree Commercial Trust	1,401,355	1,667,667
Mapletree Industrial Trust	968,800	1,423,345
Mapletree Logistics Trust(c)	1,505,161	1,393,156
Suntec REIT	1,418,600	1,917,449
UOL Group Ltd.	363,300	1,913,510

		26,739,781
SPAIN — 1.3%
Inmobiliaria Colonial SOCIMI SA	219,787	2,369,747

Security	Shares	Value
Lar Espana Real Estate SOCIMI SA	65,320	$695,492
Merlin Properties SOCIMI SA	244,011	3,611,640

		6,676,879
SWEDEN — 3.4%
Castellum AB	196,407	3,546,326
Catena AB	12,302	263,498
D. Carnegie & Co. AB(b)	30,229	564,221
Dios Fastigheter AB	61,732	394,495
Fabege AB	191,857	2,718,932
Fastighets AB Balder, Class B(b)	70,584	2,054,889
Hemfosa Fastigheter AB	109,532	1,504,631
Hufvudstaden AB, Class A	79,407	1,229,077
Klovern AB, Class B	389,964	513,943
Kungsleden AB	138,520	1,118,527
Pandox AB	54,495	1,024,586
Victoria Park AB, Class B	25,114	109,899
Wallenstam AB, Class B	119,076	1,225,108
Wihlborgs Fastigheter AB	95,842	1,141,829

		17,409,961
SWITZERLAND — 2.0%
Allreal Holding AG, Registered	10,380	1,616,764
Mobimo Holding AG, Registered	4,325	1,074,697
PSP Swiss Property AG, Registered	28,718	2,706,454
Swiss Prime Site AG, Registered	51,650	4,739,800

		10,137,715
UNITED KINGDOM — 10.5%
Assura PLC	1,702,392	1,263,942
Big Yellow Group PLC	105,876	1,321,471
British Land Co. PLC (The)	713,972	6,183,125
Capital & Counties Properties PLC	531,283	1,919,292
Capital & Regional PLC	395,824	246,371
Custodian Reit PLC	258,635	407,118
Daejan Holdings PLC	3,114	249,172
Derwent London PLC	73,006	2,990,762
Empiric Student Property PLC	434,749	541,768
F&C Commercial Property Trust Ltd.	385,444	739,197
F&C UK Real Estate Investment Ltd.	166,426	208,267
GCP Student Living PLC	285,972	559,685
Grainger PLC	296,522	1,191,782
Great Portland Estates PLC	205,241	1,927,382
Hammerson PLC	579,723	3,968,039
Hansteen Holdings PLC	292,643	422,262
Helical PLC	71,795	301,367
Intu Properties PLC	641,138	1,468,409
Land Securities Group PLC	518,765	6,415,663
LondonMetric Property PLC	465,719	1,149,727
LXI REIT PLC	144,300	204,429
MedicX Fund Ltd.	315,206	332,431
NewRiver REIT PLC(c)	218,720	786,123
Phoenix Spree Deutschland Ltd.	61,588	277,911
Picton Property Income Ltd. (The)	405,368	479,631
Primary Health Properties PLC	525,507	780,326
RDI REIT PLC	935,530	436,877
Regional REIT Ltd.(d)	224,208	277,929
Safestore Holdings PLC	150,283	1,103,949
Schroder REIT Ltd.	380,602	313,033
Segro PLC	735,596	6,416,708
Shaftesbury PLC	166,619	2,037,003
Standard Life Investment Property Income Trust Ltd.	285,277	351,385

36

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Target Healthcare REIT Ltd.	232,512	$338,548
Triple Point Social Housing Reit PLC(c)(d)	146,707	205,914
Tritax Big Box REIT PLC	1,077,407	2,152,440
UK Commercial Property REIT Ltd.	483,708	551,384
UNITE Group PLC (The)	189,540	2,177,992
Workspace Group PLC	88,403	1,259,355

		53,958,169

TOTAL COMMON STOCKS — 99.5%
(Cost: $508,555,701)		509,445,768

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(e)(f)(g)	1,665,242	1,665,742
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(e)(f)	841,776	841,776

		2,507,518

TOTAL SHORT-TERM INVESTMENTS — 0.5% (Cost: $2,507,028)		2,507,518

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost: $511,062,729)		511,953,286
Other Assets, Less Liabilities — (0.0)%		(31,688)

NET ASSETS — 100.0%		$511,921,598

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

37

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,142,978	(2,477,736)	1,665,242	$1,665,742	$9,542	(a)	$120	$257
BlackRock Cash Funds: Treasury, SL Agency Shares	384,002	457,774	841,776	841,776	3,857		—	—

				$2,507,518	$13,399		$120	$257

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
MSCI EAFE E-Mini	29	09/21/18	$2,906	$38,695

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$509,445,691	$—	$77	$509,445,768
Money Market Funds	2,507,518	—	—	2,507,518

	$511,953,209	$—	$77	$511,953,286

Derivative financial instruments(a)
Assets
Futures Contracts	$38,695	$—	$—	$38,695

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

38

Schedule of Investments (Unaudited)	iSHARES® INTERNATIONAL SELECT DIVIDEND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AUSTRALIA — 16.8%
Amcor Ltd./Australia	1,894,458	$21,223,682
APA Group	2,646,383	18,984,647
AusNet Services	2,950,587	3,575,350
Australia & New Zealand Banking Group Ltd.	2,644,852	57,609,154
Bendigo & Adelaide Bank Ltd.	3,039,406	26,458,676
Commonwealth Bank of Australia	2,675,341	148,745,961
Fortescue Metals Group Ltd.	3,396,608	11,034,416
Harvey Norman Holdings Ltd.	2,994,048	7,901,501
Macquarie Group Ltd.	2,208,961	201,687,808
National Australia Bank Ltd.	3,125,131	65,816,882
Suncorp Group Ltd.	2,427,196	27,011,528
Sydney Airport	2,586,595	13,594,723
Tabcorp Holdings Ltd.	2,244,986	7,793,868
Telstra Corp. Ltd.	3,335,576	7,042,254
Wesfarmers Ltd.	2,550,246	93,768,872
Westpac Banking Corp.	2,934,592	64,269,212

		776,518,534
AUSTRIA — 0.9%
Oesterreichische Post AG	879,407	41,713,656

BELGIUM — 0.8%
Proximus SADP	1,462,462	35,814,460

CANADA — 6.4%
Bank of Nova Scotia (The)	911,778	53,985,381
Canadian Imperial Bank of Commerce	1,000,682	91,244,982
Element Fleet Management Corp.	1,363,380	6,555,114
Emera Inc.	1,228,323	39,764,834
IGM Financial Inc.	1,246,063	37,372,320
National Bank of Canada	843,105	41,294,014
Russel Metals Inc.	1,152,600	24,539,226

		294,755,871
DENMARK — 0.8%
Tryg A/S	1,529,181	37,441,489

FINLAND — 4.3%
Elisa OYJ	1,109,348	48,246,404
Fortum OYJ	1,447,903	36,389,688
Metso OYJ	978,063	35,819,190
Nokian Renkaat OYJ	1,005,110	43,618,931
UPM-Kymmene OYJ	943,511	33,516,088

		197,590,301
FRANCE — 8.6%
Bouygues SA, NVS	1,050,400	46,223,480
Casino Guichard Perrachon SA, NVS	1,783,445	72,701,347
CNP Assurances, NVS	1,048,376	24,533,056
Engie SA	1,655,841	26,765,423
Lagardere SCA, NVS	1,365,751	39,933,959
Natixis SA	1,315,228	9,464,131
Orange SA, NVS	1,133,923	19,390,409
SES SA	3,286,691	65,740,435
TOTAL SA, NVS	1,430,964	93,526,402

		398,278,642
GERMANY — 2.8%
Aareal Bank AG	1,255,400	57,727,037
Freenet AG	1,249,518	35,818,978
ProSiebenSat.1 Media SE	1,355,935	36,711,896

		130,257,911

Security	Shares	Value
HONG KONG — 2.4%
New World Development Co. Ltd.	6,140,000	$8,747,787
PCCW Ltd.	11,087,000	6,470,943
VTech Holdings Ltd.	8,604,000	96,268,225

		111,486,955
ITALY — 6.0%
Azimut Holding SpA	4,559,741	76,639,100
Banca Mediolanum SpA	4,359,125	31,341,935
Enel SpA	2,850,646	15,909,856
Eni SpA	4,820,481	92,860,351
Italgas SpA	3,409,472	19,631,120
Snam SpA	4,795,986	20,622,430
Terna Rete Elettrica Nazionale SpA	3,632,761	20,359,960

		277,364,752
NETHERLANDS — 0.8%
Aegon NV	5,654,644	37,328,706

NEW ZEALAND — 2.3%
SKYCITY Entertainment Group Ltd.	16,490,464	44,457,768
Spark New Zealand Ltd.	23,613,352	62,214,011

		106,671,779
NORWAY — 4.2%
Equinor ASA	1,330,638	35,375,669
Marine Harvest ASA	2,548,060	55,778,786
Salmar ASA	2,054,676	104,961,908

		196,116,363
PORTUGAL — 1.4%
EDP - Energias de Portugal SA	16,591,724	67,732,495

SINGAPORE — 0.8%
StarHub Ltd.	29,034,200	36,684,657

SPAIN — 5.9%
Enagas SA	2,018,137	56,482,825
Ferrovial SA	2,220,741	45,939,341
Mapfre SA	4,207,743	13,238,677
Naturgy Energy Group SA	2,655,002	72,008,352
Red Electrica Corp. SA	2,807,434	59,586,987
Telefonica SA	2,836,484	25,525,117

		272,781,299
SWEDEN — 6.3%
Hennes & Mauritz AB, Class B	3,853,491	59,995,968
JM AB	3,276,759	60,470,432
Nordea Bank AB	3,897,241	41,480,442
Skandinaviska Enskilda Banken AB, Class A	3,246,719	34,763,511
Swedbank AB, Class A	3,370,963	79,876,003
Telia Co. AB	3,033,624	14,604,400

		291,190,756
SWITZERLAND — 3.2%
Swiss Prime Site AG, Registered	146,514	13,445,249
Swiss Re AG	160,909	14,754,868
Swisscom AG, Registered	138,701	65,189,470
Zurich Insurance Group AG	182,513	56,173,446

		149,563,033
UNITED KINGDOM — 24.5%
Ashmore Group PLC	2,842,589	13,595,088
AstraZeneca PLC	3,293,476	253,380,863
Bovis Homes Group PLC	2,901,932	43,909,261
BP PLC	4,930,681	37,080,035
BT Group PLC	4,555,963	13,954,631

39

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL SELECT DIVIDEND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Centamin PLC	4,408,821	$6,882,096
Crest Nicholson Holdings plc	4,881,470	24,383,658
Dairy Crest Group PLC	3,084,801	19,625,475
Galliford Try PLC(a)	8,894,040	108,792,564
GlaxoSmithKline PLC	4,340,912	90,059,375
Greene King PLC	4,874,919	32,919,804
HSBC Holdings PLC	3,791,470	36,331,149
IG Group Holdings PLC	2,933,868	35,425,473
Legal & General Group PLC	3,465,604	11,942,364
Marks & Spencer Group PLC	4,570,786	18,466,853
National Grid PLC	4,061,479	43,329,759
Phoenix Group Holdings	4,966,868	44,890,365
Royal Dutch Shell PLC, Class A	4,357,130	149,459,493
SSE PLC	5,316,840	87,179,605
Standard Life Aberdeen PLC	3,857,206	15,801,420
United Utilities Group PLC	4,052,171	38,228,630
Vodafone Group PLC	4,311,222	10,518,762

		1,136,156,723

TOTAL COMMON STOCKS — 99.2%
(Cost: $4,375,594,246)		4,595,448,382

Security	Shares	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(b)	451,418	$451,418

TOTAL SHORT-TERM INVESTMENTS — 0.0%
(Cost: $451,418)		451,418

TOTAL INVESTMENTS IN SECURITIES — 99.2%
(Cost: $4,376,045,664)		4,595,899,800
Other Assets, Less Liabilities — 0.8%		35,777,784

NET ASSETS — 100.0%		$4,631,677,584

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

40

Schedule of Investments (Unaudited) (Continued)	iSHARES® INTERNATIONAL SELECT DIVIDEND ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased	Shares sold		Shares held at 07/31/18	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,551,785	—	(3,100,367	)(a)	451,418	$451,418	$19,659	$—	$—
Galliford Try PLC	9,121,367	197,198	(424,525)		8,894,040	108,792,564	—	2,000,744	(5,552,394)

						$109,243,982	$19,659	$2,000,744	$(5,552,394)

(a)	Net of purchases and sales.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
ASX SPI 200 Index	87	09/20/18	$10,054	$128,106
Euro STOXX 50	323	09/21/18	13,322	286,363
FTSE 100 Index	114	09/21/18	11,519	143,546

				$558,015

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,595,448,382	$—	$—	$4,595,448,382
Money Market Funds	451,418	—	—	451,418

	$4,595,899,800	$—	$—	$4,595,899,800

Derivative financial instruments(a)
Assets
Futures Contracts	$558,015	$—	$—	$558,015

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

41

Schedule of Investments (Unaudited)	iSHARES® MORNINGSTAR LARGE-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 5.3%
General Dynamics Corp.	42,553	$8,500,387
Lockheed Martin Corp.	36,593	11,932,977
Northrop Grumman Corp.	26,658	8,010,462
Raytheon Co.	43,657	8,645,396
United Technologies Corp.	107,782	14,630,329

		51,719,551
AIR FREIGHT & LOGISTICS — 2.2%
FedEx Corp.	37,182	9,141,938
United Parcel Service Inc., Class B	101,533	12,172,792

		21,314,730
AIRLINES — 0.6%
Southwest Airlines Co.	95,032	5,527,061

AUTO COMPONENTS — 0.5%
Aptiv PLC	47,289	4,637,632

BANKS — 6.2%
Bank of America Corp.	1,283,359	39,630,126
M&T Bank Corp.	26,193	4,540,556
PNC Financial Services Group Inc. (The)(a)	70,230	10,171,411
SunTrust Banks Inc.	78,952	5,690,071

		60,032,164
BIOTECHNOLOGY — 4.1%
AbbVie Inc.	212,015	19,554,144
Biogen Inc.(b)	31,911	10,670,081
Celgene Corp.(b)	108,905	9,811,251

		40,035,476
CAPITAL MARKETS — 1.9%
Bank of New York Mellon Corp. (The)	154,826	8,278,546
State Street Corp.	60,574	5,349,290
T Rowe Price Group Inc.	41,819	4,979,807

		18,607,643
CHEMICALS — 1.9%
Air Products & Chemicals Inc.	36,290	5,957,729
PPG Industries Inc.	44,847	4,962,769
Praxair Inc.	45,670	7,649,725

		18,570,223
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Waste Management Inc.	67,352	6,061,680

CONSUMER FINANCE — 1.5%
American Express Co.	106,422	10,591,117
Synchrony Financial	128,792	3,727,241

		14,318,358
ELECTRIC UTILITIES — 1.2%
NextEra Energy Inc.	70,059	11,737,685

ELECTRICAL EQUIPMENT — 0.7%
Emerson Electric Co.	100,078	7,233,638

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Corning Inc.	152,871	5,072,260
TE Connectivity Ltd.	58,975	5,518,290

		10,590,550
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
AvalonBay Communities Inc.	25,662	4,538,325
Digital Realty Trust Inc.	38,544	4,680,012
Prologis Inc.	89,193	5,852,845

Security	Shares	Value
Simon Property Group Inc.	48,347	$8,519,225
Weyerhaeuser Co.	132,544	4,530,354

		28,120,761
FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	63,896	13,974,694
Sysco Corp.	82,034	5,513,505

		19,488,199
FOOD PRODUCTS — 0.6%
Kraft Heinz Co. (The)	100,068	6,029,097

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	250,635	16,426,618
Danaher Corp.(c)	93,099	9,550,095
Zimmer Biomet Holdings Inc.	37,698	4,731,853

		30,708,566
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna Inc.	49,993	9,418,181
Anthem Inc.	39,085	9,888,505

		19,306,686
HOTELS, RESTAURANTS & LEISURE — 3.1%
Carnival Corp.	74,014	4,384,589
Las Vegas Sands Corp.	63,856	4,591,246
McDonald’s Corp.	110,799	17,455,275
Royal Caribbean Cruises Ltd.	34,332	3,871,276

		30,302,386
HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.	134,624	9,021,154

INDUSTRIAL CONGLOMERATES — 3.6%
3M Co.	84,233	17,884,350
Honeywell International Inc.	106,595	17,017,892

		34,902,242
INSURANCE — 3.3%
Allstate Corp. (The)	59,639	5,672,862
American International Group Inc.	140,910	7,779,641
Aon PLC	40,951	5,878,516
Marsh & McLennan Companies Inc.	81,908	6,827,851
Progressive Corp. (The)	96,602	5,797,086

		31,955,956
INTERNET SOFTWARE & SERVICES — 0.5%
eBay Inc.(b)	152,786	5,110,692

IT SERVICES — 0.5%
DXC Technology Co.	52,140	4,418,344

MACHINERY — 1.6%
Illinois Tool Works Inc.	48,617	6,968,275
Parker-Hannifin Corp.	24,681	4,172,323
Stanley Black & Decker Inc.	28,937	4,325,213

		15,465,811
MEDIA — 5.9%
Comcast Corp., Class A	643,697	23,031,479
Twenty-First Century Fox Inc., Class A, NVS	160,955	7,242,975
Twenty-First Century Fox Inc., Class B	66,931	2,973,075
Walt Disney Co. (The)	207,806	23,598,449

		56,845,978
METALS & MINING — 0.2%
Southern Copper Corp.	35,599	1,757,167

42

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR LARGE-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
MULTI-UTILITIES — 0.6%
Sempra Energy	47,120	$5,446,601

MULTILINE RETAIL — 0.5%
Dollar General Corp.	46,664	4,580,072

OIL, GAS & CONSUMABLE FUELS — 7.6%
Anadarko Petroleum Corp.	85,354	6,243,645
Chevron Corp.	261,526	33,022,888
Continental Resources Inc./OK(b)(c)	30,326	1,936,922
EOG Resources Inc.	86,859	11,199,599
Kinder Morgan Inc./DE	324,097	5,762,445
Marathon Petroleum Corp.	76,663	6,196,670
ONEOK Inc.	72,414	5,100,842
Williams Companies Inc. (The)	156,922	4,668,430

		74,131,441
PHARMACEUTICALS — 8.8%
Allergan PLC	51,994	9,571,576
Bristol-Myers Squibb Co.	238,774	14,027,973
Eli Lilly & Co.	140,314	13,864,426
Johnson & Johnson	363,264	48,139,745

		85,603,720
ROAD & RAIL — 2.5%
Norfolk Southern Corp.	45,319	7,658,911
Union Pacific Corp.	110,786	16,605,713

		24,264,624
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Analog Devices Inc.	61,223	5,885,979
Broadcom Inc.	57,605	12,775,061
Lam Research Corp.	28,257	5,386,914

		24,047,954
SOFTWARE — 2.1%
Oracle Corp.	418,384	19,948,549

SPECIALTY RETAIL — 2.2%
Lowe’s Companies Inc.	120,726	11,992,921
TJX Companies Inc. (The)	95,753	9,312,937

		21,305,858

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.8%
Apple Inc.	653,735	$124,399,233

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
VF Corp.	58,069	5,346,413

TOBACCO — 1.6%
Altria Group Inc.	270,904	15,896,647

TOTAL COMMON STOCKS — 99.9%
(Cost: $808,459,120)		968,790,542

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(a)(d)(e)	149,280	149,325
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(d)	2,275,055	2,275,055

		2,424,380

TOTAL SHORT-TERM INVESTMENTS — 0.2%
(Cost: $2,424,380)		2,424,380

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost: $810,883,500)		971,214,922
Other Assets, Less Liabilities — (0.1)%		(1,333,035)

NET ASSETS — 100.0%		$969,881,887

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

43

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR LARGE-CAP ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	149,280	(a)	—	149,280	$149,325	$494	(b)	$633	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	506,864	1,768,191(a)		—	2,275,055	2,275,055	8,743		—	—
PNC Financial Services Group Inc. (The)	72,715	1,885		(4,370)	70,230	10,171,411	66,586		(31,771)	(38,873)

						$12,595,791	$75,823		$(31,138)	$(38,873)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$968,790,542	$—	$—	$968,790,542
Money Market Funds	2,424,380	—	—	2,424,380

	$971,214,922	$—	$—	$971,214,922

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

44

Schedule of Investments (Unaudited)	iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 2.0%
Boeing Co. (The)	57,422	$20,459,459

AUTOMOBILES — 0.8%
Tesla Inc.(a)(b)	28,271	8,428,716

BEVERAGES — 2.3%
Brown-Forman Corp., Class A	25,263	1,345,760
Brown-Forman Corp., Class B, NVS	108,172	5,756,914
Constellation Brands Inc., Class A	38,022	7,993,365
Monster Beverage Corp.(a)	134,500	8,072,690

		23,168,729
BIOTECHNOLOGY — 2.7%
Alexion Pharmaceuticals Inc.(a)	65,353	8,689,335
Regeneron Pharmaceuticals Inc.(a)	24,478	9,008,149
Vertex Pharmaceuticals Inc.(a)	57,491	10,063,799

		27,761,283
CAPITAL MARKETS — 6.8%
BlackRock Inc.(c)	19,853	9,981,294
Charles Schwab Corp. (The)	191,005	9,752,715
CME Group Inc.	59,520	9,470,823
Intercontinental Exchange Inc.	119,925	8,863,657
Moody’s Corp.	44,687	7,646,840
Northern Trust Corp.	69,665	7,608,811
S&P Global Inc.	46,937	9,408,052
TD Ameritrade Holding Corp.	112,580	6,433,947

		69,166,139
CHEMICALS — 1.7%
Ecolab Inc.	58,994	8,300,456
Sherwin-Williams Co. (The)	20,667	9,108,567

		17,409,023
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp., Class A	85,971	8,039,148

ENERGY EQUIPMENT & SERVICES — 2.0%
Halliburton Co.	185,947	7,887,872
Schlumberger Ltd.	188,443	12,723,671

		20,611,543
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
American Tower Corp.	75,083	11,130,304
Crown Castle International Corp.	87,255	9,670,472
Equinix Inc.	20,259	8,899,373
Public Storage	37,875	8,250,311

		37,950,460
HEALTH CARE EQUIPMENT & SUPPLIES — 5.6%
Baxter International Inc.	114,181	8,272,414
Becton Dickinson and Co.	45,125	11,297,946
Boston Scientific Corp.(a)	284,616	9,565,944
Edwards Lifesciences Corp.(a)	56,171	8,001,559
Intuitive Surgical Inc.(a)	20,475	10,405,190
Stryker Corp.	56,564	9,234,073

		56,777,126
HEALTH CARE PROVIDERS & SERVICES — 4.2%
Cigna Corp.	50,785	9,111,845
Humana Inc.	29,737	9,342,771
UnitedHealth Group Inc.	96,421	24,415,725

		42,870,341

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.3%
Hilton Worldwide Holdings Inc.	89,341	$7,027,563
Marriott International Inc./MD, Class A	64,047	8,187,769
Starbucks Corp.	206,711	10,829,589
Yum! Brands Inc.	93,482	7,412,188

		33,457,109
INDUSTRIAL CONGLOMERATES — 0.8%
Roper Technologies Inc.	27,919	8,428,746

INTERNET & DIRECT MARKETING RETAIL — 8.9%
Amazon.com Inc.(a)	34,247	60,871,988
Booking Holdings Inc.(a)	6,366	12,914,831
Netflix Inc.(a)	49,154	16,587,017

		90,373,836
INTERNET SOFTWARE & SERVICES — 9.8%
Alphabet Inc., Class A(a)	25,395	31,165,252
Alphabet Inc., Class C, NVS(a)	25,814	31,422,349
Facebook Inc., Class A(a)	213,979	36,928,496

		99,516,097
IT SERVICES — 11.9%
Accenture PLC, Class A	84,514	13,465,616
Automatic Data Processing Inc.	75,981	10,256,675
Cognizant Technology Solutions Corp., Class A	119,015	9,699,722
Fidelity National Information Services Inc.	79,214	8,169,340
Fiserv Inc.(a)	107,107	8,084,436
Mastercard Inc., Class A	98,814	19,565,172
Paychex Inc.	108,348	7,478,179
PayPal Holdings Inc.(a)	153,281	12,590,501
Visa Inc., Class A	179,258	24,511,739
Worldpay Inc., Class A(a)	92,435	7,597,233

		121,418,613
LIFE SCIENCES TOOLS & SERVICES — 2.3%
Illumina Inc.(a)	31,529	10,226,747
Thermo Fisher Scientific Inc.	57,161	13,405,969

		23,632,716
MACHINERY — 0.8%
Fortive Corp.	96,596	7,928,600

MEDIA — 1.7%
Charter Communications Inc., Class A(a)	34,807	10,601,516
Sirius XM Holdings Inc.(b)	899,103	6,311,703

		16,913,219
OIL, GAS & CONSUMABLE FUELS — 1.8%
Concho Resources Inc.(a)	71,382	10,411,065
Pioneer Natural Resources Co.	42,637	8,069,905

		18,480,970
PERSONAL PRODUCTS — 0.7%
Estee Lauder Companies Inc. (The), Class A	54,508	7,355,309

PHARMACEUTICALS — 0.9%
Zoetis Inc.	102,938	8,902,078

ROAD & RAIL — 1.1%
CSX Corp.	152,286	10,763,574

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Applied Materials Inc.	188,978	9,190,000
NVIDIA Corp.	68,295	16,722,714
Texas Instruments Inc.	124,381	13,846,093

		39,758,807

45

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
SOFTWARE — 14.4%
Activision Blizzard Inc.	135,259	$9,930,716
Adobe Systems Inc.(a)	60,482	14,798,736
Autodesk Inc.(a)	59,087	7,589,134
Electronic Arts Inc.(a)	64,967	8,364,501
Intuit Inc.	46,387	9,474,081
Microsoft Corp.	644,834	68,403,991
Red Hat Inc.(a)	47,019	6,640,493
salesforce.com Inc.(a)	96,842	13,281,880
ServiceNow Inc.(a)	45,615	8,026,416

		146,509,948
SPECIALTY RETAIL — 3.1%
Home Depot Inc. (The)	117,192	23,147,764
Ross Stores Inc.	95,598	8,358,133

		31,505,897
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
NIKE Inc., Class B	174,582	13,427,102

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
T-Mobile U.S. Inc.(a)	121,603	7,296,180

TOTAL COMMON STOCKS — 100.0%
(Cost: $680,308,638)		1,018,310,768

Security	Shares	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	14,885,442	$14,889,908
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	570,859	570,859

		15,460,767

TOTAL SHORT-TERM INVESTMENTS — 1.5%
(Cost: $15,459,269)		15,460,767

TOTAL INVESTMENTS IN SECURITIES — 101.5%
(Cost: $695,767,907)		1,033,771,535
Other Assets, Less Liabilities — (1.5)%		(14,910,895)

NET ASSETS — 100.0%		$1,018,860,640

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

46

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased	Shares sold		Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,324,574	—	(3,439,132	)(a)	14,885,442	$14,889,908	$51,779	(b)	$4,162	$72
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161,372	—	(590,513	)(a)	570,859	570,859	5,316		—	—
BlackRock Inc.	17,935	2,124	(206)		19,853	9,981,294	51,195		41,791	(420,999)

						$25,442,061	$108,290		$45,953	$(420,927)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,018,310,768	$—	$—	$1,018,310,768
Money Market Funds	15,460,767	—	—	15,460,767

	$1,033,771,535	$—	$—	$1,033,771,535

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

47

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AIRLINES — 0.5%
Delta Air Lines Inc.	38,699	$2,105,999

AUTOMOBILES — 1.3%
Ford Motor Co.	234,625	2,355,635
General Motors Co.	76,032	2,882,373

		5,238,008
BANKS — 14.1%
BB&T Corp.	46,745	2,375,114
Citigroup Inc.	152,840	10,987,668
JPMorgan Chase & Co.	204,079	23,458,881
U.S. Bancorp.	93,525	4,957,760
Wells Fargo & Co.	262,867	15,059,650

		56,839,073
BEVERAGES — 5.1%
Coca-Cola Co. (The)	229,550	10,703,917
PepsiCo Inc.	84,984	9,773,160

		20,477,077
BIOTECHNOLOGY — 3.5%
Amgen Inc.	39,919	7,846,079
Gilead Sciences Inc.	77,936	6,065,759

		13,911,838
BUILDING PRODUCTS — 0.5%
Johnson Controls International PLC	55,543	2,083,418

CAPITAL MARKETS — 2.3%
Goldman Sachs Group Inc. (The)	21,055	4,999,088
Morgan Stanley	81,703	4,130,904

		9,129,992
CHEMICALS — 2.9%
DowDuPont Inc.	139,105	9,566,251
LyondellBasell Industries NV, Class A	19,277	2,135,699

		11,701,950
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems Inc.	281,886	11,920,959

CONSUMER FINANCE — 1.1%
Capital One Financial Corp.	29,156	2,749,994
Discover Financial Services	20,940	1,495,325

		4,245,319
CONTAINERS & PACKAGING — 0.3%
International Paper Co.	24,782	1,331,537

DIVERSIFIED FINANCIAL SERVICES — 5.7%
Berkshire Hathaway Inc., Class B(a)	115,366	22,827,470

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.6%
AT&T Inc.	435,255	13,915,102
Verizon Communications Inc.	247,661	12,789,214

		26,704,316
ELECTRIC UTILITIES — 3.7%
American Electric Power Co. Inc.	29,534	2,101,049
Duke Energy Corp.	42,018	3,429,509
Edison International	19,499	1,299,218
Exelon Corp.	57,870	2,459,475
PG&E Corp.	30,907	1,331,474
Southern Co. (The)	60,636	2,946,910
Xcel Energy Inc.	30,454	1,427,074

		14,994,709

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.5%
Eaton Corp. PLC	26,222	$2,180,884

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
Equity Residential	22,036	1,441,816

FOOD & STAPLES RETAILING — 2.8%
Walgreens Boots Alliance Inc.	51,118	3,456,599
Walmart Inc.	86,715	7,737,580

		11,194,179
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	33,550	1,619,123
General Mills Inc.	35,575	1,638,585
Mondelez International Inc., Class A	88,414	3,835,399

		7,093,107
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Medtronic PLC	81,170	7,323,969

HEALTH CARE PROVIDERS & SERVICES — 2.5%
CVS Health Corp.	60,937	3,952,374
Express Scripts Holding Co.(a)	33,669	2,675,339
HCA Healthcare Inc.	16,757	2,081,722
McKesson Corp.	12,122	1,522,523

		10,231,958
HOUSEHOLD PRODUCTS — 3.6%
Kimberly-Clark Corp.	20,944	2,384,684
Procter & Gamble Co. (The)	150,722	12,190,395

		14,575,079
INDUSTRIAL CONGLOMERATES — 1.8%
General Electric Co.	520,590	7,095,642

INSURANCE — 3.4%
Aflac Inc.	46,423	2,160,527
Chubb Ltd.	27,920	3,900,982
MetLife Inc.	60,930	2,786,938
Prudential Financial Inc.	25,178	2,540,712
Travelers Companies Inc. (The)	16,206	2,109,049

		13,498,208
IT SERVICES — 1.8%
International Business Machines Corp.	51,170	7,416,068

MACHINERY — 2.7%
Caterpillar Inc.	35,838	5,153,504
Cummins Inc.	9,269	1,323,706
Deere & Co.	19,437	2,814,283
PACCAR Inc.	21,055	1,383,735

		10,675,228
MULTI-UTILITIES — 1.5%
Consolidated Edison Inc.	18,596	1,467,782
Dominion Energy Inc.	39,113	2,804,793
Public Service Enterprise Group Inc.	30,314	1,562,990

		5,835,565
MULTILINE RETAIL — 0.6%
Target Corp.	31,957	2,578,291

OIL, GAS & CONSUMABLE FUELS — 8.9%
ConocoPhillips	70,133	5,061,499
Exxon Mobil Corp.	253,771	20,684,874
Occidental Petroleum Corp.	45,899	3,852,303
Phillips 66	25,156	3,102,741

48

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Valero Energy Corp.	25,829	$3,056,862

		35,758,279
PHARMACEUTICALS — 6.1%
Merck & Co. Inc.	161,254	10,621,801
Pfizer Inc.	350,617	14,000,137

		24,621,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Intel Corp.	279,315	13,435,051
Micron Technology Inc.(a)	69,515	3,669,697
QUALCOMM Inc.	88,867	5,695,486

		22,800,234
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Hewlett Packard Enterprise Co.	91,385	1,410,985
HP Inc.	98,402	2,271,118
Western Digital Corp.	17,909	1,256,316

		4,938,419
TOBACCO — 2.0%
Philip Morris International Inc.	93,174	8,040,916

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp.(a)(b)	41,275	224,123

TOTAL COMMON STOCKS — 99.8%
(Cost: $346,012,029)		401,035,568

Security	Shares	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	215,080	$215,144
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	322,109	322,109

		537,253

TOTAL SHORT-TERM INVESTMENTS — 0.1%
(Cost: $537,204)		537,253

TOTAL INVESTMENTS IN SECURITIES — 99.9%
(Cost: $346,549,233)		401,572,821
Other Assets, Less Liabilities — 0.1%		358,602

NET ASSETS — 100.0%		$401,931,423

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

49

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	273,624	(58,544)	215,080	$215,144	$414	(a)	$1	$43
BlackRock Cash Funds: Treasury, SL Agency Shares	503,723	(181,614)	322,109	322,109	2,442		—	—

				$537,253	$2,856		$1	$43

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$401,035,568	$—	$—	$401,035,568
Money Market Funds	537,253	—	—	537,253

	$401,572,821	$—	$—	$401,572,821

50

Schedule of Investments (Unaudited)	iSHARES® MORNINGSTAR MID-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 4.8%
Curtiss-Wright Corp.	17,379	$2,311,929
Harris Corp.	46,674	7,698,876
L3 Technologies Inc.	30,851	6,615,688
Rockwell Collins Inc.	64,561	8,973,333
Spirit AeroSystems Holdings Inc., Class A	44,730	4,171,073
Textron Inc.(a)	100,650	6,871,376

		36,642,275
AIR FREIGHT & LOGISTICS — 1.3%
CH Robinson Worldwide Inc.	54,736	5,048,301
Expeditors International of Washington Inc.	68,668	5,230,442

		10,278,743
AUTO COMPONENTS — 0.3%
Gentex Corp.	107,654	2,497,573

AUTOMOBILES — 0.2%
Thor Industries Inc.	19,265	1,827,285

BANKS — 6.4%
Bank OZK	48,325	1,976,492
BOK Financial Corp.	9,812	955,002
Citizens Financial Group Inc.	190,551	7,580,119
Comerica Inc.	67,589	6,552,078
Commerce Bancshares Inc./MO	36,876	2,463,317
Cullen/Frost Bankers Inc.	22,822	2,521,603
East West Bancorp. Inc.	56,961	3,687,655
Signature Bank/New York NY	21,103	2,315,210
Sterling Bancorp./DE	88,636	1,967,719
SVB Financial Group(b)	20,825	6,411,601
Synovus Financial Corp.	46,638	2,304,850
Webster Financial Corp.	36,204	2,336,244
Western Alliance Bancorp.(b)	38,285	2,171,525
Wintrust Financial Corp.	22,125	1,941,026
Zions BanCorp.	77,487	4,006,078

		49,190,519
BEVERAGES — 0.9%
Keurig Dr Pepper Inc.	70,250	1,686,703
Molson Coors Brewing Co., Class B	72,742	4,873,714

		6,560,417
BUILDING PRODUCTS — 1.6%
Fortune Brands Home & Security Inc.	57,364	3,327,112
Masco Corp.	122,056	4,922,519
Owens Corning	43,519	2,707,752
USG Corp.(b)	34,705	1,499,950

		12,457,333
CAPITAL MARKETS — 3.0%
Affiliated Managers Group Inc.	21,351	3,416,373
Ameriprise Financial Inc.	56,848	8,281,048
LPL Financial Holdings Inc.	35,040	2,322,802
Nasdaq Inc.	45,945	4,199,373
Raymond James Financial Inc.	51,032	4,674,021

		22,893,617
CHEMICALS — 3.3%
Albemarle Corp.	43,541	4,101,562
Axalta Coating Systems Ltd.(b)	86,779	2,625,065
Chemours Co. (The)	69,939	3,203,906
International Flavors & Fragrances Inc.	31,030	4,119,543
NewMarket Corp.	3,614	1,479,716

Security	Shares	Value
Olin Corp.	65,732	$1,939,751
RPM International Inc.	52,570	3,383,931
Scotts Miracle-Gro Co. (The)	15,235	1,210,116
Westlake Chemical Corp.	14,265	1,529,493
WR Grace & Co.	26,454	1,953,893

		25,546,976
COMMERCIAL SERVICES & SUPPLIES — 1.3%
ADT Inc.(a)	44,048	396,872
KAR Auction Services Inc.	53,055	3,154,120
Republic Services Inc.	87,660	6,353,597

		9,904,589
COMMUNICATIONS EQUIPMENT — 0.8%
ARRIS International PLC(b)	68,828	1,738,595
F5 Networks Inc.(b)	24,024	4,117,233

		5,855,828
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials Inc.	18,858	1,873,542

CONSUMER FINANCE — 0.2%
SLM Corp.(b)	171,089	1,931,595

CONTAINERS & PACKAGING — 1.1%
AptarGroup Inc.	24,525	2,512,096
Avery Dennison Corp.	34,606	3,968,616
Graphic Packaging Holding Co.	121,975	1,772,297

		8,253,009
DISTRIBUTORS — 0.5%
LKQ Corp.(b)	121,750	4,081,060

DIVERSIFIED CONSUMER SERVICES — 0.4%
ServiceMaster Global Holdings Inc.(b)	53,230	3,033,578

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Jefferies Financial Group Inc.	119,189	2,890,333

ELECTRIC UTILITIES — 0.1%
Avangrid Inc.	21,865	1,094,562

ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands Inc.	16,117	2,240,746
AMETEK Inc.	91,036	7,082,601
Sensata Technologies Holding PLC(a)(b)	67,446	3,667,039

		12,990,386
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
CDW Corp./DE	59,657	5,016,557
Flex Ltd.(b)	207,429	2,895,709
Jabil Inc.	67,339	1,896,940
Keysight Technologies Inc.(b)	73,472	4,261,376
Trimble Inc.(b)	97,970	3,458,341
Zebra Technologies Corp., Class A(b)	20,991	2,895,288

		20,424,211
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.6%
Alexandria Real Estate Equities Inc.	40,483	5,159,154
Apartment Investment & Management Co., Class A	61,855	2,638,116
Boston Properties Inc.	60,682	7,617,411
Camden Property Trust	36,470	3,376,757
CubeSmart	71,655	2,175,446
DCT Industrial Trust Inc.	37,023	2,475,728
Duke Realty Corp.	140,351	4,087,021
Essex Property Trust Inc.	25,963	6,242,803

51

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Extra Space Storage Inc.	49,575	$4,658,563
Federal Realty Investment Trust	28,784	3,612,392
Forest City Realty Trust Inc., Class A	105,036	2,622,749
GGP Inc.	248,656	5,301,346
Healthcare Trust of America Inc., Class A	80,660	2,203,631
Highwoods Properties Inc.	40,655	1,996,567
Host Hotels & Resorts Inc.	291,426	6,102,460
Kilroy Realty Corp.	38,855	2,834,472
Macerich Co. (The)	42,677	2,520,504
Mid-America Apartment Communities Inc.	44,732	4,508,091
National Retail Properties Inc.	60,478	2,697,924
Realty Income Corp.	111,795	6,234,807
STORE Capital Corp.	67,731	1,859,216
Sun Communities Inc.	31,482	3,052,495
UDR Inc.	105,195	4,047,904
Ventas Inc.	140,069	7,897,090
VICI Properties Inc.	27,518	559,991

		96,482,638
FOOD & STAPLES RETAILING — 0.2%
U.S. Foods Holding Corp.(b)	54,339	1,837,202

FOOD PRODUCTS — 2.3%
Hershey Co. (The)	54,928	5,394,479
Hormel Foods Corp.	106,163	3,818,683
McCormick & Co. Inc./MD, NVS	47,678	5,604,072
Pinnacle Foods Inc.	46,848	3,111,644

		17,928,878
GAS UTILITIES — 0.5%
Atmos Energy Corp.	43,661	4,011,136

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Cooper Companies Inc. (The)(a)	19,271	5,020,095
DENTSPLY SIRONA Inc.	89,408	4,301,419
Hologic Inc.(b)	107,323	4,605,230
STERIS PLC	33,264	3,807,730
Varian Medical Systems Inc.(b)	35,971	4,152,852

		21,887,326
HEALTH CARE PROVIDERS & SERVICES — 4.5%
AmerisourceBergen Corp.	63,941	5,232,292
Centene Corp.(b)	80,657	10,512,027
DaVita Inc.(b)	54,877	3,856,755
Encompass Health Corp.	38,847	2,937,999
Henry Schein Inc.(a)(b)	60,548	4,808,117
Laboratory Corp. of America Holdings(b)	40,215	7,051,298

		34,398,488
HOTELS, RESTAURANTS & LEISURE — 3.1%
Aramark	96,788	3,891,845
Caesars Entertainment Corp.(a)(b)	54,643	617,466
Darden Restaurants Inc.	48,663	5,204,021
MGM Resorts International	196,989	6,179,545
Norwegian Cruise Line Holdings Ltd.(b)	81,261	4,065,488
Six Flags Entertainment Corp.	30,543	1,983,768
Wyndham Destinations Inc.	39,226	1,809,103

		23,751,236
HOUSEHOLD DURABLES — 2.2%
DR Horton Inc.	135,012	5,900,025
Lennar Corp., Class A	107,556	5,621,952
Lennar Corp., Class B	6,056	261,619
PulteGroup Inc.	103,263	2,941,963

Security	Shares	Value
Toll Brothers Inc.	55,505	$1,957,106

		16,682,665
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co. Inc.	96,194	5,377,244
Clorox Co. (The)	50,910	6,881,505

		12,258,749
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Companies Inc.	23,959	2,943,124

INSURANCE — 4.7%
Arch Capital Group Ltd.(b)	160,124	4,893,389
Arthur J Gallagher & Co.	71,653	5,112,442
Athene Holding Ltd., Class A, NVS(b)	49,856	2,286,895
Everest Re Group Ltd.	16,109	3,517,400
Torchmark Corp.	41,515	3,656,226
Willis Towers Watson PLC	51,827	8,262,260
WR Berkley Corp.	37,785	2,864,481
XL Group Ltd.	101,534	5,709,257

		36,302,350
INTERNET SOFTWARE & SERVICES — 0.7%
Akamai Technologies Inc.(b)	67,076	5,048,140

IT SERVICES — 1.7%
Alliance Data Systems Corp.	18,947	4,260,801
Booz Allen Hamilton Holding Corp.	57,025	2,695,572
First Data Corp., Class A(b)	175,467	4,081,362
Genpact Ltd.	59,126	1,796,248

		12,833,983
LEISURE PRODUCTS — 1.2%
Brunswick Corp./DE	34,265	2,203,240
Hasbro Inc.	44,694	4,451,969
Polaris Industries Inc.	23,085	2,433,621

		9,088,830
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies Inc.	125,776	8,306,247

MACHINERY — 4.5%
AGCO Corp.	25,953	1,635,558
Allison Transmission Holdings Inc.	51,317	2,411,899
Crane Co.	19,950	1,806,872
Donaldson Co. Inc.	51,054	2,435,276
Dover Corp.	60,805	5,045,599
Gardner Denver Holdings Inc.(b)	27,906	798,391
Ingersoll-Rand PLC	97,478	9,602,558
Lincoln Electric Holdings Inc.	24,248	2,277,857
Middleby Corp. (The)(b)	21,900	2,244,312
Oshkosh Corp.	29,058	2,186,614
Snap-on Inc.	22,248	3,773,038

		34,217,974
MARINE — 0.2%
Kirby Corp.(b)	21,120	1,762,464

MEDIA — 2.6%
CBS Corp., Class B, NVS	134,239	7,070,368
Discovery Inc., Class A(a)(b)	61,347	1,630,603
Discovery Inc., Class C, NVS(b)	134,284	3,296,672
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	33,114	1,560,994
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	66,118	3,122,753
News Corp., Class A, NVS	152,526	2,298,567

52

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
News Corp., Class B	48,239	$738,057

		19,718,014
MULTILINE RETAIL — 1.1%
Dollar Tree Inc.(b)	93,472	8,532,124

OIL, GAS & CONSUMABLE FUELS — 2.1%
Marathon Oil Corp.	335,397	7,083,585
Newfield Exploration Co.(b)	78,514	2,254,922
Noble Energy Inc.	190,438	6,872,907

		16,211,414
PERSONAL PRODUCTS — 0.3%
Coty Inc., Class A	185,876	2,492,597

PROFESSIONAL SERVICES — 0.5%
Robert Half International Inc.	48,573	3,679,891

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.2%
CBRE Group Inc., Class A(b)	118,864	5,919,427
Jones Lang LaSalle Inc.(a)	17,883	3,058,172

		8,977,599
ROAD & RAIL — 0.7%
AMERCO	2,630	991,720
Kansas City Southern	40,333	4,689,518

		5,681,238
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
KLA-Tencor Corp.	61,275	7,194,911
Marvell Technology Group Ltd.	229,337	4,887,171
Maxim Integrated Products Inc.	109,944	6,721,976
MKS Instruments Inc.	21,496	2,027,073
ON Semiconductor Corp.(b)	168,079	3,706,142
Qorvo Inc.(b)	49,725	4,065,516
Teradyne Inc.	75,208	3,252,746
Xilinx Inc.	99,615	7,179,253

		39,034,788
SOFTWARE — 1.9%
Citrix Systems Inc.(b)	50,612	5,565,802
Symantec Corp.	244,333	4,940,413
VMware Inc., Class A(b)	27,318	3,949,910

		14,456,125
SPECIALTY RETAIL — 3.4%
Advance Auto Parts Inc.	29,102	4,110,076
Best Buy Co. Inc.	96,413	7,233,867
CarMax Inc.(a)(b)	70,001	5,227,675
Tiffany & Co.	40,049	5,509,140
Tractor Supply Co.	47,979	3,744,281

		25,825,039

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
NetApp Inc.	105,323	$8,164,639

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter’s Inc.	18,453	1,934,428
Columbia Sportswear Co.	11,588	1,007,924
PVH Corp.	30,292	4,650,428
Tapestry Inc.	113,143	5,331,298

		12,924,078
TRADING COMPANIES & DISTRIBUTORS — 1.5%
United Rentals Inc.(b)	32,862	4,889,865
WW Grainger Inc.	20,039	6,944,716

		11,834,581
WATER UTILITIES — 1.1%
American Water Works Co. Inc.	69,992	6,176,794
Aqua America Inc.	69,934	2,583,362

		8,760,156

TOTAL COMMON STOCKS — 99.8%
(Cost: $668,009,822)		766,261,144

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	16,506,673	16,511,625
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	1,087,285	1,087,285

		17,598,910

TOTAL SHORT-TERM INVESTMENTS — 2.3%
(Cost: $17,595,630)		17,598,910

TOTAL INVESTMENTS IN SECURITIES — 102.1%
(Cost: $685,605,452)		783,860,054
Other Assets, Less Liabilities — (2.1)%		(16,357,274)

NET ASSETS — 100.0%		$767,502,780

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

53

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,878,471	1,628,202	16,506,673	$16,511,625	$17,213	(a)	$1,898	$2,055
BlackRock Cash Funds: Treasury, SL Agency Shares	1,177,639	(90,354)	1,087,285	1,087,285	3,910		—	—

				$17,598,910	$21,123		$1,898	$2,055

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$766,261,144	$—	$—	$766,261,144
Money Market Funds	17,598,910	—	—	17,598,910

	$783,860,054	$—	$—	$783,860,054

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

54

Schedule of Investments (Unaudited)	iSHARES® MORNINGSTAR MID-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 3.0%
BWX Technologies Inc.	14,637	$962,529
HEICO Corp.(a)	5,988	457,304
HEICO Corp., Class A(a)	10,524	681,429
Hexcel Corp.	13,150	907,481
Huntington Ingalls Industries Inc.	6,538	1,523,681
Teledyne Technologies Inc.(b)	5,254	1,152,833
TransDigm Group Inc.	7,160	2,688,866

		8,374,123
AIR FREIGHT & LOGISTICS — 0.5%
XPO Logistics Inc.(b)	14,712	1,467,081

BANKS — 1.1%
First Republic Bank/CA	23,764	2,349,309
Pinnacle Financial Partners Inc.	10,867	679,187

		3,028,496
BIOTECHNOLOGY — 5.0%
Alkermes PLC(b)	22,786	999,166
Alnylam Pharmaceuticals Inc.(b)	12,251	1,163,845
BioMarin Pharmaceutical Inc.(b)	25,948	2,609,331
Bluebird Bio Inc.(a)(b)	7,364	1,140,684
Dyax Corp.(b)(c)	23,054	52,794
Exact Sciences Corp.(b)	17,901	1,046,313
Exelixis Inc.(b)	41,411	857,208
Incyte Corp.(b)	25,846	1,719,793
Ionis Pharmaceuticals Inc.(a)(b)	18,454	806,071
Neurocrine Biosciences Inc.(b)	13,209	1,327,372
Sage Therapeutics Inc.(b)	6,832	985,994
Seattle Genetics Inc.(a)(b)	15,580	1,096,832

		13,805,403
BUILDING PRODUCTS — 1.3%
Allegion PLC	13,955	1,137,891
AO Smith Corp.	21,318	1,269,060
Lennox International Inc.	5,452	1,183,520

		3,590,471
CAPITAL MARKETS — 4.0%
Cboe Global Markets Inc.	16,518	1,604,393
E*TRADE Financial Corp.(b)	38,766	2,318,595
Eaton Vance Corp., NVS	17,503	929,934
FactSet Research Systems Inc.	5,713	1,150,370
Interactive Brokers Group Inc., Class A	10,535	630,625
MarketAxess Holdings Inc.	5,522	1,069,998
MSCI Inc.	13,072	2,172,436
SEI Investments Co.	19,281	1,155,703

		11,032,054
CHEMICALS — 0.6%
FMC Corp.	19,762	1,776,208

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Cintas Corp.	12,698	2,596,487
Copart Inc.(b)	29,673	1,702,933
Rollins Inc.	14,102	774,764

		5,074,184
COMMUNICATIONS EQUIPMENT — 1.7%
Arista Networks Inc.(b)	6,991	1,787,808
Palo Alto Networks Inc.(b)	13,487	2,673,933
Ubiquiti Networks Inc.(a)(b)	3,172	261,944

		4,723,685

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.4%
Martin Marietta Materials Inc.	9,247	$1,844,037
Vulcan Materials Co.	19,417	2,174,704

		4,018,741
CONSUMER FINANCE — 0.3%
Credit Acceptance Corp.(a)(b)	1,876	719,634

DISTRIBUTORS — 0.3%
Pool Corp.	5,952	912,144

DIVERSIFIED CONSUMER SERVICES — 1.0%
Bright Horizons Family Solutions Inc.(b)	8,611	921,291
Grand Canyon Education Inc.(b)	7,089	826,081
Service Corp. International/U.S	26,946	1,060,325

		2,807,697
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Zayo Group Holdings Inc.(b)	27,373	1,015,265

ELECTRICAL EQUIPMENT — 1.2%
Rockwell Automation Inc.	18,440	3,458,606

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Cognex Corp.(a)	25,395	1,340,348
FLIR Systems Inc.	20,157	1,181,200
IPG Photonics Corp.(b)	5,519	905,337
National Instruments Corp.	15,851	694,432

		4,121,317
ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes, a GE Co.	61,173	2,115,363
Core Laboratories NV	6,494	728,107
Helmerich & Payne Inc.	16,000	981,600

		3,825,070
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.0%
American Campus Communities Inc.	20,071	827,929
American Homes 4 Rent, Class A	38,147	844,574
CyrusOne Inc.	14,568	902,050
Douglas Emmett Inc.	23,452	910,876
Equity LifeStyle Properties Inc.	13,040	1,186,510
Hudson Pacific Properties Inc.	23,014	788,460
Invitation Homes Inc.(a)	42,068	972,191
Iron Mountain Inc.	41,325	1,450,921
Regency Centers Corp.	21,642	1,377,080
SBA Communications Corp.(b)	16,919	2,677,432
Vornado Realty Trust	25,423	1,828,422

		13,766,445
FOOD PRODUCTS — 0.9%
Lamb Weston Holdings Inc.	21,472	1,508,838
Post Holdings Inc.(b)	9,881	855,299

		2,364,137
HEALTH CARE EQUIPMENT & SUPPLIES — 6.7%
ABIOMED Inc.(a)(b)	6,206	2,200,213
Align Technology Inc.(b)	10,592	3,777,637
DexCom Inc.(a)(b)	12,943	1,231,268
Hill-Rom Holdings Inc.	9,732	916,754
ICU Medical Inc.(b)	2,247	644,440
IDEXX Laboratories Inc.(b)	12,755	3,124,082
Insulet Corp.(a)(b)	8,649	719,251
Masimo Corp.(b)	6,999	695,840
ResMed Inc.	20,959	2,217,043
Teleflex Inc.	6,690	1,824,430

55

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
West Pharmaceutical Services Inc.	10,804	$1,184,659

		18,535,617
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Chemed Corp.	2,347	741,722
WellCare Health Plans Inc.(b)	6,032	1,613,078

		2,354,800
HEALTH CARE TECHNOLOGY — 1.8%
athenahealth Inc.(b)	5,942	895,519
Cerner Corp.(b)	46,286	2,873,435
Veeva Systems Inc., Class A(b)	17,517	1,324,810

		5,093,764
HOTELS, RESTAURANTS & LEISURE — 2.8%
Chipotle Mexican Grill Inc.(b)	3,593	1,558,141
Domino’s Pizza Inc.	6,211	1,631,381
Dunkin’ Brands Group Inc.	12,183	848,302
Vail Resorts Inc.	5,938	1,644,054
Wynn Resorts Ltd.	12,437	2,074,243

		7,756,121
HOUSEHOLD DURABLES — 0.5%
NVR Inc.(b)	495	1,365,918

INSURANCE — 1.3%
Brown & Brown Inc.	33,667	985,096
Erie Indemnity Co., Class A, NVS	2,724	338,430
Markel Corp.(b)	2,040	2,386,800

		3,710,326
INTERNET & DIRECT MARKETING RETAIL — 1.2%
Expedia Group Inc.	17,754	2,376,195
TripAdvisor Inc.(a)(b)	15,745	913,053

		3,289,248
INTERNET SOFTWARE & SERVICES — 5.3%
GoDaddy Inc., Class A(b)	23,028	1,695,321
GrubHub Inc.(b)	13,249	1,614,921
IAC/InterActiveCorp.(b)	11,438	1,684,246
LogMeIn Inc.	7,667	621,410
MercadoLibre Inc.	6,484	2,223,429
Nutanix Inc., Class A(b)	10,536	515,105
Twitter Inc.(b)	96,151	3,064,332
VeriSign Inc.(b)	14,103	2,048,179
Zillow Group Inc., Class A(b)	7,082	399,212
Zillow Group Inc., Class C, NVS(a)(b)	16,407	913,870

		14,780,025
IT SERVICES — 6.8%
Black Knight Inc.(b)	20,623	1,065,178
Broadridge Financial Solutions Inc.	17,315	1,956,249
EPAM Systems Inc.(b)	7,457	970,976
FleetCor Technologies Inc.(b)	13,166	2,857,022
Gartner Inc.(a)(b)	13,404	1,815,304
Global Payments Inc.	23,427	2,637,177
Jack Henry & Associates Inc.	11,350	1,528,845
Square Inc., Class A(b)	42,589	2,753,379
Total System Services Inc.	24,360	2,229,914
WEX Inc.(b)	5,885	1,117,091

		18,931,135
LIFE SCIENCES TOOLS & SERVICES — 4.5%
Bio-Rad Laboratories Inc., Class A(b)	2,980	913,817
Bio-Techne Corp.	5,518	886,411
Bruker Corp.	14,952	484,445

Security	Shares	Value
Charles River Laboratories International Inc.(b)	7,050	$876,315
IQVIA Holdings Inc.(b)	23,774	2,899,002
Mettler-Toledo International Inc.(b)	3,729	2,209,470
PerkinElmer Inc.	16,245	1,286,279
PRA Health Sciences Inc.(a)(b)	7,456	783,924
Waters Corp.(b)	11,504	2,269,394

		12,609,057
MACHINERY — 3.5%
Graco Inc.	24,630	1,136,428
IDEX Corp.	11,265	1,730,079
Nordson Corp.	7,514	1,007,702
Toro Co. (The)	15,586	938,121
WABCO Holdings Inc.(b)	7,410	931,289
Wabtec Corp./DE	12,584	1,388,267
Woodward Inc.	8,138	677,163
Xylem Inc./NY	26,419	2,022,639

		9,831,688
MEDIA — 2.0%
GCI Liberty Inc., Class A(b)	14,748	709,526
Liberty Broadband Corp., Class A(b)	3,880	307,839
Liberty Broadband Corp., Class C, NVS(b)	22,416	1,781,400
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	3,778	126,601
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	29,780	1,049,745
Lions Gate Entertainment Corp., Class A	9,610	229,199
Lions Gate Entertainment Corp., Class B, NVS	16,551	378,521
Live Nation Entertainment Inc.(b)	19,951	983,185

		5,566,016
METALS & MINING — 0.3%
Royal Gold Inc.	9,611	813,187

OIL, GAS & CONSUMABLE FUELS — 4.7%
Antero Resources Corp.(a)(b)	31,675	650,604
Cabot Oil & Gas Corp.	66,334	1,558,849
Centennial Resource Development Inc./DE, Class A(b)	25,652	460,710
Cheniere Energy Inc.(b)	30,419	1,931,606
Cimarex Energy Co.	14,013	1,381,682
Diamondback Energy Inc.	14,480	1,910,636
Energen Corp.(b)	14,319	1,062,183
EQT Corp.	37,051	1,840,694
Parsley Energy Inc., Class A(b)	37,841	1,189,343
WPX Energy Inc.(b)	58,730	1,102,362

		13,088,669
PHARMACEUTICALS — 1.3%
Catalent Inc.(b)	19,619	818,112
Jazz Pharmaceuticals PLC(a)(b)	8,810	1,524,835
Nektar Therapeutics(b)	23,658	1,244,411

		3,587,358
PROFESSIONAL SERVICES — 4.1%
CoStar Group Inc.(b)	5,344	2,222,302
Equifax Inc.	17,662	2,216,581
IHS Markit Ltd.(b)	52,289	2,772,886
TransUnion	22,155	1,604,022
Verisk Analytics Inc.(b)	22,810	2,523,242

		11,339,033
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Howard Hughes Corp. (The)(b)	5,687	770,873

ROAD & RAIL — 1.3%
JB Hunt Transport Services Inc.	12,571	1,507,263

56

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Knight-Swift Transportation Holdings Inc.	18,865	$614,056
Old Dominion Freight Line Inc.(a)	10,018	1,470,642

		3,591,961
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Micro Devices Inc.(a)(b)	120,984	2,217,637
Cypress Semiconductor Corp.	52,695	938,498
Microchip Technology Inc.(a)	34,512	3,224,456
Monolithic Power Systems Inc.	5,701	756,409
Skyworks Solutions Inc.	26,744	2,529,447

		9,666,447
SOFTWARE — 9.9%
ANSYS Inc.(b)	12,337	2,083,473
Aspen Technology Inc.(b)	10,488	1,004,645
Blackbaud Inc.(a)	7,142	712,843
Cadence Design Systems Inc.(b)	41,394	1,825,061
CDK Global Inc.	18,179	1,135,279
Fair Isaac Corp.(b)	4,382	882,798
Fortinet Inc.(b)	21,241	1,336,271
Guidewire Software Inc.(b)	11,683	1,007,075
Paycom Software Inc.(a)(b)	7,130	757,562
Pegasystems Inc.	5,460	303,576
Proofpoint Inc.(b)	7,467	851,611
PTC Inc.(b)	16,943	1,557,231
Snap Inc., Class A, NVS(a)(b)	37,550	469,375
Splunk Inc.(b)	21,298	2,046,738
SS&C Technologies Holdings Inc.	29,384	1,559,409
Synopsys Inc.(b)	21,890	1,957,623
Tableau Software Inc., Class A(b)	9,972	1,027,814
Take-Two Interactive Software Inc.(b)	16,802	1,898,962
Tyler Technologies Inc.(b)	5,232	1,177,148
Ultimate Software Group Inc. (The)(a)(b)	4,271	1,182,597
Workday Inc., Class A(b)	21,473	2,663,081

		27,440,172
SPECIALTY RETAIL — 2.7%
Burlington Stores Inc.(b)	9,956	1,521,377
Floor & Decor Holdings Inc., Class A(b)	6,571	313,765
O’Reilly Automotive Inc.(b)	12,028	3,680,568
Ulta Salon Cosmetics & Fragrance Inc.(b)	8,395	2,051,654

		7,567,364

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Lululemon Athletica Inc.(b)	14,057	$1,686,137
Under Armour Inc., Class A(b)	27,342	546,020
Under Armour Inc., Class C, NVS(a)(b)	27,700	519,098

		2,751,255
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	42,237	2,404,552
Watsco Inc.	4,710	812,522

		3,217,074

TOTAL COMMON STOCKS — 100.0% (Cost: $205,623,747)		277,537,869

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(d)(e)(f)	19,390,185	19,396,002
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(d)(e)	151,313	151,313

		19,547,315

TOTAL SHORT-TERM INVESTMENTS — 7.0% (Cost: $19,541,785)		19,547,315

TOTAL INVESTMENTS IN SECURITIES — 107.0% (Cost: $225,165,532)		297,085,184
Other Assets, Less Liabilities — (7.0)%		(19,416,507)

NET ASSETS — 100.0%		$277,668,677

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

57

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP GROWTH ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,472,183	(6,081,998)	19,390,185	$19,396,002	$30,196	(a)	$1,471	$3,299
BlackRock Cash Funds: Treasury, SL Agency Shares	123,544	27,769	151,313	151,313	810		—	—

				$19,547,315	$31,006		$1,471	$3,299

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$277,485,075	$—	$52,794	$277,537,869
Money Market Funds	19,547,315	—	—	19,547,315

	$297,032,390	$—	$52,794	$297,085,184

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

58

Schedule of Investments (Unaudited)	iSHARES® MORNINGSTAR MID-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 0.5%
Arconic Inc.	101,751	$2,206,979

AIRLINES — 2.7%
Alaska Air Group Inc.	29,518	1,854,616
American Airlines Group Inc.	99,779	3,945,262
JetBlue Airways Corp.(a)	75,793	1,364,274
United Continental Holdings Inc.(a)	56,439	4,537,695

		11,701,847
AUTO COMPONENTS — 2.2%
Adient PLC	22,360	1,065,007
Autoliv Inc.	20,857	2,137,008
BorgWarner Inc.	47,296	2,176,562
Goodyear Tire & Rubber Co. (The)	57,433	1,390,453
Lear Corp.	15,883	2,861,005

		9,630,035
AUTOMOBILES — 0.4%
Harley-Davidson Inc.	39,858	1,709,510

BANKS — 6.2%
CIT Group Inc.	28,775	1,523,061
Fifth Third Bancorp.	164,160	4,857,494
First Horizon National Corp.	78,355	1,401,771
Huntington Bancshares Inc./OH	264,618	4,085,702
KeyCorp	254,243	5,306,051
PacWest Bancorp.	29,966	1,504,892
People’s United Financial Inc.	83,308	1,518,705
Prosperity Bancshares Inc.	16,726	1,173,329
Regions Financial Corp.	268,967	5,005,476
Umpqua Holdings Corp.	52,726	1,123,064

		27,499,545
BIOTECHNOLOGY — 0.3%
United Therapeutics Corp.(a)	10,428	1,281,705

CAPITAL MARKETS — 1.5%
Franklin Resources Inc.	76,326	2,619,508
Invesco Ltd.	98,368	2,654,953
Janus Henderson Group PLC	43,195	1,405,997

		6,680,458
CHEMICALS — 3.2%
Celanese Corp., Series A	32,534	3,842,591
CF Industries Holdings Inc.	55,884	2,482,367
Eastman Chemical Co.	34,187	3,542,457
Huntsman Corp.	50,405	1,690,080
Mosaic Co. (The)	83,991	2,528,969

		14,086,464
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Stericycle Inc.(a)(b)	20,494	1,431,711

COMMUNICATIONS EQUIPMENT — 1.9%
CommScope Holding Co. Inc.(a)	46,000	1,477,060
Juniper Networks Inc.	83,614	2,202,393
Motorola Solutions Inc.	38,827	4,709,715

		8,389,168
CONSTRUCTION & ENGINEERING — 1.4%
AECOM(a)	38,394	1,288,502
Fluor Corp.	33,667	1,725,434
Jacobs Engineering Group Inc.	28,862	1,951,937

Security	Shares	Value
Quanta Services Inc.(a)	35,828	$1,220,660

		6,186,533
CONSUMER FINANCE — 0.7%
Ally Financial Inc.	102,982	2,755,799
Santander Consumer USA Holdings Inc.	27,651	532,005

		3,287,804
CONTAINERS & PACKAGING — 3.5%
Ball Corp.	83,635	3,259,256
Berry Global Group Inc.(a)	31,539	1,540,680
Crown Holdings Inc.(a)	32,164	1,456,064
Packaging Corp. of America	22,594	2,550,863
Sealed Air Corp.	38,594	1,700,837
Sonoco Products Co.	23,843	1,330,916
WestRock Co.	61,414	3,560,784

		15,399,400
DISTRIBUTORS — 0.8%
Genuine Parts Co.	35,140	3,419,473

DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block Inc.	50,099	1,260,491

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Voya Financial Inc.	40,427	2,042,372

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
CenturyLink Inc.	235,106	4,412,940

ELECTRIC UTILITIES — 6.3%
Alliant Energy Corp.	55,434	2,381,999
Entergy Corp.	43,303	3,519,668
Evergy Inc.	64,950	3,643,046
Eversource Energy	75,887	4,607,859
FirstEnergy Corp.	107,356	3,803,623
IDACORP Inc.	12,069	1,137,383
OGE Energy Corp.	47,831	1,733,395
Pinnacle West Capital Corp.	26,805	2,155,926
PPL Corp.	167,407	4,816,299

		27,799,198
ELECTRICAL EQUIPMENT — 0.4%
Hubbell Inc.	13,139	1,619,382

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Arrow Electronics Inc.(a)	20,983	1,591,351
Avnet Inc.	28,254	1,238,938

		2,830,289
ENERGY EQUIPMENT & SERVICES — 1.3%
National Oilwell Varco Inc.	91,485	4,448,001
Transocean Ltd.(a)	105,041	1,351,877

		5,799,878
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.9%
Brixmor Property Group Inc.	72,520	1,282,879
Gaming and Leisure Properties Inc.	48,061	1,745,576
HCP Inc.	112,505	2,913,879
Kimco Realty Corp.	101,753	1,698,258
Lamar Advertising Co., Class A	20,126	1,481,877
Liberty Property Trust	35,392	1,516,901
Medical Properties Trust Inc.	87,346	1,258,656
Omega Healthcare Investors Inc.(b)	47,560	1,412,056
Park Hotels & Resorts Inc.	48,166	1,506,632
SL Green Realty Corp.(b)	21,175	2,183,354

59

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
VEREIT Inc.	231,876	$1,769,214
Welltower Inc.	89,081	5,576,471
WP Carey Inc.	25,671	1,678,370

		26,024,123
FOOD & STAPLES RETAILING — 1.3%
Kroger Co. (The)	194,656	5,645,024

FOOD PRODUCTS — 4.8%
Bunge Ltd.	33,743	2,332,654
Campbell Soup Co.	46,077	1,884,549
Conagra Brands Inc.	94,239	3,459,514
Ingredion Inc.	17,300	1,752,490
JM Smucker Co. (The)	27,204	3,022,908
Kellogg Co.	59,804	4,247,878
Pilgrim’s Pride Corp.(a)	12,506	222,857
Seaboard Corp.	66	240,108
Tyson Foods Inc., Class A	71,268	4,108,600

		21,271,558
GAS UTILITIES — 0.8%
National Fuel Gas Co.	20,577	1,104,985
UGI Corp.	41,458	2,203,078

		3,308,063
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health Inc.	74,402	3,716,380
Envision Healthcare Corp.(a)	29,007	1,283,850
Quest Diagnostics Inc.	32,525	3,503,593
Universal Health Services Inc., Class B	20,870	2,548,227

		11,052,050
HOUSEHOLD DURABLES — 2.5%
Garmin Ltd.	26,636	1,663,418
Leggett & Platt Inc.	31,436	1,369,666
Mohawk Industries Inc.(a)	15,185	2,860,247
Newell Brands Inc.	116,314	3,046,264
Whirlpool Corp.	15,452	2,025,757

		10,965,352
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
AES Corp./VA	158,389	2,116,077
NRG Energy Inc.	71,637	2,268,744
Vistra Energy Corp.(a)	88,917	2,009,524

		6,394,345
INSURANCE — 8.3%
Alleghany Corp.	3,662	2,304,387
American Financial Group Inc./OH	16,612	1,872,006
Assurant Inc.	12,691	1,399,817
Axis Capital Holdings Ltd.	20,001	1,131,257
Brighthouse Financial Inc.(a)	28,717	1,247,179
Cincinnati Financial Corp.	35,771	2,705,361
Fidelity National Financial Inc.	65,757	2,663,158
First American Financial Corp.	26,517	1,484,952
Hartford Financial Services Group Inc. (The)	85,766	4,519,868
Lincoln National Corp.	52,375	3,566,737
Loews Corp.	62,705	3,184,160
Old Republic International Corp.	60,064	1,279,964
Principal Financial Group Inc.	63,782	3,704,459
Reinsurance Group of America Inc.	15,451	2,186,317
RenaissanceRe Holdings Ltd.	9,638	1,270,770
Unum Group	52,971	2,104,538

		36,624,930

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Qurate Retail Inc.(a)	107,348	$2,285,439

IT SERVICES — 1.6%
Leidos Holdings Inc.	34,168	2,337,775
Sabre Corp.	60,530	1,490,249
Teradata Corp.(a)	28,956	1,108,725
Western Union Co. (The)	110,333	2,224,313

		7,161,062
LEISURE PRODUCTS — 0.3%
Mattel Inc.(b)	82,384	1,307,434

MACHINERY — 1.0%
Flowserve Corp.	31,332	1,388,948
Pentair PLC	38,874	1,735,724
Trinity Industries Inc.	35,751	1,362,113

		4,486,785
MEDIA — 2.4%
Altice USA Inc., Class A	28,127	481,815
DISH Network Corp., Class A(a)	54,827	1,730,340
Interpublic Group of Companies Inc. (The)	92,323	2,081,884
Omnicom Group Inc.	54,431	3,746,486
Viacom Inc., Class A	2,010	69,144
Viacom Inc., Class B, NVS	84,529	2,455,567

		10,565,236
METALS & MINING — 5.1%
Alcoa Corp.(a)	41,526	1,796,830
Freeport-McMoRan Inc.	322,665	5,323,972
Newmont Mining Corp.	127,757	4,686,127
Nucor Corp.	76,177	5,098,527
Reliance Steel & Aluminum Co.	17,323	1,562,535
Steel Dynamics Inc.	56,501	2,660,632
U.S. Steel Corp.	42,338	1,542,373

		22,670,996
MORTGAGE REAL ESTATE INVESTMENT — 1.8%
AGNC Investment Corp.	100,928	1,965,068
Annaly Capital Management Inc.(b)	277,683	2,976,762
New Residential Investment Corp.	80,496	1,440,073
Starwood Property Trust Inc.	62,739	1,432,959

		7,814,862
MULTI-UTILITIES — 5.9%
Ameren Corp.	58,349	3,621,139
CenterPoint Energy Inc.	103,327	2,942,753
CMS Energy Corp.	67,658	3,270,588
DTE Energy Co.	43,461	4,717,257
MDU Resources Group Inc.	46,771	1,356,359
NiSource Inc.	80,791	2,115,108
SCANA Corp.	34,156	1,365,898
Vectren Corp.	19,896	1,421,967
WEC Energy Group Inc.	75,564	5,015,183

		25,826,252
MULTILINE RETAIL — 1.7%
Kohl’s Corp.	40,289	2,976,149
Macy’s Inc.	73,369	2,914,950
Nordstrom Inc.	28,129	1,474,241

		7,365,340
OIL, GAS & CONSUMABLE FUELS — 5.9%
Andeavor	33,295	4,996,248
Apache Corp.	91,517	4,209,782
Devon Energy Corp.	125,342	5,641,644

60

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hess Corp.	62,706	$4,115,395
HollyFrontier Corp.	42,278	3,153,093
Murphy Oil Corp.	38,959	1,295,776
Targa Resources Corp.	52,559	2,684,188

		26,096,126
PERSONAL PRODUCTS — 0.3%
Herbalife Nutrition Ltd.(a)	27,714	1,430,874

PHARMACEUTICALS — 1.6%
Mylan NV(a)	123,443	4,605,659
Perrigo Co. PLC	30,837	2,482,995

		7,088,654
PROFESSIONAL SERVICES — 0.8%
ManpowerGroup Inc.	15,764	1,470,150
Nielsen Holdings PLC	80,189	1,889,253

		3,359,403
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
First Solar Inc.(a)	19,569	1,024,437

SOFTWARE — 1.8%
CA Inc.	74,827	3,308,102
Dell Technologies Inc., Class V(a)	47,741	4,416,997

		7,725,099
SPECIALTY RETAIL — 2.1%
AutoZone Inc.(a)	6,385	4,504,809
Foot Locker Inc.	28,286	1,380,640
Gap Inc. (The)	51,962	1,567,694
L Brands Inc.	58,087	1,839,615

		9,292,758
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Seagate Technology PLC	68,744	3,617,309
Xerox Corp.	51,231	1,330,469

		4,947,778
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Hanesbrands Inc.	86,300	1,921,038

Security	Shares	Value
Michael Kors Holdings Ltd.(a)	35,896	$2,395,340
Ralph Lauren Corp.	13,332	1,799,553

		6,115,931
THRIFTS & MORTGAGE FINANCE — 0.3%
New York Community Bancorp. Inc.	117,438	1,264,807

TRADING COMPANIES & DISTRIBUTORS — 0.4%
HD Supply Holdings Inc.(a)	44,432	1,954,119

TOTAL COMMON STOCKS — 99.8% (Cost: $387,797,729)		439,744,019

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	6,068,728	6,070,549
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	411,963	411,963

		6,482,512

TOTAL SHORT-TERM INVESTMENTS — 1.5% (Cost: $6,481,296)		6,482,512

TOTAL INVESTMENTS IN SECURITIES — 101.3% (Cost: $394,279,025)		446,226,531
Other Assets, Less Liabilities — (1.3)%		(5,817,670)

NET ASSETS — 100.0%		$440,408,861

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

61

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR MID-CAP VALUE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,552,612	2,516,116	6,068,728	$6,070,549	$9,710	(a)	$54	$860
BlackRock Cash Funds: Treasury, SL Agency Shares	454,765	(42,802)	411,963	411,963	2,486		—	—

				$6,482,512	$12,196		$54	$860

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$439,744,019	$—	$—	$439,744,019
Money Market Funds	6,482,512	—	—	6,482,512

	$446,226,531	$—	$—	$446,226,531

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

62

Schedule of Investments (Unaudited)	iSHARES® MORNINGSTAR SMALL-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 1.3%
Aerojet Rocketdyne Holdings Inc.(a)(b)	29,094	$980,468
KLX Inc.(a)	19,553	1,428,347
Moog Inc., Class A	12,501	937,700

		3,346,515
AIR FREIGHT & LOGISTICS — 0.2%
Hub Group Inc., Class A(a)	13,022	604,221

AIRLINES — 0.2%
Allegiant Travel Co.	4,867	601,561

AUTO COMPONENTS — 1.8%
Delphi Technologies PLC	34,214	1,545,447
Dorman Products Inc.(a)	11,431	853,667
LCI Industries	9,716	893,386
Visteon Corp.(a)	11,385	1,332,956

		4,625,456
BANKS — 10.2%
BancFirst Corp.	6,691	415,511
BankUnited Inc.	40,874	1,588,364
CenterState Bank Corp.	23,608	655,122
Columbia Banking System Inc.	28,223	1,155,167
Community Bank System Inc.	19,643	1,242,420
CVB Financial Corp.	39,515	945,199
First Citizens BancShares Inc./NC, Class A	3,350	1,362,847
First Commonwealth Financial Corp.	38,675	652,447
First Financial Bancorp.	37,692	1,143,952
First Merchants Corp.	16,221	765,631
Glacier Bancorp. Inc.	30,612	1,307,133
Great Western Bancorp. Inc.	22,696	949,828
Heartland Financial USA Inc.	10,912	641,080
Home BancShares Inc./AR	60,797	1,409,883
Independent Bank Corp./Rockland MA	10,600	937,040
Independent Bank Group Inc.	7,032	471,847
Investors Bancorp. Inc.	96,464	1,207,729
LegacyTexas Financial Group Inc.	16,382	718,023
MB Financial Inc.	32,400	1,569,780
Pacific Premier Bancorp. Inc.(a)(b)	15,028	556,036
Renasant Corp.	16,568	740,258
S&T Bancorp. Inc.	13,455	602,246
South State Corp.	14,177	1,186,615
TowneBank/Portsmouth VA	24,714	798,262
UMB Financial Corp.	16,975	1,220,333
Union Bankshares Corp.	21,081	853,991
United Community Banks Inc./GA	27,973	840,029

		25,936,773
BEVERAGES — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	3,372	927,131

BIOTECHNOLOGY — 2.3%
Aimmune Therapeutics Inc.(a)	14,767	427,062
AnaptysBio Inc.(a)(b)	5,612	439,532
Array BioPharma Inc.(a)	81,171	1,249,222
Atara Biotherapeutics Inc.(a)(b)	16,955	636,660
Clovis Oncology Inc.(a)(b)	20,250	893,835
Immunomedics Inc.(a)(b)	61,984	1,483,277
OPKO Health Inc.(a)(b)	140,142	787,598

		5,917,186

Security	Shares	Value
BUILDING PRODUCTS — 1.7%
Armstrong World Industries Inc.(a)	19,978	$1,356,506
Builders FirstSource Inc.(a)	44,171	791,986
Masonite International Corp.(a)	10,804	737,373
Patrick Industries Inc.(a)	9,067	555,354
Universal Forest Products Inc.	23,716	873,697

		4,314,916
CAPITAL MARKETS — 2.6%
BGC Partners Inc., Class A	102,496	1,100,807
BrightSphere Investment Group PLC	35,331	503,467
Cohen & Steers Inc.	8,120	340,147
Evercore Inc., Class A	15,693	1,773,309
Moelis & Co., Class A	14,653	931,931
Stifel Financial Corp.	27,575	1,520,210
Virtu Financial Inc., Class A	22,856	460,548

		6,630,419
CHEMICALS — 3.9%
Ferro Corp.(a)	32,542	732,846
GCP Applied Technologies Inc.(a)	27,759	809,175
HB Fuller Co.	19,481	1,104,183
Innospec Inc.	9,406	761,415
Kraton Corp.(a)	12,320	592,469
Minerals Technologies Inc.	13,628	1,030,277
PolyOne Corp.	30,817	1,382,142
Sensient Technologies Corp.	16,314	1,131,539
Tronox Ltd., Class A	36,238	668,591
Valvoline Inc.	75,408	1,703,467

		9,916,104
COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries Inc.	25,318	789,922
Brady Corp., Class A, NVS	18,583	710,800
Brink’s Co. (The)	19,617	1,566,417
Covanta Holding Corp.	50,408	907,344
Herman Miller Inc.	22,977	869,679
Matthews International Corp., Class A	12,393	651,252
Tetra Tech Inc.	21,432	1,303,066
UniFirst Corp./MA	5,943	1,112,232

		7,910,712
COMMUNICATIONS EQUIPMENT — 3.0%
Casa Systems Inc.(a)(b)	2,251	34,283
Ciena Corp.(a)	55,271	1,403,883
Finisar Corp.(a)(b)	44,199	744,753
Infinera Corp.(a)(b)	58,473	486,495
NETGEAR Inc.(a)	12,158	800,604
NetScout Systems Inc.(a)	30,934	829,031
Plantronics Inc.	12,742	874,866
ViaSat Inc.(a)(b)	21,112	1,485,018
Viavi Solutions Inc.(a)	87,212	882,586

		7,541,519
CONSTRUCTION & ENGINEERING — 2.7%
Comfort Systems USA Inc.	14,305	794,643
Dycom Industries Inc.(a)(b)	12,021	1,071,792
EMCOR Group Inc.	22,526	1,733,376
Granite Construction Inc.	17,520	945,204
MasTec Inc.(a)(b)	25,117	1,169,196
Valmont Industries Inc.	8,691	1,213,698

		6,927,909
CONSUMER FINANCE — 0.4%
Nelnet Inc., Class A	7,423	436,324

63

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
PRA Group Inc.(a)(b)	17,454	$684,197

		1,120,521
CONTAINERS & PACKAGING — 0.3%
Silgan Holdings Inc.	28,555	785,548

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Vonage Holdings Corp.(a)	83,282	1,066,842

ELECTRIC UTILITIES — 0.3%
Otter Tail Corp.	15,283	739,697

ELECTRICAL EQUIPMENT — 1.0%
EnerSys	16,228	1,331,832
Generac Holdings Inc.(a)	23,874	1,283,227

		2,615,059
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
SYNNEX Corp.	11,283	1,088,471
VeriFone Systems Inc.(a)	42,674	977,235

		2,065,706
ENERGY EQUIPMENT & SERVICES — 1.1%
C&J Energy Services Inc.(a)	24,567	571,428
Dril-Quip Inc.(a)	14,699	757,733
Forum Energy Technologies Inc.(a)(b)	28,131	369,923
FTS International Inc.(a)	7,580	90,960
RPC Inc.	23,272	344,426
Superior Energy Services Inc.(a)	59,557	586,041

		2,720,511
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.8%
Alexander’s Inc.	1,461	541,271
American Assets Trust Inc.	16,035	616,225
Americold Realty Trust	18,129	389,955
Brandywine Realty Trust	68,798	1,134,479
Cousins Properties Inc.	161,944	1,509,318
EastGroup Properties Inc.(b)	13,465	1,283,484
Education Realty Trust Inc.	31,052	1,284,311
Empire State Realty Trust Inc., Class A	51,336	855,771
Equity Commonwealth(a)	46,804	1,508,961
Four Corners Property Trust Inc.(b)	23,657	589,059
Gramercy Property Trust	61,960	1,697,084
Healthcare Realty Trust Inc.	48,245	1,433,359
JBG SMITH Properties	35,909	1,310,679
Life Storage Inc.(b)	17,926	1,720,179
National Health Investors Inc.	16,005	1,197,814
Paramount Group Inc.	78,778	1,216,332
Pebblebrook Hotel Trust(b)	26,605	1,025,623
PotlatchDeltic Corp.	23,216	1,085,348
PS Business Parks Inc.	7,685	981,912
Rayonier Inc.	49,863	1,745,704
Retail Opportunity Investments Corp.	43,437	821,394
RLJ Lodging Trust	67,516	1,525,186
Ryman Hospitality Properties Inc.	19,761	1,679,883
STAG Industrial Inc.	37,469	1,023,653
Taubman Centers Inc.	23,504	1,458,423
Uniti Group Inc.(a)	63,646	1,125,261
Urban Edge Properties	40,832	926,070
Washington REIT(b)	30,304	923,969

		32,610,707
FOOD & STAPLES RETAILING — 1.1%
Casey’s General Stores Inc.	14,465	1,582,182

Security	Shares	Value
Performance Food Group Co.(a)	32,540	$1,166,559

		2,748,741
FOOD PRODUCTS — 1.4%
Cal-Maine Foods Inc.(a)	11,522	518,490
Hain Celestial Group Inc. (The)(a)	40,048	1,138,965
J&J Snack Foods Corp.	5,766	835,839
Lancaster Colony Corp.	7,518	1,090,336

		3,583,630
GAS UTILITIES — 1.7%
New Jersey Resources Corp.	33,809	1,563,666
ONE Gas Inc.	20,220	1,557,749
South Jersey Industries Inc.	32,949	1,117,960

		4,239,375
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Haemonetics Corp.(a)(b)	20,118	1,964,322
Integer Holdings Corp.(a)	10,980	784,521

		2,748,843
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	31,622	1,248,437
Molina Healthcare Inc.(a)	18,303	1,905,159
Premier Inc., Class A(a)	20,266	757,948
Select Medical Holdings Corp.(a)	41,329	859,643
Tenet Healthcare Corp.(a)	31,461	1,183,878
Tivity Health Inc.(a)(b)	13,274	447,334

		6,402,399
HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions Inc.(a)	68,575	839,358

HOTELS, RESTAURANTS & LEISURE — 3.3%
Bloomin’ Brands Inc.	35,785	692,082
Boyd Gaming Corp.	31,660	1,182,501
Cheesecake Factory Inc. (The)	16,423	920,181
Cracker Barrel Old Country Store Inc. (b)	9,250	1,355,079
Dave & Buster’s Entertainment Inc.(a)	15,296	751,798
ILG Inc.	40,722	1,397,986
Papa John’s International Inc.	9,072	380,661
Pinnacle Entertainment Inc.(a)	21,197	704,588
Red Rock Resorts Inc., Class A	26,631	941,140

		8,326,016
HOUSEHOLD DURABLES — 1.3%
Helen of Troy Ltd.(a)	10,257	1,174,939
KB Home	32,543	772,896
LGI Homes Inc.(a)	6,969	360,228
Tempur Sealy International Inc.(a)(b)	17,818	870,766

		3,178,829
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co.(a)	3,971	171,428
Central Garden & Pet Co., Class A, NVS(a)	13,589	545,191
Energizer Holdings Inc.	23,000	1,464,640

		2,181,259
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
TerraForm Power Inc., Class A	15,931	162,974

INSURANCE — 4.2%
Enstar Group Ltd.(a)	4,423	956,253
FBL Financial Group Inc., Class A	3,835	313,320
Horace Mann Educators Corp.	15,758	688,625
Kemper Corp.	23,607	1,883,839
Mercury General Corp.	14,108	725,574

64

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
National General Holdings Corp.	23,516	$648,571
Navigators Group Inc. (The)	8,587	518,225
Primerica Inc.	16,738	1,921,522
ProAssurance Corp.	20,652	852,928
RLI Corp.	15,019	1,122,820
White Mountains Insurance Group Ltd.	1,163	1,061,854

		10,693,531
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Liberty Expedia Holdings Inc., Class A(a)	20,981	1,010,655

INTERNET SOFTWARE & SERVICES — 1.0%
Cargurus Inc.(a)(b)	4,027	174,570
Cars.com Inc.(a)(b)	27,702	785,906
j2 Global Inc.	18,925	1,605,597

		2,566,073
IT SERVICES — 2.7%
CACI International Inc., Class A(a)	9,517	1,667,379
CoreLogic Inc./U.S.(a)	31,459	1,532,053
CSG Systems International Inc.	13,005	528,913
MAXIMUS Inc.	25,142	1,629,453
Science Applications International Corp.	16,286	1,374,050
TTEC Holdings Inc.	5,558	178,690

		6,910,538
MACHINERY — 4.8%
Actuant Corp., Class A	23,413	668,441
Barnes Group Inc.	18,645	1,265,063
EnPro Industries Inc.	8,111	619,599
Franklin Electric Co. Inc.	14,889	736,261
Gates Industrial Corp. PLC(a)	15,734	244,978
Hillenbrand Inc.	24,090	1,209,318
ITT Inc.	33,680	1,908,646
Mueller Industries Inc.	22,200	735,042
Mueller Water Products Inc., Class A	60,942	752,634
SPX FLOW Inc.(a)	16,392	778,948
Terex Corp.	27,823	1,227,551
Watts Water Technologies Inc., Class A	10,721	917,181
Welbilt Inc.(a)(b)	53,922	1,229,422

		12,293,084
MEDIA — 2.5%
Cable One Inc.	1,810	1,310,187
Cinemark Holdings Inc.	40,951	1,470,960
Emerald Expositions Events Inc.	9,237	178,274
John Wiley & Sons Inc., Class A	17,296	1,092,242
Nexstar Media Group Inc., Class A	17,624	1,312,107
Tribune Media Co., Class A	28,024	948,612

		6,312,382
METALS & MINING — 1.5%
Allegheny Technologies Inc.(a)(b)	48,419	1,346,048
Commercial Metals Co.	45,088	1,007,266
Kaiser Aluminum Corp.	6,463	721,400
Worthington Industries Inc.	16,591	776,791

		3,851,505
MORTGAGE REAL ESTATE INVESTMENT — 0.3%
Colony Credit Real Estate Inc.(b)	32,196	684,487

OIL, GAS & CONSUMABLE FUELS — 1.7%
Carrizo Oil & Gas Inc.(a)(b)	30,044	846,640
Laredo Petroleum Inc.(a)(b)	50,032	466,298
PBF Energy Inc., Class A	43,249	2,019,728

Security	Shares	Value
SM Energy Co.(b)	39,596	$1,089,286

		4,421,952
PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co.	14,996	648,577

PHARMACEUTICALS — 1.2%
Akorn Inc.(a)	36,230	670,979
Corcept Therapeutics Inc.(a)	36,975	485,482
Horizon Pharma PLC(a)	63,600	1,121,268
Prestige Brands Holdings Inc.(a)	20,452	730,750

		3,008,479
PROFESSIONAL SERVICES — 0.5%
FTI Consulting Inc.(a)	14,555	1,149,263

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
HFF Inc., Class A	14,355	646,119
Newmark Group Inc., Class A	46,093	642,536
Realogy Holdings Corp.	49,139	1,074,670

		2,363,325
ROAD & RAIL — 1.8%
Avis Budget Group Inc.(a)	27,556	960,326
Genesee & Wyoming Inc., Class A(a)	23,179	1,993,394
Saia Inc.(a)	9,899	745,890
Schneider National Inc., Class B	11,698	305,786
Werner Enterprises Inc.	17,296	644,276

		4,649,672
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Energy Industries Inc.(a)	15,156	928,153
Diodes Inc.(a)(b)	14,947	555,431
Kulicke & Soffa Industries Inc.	26,642	702,283
Semtech Corp.(a)	25,505	1,210,212
Versum Materials Inc.	41,982	1,618,406

		5,014,485
SOFTWARE — 0.3%
Progress Software Corp.	17,536	645,149

SPECIALTY RETAIL — 2.0%
Aaron’s Inc.	23,855	1,033,160
Abercrombie & Fitch Co., Class A	26,192	620,488
Children’s Place Inc. (The)	6,420	789,018
Guess? Inc.	22,545	510,870
Lithia Motors Inc., Class A	9,230	821,931
RH(a)(b)	7,380	1,002,647
Tailored Brands Inc.	19,148	386,024

		5,164,138
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
G-III Apparel Group Ltd.(a)	16,106	736,044
Skechers U.S.A. Inc., Class A(a)	52,332	1,450,643
Steven Madden Ltd.	20,277	1,095,972
Wolverine World Wide Inc.	36,515	1,291,901

		4,574,560
THRIFTS & MORTGAGE FINANCE — 1.7%
BofI Holding Inc.(a)(b)	21,213	827,731
Essent Group Ltd.(a)	31,753	1,219,315
Northwest Bancshares Inc.	39,558	712,835
TFS Financial Corp.	21,654	329,574
Walker & Dunlop Inc.	10,911	646,586
WSFS Financial Corp.	12,167	689,869

		4,425,910

65

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
TOBACCO — 0.3%
Vector Group Ltd.	41,423	$764,254

TRADING COMPANIES & DISTRIBUTORS — 3.2%
Air Lease Corp.	37,268	1,638,301
Applied Industrial Technologies Inc.	14,912	1,113,181
Kaman Corp.	10,762	712,660
MRC Global Inc.(a)	34,560	782,784
MSC Industrial Direct Co. Inc., Class A	17,672	1,495,581
Rush Enterprises Inc., Class A(a)	11,827	533,280
Triton International Ltd.	18,111	637,507
Univar Inc.(a)	44,106	1,212,474

		8,125,768
WATER UTILITIES — 0.6%
American States Water Co.	14,155	850,998
California Water Service Group	18,527	761,460

		1,612,458

TOTAL COMMON STOCKS — 99.9%
(Cost: $221,436,278)		254,226,682

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	21,916,989	21,923,564

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	986,011	$986,011

		22,909,575

TOTAL SHORT-TERM INVESTMENTS — 9.0%
(Cost: $22,904,472)		22,909,575

TOTAL INVESTMENTS IN SECURITIES — 108.9%
(Cost: $244,340,750)		277,136,257
Other Assets, Less Liabilities — (8.9)%		(22,722,731)

NET ASSETS — 100.0%		$254,413,526

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

66

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,537,935	3,379,054	21,916,989	$21,923,564	$43,084	(a)	$708	$3,577
BlackRock Cash Funds: Treasury, SL Agency Shares	172,408	813,603	986,011	986,011	1,528		—	—

				$22,909,575	$44,612		$708	$3,577

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$254,226,682	$—	$—	$254,226,682
Money Market Funds	22,909,575	—	—	22,909,575

	$277,136,257	$—	$—	$277,136,257

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

67

Consolidated Schedule of Investments (Unaudited)	iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 1.2%
Axon Enterprise Inc.(a)	17,488	$1,187,960
Cubic Corp.	7,625	519,263
Mercury Systems Inc.(a)(b)	14,673	612,304

		2,319,527
AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	8,961	572,608

BANKS — 2.7%
Ameris Bancorp.	12,251	570,897
Cadence BanCorp	13,256	360,961
Eagle Bancorp. Inc.(a)	9,476	512,178
FCB Financial Holdings Inc., Class A(a)	14,223	725,373
First Financial Bankshares Inc.	20,571	1,164,318
ServisFirst Bancshares Inc.	13,756	581,191
Texas Capital Bancshares Inc.(a)	15,111	1,372,079

		5,286,997
BEVERAGES — 0.3%
MGP Ingredients Inc.	3,838	314,985
National Beverage Corp.(a)	3,538	373,294

		688,279
BIOTECHNOLOGY — 12.0%
ACADIA Pharmaceuticals Inc.(a)(b)	30,032	453,183
Acceleron Pharma Inc.(a)	11,845	515,968
Agios Pharmaceuticals Inc.(a)	15,071	1,302,285
Amicus Therapeutics Inc.(a)(b)	57,334	834,210
Arena Pharmaceuticals Inc.(a)	14,979	578,040
Blueprint Medicines Corp.(a)	11,869	706,680
CRISPR Therapeutics AG(a)(b)	6,578	314,034
Emergent BioSolutions Inc.(a)	10,763	584,969
Enanta Pharmaceuticals Inc.(a)	4,402	429,283
Esperion Therapeutics Inc.(a)(b)	6,262	281,414
FibroGen Inc.(a)	23,629	1,490,990
Global Blood Therapeutics Inc.(a)	14,977	626,039
Halozyme Therapeutics Inc.(a)	40,729	737,195
Heron Therapeutics Inc.(a)	19,261	721,324
Insmed Inc.(a)(b)	23,313	579,794
Intercept Pharmaceuticals Inc.(a)(b)	6,358	579,468
Intrexon Corp.(a)(b)	20,400	299,064
Ironwood Pharmaceuticals Inc.(a)	41,963	809,047
Ligand Pharmaceuticals Inc.(a)	6,486	1,416,088
Loxo Oncology Inc.(a)	6,679	1,119,334
Madrigal Pharmaceuticals Inc.(a)	2,504	643,603
Momenta Pharmaceuticals Inc.(a)	23,603	698,649
Myriad Genetics Inc.(a)	21,266	930,387
Portola Pharmaceuticals Inc.(a)(b)	20,024	716,859
Puma Biotechnology Inc.(a)(b)	9,328	449,143
Repligen Corp.(a)(b)	11,448	553,282
Sarepta Therapeutics Inc.(a)	18,739	2,178,221
Spark Therapeutics Inc.(a)(b)	9,623	738,277
Spectrum Pharmaceuticals Inc.(a)	28,489	606,531
TESARO Inc.(a)(b)	11,693	407,267
Ultragenyx Pharmaceutical Inc.(a)	14,081	1,113,948
Xencor Inc.(a)	14,235	529,827

		23,944,403
BUILDING PRODUCTS — 1.6%
AAON Inc.	12,278	463,495
American Woodmark Corp.(a)	4,302	359,002
Simpson Manufacturing Co. Inc.	12,540	914,918

Security	Shares	Value
Trex Co. Inc.(a)	17,907	$1,392,090

		3,129,505
CAPITAL MARKETS — 0.5%
Morningstar Inc.	5,562	734,184
WisdomTree Investments Inc.	32,964	288,105

		1,022,289
CHEMICALS — 1.6%
Balchem Corp.	9,767	979,532
Ingevity Corp.(a)	12,804	1,276,175
PQ Group Holdings Inc.(a)(b)	8,673	156,287
Quaker Chemical Corp.(b)	4,053	719,570

		3,131,564
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Advanced Disposal Services Inc.(a)	12,632	310,747
Cimpress NV(a)(b)	8,690	1,269,349
Clean Harbors Inc.(a)	15,555	885,546
Healthcare Services Group Inc.	22,424	902,790
Mobile Mini Inc.	13,576	579,017
MSA Safety Inc.	10,373	1,046,428

		4,993,877
COMMUNICATIONS EQUIPMENT — 0.9%
InterDigital Inc./PA	10,570	871,496
Lumentum Holdings Inc.(a)(b)	19,135	999,804

		1,871,300
CONSTRUCTION MATERIALS — 0.4%
Summit Materials Inc., Class A(a)	33,916	851,292

CONSUMER FINANCE — 1.1%
FirstCash Inc.	13,815	1,121,778
Green Dot Corp., Class A(a)	14,216	1,127,613

		2,249,391
DIVERSIFIED CONSUMER SERVICES — 1.2%
Chegg Inc.(a)(b)	25,587	708,760
Sotheby’s(a)	11,192	594,407
Weight Watchers International Inc. (a)(b)	11,291	1,010,883

		2,314,050
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Cogent Communications Holdings Inc.	12,674	658,414

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Coherent Inc.(a)	7,566	1,195,882
Dolby Laboratories Inc., Class A	18,993	1,224,099
II-VI Inc.(a)	16,743	656,325
Itron Inc.(a)	10,494	642,233
Littelfuse Inc.	7,595	1,646,748
Methode Electronics Inc.	11,223	440,503
Novanta Inc.(a)(b)	9,816	612,028
Rogers Corp.(a)	5,587	651,276

		7,069,094
ENERGY EQUIPMENT & SERVICES — 1.0%
Keane Group Inc.(a)	16,073	226,790
Oil States International Inc.(a)	18,239	636,541
Patterson-UTI Energy Inc.	67,475	1,160,570

		2,023,901
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.3%
Acadia Realty Trust	24,820	672,126
Alexander & Baldwin Inc.	20,591	493,155
CoreSite Realty Corp.	10,481	1,174,920

68

Consolidated Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Corporate Office Properties Trust	31,072	$924,081
First Industrial Realty Trust Inc.	38,135	1,241,294
Physicians Realty Trust(b)	55,366	872,568
QTS Realty Trust Inc., Class A(b)	15,521	663,523
Rexford Industrial Realty Inc.	24,664	755,705
Spirit Realty Capital Inc.	130,366	1,091,163
Terreno Realty Corp.	17,035	628,762

		8,517,297
FOOD & STAPLES RETAILING — 0.7%
PriceSmart Inc.	6,942	567,509
Sprouts Farmers Market Inc.(a)(b)	37,301	801,598

		1,369,107
FOOD PRODUCTS — 0.2%
Calavo Growers Inc.	4,809	444,832

HEALTH CARE EQUIPMENT & SUPPLIES — 7.1%
Cantel Medical Corp.	10,785	999,877
CONMED Corp.	7,602	562,548
Globus Medical Inc., Class A(a)	22,295	1,147,747
Inogen Inc.(a)	5,294	1,054,829
Integra LifeSciences Holdings Corp. (a)(b)	21,459	1,337,539
LivaNova PLC(a)	13,261	1,460,434
Merit Medical Systems Inc.(a)	15,336	832,745
Neogen Corp.(a)	15,692	1,293,021
Nevro Corp.(a)	8,582	482,823
Novocure Ltd.(a)	20,969	712,946
NuVasive Inc.(a)(b)	15,594	905,232
NxStage Medical Inc.(a)	20,254	568,530
Penumbra Inc.(a)(b)	9,172	1,304,717
Quidel Corp.(a)	9,799	664,960
Wright Medical Group NV(a)(b)	32,237	819,787

		14,147,735
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Amedisys Inc.(a)(b)	8,704	814,956
AMN Healthcare Services Inc.(a)	14,558	880,759
Diplomat Pharmacy Inc.(a)(b)	14,613	303,658
HealthEquity Inc.(a)	15,977	1,206,263
LHC Group Inc.(a)	8,890	765,251

		3,970,887
HEALTH CARE TECHNOLOGY — 2.1%
Cotiviti Holdings Inc.(a)	11,598	517,735
HMS Holdings Corp.(a)	25,332	606,195
Medidata Solutions Inc.(a)	18,016	1,338,769
Omnicell Inc.(a)(b)	11,827	703,706
Teladoc Inc.(a)(b)	16,118	964,662

		4,131,067
HOTELS, RESTAURANTS & LEISURE — 4.9%
Choice Hotels International Inc.	11,031	856,006
Churchill Downs Inc.	3,459	989,101
Eldorado Resorts Inc.(a)(b)	18,328	785,355
Hilton Grand Vacations Inc.(a)	29,454	1,018,814
Hyatt Hotels Corp., Class A	14,069	1,100,618
Jack in the Box Inc.	8,651	728,760
Marriott Vacations Worldwide Corp.	7,192	856,639
Planet Fitness Inc., Class A(a)	26,665	1,267,121
Texas Roadhouse Inc.	19,986	1,255,920
Wendy’s Co. (The)	54,577	910,344

		9,768,678

Security	Shares	Value
HOUSEHOLD DURABLES — 1.2%
Cavco Industries Inc.(a)(b)	2,588	$549,821
Installed Building Products Inc.(a)(b)	6,324	345,290
iRobot Corp.(a)(b)	8,458	670,297
TopBuild Corp.(a)(b)	10,847	805,715

		2,371,123
HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co.	4,232	677,755

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
Ormat Technologies Inc.	10,961	594,634
Pattern Energy Group Inc., Class A	26,812	497,899

		1,092,533
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Groupon Inc.(a)(b)	122,067	571,273
Shutterfly Inc.(a)	10,087	829,757
Wayfair Inc., Class A(a)(b)	13,166	1,432,724

		2,833,754
INTERNET SOFTWARE & SERVICES — 8.6%
2U Inc.(a)	17,259	1,305,816
Alarm.com Holdings Inc.(a)(b)	7,600	325,812
Box Inc., Class A(a)	39,184	938,849
Cision Ltd.(a)	16,662	251,263
Cloudera Inc.(a)(b)	26,202	350,845
Cornerstone OnDemand Inc.(a)(b)	15,971	788,967
Coupa Software Inc.(a)(b)	8,455	518,376
Dropbox Inc., Class A(a)	14,121	378,019
Envestnet Inc.(a)(b)	13,755	806,043
Etsy Inc.(a)	33,074	1,351,404
Five9 Inc.(a)	16,677	531,996
GTT Communications Inc.(a)(b)	10,268	456,413
Match Group Inc.(a)(b)	19,160	692,059
Mimecast Ltd.(a)(b)	9,706	348,542
MINDBODY Inc., Class A(a)(b)	9,078	339,063
New Relic Inc.(a)	13,112	1,281,042
Okta Inc.(a)	22,827	1,133,361
Pandora Media Inc.(a)(b)	77,634	523,253
Q2 Holdings Inc.(a)	10,334	611,256
Shutterstock Inc.(a)(b)	5,611	258,499
Stamps.com Inc.(a)(b)	5,071	1,323,531
Trade Desk Inc. (The), Class A(a)	6,989	589,313
Twilio Inc., Class A(a)	21,857	1,265,302
Yelp Inc.(a)	23,413	863,471

		17,232,495
IT SERVICES — 1.5%
Acxiom Corp.(a)	23,442	950,339
Euronet Worldwide Inc.(a)	15,600	1,434,264
ExlService Holdings Inc.(a)	10,467	624,252

		3,008,855
LEISURE PRODUCTS — 0.3%
Callaway Golf Co.	28,762	553,381

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Cambrex Corp.(a)(b)	10,026	626,625
Syneos Health Inc.(a)	16,884	831,959

		1,458,584
MACHINERY — 2.9%
Albany International Corp., Class A	8,833	584,303
Chart Industries Inc.(a)	9,422	735,764
ESCO Technologies Inc.(b)	7,888	491,028

69

Consolidated Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Evoqua Water Technologies Corp.(a)	17,345	$370,142
John Bean Technologies Corp.(b)	9,654	1,067,732
Proto Labs Inc.(a)	7,620	949,833
RBC Bearings Inc.(a)	7,389	1,074,213
Sun Hydraulics Corp.(b)	8,757	455,890

		5,728,905
MEDIA — 1.9%
IMAX Corp.(a)	16,841	372,186
Madison Square Garden Co. (The), Class A(a)	5,064	1,580,880
New York Times Co. (The), Class A	38,930	965,464
World Wrestling Entertainment Inc., Class A	12,167	962,531

		3,881,061
METALS & MINING — 0.4%
Carpenter Technology Corp.	14,276	781,897

MULTILINE RETAIL — 0.5%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	15,173	1,054,523

OIL, GAS & CONSUMABLE FUELS — 3.8%
Callon Petroleum Co.(a)(b)	68,201	733,843
CNX Resources Corp.(a)	59,661	971,281
Extraction Oil & Gas Inc.(a)(b)	38,533	582,619
Jagged Peak Energy Inc.(a)(b)	9,649	137,981
Kosmos Energy Ltd.(a)	71,191	539,628
Matador Resources Co.(a)(b)	31,476	1,054,446
PDC Energy Inc.(a)	20,098	1,265,772
Range Resources Corp.	68,995	1,064,593
SRC Energy Inc.(a)(b)	73,634	833,537
Tellurian Inc.(a)	28,568	223,116
WildHorse Resource Development Corp.(a)	6,505	142,654

		7,549,470
PERSONAL PRODUCTS — 0.4%
Inter Parfums Inc.	5,222	314,364
USANA Health Sciences Inc.(a)	3,460	457,585

		771,949
PHARMACEUTICALS — 1.5%
Aerie Pharmaceuticals Inc.(a)(b)	12,015	811,613
Medicines Co. (The)(a)(b)	19,706	782,919
MyoKardia Inc.(a)(b)	10,021	575,206
Supernus Pharmaceuticals Inc.(a)(b)	15,757	834,333

		3,004,071
PROFESSIONAL SERVICES — 2.8%
ASGN Inc.(a)	14,956	1,350,527
Exponent Inc.	15,822	773,696
Insperity Inc.	11,373	1,081,572
Korn/Ferry International	17,195	1,134,526
TriNet Group Inc.(a)	12,616	679,372
WageWorks Inc.(a)(b)	12,058	636,662

		5,656,355
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Kennedy-Wilson Holdings Inc.	38,913	813,282
Redfin Corp.(a)(b)	2,990	73,255

		886,537
ROAD & RAIL — 0.9%
Heartland Express Inc.(b)	14,980	287,466
Landstar System Inc.	12,797	1,422,387

		1,709,853
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.3%
Ambarella Inc.(a)(b)	10,201	399,675

Security	Shares	Value
Brooks Automation Inc.	21,459	$656,216
Cabot Microelectronics Corp.	7,813	941,076
Cirrus Logic Inc.(a)(b)	18,550	802,473
Cree Inc.(a)(b)	30,575	1,441,611
Entegris Inc.	43,118	1,515,598
Integrated Device Technology Inc.(a)	39,323	1,353,891
MaxLinear Inc.(a)(b)	18,798	325,393
Mellanox Technologies Ltd.(a)(b)	13,953	1,095,311
Power Integrations Inc.	8,999	643,429
Rambus Inc.(a)	32,739	404,654
Silicon Laboratories Inc.(a)(b)	13,151	1,252,633
SolarEdge Technologies Inc.(a)(b)	11,509	612,854
Universal Display Corp.	12,748	1,227,632

		12,672,446
SOFTWARE — 7.7%
8x8 Inc.(a)	28,298	564,545
ACI Worldwide Inc.(a)(b)	35,417	915,175
Blackline Inc.(a)	11,725	500,657
CommVault Systems Inc.(a)	12,867	835,068
Ebix Inc.	6,711	532,518
Ellie Mae Inc.(a)(b)	10,449	1,036,750
FireEye Inc.(a)(b)	55,466	861,387
HubSpot Inc.(a)(b)	10,866	1,348,471
Imperva Inc.(a)	9,826	454,453
Manhattan Associates Inc.(a)	20,327	978,135
Paylocity Holding Corp.(a)(b)	8,312	482,096
Qualys Inc.(a)(b)	9,960	867,516
RealPage Inc.(a)(b)	21,713	1,196,386
RingCentral Inc., Class A(a)	20,323	1,498,821
SailPoint Technologies Holding Inc.(a)	13,484	324,830
Varonis Systems Inc.(a)(b)	6,218	371,681
Zendesk Inc.(a)(b)	31,806	1,732,473
Zynga Inc., Class A(a)	234,422	888,459

		15,389,421
SPECIALTY RETAIL — 1.5%
At Home Group Inc.(a)(b)	7,883	285,917
Five Below Inc.(a)	16,919	1,643,850
Monro Inc.	9,996	674,230
National Vision Holdings Inc.(a)(b)	10,085	410,056

		3,014,053
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Pure Storage Inc., Class A(a)(b)	36,404	788,511

THRIFTS & MORTGAGE FINANCE — 0.3%
LendingTree Inc.(a)(b)	2,395	571,926

TRADING COMPANIES & DISTRIBUTORS —1.0%
Beacon Roofing Supply Inc.(a)(b)	20,712	871,561
SiteOne Landscape Supply Inc.(a)(b)	12,229	1,090,338

		1,961,899
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	14,180	467,940
U.S. Cellular Corp.(a)	4,306	147,954

		615,894

TOTAL COMMON STOCKS — 100.0%
(Cost: $163,716,653)		199,743,345

70

Consolidated Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	35,658,165	$35,668,863
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	143,073	143,073

		35,811,936

TOTAL SHORT-TERM INVESTMENTS — 17.9%
(Cost: $35,803,066)		35,811,936

TOTAL INVESTMENTS IN SECURITIES — 117.9%
(Cost: $199,519,719)		235,555,281
Other Assets, Less Liabilities — (17.9)%		(35,745,880)

NET ASSETS — 100.0%		$199,809,401

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

71

Consolidated Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,493,817	1,164,348	35,658,165	$35,668,863	$40,896	(a)	$1,555	$5,955
BlackRock Cash Funds: Treasury, SL Agency Shares	178,468	(35,395)	143,073	143,073	799		—	—

				$35,811,936	$41,695		$1,555	$5,955

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$199,743,345	$—	$—	$199,743,345
Money Market Funds	35,811,936	—	—	35,811,936

	$235,555,281	$—	$—	$235,555,281

72

Schedule of Investments (Unaudited)	iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 0.4%
Esterline Technologies Corp.(a)	18,661	$1,591,783

AIR FREIGHT & LOGISTICS — 0.3%
Atlas Air Worldwide Holdings Inc.(a)	18,420	1,235,061

AIRLINES — 1.3%
Hawaiian Holdings Inc.	36,586	1,467,099
SkyWest Inc.	37,618	2,253,318
Spirit Airlines Inc.(a)(b)	49,336	2,143,156

		5,863,573
AUTO COMPONENTS — 1.5%
American Axle & Manufacturing Holdings Inc.(a)	71,610	1,197,319
Cooper-Standard Holdings Inc.(a)	11,758	1,584,978
Dana Inc.	104,829	2,238,099
Tenneco Inc.	37,184	1,714,183

		6,734,579
BANKS — 13.2%
Associated Banc-Corp.	121,843	3,289,761
BancorpSouth Bank	59,296	1,950,838
Bank of Hawaii Corp.	30,452	2,451,081
Banner Corp.	23,310	1,467,831
Berkshire Hills Bancorp. Inc.	26,513	1,076,428
Cathay General Bancorp.	55,029	2,288,656
Chemical Financial Corp.	51,409	2,920,031
First BanCorp./Puerto Rico(a)	130,991	1,076,746
First Busey Corp.	30,195	957,785
First Hawaiian Inc.	51,492	1,455,164
First Midwest Bancorp. Inc.	74,507	1,987,102
FNB Corp./PA	233,366	2,994,086
Fulton Financial Corp.	127,031	2,203,988
Hancock Whitney Corp.	61,457	3,088,214
Hilltop Holdings Inc.	53,994	1,123,075
Hope Bancorp. Inc.	93,075	1,561,799
IBERIABANK Corp.	40,821	3,392,225
International Bancshares Corp.	39,192	1,742,084
NBT Bancorp. Inc.	31,441	1,265,186
Old National Bancorp./IN	96,794	1,882,643
Park National Corp.	9,372	1,026,421
Popular Inc.	73,707	3,658,078
Simmons First National Corp., Class A	56,681	1,689,094
TCF Financial Corp.	121,242	3,044,387
Trustmark Corp.	49,008	1,724,592
United Bankshares Inc./WV	75,764	2,799,480
Valley National Bancorp.	190,931	2,224,346
WesBanco Inc.	33,677	1,645,795
Westamerica Bancorp.	19,187	1,151,604

		59,138,520
BUILDING PRODUCTS — 0.3%
JELD-WEN Holding Inc.(a)(b)	49,085	1,346,892

CAPITAL MARKETS — 1.4%
Artisan Partners Asset Management Inc., Class A	34,979	1,205,027
Federated Investors Inc., Class B	68,806	1,665,105
Legg Mason Inc.	61,769	2,108,176
Waddell & Reed Financial Inc., Class A	59,114	1,224,251

		6,202,559
CHEMICALS — 2.9%
Ashland Global Holdings Inc.	44,967	3,692,240

Security	Shares	Value
Cabot Corp.	44,547	$2,944,557
Kronos Worldwide Inc.	16,192	368,206
Platform Specialty Products Corp.(a)	156,309	1,931,979
Stepan Co.	14,359	1,257,561
Trinseo SA	31,114	2,324,216
Venator Materials PLC(a)	34,496	504,332

		13,023,091
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Deluxe Corp.	34,477	2,031,730
HNI Corp.	31,368	1,357,293
Pitney Bowes Inc.	135,148	1,179,842

		4,568,865
COMMUNICATIONS EQUIPMENT — 0.3%
EchoStar Corp., Class A(a)	34,995	1,574,425

CONSTRUCTION & ENGINEERING — 0.5%
KBR Inc.	101,720	2,032,366

CONSUMER FINANCE — 0.9%
Navient Corp.	190,642	2,518,381
OneMain Holdings Inc.(a)	51,993	1,728,767

		4,247,148
CONTAINERS & PACKAGING — 1.4%
Bemis Co. Inc.	65,558	3,009,768
Greif Inc., Class A, NVS	18,679	1,017,072
Owens-Illinois Inc.(a)	116,505	2,176,313

		6,203,153
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education Inc.(a)	43,531	2,374,616
Graham Holdings Co., Class B	3,171	1,772,589

		4,147,205
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Cannae Holdings Inc.(a)	46,975	857,294

ELECTRIC UTILITIES — 3.2%
ALLETE Inc.	36,946	2,864,423
El Paso Electric Co.	29,303	1,825,577
Hawaiian Electric Industries Inc.	78,417	2,757,926
MGE Energy Inc.	24,982	1,598,848
PNM Resources Inc.	57,388	2,258,218
Portland General Electric Co.	64,277	2,915,605

		14,220,597
ELECTRICAL EQUIPMENT — 0.6%
Regal Beloit Corp.	31,693	2,724,013

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Anixter International Inc.(a)	20,957	1,527,765
AVX Corp.	32,786	681,293
Belden Inc.(b)	29,381	1,902,420
Plexus Corp.(a)	23,852	1,417,286
Sanmina Corp.(a)	49,614	1,443,767
Tech Data Corp.(a)	25,114	2,094,759
TTM Technologies Inc.(a)(b)	67,088	1,164,648
Vishay Intertechnology Inc.	95,204	2,380,100

		12,612,038
ENERGY EQUIPMENT & SERVICES — 3.2%
Diamond Offshore Drilling Inc.(a)	46,544	893,645
Ensco PLC, Class A(b)	315,932	2,347,375
Frank’s International NV	46,026	387,999
McDermott International Inc.(a)(b)	129,545	2,333,105

73

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Nabors Industries Ltd.	254,812	$1,523,776
Oceaneering International Inc.	71,220	1,948,579
Rowan Companies PLC, Class A(a)	82,297	1,191,661
U.S. Silica Holdings Inc.	56,367	1,519,654
Weatherford International PLC(a)(b)	718,254	2,434,881

		14,580,675
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.5%
Apple Hospitality REIT Inc.	156,023	2,806,854
Chesapeake Lodging Trust	43,510	1,393,190
Colony Capital Inc.	357,499	2,202,194
Columbia Property Trust Inc.	85,723	1,987,059
CoreCivic Inc.	85,681	2,196,861
DDR Corp.	110,818	1,518,207
DiamondRock Hospitality Co.	144,707	1,724,907
EPR Properties(b)	46,593	3,097,969
GEO Group Inc. (The)	88,651	2,294,288
Hospitality Properties Trust	118,429	3,347,988
LaSalle Hotel Properties(b)	79,542	2,757,721
Lexington Realty Trust	156,109	1,372,198
LTC Properties Inc.	28,557	1,204,249
Mack-Cali Realty Corp.	64,952	1,264,615
Outfront Media Inc.	100,278	2,130,907
Piedmont Office Realty Trust Inc., Class A	92,636	1,832,340
Retail Properties of America Inc., Class A	158,642	1,990,957
Sabra Health Care REIT Inc.	128,469	2,776,215
Select Income REIT	46,430	968,066
Senior Housing Properties Trust	171,235	3,054,832
Summit Hotel Properties Inc.	75,449	1,067,603
Sunstone Hotel Investors Inc.	162,577	2,645,128
Tanger Factory Outlet Centers Inc.(b)	68,056	1,623,136
Weingarten Realty Investors	85,865	2,594,840
Xenia Hotels & Resorts Inc.	77,222	1,883,445

		51,735,769
FOOD & STAPLES RETAILING — 0.6%
Rite Aid Corp.(a)(b)	772,312	1,552,347
United Natural Foods Inc.(a)(b)	36,453	1,173,787

		2,726,134
FOOD PRODUCTS — 2.4%
B&G Foods Inc.(b)	48,162	1,512,287
Darling Ingredients Inc.(a)	118,648	2,383,638
Flowers Foods Inc.	133,659	2,726,644
Fresh Del Monte Produce Inc.	24,239	879,876
Sanderson Farms Inc.	14,533	1,465,362
TreeHouse Foods Inc.(a)(b)	40,739	1,934,695

		10,902,502
GAS UTILITIES — 1.5%
Northwest Natural Gas Co.	20,742	1,351,341
Southwest Gas Holdings Inc.	34,839	2,724,410
Spire Inc.	36,286	2,598,078

		6,673,829
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Avanos Medical Inc.(a)	33,874	1,869,845

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Brookdale Senior Living Inc.(a)(b)	135,164	1,296,223
LifePoint Health Inc.(a)	28,056	1,818,029
Magellan Health Inc.(a)	17,747	1,291,094
MEDNAX Inc.(a)	68,093	2,913,699

Security	Shares	Value
Patterson Companies Inc.	58,636	$1,437,755

		8,756,800
HOTELS, RESTAURANTS & LEISURE — 1.7%
Brinker International Inc.	31,713	1,495,902
Extended Stay America Inc.	138,603	2,950,858
Penn National Gaming Inc.(a)	39,883	1,278,250
Scientific Games Corp./DE, Class A(a)(b)	38,577	1,853,625

		7,578,635
HOUSEHOLD DURABLES — 1.5%
MDC Holdings Inc.	32,412	941,244
Meritage Homes Corp.(a)	27,531	1,187,963
Taylor Morrison Home Corp., Class A(a)	80,472	1,571,618
TRI Pointe Group Inc.(a)(b)	109,810	1,556,008
Tupperware Brands Corp.	36,966	1,357,022

		6,613,855
HOUSEHOLD PRODUCTS — 0.7%
Spectrum Brands Holdings Inc.(a)	33,869	2,959,134

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
NRG Yield Inc., Class A	25,268	466,953
NRG Yield Inc., Class C	47,087	875,818

		1,342,771
INSURANCE — 5.2%
American Equity Investment Life Holding Co.	64,923	2,319,699
American National Insurance Co.	6,247	805,800
AmTrust Financial Services Inc.	68,190	987,391
Argo Group International Holdings Ltd.	24,512	1,533,226
Aspen Insurance Holdings Ltd.	43,013	1,739,876
Assured Guaranty Ltd.	80,968	3,151,274
CNO Financial Group Inc.	120,596	2,454,129
Employers Holdings Inc.	23,606	1,096,499
Genworth Financial Inc., Class A(a)	360,939	1,660,319
Hanover Insurance Group Inc. (The)	30,653	3,844,499
Selective Insurance Group Inc.	42,327	2,531,155
Third Point Reinsurance Ltd.(a)	59,668	751,817
WMIH Corp.(a)	266,832	362,891

		23,238,575
IT SERVICES — 1.6%
Conduent Inc.(a)	142,588	2,560,880
Convergys Corp.	66,153	1,627,364
Syntel Inc.(a)	28,099	1,140,538
Travelport Worldwide Ltd.	91,104	1,721,866

		7,050,648
LEISURE PRODUCTS — 0.2%
Acushnet Holdings Corp.	29,618	715,867

MACHINERY — 3.1%
Colfax Corp.(a)(b)	71,398	2,306,155
Harsco Corp.(a)	58,062	1,471,872
Kennametal Inc.	58,999	2,298,601
Meritor Inc.(a)	63,313	1,304,248
Navistar International Corp.(a)	47,078	2,027,649
Rexnord Corp.(a)	75,074	2,270,238
Timken Co. (The)	49,206	2,423,396

		14,102,159
MEDIA — 1.5%
AMC Networks Inc., Class A(a)(b)	33,129	1,997,347
Meredith Corp.	28,752	1,528,169
Sinclair Broadcast Group Inc., Class A	55,340	1,427,772
TEGNA Inc.	155,889	1,719,456

		6,672,744

74

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
METALS & MINING — 1.4%
AK Steel Holding Corp.(a)(b)	227,208	$1,051,973
Cleveland-Cliffs Inc.(a)(b)	215,225	2,322,278
Compass Minerals International Inc.	24,476	1,660,697
Hecla Mining Co.	342,107	1,094,742

		6,129,690
MORTGAGE REAL ESTATE INVESTMENT — 2.9%
Apollo Commercial Real Estate Finance Inc.(b)	80,957	1,545,469
Blackstone Mortgage Trust Inc., Class A(b)	78,112	2,588,632
Chimera Investment Corp.	134,706	2,572,885
Invesco Mortgage Capital Inc.	80,773	1,340,024
MFA Financial Inc.	287,099	2,311,147
Two Harbors Investment Corp.	178,593	2,768,191

		13,126,348
MULTI-UTILITIES — 1.5%
Avista Corp.	47,313	2,393,091
Black Hills Corp.	38,611	2,315,502
NorthWestern Corp.	35,645	2,114,818

		6,823,411
MULTILINE RETAIL — 0.5%
Big Lots Inc.	30,397	1,320,142
Dillard’s Inc., Class A(b)	14,285	1,146,657

		2,466,799
OIL, GAS & CONSUMABLE FUELS — 5.3%
Arch Coal Inc., Class A	14,923	1,262,337
Chesapeake Energy Corp.(a)	657,050	3,101,276
CVR Energy Inc.(b)	11,430	449,085
Delek U.S. Holdings Inc.	54,488	2,905,300
Gulfport Energy Corp.(a)	112,624	1,296,302
Oasis Petroleum Inc.(a)	192,067	2,347,059
Peabody Energy Corp.	73,252	3,112,477
QEP Resources Inc.(a)	171,810	1,785,106
SemGroup Corp., Class A	47,836	1,203,075
Southwestern Energy Co.(a)(b)	369,266	1,898,027
Whiting Petroleum Corp.(a)	65,522	3,253,167
World Fuel Services Corp.	48,789	1,357,798

		23,971,009
PAPER & FOREST PRODUCTS — 1.6%
Domtar Corp.	45,413	2,189,815
KapStone Paper and Packaging Corp.	63,409	2,205,365
Louisiana-Pacific Corp.	104,614	2,816,209

		7,211,389
PERSONAL PRODUCTS — 1.1%
Edgewell Personal Care Co.(a)	38,911	2,095,746
Nu Skin Enterprises Inc., Class A	40,074	2,919,391

		5,015,137
PROFESSIONAL SERVICES — 0.7%
Dun & Bradstreet Corp. (The)	26,723	3,364,158

ROAD & RAIL — 0.9%
Hertz Global Holdings Inc.(a)	60,567	922,435
Ryder System Inc.	38,253	2,995,210

		3,917,645
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Amkor Technology Inc.(a)	91,457	793,847

Security	Shares	Value
SOFTWARE — 1.7%
Avaya Holdings Corp.(a)(b)	75,425	$1,552,247
Nuance Communications Inc.(a)	195,856	2,892,793
TiVo Corp.	88,607	1,076,575
Verint Systems Inc.(a)	46,119	2,070,743

		7,592,358
SPECIALTY RETAIL — 6.0%
American Eagle Outfitters Inc.	120,903	3,044,338
AutoNation Inc.(a)	42,550	2,064,952
Bed Bath & Beyond Inc.	101,293	1,897,218
Dick’s Sporting Goods Inc.	56,321	1,922,799
DSW Inc., Class A	52,222	1,432,972
GameStop Corp., Class A	73,408	1,057,809
Group 1 Automotive Inc.	14,176	992,178
Michaels Companies Inc. (The)(a)(b)	80,298	1,638,882
Murphy USA Inc.(a)(b)	22,343	1,770,459
Party City Holdco Inc.(a)	18,545	292,084
Penske Automotive Group Inc.	25,865	1,350,153
Sally Beauty Holdings Inc.(a)(b)	88,311	1,456,248
Signet Jewelers Ltd.	42,520	2,455,105
Urban Outfitters Inc.(a)	57,948	2,572,891
Williams-Sonoma Inc.	55,172	3,227,010

		27,175,098
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
NCR Corp.(a)(b)	85,505	2,387,300

TEXTILES, APPAREL & LUXURY GOODS —0.5%
Deckers Outdoor Corp.(a)(b)	21,941	2,475,603

THRIFTS & MORTGAGE FINANCE — 2.6%
Capitol Federal Financial Inc.	99,612	1,301,929
Flagstar Bancorp. Inc.(a)	21,210	722,201
MGIC Investment Corp.(a)	267,592	3,339,548
Provident Financial Services Inc.	43,943	1,122,304
Radian Group Inc.	154,655	2,961,643
Washington Federal Inc.	61,057	2,048,462

		11,496,087
TRADING COMPANIES & DISTRIBUTORS —1.1%
Aircastle Ltd.	39,745	823,914
GATX Corp.	27,249	2,243,682
WESCO International Inc.(a)	33,924	2,069,364

		5,136,960
TRANSPORTATION INFRASTRUCTURE —0.6%
Macquarie Infrastructure Corp.	57,623	2,616,660

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems Inc.	67,116	1,694,679

TOTAL COMMON STOCKS — 99.9% (Cost: $413,730,853)		449,237,282

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	37,143,738	37,154,881

75

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	481,169	$481,169

		37,636,050

TOTAL SHORT-TERM INVESTMENTS — 8.4% (Cost: $37,626,722)		37,636,050

TOTAL INVESTMENTS IN SECURITIES — 108.3%
(Cost: $451,357,575)		486,873,332
Other Assets, Less Liabilities — (8.3)%		(37,506,570)

NET ASSETS — 100.0%		$449,366,762

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

76

Schedule of Investments (Unaudited) (Continued)	iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,562,106	2,581,632	37,143,738	$37,154,881	$56,281	(a)	$1,251	$6,201
BlackRock Cash Funds: Treasury, SL Agency Shares	415,787	65,382	481,169	481,169	2,245		—	—

				$37,636,050	$58,526		$1,251	$6,201

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$449,237,282	$—	$—	$449,237,282
Money Market Funds	37,636,050	—	—	37,636,050

	$486,873,332	$—	$—	$486,873,332

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

77

Schedule of Investments (Unaudited)	iSHARES® MSCI KLD 400 SOCIAL ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 0.1%
Spirit AeroSystems Holdings Inc., Class A	11,433	$1,066,127
Wesco Aircraft Holdings Inc.(a)(b)	5,969	71,330

		1,137,457
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide Inc.	13,873	1,279,507
Echo Global Logistics Inc.(a)	2,759	95,048
Expeditors International of Washington Inc.	17,571	1,338,383
United Parcel Service Inc., Class B	68,462	8,207,909

		10,920,847
AIRLINES — 0.2%
Delta Air Lines Inc.	17,644	960,186
Southwest Airlines Co.	14,605	849,427

		1,809,613
AUTO COMPONENTS — 0.2%
Autoliv Inc.	8,690	890,377
BorgWarner Inc.	20,856	959,793

		1,850,170
AUTOMOBILES — 0.4%
Harley-Davidson Inc.	16,605	712,188
Tesla Inc.(a)(b)	12,600	3,756,564

		4,468,752
BANKS — 2.0%
Bank of Hawaii Corp.	4,201	338,138
Cathay General Bancorp.	7,588	315,585
CIT Group Inc.	11,449	605,996
Citizens Financial Group Inc.	48,527	1,930,404
Comerica Inc.	17,204	1,667,756
First Republic Bank/CA	16,104	1,592,041
Heartland Financial USA Inc.	2,765	162,444
International Bancshares Corp.	5,555	246,920
KeyCorp	105,601	2,203,893
M&T Bank Corp.	14,199	2,461,397
Old National Bancorp./IN	13,398	260,591
People’s United Financial Inc.	34,669	632,016
PNC Financial Services Group Inc. (The)(c)	47,048	6,813,962
Regions Financial Corp.	111,779	2,080,207
Signature Bank/New York NY	5,427	595,396
SVB Financial Group(a)	5,237	1,612,367
Umpqua Holdings Corp.	21,760	463,488

		23,982,601
BEVERAGES — 1.6%
Coca-Cola Co. (The)	403,112	18,797,112

BIOTECHNOLOGY — 4.9%
AbbVie Inc.	150,850	13,912,896
Amgen Inc.	67,024	13,173,567
Biogen Inc.(a)	21,044	7,036,482
BioMarin Pharmaceutical Inc.(a)	17,456	1,755,375
Celgene Corp.(a)	74,818	6,740,354
Gilead Sciences Inc.	130,303	10,141,482
TESARO Inc.(a)	3,755	130,787
Vertex Pharmaceuticals Inc.(a)	25,256	4,421,063

		57,312,006
BUILDING PRODUCTS — 0.8%
Allegion PLC	9,385	765,253
AO Smith Corp.	14,485	862,292
Builders FirstSource Inc.(a)	11,489	205,998

Security	Shares	Value
Fortune Brands Home & Security Inc.	15,014	$870,812
Johnson Controls International PLC	92,161	3,456,959
Lennox International Inc.	3,710	805,367
Masco Corp.	31,117	1,254,948
Owens Corning	11,167	694,811

		8,916,440
CAPITAL MARKETS — 4.0%
Ameriprise Financial Inc.	14,568	2,122,121
Bank of New York Mellon Corp. (The)	100,437	5,370,366
BlackRock Inc.(c)	11,992	6,029,098
Charles Schwab Corp. (The)	120,539	6,154,721
CME Group Inc.	33,848	5,385,894
FactSet Research Systems Inc.	3,870	779,263
Franklin Resources Inc.	32,770	1,124,666
Invesco Ltd.	40,670	1,097,683
Legg Mason Inc.	8,345	284,815
Moody’s Corp.	17,117	2,929,061
Northern Trust Corp.	21,412	2,338,619
S&P Global Inc.	25,257	5,062,513
State Street Corp.	36,576	3,230,027
T Rowe Price Group Inc.	24,339	2,898,288
TD Ameritrade Holding Corp.	28,239	1,613,859

		46,420,994
CHEMICALS — 2.0%
Air Products & Chemicals Inc.	21,781	3,575,787
Albemarle Corp.	11,042	1,040,156
Axalta Coating Systems Ltd.(a)	21,640	654,610
Ecolab Inc.	25,857	3,638,080
HB Fuller Co.	4,987	282,663
International Flavors & Fragrances Inc.	7,808	1,036,590
Minerals Technologies Inc.	3,487	263,617
Mosaic Co. (The)	36,541	1,100,250
PPG Industries Inc.	24,875	2,752,667
Praxair Inc.	28,564	4,784,470
Sherwin-Williams Co. (The)	8,420	3,710,947

		22,839,837
COMMERCIAL SERVICES & SUPPLIES — 0.2%
ACCO Brands Corp.	10,663	136,486
Copart Inc.(a)	20,699	1,187,916
Deluxe Corp.	4,771	281,155
Essendant Inc.	3,854	64,092
HNI Corp.	4,344	187,965
Interface Inc.	6,239	139,753
Knoll Inc.	4,745	107,000
RR Donnelley & Sons Co.	6,500	38,350
Steelcase Inc., Class A	8,661	119,089
Team Inc.(a)(b)	2,976	64,877
Tetra Tech Inc.	5,554	337,683

		2,664,366
COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems Inc.	479,193	20,265,072
CommScope Holding Co. Inc.(a)	18,787	603,250
F5 Networks Inc.(a)	6,173	1,057,929
Motorola Solutions Inc.	16,060	1,948,078
Plantronics Inc.	3,326	228,363

		24,102,692
CONSTRUCTION & ENGINEERING — 0.1%
EMCOR Group Inc.	5,846	449,849
Granite Construction Inc.	4,505	243,045
Quanta Services Inc.(a)	15,399	524,644

		1,217,538

78

Schedule of Investments (Unaudited) (Continued)	iSHARES® MSCI KLD 400 SOCIAL ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
CONSUMER FINANCE — 0.7%
Ally Financial Inc.	43,360	$1,160,314
American Express Co.	72,737	7,238,786

		8,399,100
CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	8,735	1,001,730
Ball Corp.	33,053	1,288,075
Sealed Air Corp.	16,523	728,169
Sonoco Products Co.	9,827	548,543
WestRock Co.	25,283	1,465,908

		5,032,425
DISTRIBUTORS — 0.1%
LKQ Corp.(a)	30,873	1,034,863
Pool Corp.	3,979	609,782

		1,644,645
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Voya Financial Inc.	16,975	857,577

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
CenturyLink Inc.	95,484	1,792,235
Cincinnati Bell Inc.(a)	3,583	47,833
Verizon Communications Inc.	410,605	21,203,642

		23,043,710
ELECTRIC UTILITIES — 0.2%
Alliant Energy Corp.	23,106	992,865
Eversource Energy	31,540	1,915,109

		2,907,974
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands Inc.	4,170	579,755
Eaton Corp. PLC	43,802	3,643,013
Rockwell Automation Inc.	12,722	2,386,138
Sensata Technologies Holding PLC(a)	16,927	920,321

		7,529,227
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Cognex Corp.	17,355	915,997
Corning Inc.	85,359	2,832,212
Flex Ltd.(a)(b)	52,808	737,200
Itron Inc.(a)	3,433	210,100
TE Connectivity Ltd.	34,950	3,270,271
Trimble Inc.(a)	24,505	865,026

		8,830,806
ENERGY EQUIPMENT & SERVICES — 1.2%
Baker Hughes, a GE Co.	42,080	1,455,126
Core Laboratories NV	4,351	487,834
National Oilwell Varco Inc.	37,842	1,839,878
Schlumberger Ltd.	137,661	9,294,871
TechnipFMC PLC	44,259	1,440,631

		14,518,340
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
American Tower Corp.	43,853	6,500,769
AvalonBay Communities Inc.	13,743	2,430,450
Boston Properties Inc.	15,365	1,928,768
Corporate Office Properties Trust	10,003	297,489
Digital Realty Trust Inc.	20,443	2,482,189
Duke Realty Corp.	35,567	1,035,711
Equinix Inc.	7,882	3,462,405

Security	Shares	Value
Equity Residential	36,648	$2,397,879
Federal Realty Investment Trust	7,236	908,118
Forest City Realty Trust Inc., Class A	22,387	559,003
HCP Inc.	46,808	1,212,327
Host Hotels & Resorts Inc.	73,075	1,530,191
Iron Mountain Inc.	26,852	942,774
Liberty Property Trust	14,559	623,999
Macerich Co. (The)	10,433	616,173
PotlatchDeltic Corp.	5,863	274,095
Prologis Inc.	53,031	3,479,894
SBA Communications Corp.(a)	11,592	1,834,434
Simon Property Group Inc.	31,861	5,614,227
UDR Inc.	26,759	1,029,686
Vornado Realty Trust	17,021	1,224,150
Weyerhaeuser Co.	75,250	2,572,045

		42,956,776
FOOD & STAPLES RETAILING — 0.3%
Sysco Corp.	49,328	3,315,335
United Natural Foods Inc.(a)	4,994	160,807

		3,476,142
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	55,626	2,684,511
Bunge Ltd.	14,064	972,244
Campbell Soup Co.	18,022	737,100
Darling Ingredients Inc.(a)	16,282	327,105
General Mills Inc.	56,646	2,609,115
Hain Celestial Group Inc. (The)(a)	9,322	265,118
Hormel Foods Corp.	29,054	1,045,072
Ingredion Inc.	7,197	729,056
JM Smucker Co. (The)	11,319	1,257,767
Kellogg Co.	25,811	1,833,355
Kraft Heinz Co. (The)	60,619	3,652,295
McCormick & Co. Inc./MD, NVS	12,068	1,418,473
Mondelez International Inc., Class A	147,941	6,417,681

		23,948,892
GAS UTILITIES — 0.0%
New Jersey Resources Corp.	8,817	407,786
Northwest Natural Gas Co.	2,783	181,313

		589,099
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
ABIOMED Inc.(a)	4,190	1,485,481
Align Technology Inc.(a)	7,580	2,703,407
Becton Dickinson and Co.	26,482	6,630,298
Cooper Companies Inc. (The)	4,885	1,272,543
DENTSPLY SIRONA Inc.	22,933	1,103,307
Edwards Lifesciences Corp.(a)	20,901	2,977,347
Hologic Inc.(a)	27,562	1,182,685
IDEXX Laboratories Inc.(a)	8,678	2,125,503
ResMed Inc.	14,171	1,499,008
Varian Medical Systems Inc.(a)	9,055	1,045,400

		22,024,979
HEALTH CARE PROVIDERS & SERVICES — 2.0%
AmerisourceBergen Corp.	16,354	1,338,248
Cardinal Health Inc.	31,328	1,564,834
Centene Corp.(a)	20,093	2,618,721
Cigna Corp.	24,160	4,334,787
Envision Healthcare Corp.(a)	11,934	528,199
HCA Healthcare Inc.	27,864	3,461,545
Henry Schein Inc.(a)	15,328	1,217,196

79

Schedule of Investments (Unaudited) (Continued)	iSHARES® MSCI KLD 400 SOCIAL ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Humana Inc.	13,695	$4,302,695
Laboratory Corp. of America Holdings(a)	10,144	1,778,649
MEDNAX Inc.(a)	9,241	395,422
Patterson Companies Inc.	8,518	208,861
Quest Diagnostics Inc.	13,500	1,454,220
Select Medical Holdings Corp.(a)	10,512	218,650

		23,422,027
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.(a)	29,675	1,842,224

HOTELS, RESTAURANTS & LEISURE — 2.8%
Aramark	24,513	985,668
Choice Hotels International Inc.	3,600	279,360
Darden Restaurants Inc.	12,243	1,309,266
Domino’s Pizza Inc.	4,076	1,070,602
Hilton Worldwide Holdings Inc.	28,412	2,234,888
Jack in the Box Inc.	2,908	244,970
Marriott International Inc./MD, Class A	30,221	3,863,452
McDonald’s Corp.	79,029	12,450,229
Royal Caribbean Cruises Ltd.	17,030	1,920,303
Starbucks Corp.	139,813	7,324,803
Vail Resorts Inc.	4,009	1,109,972

		32,793,513
HOUSEHOLD DURABLES — 0.4%
Ethan Allen Interiors Inc.	2,687	60,457
Garmin Ltd.	11,150	696,317
La-Z-Boy Inc.	4,761	145,210
Meritage Homes Corp.(a)	3,884	167,595
Mohawk Industries Inc.(a)	6,300	1,186,668
Newell Brands Inc.	48,862	1,279,696
Tupperware Brands Corp.	5,018	184,211
Whirlpool Corp.	6,438	844,022

		4,564,176
HOUSEHOLD PRODUCTS — 2.7%
Clorox Co. (The)	12,885	1,741,665
Colgate-Palmolive Co.	82,713	5,542,598
Kimberly-Clark Corp.	34,886	3,972,120
Procter & Gamble Co. (The)	250,759	20,281,388

		31,537,771
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp./VA	65,242	871,633
Ormat Technologies Inc.	3,679	199,586

		1,071,219
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	59,231	12,575,926
Roper Technologies Inc.	10,238	3,090,852

		15,666,778
INSURANCE — 3.2%
Aflac Inc.	77,543	3,608,851
Allstate Corp. (The)	35,268	3,354,692
Arthur J Gallagher & Co.	18,065	1,288,938
Chubb Ltd.	46,162	6,449,755
Hartford Financial Services Group Inc. (The)	35,537	1,872,800
Loews Corp.	27,827	1,413,055
Marsh & McLennan Companies Inc.	50,490	4,208,847
Principal Financial Group Inc.	28,836	1,674,795
Progressive Corp. (The)	57,931	3,476,439
Prudential Financial Inc.	41,974	4,235,596
Travelers Companies Inc. (The)	27,010	3,515,081

Security	Shares	Value
Willis Towers Watson PLC	13,164	$2,098,605

		37,197,454
INTERNET & DIRECT MARKETING RETAIL — 2.1%
Booking Holdings Inc.(a)	4,801	9,739,885
Netflix Inc.(a)(b)	43,166	14,566,367
Nutrisystem Inc.	2,947	117,880
Shutterfly Inc.(a)	3,086	253,854

		24,677,986
INTERNET SOFTWARE & SERVICES — 9.9%
Alphabet Inc., Class A(a)	29,694	36,441,071
Alphabet Inc., Class C, NVS(a)	31,320	38,124,583
Facebook Inc., Class A(a)	238,321	41,129,438

		115,695,092
IT SERVICES — 3.2%
Accenture PLC, Class A	61,340	9,773,302
Automatic Data Processing Inc.	44,093	5,952,114
Cognizant Technology Solutions Corp., Class A	58,492	4,767,098
Convergys Corp.	9,215	226,689
FleetCor Technologies Inc.(a)	8,939	1,939,763
International Business Machines Corp.	91,627	13,279,501
Teradata Corp.(a)(b)	12,227	468,172
Western Union Co. (The)	45,851	924,356

		37,330,995
LEISURE PRODUCTS — 0.2%
Callaway Golf Co.	9,412	181,087
Hasbro Inc.	11,774	1,172,808
Mattel Inc.	33,865	537,438

		1,891,333
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies Inc.	32,122	2,121,337
Bio-Techne Corp.	3,754	603,042
IQVIA Holdings Inc.(a)	16,268	1,983,720
Mettler-Toledo International Inc.(a)	2,533	1,500,828
Waters Corp.(a)(b)	7,842	1,546,991

		7,755,918
MACHINERY — 3.2%
AGCO Corp.	6,287	396,207
Caterpillar Inc.	59,443	8,547,903
Cummins Inc.	15,690	2,240,689
Deere & Co.	30,544	4,422,466
Dover Corp.	15,400	1,277,892
Flowserve Corp.	12,920	572,744
Fortive Corp.	31,178	2,559,090
Graco Inc.	16,853	777,597
Illinois Tool Works Inc.	30,579	4,382,888
Ingersoll-Rand PLC	24,875	2,450,436
Lincoln Electric Holdings Inc.	6,154	578,107
Meritor Inc.(a)	8,312	171,227
Middleby Corp. (The)(a)(b)	5,539	567,637
Parker-Hannifin Corp.	13,242	2,238,560
Snap-on Inc.	5,617	952,587
Stanley Black & Decker Inc.	15,363	2,296,308
Tennant Co.	1,763	143,420
Timken Co. (The)	6,926	341,106
WABCO Holdings Inc.(a)	5,308	667,109
Wabtec Corp./DE	8,654	954,709
Xylem Inc./NY	17,908	1,371,036

		37,909,718

80

Schedule of Investments (Unaudited) (Continued)	iSHARES® MSCI KLD 400 SOCIAL ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
MEDIA — 1.9%
Discovery Inc., Class A(a)(b)	15,215	$404,415
Discovery Inc., Class C, NVS(a)	30,053	737,801
John Wiley & Sons Inc., Class A	4,497	283,986
Liberty Global PLC, Series A(a)	19,685	555,707
Liberty Global PLC, Series C, NVS(a)	54,699	1,484,531
New York Times Co. (The), Class A(b)	13,213	327,682
Omnicom Group Inc.	22,917	1,577,377
Scholastic Corp., NVS	2,881	120,311
Walt Disney Co. (The)	149,571	16,985,283

		22,477,093
METALS & MINING — 0.4%
Compass Minerals International Inc.	3,345	226,958
Newmont Mining Corp.	53,094	1,947,488
Nucor Corp.	31,652	2,118,468
Schnitzer Steel Industries Inc., Class A	2,772	91,338

		4,384,252
MULTI-UTILITIES — 1.0%
Avista Corp.	6,577	332,665
CenterPoint Energy Inc.	40,901	1,164,860
CMS Energy Corp.	28,128	1,359,708
Consolidated Edison Inc.	30,893	2,438,384
MDU Resources Group Inc.	18,340	531,860
NiSource Inc.	33,337	872,763
Sempra Energy	24,146	2,791,036
WEC Energy Group Inc.	31,399	2,083,952

		11,575,228
MULTILINE RETAIL — 0.2%
Kohl’s Corp.	16,663	1,230,896
Nordstrom Inc.	11,510	603,239

		1,834,135
OIL, GAS & CONSUMABLE FUELS — 3.7%
Apache Corp.	37,974	1,746,804
ConocoPhillips	116,837	8,432,126
Denbury Resources Inc.(a)	40,998	184,901
Devon Energy Corp.	52,366	2,356,994
Energen Corp.(a)	8,658	642,250
EQT Corp.	26,330	1,308,074
Hess Corp.	28,221	1,852,144
Marathon Oil Corp.	84,608	1,786,921
Marathon Petroleum Corp.	47,365	3,828,513
Newfield Exploration Co.(a)	19,700	565,784
Noble Energy Inc.	48,474	1,749,427
Occidental Petroleum Corp.	76,110	6,387,912
ONEOK Inc.	40,870	2,878,883
Phillips 66	44,083	5,437,197
Pioneer Natural Resources Co.	16,952	3,208,505
QEP Resources Inc.(a)	23,771	246,981
Southwestern Energy Co.(a)	57,963	297,930

		42,911,346
PAPER & FOREST PRODUCTS — 0.0%
Domtar Corp.	6,201	299,012

PERSONAL PRODUCTS — 0.3%
Avon Products Inc.(a)	41,961	66,718
Estee Lauder Companies Inc. (The), Class A	22,349	3,015,774

		3,082,492
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	162,392	9,540,530
Jazz Pharmaceuticals PLC(a)	5,949	1,029,653

Security	Shares	Value
Merck & Co. Inc.	268,186	$17,665,412
Zoetis Inc.	48,265	4,173,957

		32,409,552
PROFESSIONAL SERVICES — 0.5%
ASGN Inc.(a)	5,136	463,781
Dun & Bradstreet Corp. (The)	3,645	458,869
Exponent Inc.	5,044	246,652
Heidrick & Struggles International Inc.	1,873	76,606
ICF International Inc.	1,935	142,513
IHS Markit Ltd.(a)	39,764	2,108,685
Kelly Services Inc., Class A, NVS	2,946	71,558
ManpowerGroup Inc.	6,585	614,117
Navigant Consulting Inc.(a)	4,510	98,138
Resources Connection Inc.	2,980	47,382
Robert Half International Inc.	12,273	929,802
TrueBlue Inc.(a)	4,227	114,340

		5,372,443
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group Inc., Class A(a)	32,100	1,598,580
Jones Lang LaSalle Inc.	4,481	766,296
Realogy Holdings Corp.	12,917	282,495

		2,647,371
ROAD & RAIL — 2.2%
AMERCO	872	328,814
ArcBest Corp.	2,517	117,166
Avis Budget Group Inc.(a)	6,791	236,666
CSX Corp.	83,838	5,925,670
Genesee & Wyoming Inc., Class A(a)	6,084	523,224
Hertz Global Holdings Inc.(a)	4,932	75,115
Kansas City Southern	10,260	1,192,930
Norfolk Southern Corp.	28,248	4,773,912
Ryder System Inc.	5,227	409,274
Union Pacific Corp.	78,302	11,736,687

		25,319,458
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Advanced Micro Devices Inc.(a)(b)	91,645	1,679,853
Analog Devices Inc.	36,784	3,536,414
Applied Materials Inc.	104,514	5,082,516
Intel Corp.	465,515	22,391,271
Lam Research Corp.	16,218	3,091,800
Microchip Technology Inc.(b)	23,331	2,179,815
NVIDIA Corp.	57,267	14,022,398
Skyworks Solutions Inc.	18,161	1,717,667
Texas Instruments Inc.	97,857	10,893,441

		64,595,175
SOFTWARE — 11.4%
Adobe Systems Inc.(a)	48,895	11,963,629
ANSYS Inc.(a)	8,347	1,409,641
Autodesk Inc.(a)	21,925	2,816,047
CA Inc.	31,184	1,378,645
Cadence Design Systems Inc.(a)	28,233	1,244,793
Citrix Systems Inc.(a)	13,557	1,490,863
Dell Technologies Inc., Class V(a)	19,842	1,835,782
Fortinet Inc.(a)	14,276	898,103
Intuit Inc.	24,201	4,942,812
Microsoft Corp.	727,596	77,183,384
Oracle Corp.	308,824	14,724,728
salesforce.com Inc.(a)	68,256	9,361,310
Symantec Corp.	61,876	1,251,133

81

Schedule of Investments (Unaudited) (Continued)	iSHARES® MSCI KLD 400 SOCIAL ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
VMware Inc., Class A(a)	7,242	$1,047,121
Workday Inc., Class A(a)	13,638	1,691,385

		133,239,376
SPECIALTY RETAIL — 1.5%
AutoNation Inc.(a)	5,891	285,890
Best Buy Co. Inc.	26,195	1,965,411
Buckle Inc. (The)	2,757	66,306
Caleres Inc.	4,250	142,332
CarMax Inc.(a)	18,013	1,345,211
Foot Locker Inc.	11,964	583,963
GameStop Corp., Class A	10,016	144,331
Gap Inc. (The)	23,262	701,815
Lowe’s Companies Inc.	82,533	8,198,828
Office Depot Inc.	51,241	128,615
Signet Jewelers Ltd.	5,872	339,049
Tiffany & Co.	11,136	1,531,868
Tractor Supply Co.	12,501	975,578
Ulta Salon Cosmetics & Fragrance Inc.(a)	5,742	1,403,287

		17,812,484
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Hewlett Packard Enterprise Co.	155,998	2,408,609
HP Inc.	162,877	3,759,201
Super Micro Computer Inc.(a)	4,093	90,456
Xerox Corp.	22,630	587,701

		6,845,967
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Columbia Sportswear Co.	3,112	270,682
Deckers Outdoor Corp.(a)	2,825	318,745
Hanesbrands Inc.	35,974	800,781
Michael Kors Holdings Ltd.(a)	15,162	1,011,760
NIKE Inc., Class B	129,097	9,928,850
PVH Corp.	7,657	1,175,503
Under Armour Inc., Class A(a)(b)	18,288	365,211
Under Armour Inc., Class C, NVS(a)	18,612	348,789
VF Corp.	33,566	3,090,422
Wolverine World Wide Inc.	9,559	338,197

		17,648,940
THRIFTS & MORTGAGE FINANCE — 0.0%
New York Community Bancorp. Inc.	48,340	520,622

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp.	9,684	$425,709
Applied Industrial Technologies Inc.	3,853	287,626
Fastenal Co.	28,692	1,633,435
H&E Equipment Services Inc.	3,102	114,123
United Rentals Inc.(a)	8,428	1,254,086
WW Grainger Inc.	4,746	1,644,774

		5,359,753
WATER UTILITIES — 0.1%
American Water Works Co. Inc.	17,771	1,568,291

WIRELESS TELECOMMUNICATION SERVICES — 0.0%
Sprint Corp.(a)(b)	79,010	429,024

TOTAL COMMON STOCKS — 99.8%
(Cost: $929,600,673)		1,165,888,335

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	26,063,355	26,071,174
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	1,445,906	1,445,906

		27,517,080

TOTAL SHORT-TERM INVESTMENTS — 2.3%
(Cost: $27,513,124)		27,517,080

TOTAL INVESTMENTS IN SECURITIES — 102.1%
(Cost: $957,113,797)		1,193,405,415
Other Assets, Less Liabilities — (2.1)%		(25,115,975)

NET ASSETS — 100.0%		$1,168,289,440

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

82

Schedule of Investments (Unaudited) (Continued)	iSHARES® MSCI KLD 400 SOCIAL ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,779,164	13,284,191	(a)	—	26,063,355	$26,071,174	$26,771	(b)	$1,387	$2,906
BlackRock Cash Funds: Treasury, SL Agency Shares	1,025,471	420,435	(a)	—	1,445,906	1,445,906	7,512		—	—
BlackRock Inc.	11,196	1,109		(313)	11,992	6,029,098	33,160		65,722	(292,768)
PNC Financial Services Group Inc. (The)	44,303	4,292		(1,547)	47,048	6,813,962	43,698		63,113	(99,005)

						$40,360,140	$111,141		$130,222	$(388,867)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,165,888,335	$—	$—	$1,165,888,335
Money Market Funds	27,517,080	—	—	27,517,080

	$1,193,405,415	$—	$—	$1,193,405,415

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

83

Schedule of Investments (Unaudited)	iSHARES® MSCI USA ESG SELECT ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 2.4%
Rockwell Collins Inc.	127,485	$17,719,140

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington Inc.	55,017	4,190,645
United Parcel Service Inc., Class B	6,266	751,231

		4,941,876
AUTOMOBILES — 0.7%
Tesla Inc.(a)(b)	19,032	5,674,200

BANKS — 2.2%
Comerica Inc.	63,138	6,120,598
KeyCorp	83,984	1,752,746
People’s United Financial Inc.	315,684	5,754,919
PNC Financial Services Group Inc. (The)(c)	7,070	1,023,948
SVB Financial Group(a)	7,422	2,285,086

		16,937,297
BEVERAGES — 2.5%
Coca-Cola Co. (The)	151,992	7,087,387
PepsiCo Inc.	99,196	11,407,540

		18,494,927
BIOTECHNOLOGY — 2.2%
AbbVie Inc.	38,930	3,590,514
Biogen Inc.(a)	9,803	3,277,829
Gilead Sciences Inc.	55,506	4,320,032
Vertex Pharmaceuticals Inc.(a)	28,920	5,062,446

		16,250,821
BUILDING PRODUCTS — 1.3%
Johnson Controls International PLC	237,515	8,909,188
Owens Corning	11,668	725,983

		9,635,171
CAPITAL MARKETS — 6.2%
Bank of New York Mellon Corp. (The)	32,181	1,720,718
BlackRock Inc.(c)	35,416	17,805,748
Franklin Resources Inc.	64,687	2,220,058
Northern Trust Corp.	144,017	15,729,537
State Street Corp.	103,962	9,180,884

		46,656,945
CHEMICALS — 5.4%
Axalta Coating Systems Ltd.(a)	35,323	1,068,521
Ecolab Inc.	246,654	34,704,218
International Flavors & Fragrances Inc.	32,133	4,265,977
Mosaic Co. (The)	25,932	780,812

		40,819,528
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems Inc.	292,329	12,362,594
Motorola Solutions Inc.	23,364	2,834,053

		15,196,647
CONSUMER FINANCE — 1.2%
American Express Co.	93,271	9,282,330

ELECTRIC UTILITIES — 1.7%
Edison International	18,168	1,210,534
Eversource Energy	98,493	5,980,495
Xcel Energy Inc.	118,042	5,531,448

		12,722,477
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Corning Inc.	59,332	1,968,636

Security	Shares	Value
Keysight Technologies Inc.(a)	13,580	$787,640
TE Connectivity Ltd.	32,881	3,076,675

		5,832,951
ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes, a GE Co.	141,933	4,908,043
National Oilwell Varco Inc.	21,948	1,067,112
TechnipFMC PLC	187,102	6,090,170

		12,065,325
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.1%
American Tower Corp.	26,746	3,964,827
Equinix Inc.	9,402	4,130,110
Iron Mountain Inc.(b)	73,883	2,594,032
Liberty Property Trust	173,199	7,423,309
Prologis Inc.	194,401	12,756,594

		30,868,872
FOOD PRODUCTS — 4.0%
Bunge Ltd.	90,890	6,283,226
Campbell Soup Co.	89,069	3,642,922
General Mills Inc.	118,947	5,478,699
Kellogg Co.	201,816	14,334,990

		29,739,837
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Edwards Lifesciences Corp.(a)	5,347	761,680

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Cardinal Health Inc.	147,844	7,384,808
HCA Healthcare Inc.	20,993	2,607,960
Henry Schein Inc.(a)	164,201	13,039,201
Quest Diagnostics Inc.	8,190	882,227

		23,914,196
HOTELS, RESTAURANTS & LEISURE — 1.2%
Hilton Worldwide Holdings Inc.	16,109	1,267,134
Marriott International Inc./MD, Class A	49,161	6,284,742
Vail Resorts Inc.	4,492	1,243,700

		8,795,576
HOUSEHOLD DURABLES — 0.3%
Newell Brands Inc.	78,113	2,045,779

HOUSEHOLD PRODUCTS — 2.6%
Clorox Co. (The)	56,670	7,660,084
Kimberly-Clark Corp.	30,093	3,426,389
Procter & Gamble Co. (The)	104,750	8,472,180

		19,558,653
INDUSTRIAL CONGLOMERATES — 3.8%
3M Co.	133,715	28,390,369

INSURANCE — 1.5%
Marsh & McLennan Companies Inc.	134,400	11,203,584

INTERNET & DIRECT MARKETING RETAIL — 0.4%
Booking Holdings Inc.(a)	355	720,195
Netflix Inc.(a)(b)	6,657	2,246,405

		2,966,600
INTERNET SOFTWARE & SERVICES — 3.2%
Alphabet Inc., Class A(a)	16,489	20,235,631
Alphabet Inc., Class C, NVS(a)	1,065	1,296,382
Facebook Inc., Class A(a)	16,213	2,798,039

		24,330,052

84

Schedule of Investments (Unaudited) (Continued)	iSHARES® MSCI USA ESG SELECT ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
IT SERVICES — 4.6%
Accenture PLC, Class A	169,318	$26,977,437
International Business Machines Corp.	49,804	7,218,094

		34,195,531
LEISURE PRODUCTS — 0.4%
Hasbro Inc.	18,953	1,887,908
Mattel Inc.	59,525	944,662

		2,832,570
LIFE SCIENCES TOOLS & SERVICES — 3.4%
Agilent Technologies Inc.	201,365	13,298,145
Mettler-Toledo International Inc.(a)(b)	8,248	4,887,022
Waters Corp.(a)	36,375	7,175,696

		25,360,863
MACHINERY — 4.1%
Caterpillar Inc.	74,406	10,699,583
Cummins Inc.	92,011	13,140,091
Ingersoll-Rand PLC	32,110	3,163,156
Xylem Inc./NY	46,952	3,594,645

		30,597,475
MEDIA — 0.9%
Liberty Global PLC, Series A(a)	27,263	769,635
Liberty Global PLC, Series C, NVS(a)	54,880	1,489,443
Walt Disney Co. (The)	37,834	4,296,429

		6,555,507
MULTI-UTILITIES — 1.1%
Sempra Energy	72,632	8,395,533

MULTILINE RETAIL — 0.1%
Nordstrom Inc.	16,796	880,278

OIL, GAS & CONSUMABLE FUELS — 2.0%
ConocoPhillips	80,482	5,808,386
Hess Corp.	73,072	4,795,715
Marathon Oil Corp.	64,144	1,354,721
Noble Energy Inc.	27,940	1,008,355
ONEOK Inc.	29,079	2,048,325

		15,015,502
PHARMACEUTICALS — 2.2%
Merck & Co. Inc.	125,770	8,284,470
Zoetis Inc.	91,884	7,946,128

		16,230,598
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
CBRE Group Inc., Class A(a)	159,684	7,952,263

ROAD & RAIL — 0.1%
Norfolk Southern Corp.	5,016	847,704

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Applied Materials Inc.	95,883	4,662,790
Intel Corp.	248,539	11,954,726
NVIDIA Corp.	28,412	6,956,963
Texas Instruments Inc.	59,997	6,678,866

		30,253,345
SOFTWARE — 9.2%
Adobe Systems Inc.(a)	3,346	818,699

Security	Shares	Value
Autodesk Inc.(a)	36,004	$4,624,354
CA Inc.	82,849	3,662,754
Cadence Design Systems Inc.(a)	38,830	1,712,015
Microsoft Corp.	374,710	39,749,237
Oracle Corp.	163,551	7,798,112
salesforce.com Inc.(a)	61,255	8,401,123
Symantec Corp.	98,429	1,990,234

		68,756,528
SPECIALTY RETAIL — 3.7%
Best Buy Co. Inc.	128,790	9,663,114
Gap Inc. (The)	75,754	2,285,498
Tiffany & Co.	115,448	15,881,027

		27,829,639
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.2%
Apple Inc.	162,180	30,861,232
Hewlett Packard Enterprise Co.	214,683	3,314,706
HP Inc.	212,412	4,902,469

		39,078,407
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Hanesbrands Inc.	41,944	933,673
NIKE Inc., Class B	157,102	12,082,715
PVH Corp.	18,854	2,894,466
VF Corp.	23,008	2,118,347

		18,029,201
TRADING COMPANIES & DISTRIBUTORS — 0.2%
WW Grainger Inc.	4,176	1,447,235

TOTAL COMMON STOCKS — 99.9%
(Cost: $580,839,215)		749,063,012

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	9,527,458	9,530,316
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	480,252	480,252

		10,010,568

TOTAL SHORT-TERM INVESTMENTS — 1.3%
(Cost: $10,009,457)		10,010,568

TOTAL INVESTMENTS IN SECURITIES — 101.2%
(Cost: $590,848,672)		759,073,580
Other Assets, Less Liabilities — (1.2)%		(9,122,829)

NET ASSETS — 100.0%		$749,950,751

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

85

Schedule of Investments (Unaudited) (Continued)	iSHARES® MSCI USA ESG SELECT ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased	Shares sold		Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	28,508,206	—	(18,980,748	)(a)	9,527,458	$9,530,316	$34,731	(b)	$5,047	$(1,156)
BlackRock Cash Funds: Treasury, SL Agency Shares	557,555	—	(77,303	)(a)	480,252	480,252	5,193		—	—
BlackRock Inc.	33,598	2,730	(912)		35,416	17,805,748	98,496		35,713	(692,323)
PNC Financial Services Group Inc. (The)	6,723	495	(148)		7,070	1,023,948	6,612		1,746	(6,095)

						$28,840,264	$145,032		$42,506	$(699,574)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$749,063,012	$—	$—	$749,063,012
Money Market Funds	10,010,568	—	—	10,010,568

	$759,073,580	$—	$—	$759,073,580

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

86

Schedule of Investments (Unaudited)	iSHARES® SELECT DIVIDEND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 0.7%
Lockheed Martin Corp.	377,472	$123,093,619

AUTOMOBILES — 1.8%
Ford Motor Co.	30,273,501	303,945,950

BANKS — 4.3%
Bank of Hawaii Corp.	870,588	70,073,628
BB&T Corp.	2,511,966	127,632,992
FNB Corp./PA	6,639,803	85,188,673
PacWest Bancorp.	2,670,712	134,123,157
People’s United Financial Inc.	7,179,964	130,890,744
Trustmark Corp.	1,375,537	48,405,147
United Bankshares Inc./WV	2,130,811	78,733,466
Valley National Bancorp.	5,413,106	63,062,685

		738,110,492
BEVERAGES — 1.3%
Coca-Cola Co. (The)	4,687,351	218,571,177

CAPITAL MARKETS — 2.1%
Federated Investors Inc., Class B	1,936,180	46,855,556
Invesco Ltd.	6,084,640	164,224,433
Lazard Ltd., Class A	2,779,403	150,921,583

		362,001,572
CHEMICALS — 3.6%
CF Industries Holdings Inc.	3,950,981	175,502,576
Huntsman Corp.	3,584,230	120,179,232
LyondellBasell Industries NV, Class A	1,922,980	213,046,954
Olin Corp.	3,567,811	105,286,103

		614,014,865
COMMERCIAL SERVICES & SUPPLIES —1.0%
Pitney Bowes Inc.	3,856,779	33,669,681
Waste Management Inc.	1,437,515	129,376,350

		163,046,031
CONTAINERS & PACKAGING — 3.1%
International Paper Co.	3,298,964	177,253,336
Packaging Corp. of America	1,020,134	115,173,129
Sonoco Products Co.	2,105,158	117,509,919
WestRock Co.	2,248,375	130,360,782

		540,297,166
DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,946,888	189,451,671

DIVERSIFIED CONSUMER SERVICES — 0.6%
H&R Block Inc.	3,977,769	100,080,668

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T Inc.	8,494,530	271,570,124
CenturyLink Inc.	20,747,545	389,431,420

		661,001,544
ELECTRIC UTILITIES — 17.1%
Alliant Energy Corp.	5,070,361	217,873,412
American Electric Power Co. Inc.	3,314,834	235,817,291
Edison International	3,845,152	256,202,478
Entergy Corp.	3,480,898	282,927,389
Eversource Energy	3,582,658	217,538,994
Exelon Corp.	5,758,169	244,722,183
FirstEnergy Corp.	8,023,562	284,274,802
IDACORP Inc.	1,083,359	102,095,752
NextEra Energy Inc.	1,085,362	181,841,549

Security	Shares	Value
OGE Energy Corp.	4,374,071	$158,516,333
Pinnacle West Capital Corp.	2,461,729	197,996,863
PPL Corp.	11,793,850	339,309,065
Xcel Energy Inc.	4,678,269	219,223,685

		2,938,339,796
ELECTRICAL EQUIPMENT — 2.0%
Eaton Corp. PLC	2,298,154	191,137,468
Emerson Electric Co.	2,232,491	161,364,450

		352,501,918
ENERGY EQUIPMENT & SERVICES — 0.8%
Helmerich & Payne Inc.	2,328,925	142,879,549

FOOD & STAPLES RETAILING — 0.9%
Sysco Corp.	2,284,656	153,551,730

FOOD PRODUCTS — 1.2%
General Mills Inc.	4,321,297	199,038,940

GAS UTILITIES — 0.5%
New Jersey Resources Corp.	1,839,713	85,086,726

HOTELS, RESTAURANTS & LEISURE — 1.9%
Darden Restaurants Inc.	1,665,622	178,121,617
McDonald’s Corp.	956,471	150,682,441

		328,804,058
HOUSEHOLD DURABLES — 2.9%
Garmin Ltd.	2,357,582	147,230,996
Leggett & Platt Inc.	2,751,962	119,902,984
Newell Brands Inc.	7,492,295	196,223,206
Tupperware Brands Corp.	1,078,420	39,588,798

		502,945,984
HOUSEHOLD PRODUCTS — 1.2%
Kimberly-Clark Corp.	1,836,217	209,071,668

INDUSTRIAL CONGLOMERATES — 1.1%
General Electric Co.	13,341,567	181,845,558

INSURANCE — 2.4%
Arthur J Gallagher & Co.	1,941,627	138,535,086
Cincinnati Financial Corp.	2,136,017	161,546,966
Old Republic International Corp.	5,168,330	110,137,112

		410,219,164
IT SERVICES — 2.3%
International Business Machines Corp.	1,384,354	200,634,425
Western Union Co. (The)	9,842,589	198,426,594

		399,061,019
MACHINERY — 0.6%
Caterpillar Inc.	757,844	108,977,967

MEDIA — 1.8%
Cinemark Holdings Inc.	2,339,534	84,036,061
Interpublic Group of Companies Inc. (The)	8,276,137	186,626,890
Meredith Corp.	850,726	45,216,087

		315,879,038
MULTI-UTILITIES — 11.6%
Avista Corp.	1,399,946	70,809,269
Black Hills Corp.	1,139,196	68,317,584
CenterPoint Energy Inc.	8,742,626	248,989,988
CMS Energy Corp.	4,511,612	218,091,324
Dominion Energy Inc.	3,520,434	252,450,322
DTE Energy Co.	1,994,840	216,519,934

87

Schedule of Investments (Unaudited) (Continued)	iSHARES® SELECT DIVIDEND ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
NiSource Inc.	7,338,876	$192,131,774
NorthWestern Corp.	1,071,084	63,547,414
Public Service Enterprise Group Inc.	4,560,237	235,125,820
Sempra Energy	1,721,973	199,042,859
WEC Energy Group Inc.	3,518,012	233,490,456

		1,998,516,744
MULTILINE RETAIL — 4.1%
Kohl’s Corp.	3,223,293	238,104,654
Macy’s Inc.	6,460,889	256,691,120
Target Corp.	2,620,005	211,382,003

		706,177,777
OIL, GAS & CONSUMABLE FUELS — 11.2%
Chevron Corp.	2,001,391	252,715,642
ConocoPhillips	2,209,168	159,435,654
Exxon Mobil Corp.	3,116,237	254,004,478
HollyFrontier Corp.	3,647,193	272,007,654
Occidental Petroleum Corp.	4,098,509	343,987,860
ONEOK Inc.	5,486,702	386,483,289
Valero Energy Corp.	2,188,109	258,962,700

		1,927,597,277
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	1,318,264	63,566,690

PERSONAL PRODUCTS — 0.4%
Nu Skin Enterprises Inc., Class A	1,048,532	76,385,556

PHARMACEUTICALS — 4.0%
Eli Lilly & Co.	2,147,291	212,173,824
Merck & Co. Inc.	3,699,511	243,686,790
Pfizer Inc.	5,932,196	236,872,586

		692,733,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Intel Corp.	2,699,578	129,849,702
QUALCOMM Inc.	3,194,266	204,720,508

		334,570,210

Security	Shares	Value
SPECIALTY RETAIL — 1.1%
L Brands Inc.	5,945,773	$188,302,631

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Seagate Technology PLC	4,769,918	250,993,085

THRIFTS & MORTGAGE FINANCE — 0.6%
New York Community Bancorp. Inc.	9,957,375	107,240,929

TOBACCO — 2.4%
Altria Group Inc.	3,724,891	218,576,604
Philip Morris International Inc.	2,200,476	189,901,079

		408,477,683
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Watsco Inc.	630,845	108,827,071

TOTAL COMMON STOCKS — 99.9%
(Cost: $14,377,787,185)		17,205,206,723

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(b)	27,892,474	27,892,474

TOTAL SHORT-TERM INVESTMENTS — 0.1%
(Cost: $27,892,474)		27,892,474

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost: $14,405,679,659)		17,233,099,197
Other Assets, Less Liabilities — (0.0)%		(4,885,464)

NET ASSETS — 100.0%		$17,228,213,733

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

88

Schedule of Investments (Unaudited) (Continued)	iSHARES® SELECT DIVIDEND ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	18,000,301	9,892,173	27,892,474	$27,892,474	$158,721	$—	$—

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts
S&P 500 E-Mini	167	09/21/18	$23,523	$288,189

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,205,206,723	$—	$—	$17,205,206,723
Money Market Funds	27,892,474	—	—	27,892,474

	$17,233,099,197	$—	$—	$17,233,099,197

Derivative financial instruments(a)
Assets
Futures Contracts	$288,189	$—	$—	$288,189

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

89

Schedule of Investments (Unaudited)	iSHARES® TRANSPORTATION AVERAGE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AIR FREIGHT & LOGISTICS — 29.5%
CH Robinson Worldwide Inc.	428,895	$39,556,986
Expeditors International of Washington Inc.	518,440	39,489,575
FedEx Corp.	449,933	110,625,027
United Parcel Service Inc., Class B	451,032	54,074,226

		243,745,814
AIRLINES — 17.7%
Alaska Air Group Inc.	455,613	28,626,165
American Airlines Group Inc.	450,007	17,793,277
Delta Air Lines Inc.	478,516	26,040,840
JetBlue Airways Corp.(a)(b)	514,633	9,263,394
Southwest Airlines Co.	478,836	27,849,102
United Continental Holdings Inc.(a)	455,282	36,604,673

		146,177,451
MARINE — 6.8%
Kirby Corp.(a)(b)	470,062	39,226,674
Matson Inc.	482,859	17,382,924

		56,609,598
ROAD & RAIL — 45.9%
Avis Budget Group Inc.(a)	473,610	16,505,309
CSX Corp.	547,523	38,698,926
JB Hunt Transport Services Inc.	452,039	54,199,476
Kansas City Southern	406,761	47,294,101
Landstar System Inc.	358,603	39,858,723
Norfolk Southern Corp.	453,510	76,643,190
Ryder System Inc.	498,893	39,063,322
Union Pacific Corp.	450,788	67,568,613

		379,831,660
TOTAL COMMON STOCKS — 99.9%
(Cost: $860,916,260)		826,364,523

Security	Shares	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	3,119,676	$3,120,612
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	861,988	861,988

		3,982,600

TOTAL SHORT-TERM INVESTMENTS — 0.5%
(Cost: $3,982,529)		3,982,600

TOTAL INVESTMENTS IN SECURITIES — 100.4%
(Cost: $864,898,789)		830,347,123
Other Assets, Less Liabilities — (0.4)%		(3,126,415)

NET ASSETS — 100.0%		$827,220,708

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

90

Schedule of Investments (Unaudited) (Continued)	iSHARES® TRANSPORTATION AVERAGE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,552,013	(1,432,337)	3,119,676	$3,120,612	$1,984	(a)	$1,413	$(370)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,104,321	(242,333)	861,988	861,988	3,137		—	—

				$3,982,600	$5,121		$1,413	$(370)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$826,364,523	$—	$—	$826,364,523
Money Market Funds	3,982,600	—	—	3,982,600

	$830,347,123	$—	$—	$830,347,123

91

Schedule of Investments (Unaudited)	iSHARES® U.S. BASIC MATERIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

CHEMICALS — 80.9%
Air Products & Chemicals Inc.	218,090	$35,803,835
Albemarle Corp.	110,572	10,415,882
Ashland Global Holdings Inc.	62,594	5,139,593
Axalta Coating Systems Ltd.(a)	220,900	6,682,225
Cabot Corp.	62,162	4,108,908
Celanese Corp., Series A	135,400	15,992,094
CF Industries Holdings Inc.	232,944	10,347,373
Chemours Co. (The)	177,806	8,145,293
DowDuPont Inc.	2,272,456	156,276,799
Eastman Chemical Co.	142,307	14,745,851
Ecolab Inc.	258,335	36,347,735
FMC Corp.	134,183	12,060,368
GCP Applied Technologies Inc.(a)	73,216	2,134,246
HB Fuller Co.	51,075	2,894,931
Huntsman Corp.	210,626	7,062,290
Ingevity Corp.(a)	42,305	4,216,539
International Flavors & Fragrances Inc.	78,789	10,460,028
LyondellBasell Industries NV, Class A	319,874	35,438,840
Minerals Technologies Inc.	35,765	2,703,834
Mosaic Co. (The)	350,076	10,540,788
NewMarket Corp.	9,249	3,786,911
Olin Corp.	167,808	4,952,014
Platform Specialty Products Corp.(a)(b)	218,507	2,700,747
PolyOne Corp.	80,524	3,611,501
PPG Industries Inc.	248,163	27,461,718
Praxair Inc.	285,815	47,874,013
RPM International Inc.	133,630	8,601,763
Scotts Miracle-Gro Co. (The)	39,112	3,106,666
Sensient Technologies Corp.	42,755	2,965,487
Trinseo SA	43,545	3,252,812
Valvoline Inc.	196,586	4,440,878
Westlake Chemical Corp.	36,514	3,915,031
WR Grace & Co.	67,527	4,987,544

		513,174,537
METALS & MINING — 17.8%
Alcoa Corp.(a)	173,429	7,504,273
Allegheny Technologies Inc.(a)(b)	126,526	3,517,423
Carpenter Technology Corp.	47,477	2,600,315
Commercial Metals Co.	118,356	2,644,073
Compass Minerals International Inc.(b)	34,330	2,329,291

Security	Shares	Value
Freeport-McMoRan Inc.	1,341,631	$22,136,911
Newmont Mining Corp.	531,380	19,491,018
Nucor Corp.	316,772	21,201,550
Reliance Steel & Aluminum Co.	72,390	6,529,578
Royal Gold Inc.	65,602	5,550,585
Steel Dynamics Inc.	235,399	11,084,939
U.S. Steel Corp.	176,938	6,445,851
Worthington Industries Inc.	43,790	2,050,248

		113,086,055
OIL, GAS & CONSUMABLE FUELS — 0.2%
CONSOL Energy Inc.(a)	26,240	1,092,371

PAPER & FOREST PRODUCTS — 1.0%
Domtar Corp.	63,409	3,057,582
KapStone Paper and Packaging Corp.	88,783	3,087,873

		6,145,455

TOTAL COMMON STOCKS — 99.9%
(Cost: $668,773,312)		633,498,418

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	3,027,819	3,028,728
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	569,838	569,838

		3,598,566

TOTAL SHORT-TERM INVESTMENTS — 0.6%
(Cost: $3,598,501)		3,598,566

TOTAL INVESTMENTS IN SECURITIES — 100.5%
(Cost: $672,371,813)		637,096,984
Other Assets, Less Liabilities — (0.5)%		(3,063,764)

NET ASSETS — 100.0%		$634,033,220

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

92

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. BASIC MATERIALS ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	313,636	2,714,183	3,027,819	$3,028,728	$1,192	(a)	$(201)	$43
BlackRock Cash Funds: Treasury, SL Agency Shares	740,030	(170,192)	569,838	569,838	3,184		—	—

				$3,598,566	$4,376		$(201)	$43

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$633,498,418	$—	$—	$633,498,418
Money Market Funds	3,598,566	—	—	3,598,566

	$637,096,984	$—	$—	$637,096,984

93

Schedule of Investments (Unaudited)	iSHARES® U.S. CONSUMER GOODS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AUTO COMPONENTS — 4.3%
Adient PLC	23,035	$1,097,157
Aptiv PLC	65,309	6,404,854
Autoliv Inc.	21,548	2,207,808
BorgWarner Inc.	48,721	2,242,140
Cooper Tire & Rubber Co.	12,325	351,879
Dana Inc.	35,887	766,187
Delphi Technologies PLC	21,902	989,313
Gentex Corp.	67,556	1,567,299
Goodyear Tire & Rubber Co. (The)	59,156	1,432,167
Lear Corp.	16,361	2,947,107
Tenneco Inc.	12,596	580,676
Veoneer Inc.(a)	21,482	1,123,509
Visteon Corp.(a)(b)	7,290	853,513

		22,563,609
AUTOMOBILES — 6.5%
Ford Motor Co.	965,501	9,693,630
General Motors Co.	312,905	11,862,229
Harley-Davidson Inc.	41,060	1,761,064
Tesla Inc.(a)(b)	33,088	9,864,856
Thor Industries Inc.	12,084	1,146,167

		34,327,946
BEVERAGES — 20.3%
Brown-Forman Corp., Class A	15,017	799,956
Brown-Forman Corp., Class B, NVS	64,609	3,438,491
Coca-Cola Co. (The)	944,685	44,050,662
Constellation Brands Inc., Class A	41,444	8,712,772
Keurig Dr Pepper Inc.	44,590	1,070,606
Molson Coors Brewing Co., Class B	45,648	3,058,416
Monster Beverage Corp.(a)	101,318	6,081,106
PepsiCo Inc.	349,739	40,219,985

		107,431,994
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Herman Miller Inc.	14,706	556,622
HNI Corp.	10,704	463,162

		1,019,784
DISTRIBUTORS — 1.0%
Genuine Parts Co.	36,193	3,521,941
Pool Corp.	9,978	1,529,128

		5,051,069
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Jefferies Financial Group Inc.	74,791	1,813,682

FOOD & STAPLES RETAILING — 0.2%
U.S. Foods Holding Corp.(a)	34,092	1,152,651

FOOD PRODUCTS — 15.0%
Archer-Daniels-Midland Co.	137,930	6,656,502
B&G Foods Inc.(b)	16,430	515,902
Bunge Ltd.	34,757	2,402,751
Campbell Soup Co.	47,457	1,940,991
Conagra Brands Inc.	97,069	3,563,403
Darling Ingredients Inc.(a)(b)	40,620	816,056
Dean Foods Co.	22,424	220,204
Flowers Foods Inc.	45,761	933,524
General Mills Inc.	146,250	6,736,275
Hain Celestial Group Inc. (The)(a)(b)	25,632	728,974
Hershey Co. (The)	34,471	3,385,397
Hormel Foods Corp.	66,617	2,396,214

Security	Shares	Value
Ingredion Inc.	17,826	$1,805,774
JM Smucker Co. (The)	28,017	3,113,249
Kellogg Co.	61,601	4,375,519
Kraft Heinz Co. (The)	147,365	8,878,741
Lamb Weston Holdings Inc.	36,072	2,534,779
Lancaster Colony Corp.	4,816	698,464
McCormick & Co. Inc./MD, NVS	29,918	3,516,562
Mondelez International Inc., Class A	363,860	15,784,247
Pinnacle Foods Inc.	29,396	1,952,482
Post Holdings Inc.(a)	16,602	1,437,069
TreeHouse Foods Inc.(a)(b)	13,895	659,874
Tyson Foods Inc., Class A	73,407	4,231,914

		79,284,867
HOUSEHOLD DURABLES — 4.6%
DR Horton Inc.	84,722	3,702,351
Helen of Troy Ltd.(a)	6,570	752,593
Leggett & Platt Inc.	32,381	1,410,840
Lennar Corp., Class A	67,491	3,527,754
Lennar Corp., Class B	3,819	164,981
Mohawk Industries Inc.(a)	15,644	2,946,704
Newell Brands Inc.	119,803	3,137,641
NVR Inc.(a)	826	2,279,289
PulteGroup Inc.	64,793	1,845,953
Tempur Sealy International Inc.(a)(b)	11,410	557,607
Toll Brothers Inc.	34,831	1,228,141
Tupperware Brands Corp.	12,606	462,766
Whirlpool Corp.	15,918	2,086,850

		24,103,470
HOUSEHOLD PRODUCTS — 15.7%
Church & Dwight Co. Inc.	60,362	3,374,236
Clorox Co. (The)	31,946	4,318,141
Colgate-Palmolive Co.	215,174	14,418,810
Energizer Holdings Inc.	14,719	937,306
Kimberly-Clark Corp.	86,167	9,810,974
Procter & Gamble Co. (The)	620,283	50,168,489

		83,027,956
LEISURE PRODUCTS — 1.3%
Brunswick Corp./DE	21,497	1,382,257
Hasbro Inc.	28,048	2,793,861
Mattel Inc.(b)	84,856	1,346,665
Polaris Industries Inc.	14,490	1,527,536

		7,050,319
MACHINERY — 1.4%
Stanley Black & Decker Inc.	38,069	5,690,173
WABCO Holdings Inc.(a)	12,425	1,561,574

		7,251,747
PERSONAL PRODUCTS — 2.3%
Avon Products Inc.(a)	107,587	171,063
Coty Inc., Class A	116,631	1,564,022
Edgewell Personal Care Co.(a)	13,316	717,200
Estee Lauder Companies Inc. (The), Class A	55,253	7,455,840
Herbalife Nutrition Ltd.(a)	28,542	1,473,623
Nu Skin Enterprises Inc., Class A	13,719	999,429

		12,381,177
SOFTWARE — 5.1%
Activision Blizzard Inc.	187,770	13,786,073
Electronic Arts Inc.(a)	75,686	9,744,573
Take-Two Interactive Software Inc.(a)	28,218	3,189,198

		26,719,844

94

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. CONSUMER GOODS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 10.1%
Carter’s Inc.	11,584	$1,214,351
Deckers Outdoor Corp.(a)(b)	7,507	847,015
Hanesbrands Inc.	88,891	1,978,714
Lululemon Athletica Inc.(a)	23,601	2,830,940
Michael Kors Holdings Ltd.(a)	36,972	2,467,142
NIKE Inc., Class B	316,398	24,334,170
PVH Corp.	19,008	2,918,108
Ralph Lauren Corp.	13,732	1,853,545
Skechers U.S.A. Inc., Class A(a)	33,502	928,675
Steven Madden Ltd.	12,974	701,245
Tapestry Inc.	70,999	3,345,473
Under Armour Inc., Class A(a)	45,872	916,064
Under Armour Inc., Class C, NVS(a)(b)	46,461	870,679
VF Corp.	80,763	7,435,849
Wolverine World Wide Inc.	23,378	827,114

		53,469,084
TOBACCO — 11.4%
Altria Group Inc.	466,859	27,395,286
Philip Morris International Inc.	383,440	33,090,872

		60,486,158

TOTAL COMMON STOCKS — 99.7%
(Cost: $559,137,261)		527,135,357

Security	Shares	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	14,606,600	$14,610,982
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	889,689	889,689

		15,500,671

TOTAL SHORT-TERM INVESTMENTS — 2.9%
(Cost: $15,498,560)		15,500,671

TOTAL INVESTMENTS IN SECURITIES — 102.6%
(Cost: $574,635,821)		542,636,028
Other Assets, Less Liabilities — (2.6)%		(13,923,365)

NET ASSETS — 100.0%		$528,712,663

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

95

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. CONSUMER GOODS ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,355,401	1,251,199	14,606,600	$14,610,982	$43,359	(a)	$1,452	$1,013
BlackRock Cash Funds: Treasury, SL Agency Shares	328,781	560,908	889,689	889,689	3,280		—	—

				$15,500,671	$46,639		$1,452	$1,013

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$527,135,357	$—	$—	$527,135,357
Money Market Funds	15,500,671	—	—	15,500,671

	$542,636,028	$—	$—	$542,636,028

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

96

Schedule of Investments (Unaudited)	iSHARES® U.S. CONSUMER SERVICES ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AIRLINES — 3.4%
Alaska Air Group Inc.	30,112	$1,891,937
Allegiant Travel Co.	3,968	490,445
American Airlines Group Inc.	103,283	4,083,810
Delta Air Lines Inc.	167,130	9,095,214
JetBlue Airways Corp.(a)	76,239	1,372,302
Southwest Airlines Co.	138,582	8,059,929
Spirit Airlines Inc.(a)	5,247	227,930
United Continental Holdings Inc.(a)	61,781	4,967,192

		30,188,759
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Copart Inc.(a)	53,622	3,077,367
KAR Auction Services Inc.	36,902	2,193,824
Rollins Inc.	27,065	1,486,951

		6,758,142
DISTRIBUTORS — 0.3%
LKQ Corp.(a)	83,257	2,790,775

DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education Inc.(a)	18,167	991,010
Bright Horizons Family Solutions Inc.(a)	16,258	1,739,443
Graham Holdings Co., Class B	1,355	757,445
Grand Canyon Education Inc.(a)	13,487	1,571,640
H&R Block Inc.	59,245	1,490,604
Service Corp. International/U.S.	50,545	1,988,946
ServiceMaster Global Holdings Inc.(a)	36,824	2,098,600
Sotheby’s(a)	11,880	630,947

		11,268,635
FOOD & STAPLES RETAILING — 10.1%
Casey’s General Stores Inc.	10,721	1,172,663
Costco Wholesale Corp.	112,324	24,566,382
Kroger Co. (The)	211,572	6,135,588
Rite Aid Corp.(a)(b)	273,186	549,104
Sprouts Farmers Market Inc.(a)	36,777	790,338
Sysco Corp.	124,287	8,353,329
United Natural Foods Inc.(a)	15,651	503,962
Walgreens Boots Alliance Inc.	219,381	14,834,543
Walmart Inc.	370,263	33,038,568

		89,944,477
HEALTH CARE PROVIDERS & SERVICES — 0.8%
AmerisourceBergen Corp.	42,840	3,505,597
Cardinal Health Inc.	81,958	4,093,802

		7,599,399
HOTELS, RESTAURANTS & LEISURE — 14.9%
Aramark	66,443	2,671,673
Bloomin’ Brands Inc.	28,281	546,954
Brinker International Inc.	14,031	661,842
Carnival Corp.	105,565	6,253,671
Cheesecake Factory Inc. (The)	13,329	746,824
Chipotle Mexican Grill Inc.(a)	6,544	2,837,871
Choice Hotels International Inc.	11,074	859,342
Cracker Barrel Old Country Store Inc.	6,989	1,023,854
Darden Restaurants Inc.	32,736	3,500,788
Domino’s Pizza Inc.	11,218	2,946,520
Dunkin’ Brands Group Inc.	23,150	1,611,934
Extended Stay America Inc.	55,449	1,180,509
Hilton Grand Vacations Inc.(a)	28,660	991,349
Hilton Worldwide Holdings Inc.	72,788	5,725,504

Security	Shares	Value
Hyatt Hotels Corp., Class A	13,562	$1,060,955
Jack in the Box Inc.	8,868	747,040
Las Vegas Sands Corp.	94,254	6,776,863
Marriott International Inc./MD, Class A	76,719	9,807,757
Marriott Vacations Worldwide Corp.	7,235	861,761
McDonald’s Corp.	200,796	31,633,402
MGM Resorts International	132,562	4,158,470
Norwegian Cruise Line Holdings Ltd.(a)	55,541	2,778,716
Royal Caribbean Cruises Ltd.	44,314	4,996,847
Six Flags Entertainment Corp.	21,768	1,413,832
Starbucks Corp.	354,954	18,596,040
Texas Roadhouse Inc.	18,837	1,183,717
Vail Resorts Inc.	10,732	2,971,369
Wendy’s Co. (The)	53,741	896,400
Wyndham Destinations Inc.	28,529	1,315,757
Wyndham Hotels & Resorts Inc.	27,779	1,611,182
Wynn Resorts Ltd.	22,474	3,748,214
Yum! Brands Inc.	84,034	6,663,056

		132,780,013
INTERNET & DIRECT MARKETING RETAIL — 28.9%
Amazon.com Inc.(a)	103,155	183,351,823
Booking Holdings Inc.(a)	12,333	25,020,204
Expedia Group Inc.	31,806	4,256,915
Groupon Inc.(a)	134,030	627,260
Liberty Expedia Holdings Inc., Class A(a)	16,974	817,638
Netflix Inc.(a)	111,007	37,459,312
Qurate Retail Inc.(a)	119,946	2,553,650
Shutterfly Inc.(a)	9,971	820,215
TripAdvisor Inc.(a)(b)	29,765	1,726,072
Wayfair Inc., Class A(a)(b)	12,222	1,329,998

		257,963,087
INTERNET SOFTWARE & SERVICES — 0.1%
Yelp Inc.(a)	23,080	851,190

IT SERVICES — 0.1%
Acxiom Corp.(a)	23,430	949,852

MEDIA — 19.0%
AMC Networks Inc., Class A(a)	13,934	840,081
Cable One Inc.	1,385	1,002,546
CBS Corp., Class A	4,353	237,239
CBS Corp., Class B, NVS	89,347	4,705,906
Charter Communications Inc., Class A(a)	47,613	14,501,968
Cinemark Holdings Inc.	30,963	1,112,191
Comcast Corp., Class A	1,174,475	42,022,715
Discovery Inc., Class A(a)(b)	44,811	1,191,076
Discovery Inc., Class C, NVS(a)	85,147	2,090,359
DISH Network Corp., Class A(a)(b)	49,110	1,549,912
GCI Liberty Inc., Class A(a)	28,655	1,378,592
Interpublic Group of Companies Inc. (The)	104,223	2,350,229
John Wiley & Sons Inc., Class A	13,618	859,977
Liberty Broadband Corp., Class A(a)	8,539	677,484
Liberty Broadband Corp., Class C, NVS(a)(b)	37,784	3,002,694
Liberty Global PLC, Series A(a)	60,272	1,701,479
Liberty Global PLC, Series C, NVS(a)	156,330	4,242,796
Liberty Latin America Ltd., Class A(a)	9,228	176,070
Liberty Latin America Ltd., Class C, NVS(a)	33,666	651,774
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	10,086	337,982
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	55,227	1,946,752
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	24,443	1,152,243

97

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. CONSUMER SERVICES ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	45,821	$2,164,126
Lions Gate Entertainment Corp., Class A	22,031	525,439
Lions Gate Entertainment Corp., Class B, NVS	14,555	332,873
Live Nation Entertainment Inc.(a)(b)	37,117	1,829,126
Madison Square Garden Co. (The), Class A(a)	4,660	1,454,759
Meredith Corp.	10,915	580,132
New York Times Co. (The), Class A	37,251	923,825
News Corp., Class A, NVS	98,478	1,484,063
News Corp., Class B	39,059	597,603
Nexstar Media Group Inc., Class A	13,547	1,008,574
Omnicom Group Inc.	59,620	4,103,645
Sinclair Broadcast Group Inc., Class A	17,118	441,644
Sirius XM Holdings Inc.(b)	385,002	2,702,714
TEGNA Inc.	42,803	472,117
Tribune Media Co., Class A	22,151	749,811
Twenty-First Century Fox Inc., Class A, NVS	271,055	12,197,475
Twenty-First Century Fox Inc., Class B	114,893	5,103,547
Viacom Inc., Class A	6,125	210,700
Viacom Inc., Class B, NVS	82,818	2,405,863
Walt Disney Co. (The)	380,191	43,174,490

		170,194,591
MULTILINE RETAIL — 3.7%
Big Lots Inc.(b)	14,091	611,972
Dillard’s Inc., Class A(b)	6,552	525,929
Dollar General Corp.	66,166	6,494,193
Dollar Tree Inc.(a)	62,096	5,668,123
JC Penney Co. Inc.(a)(b)	98,232	240,668
Kohl’s Corp.	44,556	3,291,352
Macy’s Inc.	81,832	3,251,185
Nordstrom Inc.	32,655	1,711,449
Target Corp.	137,808	11,118,350

		32,913,221
PROFESSIONAL SERVICES — 0.7%
Dun & Bradstreet Corp. (The)	10,563	1,329,776
IHS Markit Ltd.(a)	93,276	4,946,426

		6,276,202
ROAD & RAIL — 0.0%
Avis Budget Group Inc.(a)	15,057	524,737

SPECIALTY RETAIL — 15.8%
Aaron’s Inc.	18,889	818,083
Advance Auto Parts Inc.	19,759	2,790,564
American Eagle Outfitters Inc.	48,542	1,222,288
AutoNation Inc.(a)(b)	17,889	868,153
AutoZone Inc.(a)	6,987	4,929,538
Bed Bath & Beyond Inc.	42,801	801,663
Best Buy Co. Inc.	64,176	4,815,125
Burlington Stores Inc.(a)	19,087	2,916,684
CarMax Inc.(a)	47,093	3,516,905
Dick’s Sporting Goods Inc.	23,788	812,122

Security	Shares	Value
Five Below Inc.(a)	15,586	$1,514,336
Foot Locker Inc.	32,719	1,597,014
GameStop Corp., Class A	35,672	514,034
Gap Inc. (The)	59,641	1,799,369
Home Depot Inc. (The)	208,549	41,192,598
L Brands Inc.	65,158	2,063,554
Lithia Motors Inc., Class A	7,546	671,971
Lowe’s Companies Inc.	212,810	21,140,545
Murphy USA Inc.(a)	9,736	771,481
Office Depot Inc.	161,496	405,355
O’Reilly Automotive Inc.(a)	21,344	6,531,264
Ross Stores Inc.	105,317	9,207,865
Sally Beauty Holdings Inc.(a)(b)	40,178	662,535
Signet Jewelers Ltd.	17,500	1,010,450
Tiffany & Co.	26,884	3,698,163
TJX Companies Inc. (The)	165,891	16,134,559
Tractor Supply Co.	32,699	2,551,830
Ulta Salon Cosmetics & Fragrance Inc.(a)	15,156	3,703,975
Urban Outfitters Inc.(a)	23,559	1,046,020
Williams-Sonoma Inc.	21,755	1,272,450

		140,980,493
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Beacon Roofing Supply Inc.(a)	13,690	576,075

TOTAL COMMON STOCKS — 99.9%
(Cost: $783,487,751)		892,559,648

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	9,281,257	9,284,041
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	536,086	536,086

		9,820,127

TOTAL SHORT-TERM INVESTMENTS — 1.1%
(Cost: $9,818,156)		9,820,127

TOTAL INVESTMENTS IN SECURITIES — 101.0%
(Cost: $793,305,907)		902,379,775
Other Assets, Less Liabilities — (1.0)%		(9,295,625)

NET ASSETS — 100.0%		$893,084,150

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

98

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. CONSUMER SERVICES ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,166,393	(5,885,136)	9,281,257	$9,284,041	$27,071	(a)	$1,333	$929
BlackRock Cash Funds: Treasury, SL Agency Shares	593,674	(57,588)	536,086	536,086	6,653		—	—

				$9,820,127	$33,724		$1,333	$929

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$892,559,648	$—	$—	$892,559,648
Money Market Funds	9,820,127	—	—	9,820,127

	$902,379,775	$—	$—	$902,379,775

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

99

Schedule of Investments (Unaudited)	iSHARES® U.S. DIVIDEND AND BUYBACK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 3.0%
Boeing Co. (The)	264	$94,063
General Dynamics Corp.	98	19,577
Harris Corp.	42	6,928
Huntington Ingalls Industries Inc.	16	3,729
L3 Technologies Inc.	22	4,718
Lockheed Martin Corp.	102	33,262
Northrop Grumman Corp.	45	13,522
Raytheon Co.	79	15,644
Spirit AeroSystems Holdings Inc., Class A	60	5,595
Textron Inc.	64	4,369
United Technologies Corp.	266	36,107

		237,514
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide Inc.	43	3,966
Expeditors International of Washington Inc.	49	3,732
FedEx Corp.	26	6,393
United Parcel Service Inc., Class B	314	37,645

		51,736
AIRLINES — 0.9%
American Airlines Group Inc.	466	18,426
Delta Air Lines Inc.	406	22,094
Southwest Airlines Co.	300	17,448
United Continental Holdings Inc.(a)	185	14,874

		72,842
AUTO COMPONENTS — 0.2%
Aptiv PLC	60	5,884
Goodyear Tire & Rubber Co. (The)	198	4,794
Lear Corp.	30	5,404

		16,082
AUTOMOBILES — 0.8%
Ford Motor Co.	1,837	18,443
General Motors Co.	1,014	38,441
Harley-Davidson Inc.	140	6,005

		62,889
BANKS — 10.1%
Bank of America Corp.	4,342	134,081
BB&T Corp.	327	16,615
CIT Group Inc.	303	16,038
Citigroup Inc.	2,103	151,185
Citizens Financial Group Inc.	231	9,189
Comerica Inc.	49	4,750
Fifth Third Bancorp.	453	13,404
Huntington Bancshares Inc./OH	325	5,018
JPMorgan Chase & Co.	1,724	198,174
KeyCorp	429	8,953
M&T Bank Corp.	82	14,215
PacWest Bancorp.	65	3,264
PNC Financial Services Group Inc. (The)(b)	223	32,297
Regions Financial Corp.	696	12,953
SunTrust Banks Inc.	244	17,585
U.S. Bancorp.	708	37,531
Wells Fargo & Co.	2,320	132,913
Zions BanCorp.	62	3,205

		811,370
BEVERAGES — 2.1%
Coca-Cola Co. (The)	1,618	75,447
Constellation Brands Inc., Class A	56	11,773

Security	Shares	Value
Keurig Dr Pepper Inc.	59	$1,416
Monster Beverage Corp.(a)	180	10,804
PepsiCo Inc.	632	72,680

		172,120
BIOTECHNOLOGY — 3.4%
AbbVie Inc.	750	69,173
Amgen Inc.	550	108,102
Biogen Inc.(a)	38	12,706
Celgene Corp.(a)	380	34,234
Gilead Sciences Inc.	646	50,278

		274,493
BUILDING PRODUCTS — 0.3%
Fortune Brands Home & Security Inc.	63	3,654
Johnson Controls International PLC	427	16,017
Masco Corp.	130	5,243

		24,914
CAPITAL MARKETS — 3.4%
Ameriprise Financial Inc.	128	18,646
Bank of New York Mellon Corp. (The)	566	30,264
BlackRock Inc.(b)	40	20,110
Charles Schwab Corp. (The)	68	3,472
CME Group Inc.	48	7,638
Franklin Resources Inc.	214	7,344
Goldman Sachs Group Inc. (The)	258	61,257
Intercontinental Exchange Inc.	148	10,939
Invesco Ltd.	230	6,208
Legg Mason Inc.	123	4,198
Moody’s Corp.	32	5,476
Morgan Stanley	836	42,268
MSCI Inc.	25	4,155
Northern Trust Corp.	71	7,755
S&P Global Inc.	85	17,037
State Street Corp.	191	16,867
T Rowe Price Group Inc.	72	8,574

		272,208
CHEMICALS — 1.5%
Air Products & Chemicals Inc.	47	7,716
Albemarle Corp.	37	3,485
Celanese Corp., Series A	63	7,441
DowDuPont Inc.	633	43,532
Eastman Chemical Co.	49	5,077
Ecolab Inc.	56	7,879
LyondellBasell Industries NV, Class A	185	20,496
PPG Industries Inc.	115	12,726
Praxair Inc.	49	8,208

		116,560
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Republic Services Inc.	87	6,306
Waste Management Inc.	132	11,880

		18,186
COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems Inc.	2,681	113,380
F5 Networks Inc.(a)	29	4,970
Juniper Networks Inc.	335	8,824
Motorola Solutions Inc.	71	8,612

		135,786
CONSUMER FINANCE — 1.3%
Ally Financial Inc.	287	7,680

100

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. DIVIDEND AND BUYBACK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
American Express Co.	358	$35,628
Capital One Financial Corp.	207	19,524
Discover Financial Services	297	21,209
Navient Corp.	454	5,998
Synchrony Financial	385	11,142

		101,181
CONTAINERS & PACKAGING — 0.3%
International Paper Co.	134	7,200
Sealed Air Corp.	199	8,770
WestRock Co.	73	4,232

		20,202
DISTRIBUTORS — 0.1%
Genuine Parts Co.	58	5,644

DIVERSIFIED CONSUMER SERVICES — 0.0%
H&R Block Inc.	119	2,994

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Voya Financial Inc.	118	5,961

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T Inc.	3,460	110,616
CenturyLink Inc.	1,026	19,258
Verizon Communications Inc.	1,797	92,797

		222,671
ELECTRIC UTILITIES — 1.1%
American Electric Power Co. Inc.	153	10,884
Duke Energy Corp.	240	19,589
Edison International	106	7,063
Entergy Corp.	63	5,121
Eversource Energy	94	5,708
Exelon Corp.	131	5,567
FirstEnergy Corp.	164	5,810
NextEra Energy Inc.	85	14,241
PPL Corp.	254	7,308
Xcel Energy Inc.	147	6,888

		88,179
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	226	18,796
Emerson Electric Co.	222	16,046
Rockwell Automation Inc.	51	9,566

		44,408
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp., Class A	86	8,042
CDW Corp./DE	61	5,129
Corning Inc.	1,205	39,982
Jabil Inc.	123	3,465
TE Connectivity Ltd.	112	10,480

		67,098
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes, a GE Co.	134	4,634
Halliburton Co.	80	3,393
Schlumberger Ltd.	413	27,886

		35,913
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
American Tower Corp.	84	12,452
AvalonBay Communities Inc.	37	6,543
Boston Properties Inc.	34	4,268
Colony Capital Inc.(c)	1,035	6,376

Security	Shares	Value
Equity Residential	103	$6,739
Essex Property Trust Inc.	15	3,607
GGP Inc.	296	6,311
HCP Inc.	246	6,371
Host Hotels & Resorts Inc.	264	5,528
Macerich Co. (The)	95	5,611
Mid-America Apartment Communities Inc.	39	3,930
Omega Healthcare Investors Inc.	142	4,216
Prologis Inc.	125	8,202
Public Storage	49	10,674
SBA Communications Corp.(a)	38	6,014
Simon Property Group Inc.	151	26,608
SL Green Realty Corp.	77	7,939
Ventas Inc.	82	4,623
Vornado Realty Trust	53	3,812
Welltower Inc.	115	7,199
Weyerhaeuser Co.	361	12,339

		159,362
FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	60	13,123
Kroger Co. (The)	711	20,619
Sysco Corp.	276	18,550
Walgreens Boots Alliance Inc.	716	48,416
Walmart Inc.	684	61,033

		161,741
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	316	15,250
Campbell Soup Co.	118	4,826
Conagra Brands Inc.	346	12,702
General Mills Inc.	484	22,293
Hershey Co. (The)	63	6,187
JM Smucker Co. (The)	61	6,778
Kellogg Co.	93	6,606
Kraft Heinz Co. (The)	228	13,737
Mondelez International Inc., Class A	735	31,884
Tyson Foods Inc., Class A	190	10,954

		131,217
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	287	18,810
Baxter International Inc.	116	8,404
Becton Dickinson and Co.	36	9,014
DENTSPLY SIRONA Inc.	101	4,859
Edwards Lifesciences Corp.(a)	27	3,846
Intuitive Surgical Inc.(a)	14	7,115
Medtronic PLC	497	44,844
Stryker Corp.	40	6,530

		103,422
HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna Inc.	136	25,621
AmerisourceBergen Corp.	112	9,165
Anthem Inc.	71	17,963
Cardinal Health Inc.	211	10,539
Cigna Corp.	75	13,457
CVS Health Corp.	1,008	65,379
DaVita Inc.(a)	83	5,833
Express Scripts Holding Co.(a)	292	23,202
HCA Healthcare Inc.	173	21,492
Henry Schein Inc.(a)	61	4,844
Humana Inc.	59	18,537

101

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. DIVIDEND AND BUYBACK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
McKesson Corp.	129	$16,202
Quest Diagnostics Inc.	62	6,679
UnitedHealth Group Inc.	172	43,554

		282,467
HOTELS, RESTAURANTS & LEISURE — 2.7%
Carnival Corp.	196	11,611
Darden Restaurants Inc.	44	4,705
Domino’s Pizza Inc.	27	7,092
Hilton Worldwide Holdings Inc.	64	5,034
Hyatt Hotels Corp., Class A	52	4,068
Las Vegas Sands Corp.	125	8,988
Marriott International Inc./MD, Class A	133	17,003
McDonald’s Corp.	541	85,229
Royal Caribbean Cruises Ltd.	42	4,736
Six Flags Entertainment Corp.	74	4,806
Starbucks Corp.	636	33,320
Yum! Brands Inc.	404	32,033

		218,625
HOUSEHOLD DURABLES — 0.3%
Newell Brands Inc.	204	5,343
NVR Inc.(a)	2	5,519
PulteGroup Inc.	239	6,809
Whirlpool Corp.	45	5,899

		23,570
HOUSEHOLD PRODUCTS — 2.3%
Church & Dwight Co. Inc.	115	6,428
Clorox Co. (The)	39	5,272
Colgate-Palmolive Co.	396	26,536
Kimberly-Clark Corp.	196	22,317
Procter & Gamble Co. (The)	1,564	126,496

		187,049
INDUSTRIAL CONGLOMERATES — 2.7%
3M Co.	227	48,196
General Electric Co.	9,522	129,785
Honeywell International Inc.	241	38,476

		216,457
INSURANCE — 4.1%
Aflac Inc.	372	17,313
Allstate Corp. (The)	178	16,931
American International Group Inc.	1,417	78,233
Aon PLC	142	20,384
Assurant Inc.	60	6,618
Assured Guaranty Ltd.	118	4,593
Axis Capital Holdings Ltd.	71	4,016
Chubb Ltd.	117	16,347
Everest Re Group Ltd.	15	3,275
Fidelity National Financial Inc.	93	3,766
Hartford Financial Services Group Inc. (The)	232	12,226
Lincoln National Corp.	131	8,921
Marsh & McLennan Companies Inc.	170	14,171
MetLife Inc.	711	32,521
Principal Financial Group Inc.	106	6,156
Prudential Financial Inc.	272	27,448
Torchmark Corp.	41	3,611
Travelers Companies Inc. (The)	169	21,994
Unum Group	135	5,364
White Mountains Insurance Group Ltd.	7	6,391
Willis Towers Watson PLC	40	6,377

Security	Shares	Value
XL Group Ltd.	160	$8,997

		325,653
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Booking Holdings Inc.(a)	7	14,201
Expedia Group Inc.	34	4,550
Qurate Retail Inc.(a)	320	6,813

		25,564
INTERNET SOFTWARE & SERVICES — 0.9%
Alphabet Inc., Class A(a)	15	18,408
Alphabet Inc., Class C, NVS(a)	15	18,259
eBay Inc.(a)	582	19,468
Facebook Inc., Class A(a)	79	13,634
VeriSign Inc.(a)	33	4,792

		74,561
IT SERVICES — 3.9%
Accenture PLC, Class A	207	32,981
Alliance Data Systems Corp.	28	6,297
Automatic Data Processing Inc.	134	18,089
Cognizant Technology Solutions Corp., Class A	186	15,159
Fidelity National Information Services Inc.	58	5,982
Fiserv Inc.(a)	140	10,567
International Business Machines Corp.	550	79,712
Mastercard Inc., Class A	183	36,234
Paychex Inc.	103	7,109
PayPal Holdings Inc.(a)	145	11,910
Visa Inc., Class A	543	74,250
Western Union Co. (The)	314	6,330
Worldpay Inc., Class A(a)	75	6,164

		310,784
LEISURE PRODUCTS — 0.1%
Hasbro Inc.	42	4,184

LIFE SCIENCES TOOLS & SERVICES — 0.2%
IQVIA Holdings Inc.(a)	110	13,413
Mettler-Toledo International Inc.(a)	7	4,148

		17,561
MACHINERY — 1.0%
Allison Transmission Holdings Inc.	136	6,392
Caterpillar Inc.	99	14,236
Cummins Inc.	64	9,140
Deere & Co.	25	3,620
Illinois Tool Works Inc.	133	19,063
Ingersoll-Rand PLC	106	10,442
PACCAR Inc.	56	3,680
Parker-Hannifin Corp.	35	5,917
Terex Corp.	134	5,912

		78,402
MEDIA — 3.4%
CBS Corp., Class B, NVS	367	19,330
Charter Communications Inc., Class A(a)	117	35,636
Comcast Corp., Class A	2,216	79,288
Discovery Inc., Class C, NVS(a)	258	6,334
Interpublic Group of Companies Inc. (The)	229	5,164
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	137	6,471
Omnicom Group Inc.	135	9,292
Sirius XM Holdings Inc.(c)	631	4,430
Twenty-First Century Fox Inc., Class A, NVS	189	8,505
Walt Disney Co. (The)	881	100,046

		274,496

102

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. DIVIDEND AND BUYBACK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
METALS & MINING — 0.1%
Nucor Corp.	70	$4,685

MULTI-UTILITIES — 0.3%
Ameren Corp.	64	3,972
CenterPoint Energy Inc.	157	4,471
Public Service Enterprise Group Inc.	144	7,425
WEC Energy Group Inc.	103	6,836

		22,704
MULTILINE RETAIL — 0.7%
Dollar General Corp.	94	9,226
Kohl’s Corp.	104	7,682
Macy’s Inc.	133	5,284
Target Corp.	439	35,419

		57,611
OIL, GAS & CONSUMABLE FUELS — 4.2%
Anadarko Petroleum Corp.	112	8,193
Apache Corp.	89	4,094
Chevron Corp.	524	66,165
ConocoPhillips	415	29,951
EOG Resources Inc.	35	4,513
Exxon Mobil Corp.	1,523	124,140
Kinder Morgan Inc./DE	631	11,219
Marathon Petroleum Corp.	187	15,115
Occidental Petroleum Corp.	239	20,059
ONEOK Inc.	54	3,804
Phillips 66	210	25,901
Valero Energy Corp.	188	22,250

		335,404
PERSONAL PRODUCTS — 0.1%
Estee Lauder Companies Inc. (The), Class A	58	7,827

PHARMACEUTICALS — 6.9%
Allergan PLC	611	112,479
Bristol-Myers Squibb Co.	631	37,071
Eli Lilly & Co.	239	23,616
Johnson & Johnson	1,203	159,421
Merck & Co. Inc.	1,278	84,182
Pfizer Inc.	3,211	128,215
Zoetis Inc.	72	6,227

		551,211
PROFESSIONAL SERVICES — 0.2%
IHS Markit Ltd.(a)	199	10,553
ManpowerGroup Inc.	42	3,917
Nielsen Holdings PLC	198	4,665

		19,135
ROAD & RAIL — 1.2%
CSX Corp.	348	24,597
Kansas City Southern	35	4,069
Norfolk Southern Corp.	94	15,886
Union Pacific Corp.	362	54,260

		98,812
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Analog Devices Inc.	54	5,192
Applied Materials Inc.	454	22,078
Broadcom Inc.	68	15,080
Intel Corp.	1,227	59,019

Security	Shares	Value
KLA-Tencor Corp.	33	$3,875
Lam Research Corp.	55	10,485
Marvell Technology Group Ltd.	176	3,751
Maxim Integrated Products Inc.	104	6,358
NVIDIA Corp.	41	10,039
QUALCOMM Inc.	586	37,557
Skyworks Solutions Inc.	73	6,904
Texas Instruments Inc.	322	35,845
Xilinx Inc.	100	7,207

		223,390
SOFTWARE — 3.9%
Adobe Systems Inc.(a)	35	8,564
ANSYS Inc.(a)	20	3,378
Autodesk Inc.(a)	34	4,367
CA Inc.	101	4,465
Cadence Design Systems Inc.(a)	78	3,439
CDK Global Inc.	99	6,182
Citrix Systems Inc.(a)	80	8,798
Electronic Arts Inc.(a)	32	4,120
Microsoft Corp.	2,072	219,798
Oracle Corp.	839	40,003
VMware Inc., Class A(a)	71	10,266

		313,380
SPECIALTY RETAIL — 3.3%
AutoZone Inc.(a)	14	9,877
Bed Bath & Beyond Inc.	224	4,196
Best Buy Co. Inc.	193	14,481
CarMax Inc.(a)	67	5,004
Foot Locker Inc.	92	4,490
Home Depot Inc. (The)	552	109,031
L Brands Inc.	227	7,189
Lowe’s Companies Inc.	402	39,935
O’Reilly Automotive Inc.(a)	61	18,666
RH(a)(c)	41	5,570
Ross Stores Inc.	127	11,104
Signet Jewelers Ltd.	156	9,007
TJX Companies Inc. (The)	229	22,273
Tractor Supply Co.	56	4,370

		265,193
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.5%
Apple Inc.	1,990	378,677
Hewlett Packard Enterprise Co.	1,789	27,622
HP Inc.	892	20,587
NetApp Inc.	105	8,140
Seagate Technology PLC	153	8,051

		443,077
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands Inc.	280	6,233
Michael Kors Holdings Ltd.(a)	104	6,940
NIKE Inc., Class B	521	40,070
VF Corp.	130	11,969

		65,212
TOBACCO — 1.6%
Altria Group Inc.	1,139	66,837
Philip Morris International Inc.	747	64,466

		131,303
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	73	4,156
WW Grainger Inc.	26	9,010

		13,166

103

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. DIVIDEND AND BUYBACK ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	94	$4,269

TOTAL COMMON STOCKS — 99.9%
(Cost: $7,756,603)		8,012,445

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(d)(e)	17,118	17,123
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(d)	23,218	23,218

		40,341

TOTAL SHORT-TERM INVESTMENTS — 0.5%
(Cost: $40,340)		40,341

TOTAL INVESTMENTS IN SECURITIES — 100.4%
(Cost: $7,796,943)		8,052,786
Other Assets, Less Liabilities — (0.4)%		(32,931)

NET ASSETS — 100.0%		$8,019,855

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

104

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. DIVIDEND AND BUYBACK ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 11/07/17	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,825	4,293	(a)	—	17,118	$17,123	$38	(b)	$4	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	14,269	8,949	(a)	—	23,218	23,218	77		—	—
BlackRock Inc.	42	—		(2)	40	20,110	121		(100)	(644)
PNC Financial Services Group Inc. (The)	203	20		—	223	32,297	212		—	(141)

						$92,748	$448		$(96)	$(784)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,012,445	$—	$—	$8,012,445
Money Market Funds	40,341	—	—	40,341

	$8,052,786	$—	$—	$8,052,786

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

105

Schedule of Investments (Unaudited)	iSHARES® U.S. ENERGY ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

ELECTRIC UTILITIES — 0.4%
OGE Energy Corp.	131,990	$4,783,317

ENERGY EQUIPMENT & SERVICES — 13.4%
Apergy Corp(a)(b)	51,146	2,096,986
Baker Hughes, a GE Co.	275,187	9,515,967
Core Laboratories NV	29,155	3,268,859
Dril-Quip Inc.(a)(b)	25,208	1,299,472
Ensco PLC, Class A	288,724	2,145,219
Halliburton Co.	578,902	24,557,023
Helmerich & Payne Inc.	71,961	4,414,807
Nabors Industries Ltd.	232,544	1,390,613
National Oilwell Varco Inc.(b)	252,462	12,274,703
Oceaneering International Inc.	65,041	1,779,522
Patterson-UTI Energy Inc.	146,591	2,521,365
Rowan Companies PLC, Class A(a)	75,878	1,098,713
Schlumberger Ltd.	915,381	61,806,525
Superior Energy Services Inc.(a)	102,126	1,004,920
TechnipFMC PLC	286,829	9,336,284
Transocean Ltd.(a)(b)	289,878	3,730,730
U.S. Silica Holdings Inc.	51,392	1,385,528
Weatherford International PLC(a)	658,717	2,233,051

		145,860,287
OIL, GAS & CONSUMABLE FUELS — 85.8%
Anadarko Petroleum Corp.	340,405	24,900,626
Andeavor	91,875	13,786,762
Antero Resources Corp.(a)	142,486	2,926,662
Apache Corp.	252,546	11,617,116
Cabot Oil & Gas Corp.	298,367	7,011,625
Cheniere Energy Inc.(a)(b)	136,847	8,689,785
Chesapeake Energy Corp.(a)(b)	602,587	2,844,211
Chevron Corp.	1,262,884	159,464,363
Cimarex Energy Co.	63,059	6,217,617
CNX Resources Corp.(a)	129,615	2,110,132
Concho Resources Inc.(a)	125,252	18,268,004
ConocoPhillips	773,250	55,805,452
Continental Resources Inc./OK(a)(b)	57,157	3,650,618
Devon Energy Corp.	345,904	15,569,139
Diamondback Energy Inc.	65,177	8,600,105
Energen Corp.(a)	64,388	4,776,302
EOG Resources Inc.	382,553	49,326,384
EQT Corp.	166,688	8,281,060
Exxon Mobil Corp.	2,798,000	228,064,980
Gulfport Energy Corp.(a)	103,855	1,195,371
Hess Corp.	173,046	11,357,009
HollyFrontier Corp.	116,678	8,701,845
Kinder Morgan Inc./DE	1,253,817	22,292,866
Marathon Oil Corp.	563,850	11,908,512
Marathon Petroleum Corp.	305,246	24,673,034
Murphy Oil Corp.	107,498	3,575,383

Security	Shares	Value
Newfield Exploration Co.(a)(b)	131,987	$3,790,667
Noble Energy Inc.	320,157	11,554,466
Oasis Petroleum Inc.(a)	176,146	2,152,504
Occidental Petroleum Corp.	506,078	42,475,127
ONEOK Inc.	271,675	19,136,787
Parsley Energy Inc., Class A(a)	170,171	5,348,475
PBF Energy Inc., Class A	74,169	3,463,692
PDC Energy Inc.(a)	43,665	2,750,022
Phillips 66	277,368	34,210,569
Pioneer Natural Resources Co.	112,635	21,318,426
QEP Resources Inc.(a)	157,058	1,631,833
Range Resources Corp.(b)	149,888	2,312,772
SemGroup Corp., Class A	44,101	1,109,140
SM Energy Co.(b)	67,802	1,865,233
Southwestern Energy Co.(a)(b)	336,946	1,731,902
Targa Resources Corp.	145,051	7,407,755
Valero Energy Corp.	284,782	33,703,950
Whiting Petroleum Corp.(a)(b)	60,096	2,983,766
Williams Companies Inc. (The)	546,987	16,272,863
World Fuel Services Corp.	44,623	1,241,858
WPX Energy Inc.(a)	264,102	4,957,195

		937,033,965
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
First Solar Inc.(a)(b)	54,005	2,827,162

TOTAL COMMON STOCKS — 99.9%
(Cost: $1,257,366,096)		1,090,504,731

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	19,055,085	19,060,802
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	1,238,380	1,238,380

		20,299,182

TOTAL SHORT-TERM INVESTMENTS — 1.8%
(Cost: $20,294,397)		20,299,182

TOTAL INVESTMENTS IN SECURITIES — 101.7%
(Cost: $1,277,660,493)		1,110,803,913
Other Assets, Less Liabilities — (1.7)%		(18,758,259)

NET ASSETS — 100.0%		$1,092,045,654

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

106

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. ENERGY ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,611,186	2,443,899	19,055,085	$19,060,802	$18,721	(a)	$382	$3,123
BlackRock Cash Funds: Treasury, SL Agency Shares	1,597,838	(359,458)	1,238,380	1,238,380	5,542		—	—

				$20,299,182	$24,263		$382	$3,123

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,090,504,731	$—	$—	$1,090,504,731
Money Market Funds	20,299,182	—	—	20,299,182

	$1,110,803,913	$—	$—	$1,110,803,913

107

Schedule of Investments (Unaudited)	iSHARES® U.S. FINANCIAL SERVICES ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

BANKS — 54.3%
Associated Banc-Corp.	89,779	$2,424,033
BancorpSouth Bank	43,760	1,439,704
Bank of America Corp.	5,021,519	155,064,507
Bank of Hawaii Corp.	22,572	1,816,820
Bank OZK	64,443	2,635,719
BankUnited Inc.	56,617	2,200,137
BB&T Corp.	415,239	21,098,294
BOK Financial Corp.	13,275	1,292,056
Cathay General Bancorp.	40,826	1,697,953
Chemical Financial Corp.	37,987	2,157,662
CIT Group Inc.	64,101	3,392,866
Citigroup Inc.	1,357,909	97,620,078
Citizens Financial Group Inc.	258,155	10,269,406
Comerica Inc.	91,598	8,879,510
Commerce Bancshares Inc./MO	50,044	3,342,939
Cullen/Frost Bankers Inc.	30,838	3,407,291
East West Bancorp. Inc.	77,045	4,987,893
Fifth Third Bancorp.	365,069	10,802,392
First Citizens BancShares Inc./NC, Class A	4,647	1,890,493
First Financial Bankshares Inc.	35,852	2,029,223
First Horizon National Corp.	173,701	3,107,511
First Republic Bank/CA	86,189	8,520,644
FNB Corp./PA	172,787	2,216,857
Fulton Financial Corp.	93,109	1,615,441
Glacier Bancorp. Inc.	42,108	1,798,012
Hancock Whitney Corp.	45,497	2,286,224
Home BancShares Inc./AR	83,909	1,945,850
Huntington Bancshares Inc./OH	588,641	9,088,617
IBERIABANK Corp.	30,253	2,514,024
International Bancshares Corp.	28,995	1,288,828
Investors Bancorp. Inc.	133,558	1,672,146
JPMorgan Chase & Co.	1,813,137	208,420,098
KeyCorp	565,365	11,799,168
M&T Bank Corp.	77,342	13,407,236
MB Financial Inc.	44,920	2,176,374
PacWest Bancorp.	66,494	3,339,329
People’s United Financial Inc.	184,732	3,367,664
Pinnacle Financial Partners Inc.	39,458	2,466,125
PNC Financial Services Group Inc. (The)(a)	250,021	36,210,541
Popular Inc.	54,333	2,696,547
Prosperity Bancshares Inc.	37,256	2,613,508
Regions Financial Corp.	598,125	11,131,106
Signature Bank/New York NY	28,517	3,128,600
Sterling Bancorp./DE	120,350	2,671,770
SunTrust Banks Inc.	247,533	17,839,703
SVB Financial Group(b)	28,221	8,688,681
Synovus Financial Corp.	63,004	3,113,658
TCF Financial Corp.	89,463	2,246,416
Texas Capital Bancshares Inc.(b)	26,519	2,407,925
Trustmark Corp.	35,913	1,263,778
U.S. Bancorp.	830,922	44,047,175
UMB Financial Corp.	23,358	1,679,207
Umpqua Holdings Corp.	117,284	2,498,149
United Bankshares Inc./WV	56,107	2,073,154
Valley National Bancorp.	141,277	1,645,877
Webster Financial Corp.	49,144	3,171,262
Wells Fargo & Co.	2,335,446	133,797,701
Western Alliance Bancorp.(b)	51,963	2,947,341

Security	Shares	Value
Wintrust Financial Corp.	29,897	$2,622,864
Zions BanCorp.	104,808	5,418,574

		913,392,661
CAPITAL MARKETS — 25.0%
Affiliated Managers Group Inc.	28,880	4,621,089
Ameriprise Financial Inc.	77,011	11,218,192
Bank of New York Mellon Corp. (The)	538,213	28,778,249
BGC Partners Inc., Class A	141,930	1,524,328
BlackRock Inc.(a)	65,677	33,019,769
Cboe Global Markets Inc.	59,813	5,809,637
Charles Schwab Corp. (The)	639,446	32,650,113
CME Group Inc.	181,331	28,853,389
E*TRADE Financial Corp.(b)	140,606	8,409,645
Eaton Vance Corp., NVS	63,468	3,372,055
Evercore Inc., Class A	21,734	2,455,942
FactSet Research Systems Inc.	20,722	4,172,582
Federated Investors Inc., Class B	51,035	1,235,047
Franklin Resources Inc.	169,468	5,816,142
Goldman Sachs Group Inc. (The)	187,065	44,414,843
Intercontinental Exchange Inc.	308,455	22,797,909
Invesco Ltd.	218,409	5,894,859
Janus Henderson Group PLC	96,283	3,134,012
Lazard Ltd., Class A	69,240	3,759,732
Legg Mason Inc.	45,600	1,556,328
LPL Financial Holdings Inc.	47,560	3,152,752
MarketAxess Holdings Inc.	20,056	3,886,251
Moody’s Corp.	88,907	15,213,766
Morgan Stanley	725,888	36,700,897
MSCI Inc.	47,434	7,883,056
Nasdaq Inc.	62,143	5,679,870
Northern Trust Corp.	112,625	12,300,902
Raymond James Financial Inc.	69,202	6,338,211
S&P Global Inc.	133,824	26,823,683
SEI Investments Co.	69,758	4,181,294
State Street Corp.	194,590	17,184,243
Stifel Financial Corp.	38,063	2,098,413
T Rowe Price Group Inc.	128,945	15,354,771
TD Ameritrade Holding Corp.	145,092	8,292,008
Waddell & Reed Financial Inc., Class A	44,059	912,462

		419,496,441
CONSUMER FINANCE — 6.0%
Ally Financial Inc.	228,653	6,118,754
American Express Co.	380,278	37,845,267
Capital One Financial Corp.	259,039	24,432,559
Credit Acceptance Corp.(b)(c)	6,765	2,595,054
Discover Financial Services	185,840	13,270,834
LendingClub Corp.(b)	200,891	827,671
Navient Corp.	141,182	1,865,014
PRA Group Inc.(b)(c)	23,934	938,213
SLM Corp.(b)	232,200	2,621,538
Synchrony Financial	377,813	10,933,908

		101,448,812
INSURANCE — 0.4%
Fidelity National Financial Inc.	146,004	5,913,162

IT SERVICES — 13.5%
Mastercard Inc., Class A	488,314	96,686,172
Visa Inc., Class A	951,181	130,064,490

		226,750,662

108

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. FINANCIAL SERVICES ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.7%
Capitol Federal Financial Inc.	73,104	$955,469
Essent Group Ltd.(b)	43,926	1,686,759
MGIC Investment Corp.(b)	198,123	2,472,575
New York Community Bancorp. Inc.	261,668	2,818,165
Radian Group Inc.	114,362	2,190,032
Washington Federal Inc.	45,066	1,511,964

		11,634,964

TOTAL COMMON STOCKS — 99.9%
(Cost: $1,449,156,251)		1,678,636,702

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(a)(d)(e)	1,967,317	1,967,907
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(d)	1,884,410	1,884,410

		3,852,317

TOTAL SHORT-TERM INVESTMENTS — 0.2%
(Cost: $3,852,018)		3,852,317

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost: $1,453,008,269)		1,682,489,019
Other Assets, Less Liabilities — (0.1)%		(1,472,861)

NET ASSETS — 100.0%		$1,681,016,158

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

109

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. FINANCIAL SERVICES ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased		Shares sold		Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,169,217	—		(2,201,900	)(a)	1,967,317	$1,967,907	$21,457	(b)	$5,862	$53
BlackRock Cash Funds: Treasury, SL Agency Shares	790,407	1,094,003	(a)	—		1,884,410	1,884,410	7,755		—	—
BlackRock Inc.	66,052	8,565		(8,940)		65,677	33,019,769	212,524		1,366,591	(2,714,065)
PNC Financial Services Group Inc. (The)	251,710	32,355		(34,044)		250,021	36,210,541	237,156		1,491,168	(1,936,088)

							$73,082,627	$478,892		$2,863,621	$(4,650,100)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,678,636,702	$—	$—	$1,678,636,702
Money Market Funds	3,852,317	—	—	3,852,317

	$1,682,489,019	$—	$—	$1,682,489,019

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

110

Schedule of Investments (Unaudited)	iSHARES® U.S. FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

BANKS — 32.2%
Associated Banc-Corp.	60,706	$1,639,062
BancorpSouth Bank	29,245	962,161
Bank of America Corp.	3,360,765	103,780,423
Bank of Hawaii Corp.	15,089	1,214,514
Bank OZK	45,834	1,874,611
BankUnited Inc.	37,965	1,475,320
BB&T Corp.	277,908	14,120,505
BOK Financial Corp.	8,891	865,361
Cathay General Bancorp.	27,525	1,144,765
Chemical Financial Corp.	25,665	1,457,772
CIT Group Inc.	42,843	2,267,680
Citigroup Inc.	908,901	65,340,893
Citizens Financial Group Inc.	173,057	6,884,207
Comerica Inc.	61,458	5,957,739
Commerce Bancshares Inc./MO	33,607	2,244,948
Cullen/Frost Bankers Inc.	20,714	2,288,690
East West Bancorp. Inc.	51,689	3,346,346
Fifth Third Bancorp.	244,686	7,240,259
First Citizens BancShares Inc./NC, Class A	3,129	1,272,940
First Financial Bankshares Inc.	23,900	1,352,740
First Horizon National Corp.	116,696	2,087,691
First Republic Bank/CA(a)	57,818	5,715,887
FNB Corp./PA	115,909	1,487,112
Fulton Financial Corp.	63,372	1,099,504
Glacier Bancorp. Inc.	28,445	1,214,602
Hancock Whitney Corp.	30,419	1,528,555
Home BancShares Inc./AR	56,370	1,307,220
Huntington Bancshares Inc./OH	394,844	6,096,391
IBERIABANK Corp.	20,377	1,693,329
International Bancshares Corp.	19,410	862,775
Investors Bancorp. Inc.	90,345	1,131,119
JPMorgan Chase & Co.	1,213,484	139,489,986
KeyCorp	378,822	7,906,015
M&T Bank Corp.	51,788	8,977,450
MB Financial Inc.	30,190	1,462,705
PacWest Bancorp.	44,791	2,249,404
People’s United Financial Inc.	124,102	2,262,379
Pinnacle Financial Partners Inc.	26,493	1,655,812
PNC Financial Services Group Inc. (The)(b)	167,332	24,234,694
Popular Inc.	36,767	1,824,746
Prosperity Bancshares Inc.	24,978	1,752,207
Regions Financial Corp.	400,904	7,460,823
Signature Bank/New York NY	19,165	2,102,592
Sterling Bancorp./DE	80,841	1,794,670
SunTrust Banks Inc.	165,678	11,940,413
SVB Financial Group(c)	18,937	5,830,324
Synovus Financial Corp.	42,656	2,108,060
TCF Financial Corp.	60,012	1,506,901
Texas Capital Bancshares Inc.(c)	17,835	1,619,418
Trustmark Corp.	24,482	861,522
U.S. Bancorp.	556,234	29,485,964
UMB Financial Corp.	15,885	1,141,973
Umpqua Holdings Corp.	79,092	1,684,660
United Bankshares Inc./WV	37,811	1,397,116
Valley National Bancorp.	96,028	1,118,726
Webster Financial Corp.	32,981	2,128,264
Wells Fargo & Co.	1,563,159	89,553,379
Western Alliance Bancorp.(c)	34,795	1,973,572

Security	Shares	Value
Wintrust Financial Corp.	20,105	$1,763,812
Zions BanCorp.	70,339	3,636,526

		611,879,234
CAPITAL MARKETS — 14.8%
Affiliated Managers Group Inc.	19,390	3,102,594
Ameriprise Financial Inc.	51,602	7,516,863
Bank of New York Mellon Corp. (The)	360,210	19,260,429
BGC Partners Inc., Class A	94,888	1,019,097
BlackRock Inc.(b)	43,955	22,098,816
Cboe Global Markets Inc.	40,231	3,907,637
Charles Schwab Corp. (The)	427,963	21,851,791
CME Group Inc.	121,360	19,310,803
E*TRADE Financial Corp.(c)	94,340	5,642,475
Eaton Vance Corp., NVS	42,834	2,275,770
Evercore Inc., Class A	14,678	1,658,614
FactSet Research Systems Inc.	13,883	2,795,481
Federated Investors Inc., Class B	37,728	913,018
Franklin Resources Inc.	113,681	3,901,532
Goldman Sachs Group Inc. (The)	125,198	29,725,761
Intercontinental Exchange Inc.	206,440	15,257,980
Invesco Ltd.	146,561	3,955,681
Janus Henderson Group PLC	64,825	2,110,054
Lazard Ltd., Class A	46,306	2,514,416
Legg Mason Inc.	30,730	1,048,815
LPL Financial Holdings Inc.	31,946	2,117,700
MarketAxess Holdings Inc.	13,467	2,609,501
Moody’s Corp.	59,503	10,182,153
Morgan Stanley	485,941	24,569,177
MSCI Inc.	31,827	5,289,329
Nasdaq Inc.	41,675	3,809,095
Northern Trust Corp.	75,444	8,239,994
Raymond James Financial Inc.	46,299	4,240,525
S&P Global Inc.	89,565	17,952,409
SEI Investments Co.	46,801	2,805,252
State Street Corp.	130,306	11,507,323
Stifel Financial Corp.	25,650	1,414,085
T Rowe Price Group Inc.	86,351	10,282,677
TD Ameritrade Holding Corp.	97,350	5,563,552
Waddell & Reed Financial Inc., Class A	29,483	610,593

		281,060,992
CONSUMER FINANCE — 3.6%
Ally Financial Inc.	153,347	4,103,566
American Express Co.	254,571	25,334,906
Capital One Financial Corp.	173,433	16,358,200
Credit Acceptance Corp.(c)	4,567	1,751,901
Discover Financial Services	124,443	8,886,475
LendingClub Corp.(c)	137,573	566,801
Navient Corp.	94,724	1,251,304
PRA Group Inc.(a)(c)	16,198	634,962
SLM Corp.(c)	155,219	1,752,422
Synchrony Financial	253,130	7,325,582

		67,966,119
DIVERSIFIED FINANCIAL SERVICES — 7.3%
Berkshire Hathaway Inc., Class B(c)	685,982	135,735,258
Voya Financial Inc.	60,196	3,041,102

		138,776,360
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 18.1%
Acadia Realty Trust	29,795	806,849
Alexander & Baldwin Inc.(a)	24,763	593,074

111

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Alexandria Real Estate Equities Inc.	36,706	$4,677,813
American Campus Communities Inc.	48,930	2,018,363
American Homes 4 Rent, Class A	92,670	2,051,714
American Tower Corp.	157,453	23,340,833
Apartment Investment & Management Co., Class A	56,122	2,393,603
Apple Hospitality REIT Inc.	77,220	1,389,188
AvalonBay Communities Inc.	49,289	8,716,760
Boston Properties Inc.	55,107	6,917,582
Brandywine Realty Trust	63,683	1,050,133
Brixmor Property Group Inc.	108,589	1,920,939
Camden Property Trust(a)	33,097	3,064,451
Columbia Property Trust Inc.(a)	42,581	987,028
CoreCivic Inc.	42,275	1,083,931
CoreSite Realty Corp.	12,305	1,379,391
Corporate Office Properties Trust	36,281	1,078,997
Cousins Properties Inc.	149,118	1,389,780
Crown Castle International Corp.	147,845	16,385,661
CubeSmart	65,051	1,974,948
CyrusOne Inc.	35,365	2,189,801
DCT Industrial Trust Inc.	33,724	2,255,124
DiamondRock Hospitality Co.	80,543	960,073
Digital Realty Trust Inc.	73,455	8,918,906
Douglas Emmett Inc.	56,513	2,194,965
Duke Realty Corp.	127,336	3,708,024
EastGroup Properties Inc.	13,841	1,319,324
Education Realty Trust Inc.	28,650	1,184,964
EPR Properties	23,134	1,538,180
Equinix Inc.	28,319	12,439,970
Equity Commonwealth(c)	43,303	1,396,089
Equity LifeStyle Properties Inc.	31,655	2,880,288
Equity Residential	131,325	8,592,595
Essex Property Trust Inc.	23,541	5,660,433
Extra Space Storage Inc.	44,966	4,225,455
Federal Realty Investment Trust	26,112	3,277,056
First Industrial Realty Trust Inc.	44,732	1,456,027
Forest City Realty Trust Inc., Class A	95,314	2,379,991
Four Corners Property Trust Inc.	24,112	600,389
Gaming and Leisure Properties Inc.	71,619	2,601,202
GEO Group Inc. (The)	44,311	1,146,769
GGP Inc.	225,472	4,807,063
Gramercy Property Trust	57,310	1,569,721
HCP Inc.	167,520	4,338,768
Healthcare Realty Trust Inc.(a)	44,352	1,317,698
Healthcare Trust of America Inc., Class A	73,495	2,007,883
Highwoods Properties Inc.	37,033	1,818,691
Hospitality Properties Trust	59,039	1,669,033
Host Hotels & Resorts Inc.	265,013	5,549,372
Hudson Pacific Properties Inc.(a)	55,886	1,914,654
Iron Mountain Inc.	100,345	3,523,113
JBG SMITH Properties	33,666	1,228,809
Kilroy Realty Corp.	35,249	2,571,415
Kimco Realty Corp.	151,569	2,529,687
Kite Realty Group Trust	30,107	507,905
Lamar Advertising Co., Class A	30,107	2,216,778
LaSalle Hotel Properties	39,366	1,364,819
Lexington Realty Trust	79,005	694,454
Liberty Property Trust	52,700	2,258,722
Life Storage Inc.	16,694	1,601,956
Macerich Co. (The)(a)	38,723	2,286,980
Mack-Cali Realty Corp.	32,912	640,797

Security	Shares	Value
Medical Properties Trust Inc.	130,789	$1,884,669
Mid-America Apartment Communities Inc.	40,593	4,090,963
National Health Investors Inc.	15,009	1,123,274
National Retail Properties Inc.	54,443	2,428,702
Omega Healthcare Investors Inc.(a)	70,921	2,105,644
Outfront Media Inc.	50,075	1,064,094
Paramount Group Inc.	73,655	1,137,233
Park Hotels & Resorts Inc.(a)	71,816	2,246,404
Pebblebrook Hotel Trust(a)	24,663	950,759
Physicians Realty Trust	64,919	1,023,123
Piedmont Office Realty Trust Inc., Class A	45,707	904,084
PotlatchDeltic Corp.	21,527	1,006,387
Prologis Inc.	190,049	12,471,015
Public Storage	53,432	11,639,093
Rayonier Inc.	46,322	1,621,733
Realty Income Corp.	101,644	5,668,686
Regency Centers Corp.	52,571	3,345,093
Retail Properties of America Inc., Class A	78,255	982,100
Retail Value Inc.(a)(c)	5,985	197,744
RLJ Lodging Trust	62,870	1,420,233
Ryman Hospitality Properties Inc.	18,478	1,570,815
Sabra Health Care REIT Inc.	63,629	1,375,023
SBA Communications Corp.(c)	41,141	6,510,563
Senior Housing Properties Trust	84,748	1,511,904
Simon Property Group Inc.	110,375	19,449,179
SL Green Realty Corp.	31,538	3,251,883
Spirit MTA REIT(c)	16,171	161,548
Spirit Realty Capital Inc.	152,773	1,278,710
STORE Capital Corp.(a)	61,461	1,687,104
Sun Communities Inc.	28,549	2,768,111
Sunstone Hotel Investors Inc.	81,130	1,319,985
Tanger Factory Outlet Centers Inc.	34,533	823,612
Taubman Centers Inc.	21,891	1,358,337
UDR Inc.	95,856	3,688,539
Uniti Group Inc.(c)	58,918	1,041,670
Urban Edge Properties	38,411	871,161
Ventas Inc.	127,161	7,169,337
VEREIT Inc.	346,202	2,641,521
Vornado Realty Trust	61,690	4,436,745
Washington Prime Group Inc.(a)	66,703	535,625
Washington REIT	28,482	868,416
Weingarten Realty Investors	42,615	1,287,825
Welltower Inc.	132,683	8,305,956
Weyerhaeuser Co.	269,848	9,223,405
WP Carey Inc.	38,219	2,498,758
Xenia Hotels & Resorts Inc.	38,219	932,161

		344,443,907
INSURANCE — 13.7%
Aflac Inc.	275,919	12,841,270
Alleghany Corp.	5,460	3,435,814
Allstate Corp. (The)	125,272	11,915,873
American Financial Group Inc./OH	24,743	2,788,289
American International Group Inc.	319,941	17,663,943
AmTrust Financial Services Inc.	33,883	490,626
Aon PLC	87,147	12,509,952
Arch Capital Group Ltd.(a)(c)	145,267	4,439,359
Arthur J Gallagher & Co.	65,002	4,637,893
Aspen Insurance Holdings Ltd.	21,499	869,635
Assurant Inc.	19,051	2,101,325
Assured Guaranty Ltd.	40,078	1,559,836

112

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. FINANCIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Athene Holding Ltd., Class A, NVS(c)	45,234	$2,074,884
Axis Capital Holdings Ltd.	29,850	1,688,316
Brighthouse Financial Inc.(c)	42,703	1,854,591
Brown & Brown Inc.	82,113	2,402,626
Chubb Ltd.	166,015	23,195,616
Cincinnati Financial Corp.	53,263	4,028,281
CNO Financial Group Inc.	59,822	1,217,378
Erie Indemnity Co., Class A, NVS	6,627	823,338
Everest Re Group Ltd.	14,607	3,189,438
Fidelity National Financial Inc.	97,935	3,966,367
First American Financial Corp.	44,430	2,488,080
Genworth Financial Inc., Class A(c)	67,478	310,399
Hanover Insurance Group Inc. (The)	15,257	1,913,533
Hartford Financial Services Group Inc. (The)	127,863	6,738,380
Kemper Corp.	23,887	1,906,183
Lincoln National Corp.	77,948	5,308,259
Loews Corp.	93,351	4,740,364
Markel Corp.(c)	4,961	5,804,370
Marsh & McLennan Companies Inc.	180,834	15,074,322
Mercury General Corp.	13,102	673,836
MetLife Inc.	362,298	16,571,510
Old Republic International Corp.	89,034	1,897,315
Primerica Inc.	17,524	2,011,755
Principal Financial Group Inc.	95,270	5,533,282
ProAssurance Corp.	18,941	782,263
Progressive Corp. (The)	207,563	12,455,856
Prudential Financial Inc.	149,690	15,105,218
Reinsurance Group of America Inc.	22,890	3,238,935
RenaissanceRe Holdings Ltd.	14,353	1,892,443
RLI Corp.	13,894	1,038,715
Torchmark Corp.	37,721	3,322,088
Travelers Companies Inc. (The)	96,322	12,535,345
Unum Group	79,140	3,144,232
White Mountains Insurance Group Ltd.	1,091	996,116
Willis Towers Watson PLC	47,057	7,501,827
WR Berkley Corp.	34,357	2,604,604
XL Group Ltd.	92,378	5,194,415

		260,478,295
IT SERVICES — 8.0%
Mastercard Inc., Class A	326,780	64,702,440
Visa Inc., Class A	636,601	87,048,821

		151,751,261
MORTGAGE REAL ESTATE INVESTMENT — 0.9%
AGNC Investment Corp.	150,361	2,927,529
Annaly Capital Management Inc.	413,496	4,432,677
Blackstone Mortgage Trust Inc., Class A(a)	38,682	1,281,921
Chimera Investment Corp.	66,662	1,273,244
Invesco Mortgage Capital Inc.	40,010	663,766

Security	Shares	Value
MFA Financial Inc.	143,881	$1,158,242
New Residential Investment Corp.	119,958	2,146,049
Starwood Property Trust Inc.	93,538	2,136,408
Two Harbors Investment Corp.	88,594	1,373,207

		17,393,043
PROFESSIONAL SERVICES — 0.3%
CoStar Group Inc.(c)	13,006	5,408,545

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group Inc., Class A(c)	108,130	5,384,874
Howard Hughes Corp. (The)(c)	13,887	1,882,383
Jones Lang LaSalle Inc.(a)	16,222	2,774,124
Realogy Holdings Corp.	45,451	994,014

		11,035,395
THRIFTS & MORTGAGE FINANCE — 0.4%
Capitol Federal Financial Inc.	49,564	647,802
Essent Group Ltd.(c)	29,431	1,130,150
MGIC Investment Corp.(c)	133,329	1,663,946
New York Community Bancorp. Inc.	174,981	1,884,545
Radian Group Inc.	77,485	1,483,838
Washington Federal Inc.	30,107	1,010,090

		7,820,371

TOTAL COMMON STOCKS — 99.9%
(Cost: $1,805,329,433)		1,898,013,522

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(b)(d)(e)	13,821,348	13,825,495
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(d)	1,679,852	1,679,852

		15,505,347

TOTAL SHORT-TERM INVESTMENTS — 0.8%
(Cost: $15,502,293)		15,505,347

TOTAL INVESTMENTS IN SECURITIES — 100.7%
(Cost: $1,820,831,726)		1,913,518,869
Other Assets, Less Liabilities — (0.7)%		(13,884,298)

NET ASSETS — 100.0%		$1,899,634,571

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

113

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. FINANCIALS ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Shares purchased	Shares sold		Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,648,781	—	(1,827,433	)(a)	13,821,348	$13,825,495	$17,775	(b)	$4,374	$1,489
BlackRock Cash Funds: Treasury, SL Agency Shares	3,177,697	—	(1,497,845	)(a)	1,679,852	1,679,852	12,129		—	—
BlackRock Inc.	54,820	2,000	(12,865)		43,955	22,098,816	146,503		1,851,203	(2,687,534)
PNC Financial Services Group Inc. (The)	208,888	7,573	(49,129)		167,332	24,234,694	170,047		1,967,526	(2,162,750)

						$61,838,857	$346,454		$3,823,103	$(4,848,795)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,898,013,522	$—	$—	$1,898,013,522
Money Market Funds	15,505,347	—	—	15,505,347

	$1,913,518,869	$—	$—	$1,913,518,869

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

114

Schedule of Investments (Unaudited)	iSHARES® U.S. HEALTHCARE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

BIOTECHNOLOGY — 19.8%
AbbVie Inc.	853,361	$78,705,485
ACADIA Pharmaceuticals Inc.(a)(b)	56,278	849,235
Agios Pharmaceuticals Inc.(a)(b)	27,985	2,418,184
Alexion Pharmaceuticals Inc.(a)	125,288	16,658,292
Alkermes PLC(a)	87,304	3,828,280
Alnylam Pharmaceuticals Inc.(a)	46,931	4,458,445
Amgen Inc.	375,018	73,709,788
Biogen Inc.(a)	118,821	39,730,178
BioMarin Pharmaceutical Inc.(a)(b)	99,503	10,006,022
Bluebird Bio Inc.(a)	28,192	4,366,941
Celgene Corp.(a)	398,014	35,857,081
Clovis Oncology Inc.(a)(b)	29,686	1,310,340
Dyax Corp.(a)(c)	95,647	219,032
Exact Sciences Corp.(a)	68,550	4,006,747
Exelixis Inc.(a)	159,290	3,297,303
Gilead Sciences Inc.	732,168	56,984,635
Incyte Corp.(a)	99,065	6,591,785
Intercept Pharmaceuticals Inc.(a)	11,803	1,075,725
Intrexon Corp.(a)(b)	38,262	560,921
Ionis Pharmaceuticals Inc.(a)(b)	70,900	3,096,912
Ligand Pharmaceuticals Inc.(a)	12,042	2,629,130
Myriad Genetics Inc.(a)	39,257	1,717,494
Neurocrine Biosciences Inc.(a)(b)	50,582	5,082,985
OPKO Health Inc.(a)(b)	207,451	1,165,875
Portola Pharmaceuticals Inc.(a)(b)	37,182	1,331,116
Radius Health Inc.(a)(b)	23,369	560,856
Regeneron Pharmaceuticals Inc.(a)	43,553	16,027,940
Seattle Genetics Inc.(a)	59,873	4,215,059
TESARO Inc.(a)(b)	21,465	747,626
Ultragenyx Pharmaceutical Inc.(a)(b)	26,140	2,067,935
United Therapeutics Corp.(a)	24,591	3,022,480
Vertex Pharmaceuticals Inc.(a)	143,492	25,118,275

		411,418,102
HEALTH CARE EQUIPMENT & SUPPLIES — 21.8%
Abbott Laboratories	987,212	64,701,874
ABIOMED Inc.(a)	23,796	8,436,396
Align Technology Inc.(a)	40,615	14,485,340
Avanos Medical Inc.(a)	26,006	1,435,531
Baxter International Inc.	277,409	20,098,282
Becton Dickinson and Co.	150,460	37,670,670
Boston Scientific Corp.(a)	776,966	26,113,827
Cooper Companies Inc. (The)	27,603	7,190,582
Danaher Corp.	346,162	35,509,298
DENTSPLY SIRONA Inc.	128,026	6,159,331
DexCom Inc.(a)(b)	49,550	4,713,692
Edwards Lifesciences Corp.(a)	118,689	16,907,248
Haemonetics Corp.(a)	29,492	2,879,599
Hill-Rom Holdings Inc.	37,436	3,526,471
Hologic Inc.(a)	153,713	6,595,825
IDEXX Laboratories Inc.(a)	48,909	11,979,281
Integra LifeSciences Holdings Corp.(a)(b)	39,845	2,483,539
Intuitive Surgical Inc.(a)	63,793	32,418,965
Masimo Corp.(a)	26,910	2,675,392
Medtronic PLC	762,553	68,805,157
NuVasive Inc.(a)	28,814	1,672,653
ResMed Inc.	80,375	8,502,067
STERIS PLC	47,651	5,454,610
Stryker Corp.	180,971	29,543,516

Security	Shares	Value
Teleflex Inc.	25,645	$6,993,648
Varian Medical Systems Inc.(a)	51,514	5,947,291
West Pharmaceutical Services Inc.	41,389	4,538,304
Zimmer Biomet Holdings Inc.	114,464	14,367,521

		451,805,910
HEALTH CARE PROVIDERS & SERVICES — 20.9%
Acadia Healthcare Co. Inc.(a)	46,455	1,834,044
Aetna Inc.	184,188	34,699,177
Anthem Inc.	143,700	36,356,100
Brookdale Senior Living Inc.(a)(b)	106,816	1,024,366
Centene Corp.(a)	115,539	15,058,198
Chemed Corp.	9,001	2,844,586
Cigna Corp.	136,979	24,576,772
CVS Health Corp.	572,468	37,130,275
DaVita Inc.(a)	78,575	5,522,251
Encompass Health Corp.	55,818	4,221,515
Envision Healthcare Corp.(a)	68,455	3,029,818
Express Scripts Holding Co.(a)	316,300	25,133,198
HCA Healthcare Inc.	157,347	19,547,218
Henry Schein Inc.(a)	86,730	6,887,229
Humana Inc.	77,528	24,357,747
Laboratory Corp. of America Holdings(a)	57,604	10,100,285
LifePoint Health Inc.(a)	21,908	1,419,639
Magellan Health Inc.(a)	13,915	1,012,316
McKesson Corp.	113,778	14,290,517
MEDNAX Inc.(a)	53,376	2,283,959
Molina Healthcare Inc.(a)(b)	26,833	2,793,047
Owens & Minor Inc.	35,394	667,885
Patterson Companies Inc.	45,833	1,123,825
Quest Diagnostics Inc.	76,476	8,237,995
Tenet Healthcare Corp.(a)	46,118	1,735,420
UnitedHealth Group Inc.	541,124	137,023,419
Universal Health Services Inc., Class B	49,052	5,989,249
WellCare Health Plans Inc.(a)	23,315	6,234,897

		435,134,947
LIFE SCIENCES TOOLS & SERVICES — 6.6%
Agilent Technologies Inc.	180,166	11,898,163
Bio-Rad Laboratories Inc., Class A(a)	11,438	3,507,463
Bio-Techne Corp.	21,224	3,409,423
Bruker Corp.	57,448	1,861,315
Charles River Laboratories International Inc.(a)	27,067	3,364,428
Illumina Inc.(a)	82,775	26,848,899
IQVIA Holdings Inc.(a)	91,136	11,113,124
Mettler-Toledo International Inc.(a)	14,296	8,470,523
PRA Health Sciences Inc.(a)	28,596	3,006,584
Syneos Health Inc.(a)	31,255	1,540,090
Thermo Fisher Scientific Inc.	226,542	53,130,895
Waters Corp.(a)(b)	44,111	8,701,777

		136,852,684
PHARMACEUTICALS — 30.7%
Akorn Inc.(a)(b)	52,706	976,115
Allergan PLC	190,927	35,147,751
Amneal Pharmaceuticals Inc.(a)	42,544	815,568
Bristol-Myers Squibb Co.	920,402	54,073,618
Catalent Inc.(a)	74,948	3,125,332
Eli Lilly & Co.	537,856	53,145,551
Endo International PLC(a)	114,577	1,425,338
Horizon Pharma PLC(a)	93,260	1,644,174
Jazz Pharmaceuticals PLC(a)	33,774	5,845,604

115

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. HEALTHCARE ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Johnson & Johnson	1,510,302	$200,145,221
Mallinckrodt PLC(a)(b)	46,925	1,100,391
Medicines Co. (The)(a)(b)	36,797	1,461,945
Merck & Co. Inc.	1,514,893	99,786,002
Mylan NV(a)	290,255	10,829,414
Nektar Therapeutics(a)	90,631	4,767,191
Pacira Pharmaceuticals Inc./DE(a)	23,274	935,615
Perrigo Co. PLC	72,470	5,835,284
Pfizer Inc.	3,293,859	131,523,790
Prestige Brands Holdings Inc.(a)	29,810	1,065,111
Zoetis Inc.	272,461	23,562,427

		637,211,442

TOTAL COMMON STOCKS — 99.8%
(Cost: $1,849,789,251)		2,072,423,085

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(d)(e)(f)	25,237,205	25,244,776

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(d)(e)	2,741,815	$2,741,815

		27,986,591

TOTAL SHORT-TERM INVESTMENTS — 1.4%
(Cost: $27,980,067)		27,986,591

TOTAL INVESTMENTS IN SECURITIES — 101.2%
(Cost: $1,877,769,318)		2,100,409,676
Other Assets, Less Liabilities — (1.2)%		(24,125,911)

NET ASSETS — 100.0%		$2,076,283,765

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

116

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. HEALTHCARE ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	28,674,780	(3,437,575)	25,237,205	$25,244,776	$33,625	(a)	$7,016	$3,779
BlackRock Cash Funds: Treasury, SL Agency Shares	1,934,255	807,560	2,741,815	2,741,815	8,410		—	—

				$27,986,591	$42,035		$7,016	$3,779

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,072,204,053	$—	$219,032	$2,072,423,085
Money Market Funds	27,986,591	—	—	27,986,591

	$2,100,190,644	$—	$219,032	$2,100,409,676

117

Schedule of Investments (Unaudited)	iSHARES® U.S. INDUSTRIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AEROSPACE & DEFENSE — 20.2%
Arconic Inc.	124,697	$2,704,678
Boeing Co. (The)	161,002	57,365,013
BWX Technologies Inc.	29,225	1,921,836
Curtiss-Wright Corp.	12,979	1,726,596
Esterline Technologies Corp.(a)(b)	7,650	652,545
General Dynamics Corp.	81,216	16,223,708
Harris Corp.	34,905	5,757,580
HEICO Corp.(b)	12,009	917,127
HEICO Corp., Class A	21,008	1,360,268
Hexcel Corp.	26,242	1,810,960
Huntington Ingalls Industries Inc.	13,070	3,045,963
KLX Inc.(a)	14,874	1,086,546
L3 Technologies Inc.	23,071	4,947,345
Lockheed Martin Corp.	73,034	23,816,387
Moog Inc., Class A	9,586	719,046
Northrop Grumman Corp.	51,269	15,405,822
Raytheon Co.	84,451	16,723,832
Rockwell Collins Inc.	48,284	6,710,993
Spirit AeroSystems Holdings Inc., Class A	33,452	3,119,399
Teledyne Technologies Inc.(a)	10,493	2,302,374
Textron Inc.	75,277	5,139,161
TransDigm Group Inc.	14,338	5,384,493
United Technologies Corp.	218,757	29,694,075

		208,535,747
AIR FREIGHT & LOGISTICS — 5.1%
CH Robinson Worldwide Inc.	40,936	3,775,527
Expeditors International of Washington Inc.	51,349	3,911,253
FedEx Corp.	72,280	17,771,484
United Parcel Service Inc., Class B	202,729	24,305,180
XPO Logistics Inc.(a)	29,434	2,935,159

		52,698,603
BUILDING PRODUCTS — 2.7%
Allegion PLC	27,949	2,278,962
AO Smith Corp.	42,649	2,538,895
Armstrong World Industries Inc.(a)	15,282	1,037,648
Fortune Brands Home & Security Inc.	42,813	2,483,154
Johnson Controls International PLC	272,307	10,214,236
Lennox International Inc.	10,893	2,364,652
Masco Corp.	91,258	3,680,435
Owens Corning	32,478	2,020,781
USG Corp.(a)	25,951	1,121,602

		27,740,365
CHEMICALS — 1.0%
Sherwin-Williams Co. (The)	24,203	10,666,988

COMMERCIAL SERVICES & SUPPLIES — 2.8%
Brink’s Co. (The)	14,905	1,190,164
Cintas Corp.	25,415	5,196,859
Clean Harbors Inc.(a)	15,029	855,601
Covanta Holding Corp.	38,285	689,130
Deluxe Corp.	14,006	825,374
Healthcare Services Group Inc.	21,657	871,911
MSA Safety Inc.	10,054	1,014,247
Republic Services Inc.	65,561	4,751,861
Stericycle Inc.(a)(b)	25,153	1,757,189
Tetra Tech Inc.	16,322	992,378
Waste Management Inc.	116,950	10,525,500

		28,670,214

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.2%
AECOM(a)(b)	47,266	$1,586,247
Dycom Industries Inc.(a)	9,145	815,368
EMCOR Group Inc.	17,202	1,323,694
Fluor Corp.	41,249	2,114,011
Jacobs Engineering Group Inc.	35,379	2,392,682
KBR Inc.	41,567	830,509
MasTec Inc.(a)	19,208	894,132
Quanta Services Inc.(a)	44,092	1,502,214
Valmont Industries Inc.	6,627	925,461

		12,384,318
CONSTRUCTION MATERIALS — 1.0%
Eagle Materials Inc.	14,140	1,404,809
Martin Marietta Materials Inc.	18,509	3,691,065
Summit Materials Inc., Class A(a)	32,876	825,187
Vulcan Materials Co.	38,862	4,352,544

		10,273,605
CONTAINERS & PACKAGING — 3.3%
AptarGroup Inc.	18,396	1,884,302
Avery Dennison Corp.	25,852	2,964,707
Ball Corp.	102,624	3,999,257
Bemis Co. Inc.	26,834	1,231,949
Berry Global Group Inc.(a)	38,608	1,886,001
Crown Holdings Inc.(a)(b)	39,476	1,787,079
Graphic Packaging Holding Co.	91,193	1,325,034
International Paper Co.	121,744	6,541,305
Owens-Illinois Inc.(a)(b)	47,669	890,457
Packaging Corp. of America	27,737	3,131,507
Sealed Air Corp.	47,487	2,092,752
Silgan Holdings Inc.	21,608	594,436
Sonoco Products Co.	29,264	1,633,517
WestRock Co.	75,400	4,371,692

		34,333,995
ELECTRICAL EQUIPMENT — 4.6%
Acuity Brands Inc.	12,081	1,679,621
AMETEK Inc.	68,082	5,296,780
Eaton Corp. PLC	128,569	10,693,084
Emerson Electric Co.	185,248	13,389,725
EnerSys	12,372	1,015,370
Generac Holdings Inc.(a)	18,157	975,939
Hubbell Inc.	16,085	1,982,476
nVent Electric PLC(a)	47,852	1,311,145
Regal Beloit Corp.	12,930	1,111,333
Rockwell Automation Inc.	36,925	6,925,653
Sensata Technologies Holding PLC(a)	50,440	2,742,423

		47,123,549
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Amphenol Corp., Class A	88,621	8,286,950
Anixter International Inc.(a)	8,480	618,192
Arrow Electronics Inc.(a)	25,778	1,955,003
Avnet Inc.	34,770	1,524,664
Belden Inc.(b)	11,981	775,770
Cognex Corp.	50,933	2,688,244
Coherent Inc.(a)(b)	7,315	1,156,209
Corning Inc.	244,126	8,100,101
Dolby Laboratories Inc., Class A	18,417	1,186,976
FLIR Systems Inc.	40,258	2,359,119
IPG Photonics Corp.(a)(b)	11,051	1,812,806
Itron Inc.(a)	10,171	622,465
Jabil Inc.	50,486	1,422,191

118

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. INDUSTRIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Keysight Technologies Inc.(a)	54,918	$3,185,244
Littelfuse Inc.	7,362	1,596,229
National Instruments Corp.	31,678	1,387,813
TE Connectivity Ltd.	102,941	9,632,189
Trimble Inc.(a)	73,177	2,583,148
VeriFone Systems Inc.(a)	32,706	748,967
Vishay Intertechnology Inc.	38,978	974,450
Zebra Technologies Corp., Class A(a)	15,676	2,162,191

		54,778,921
INDUSTRIAL CONGLOMERATES — 11.5%
3M Co.	174,549	37,060,244
Carlisle Companies Inc.	17,875	2,195,765
General Electric Co.	2,553,501	34,804,219
Honeywell International Inc.	219,597	35,058,661
Roper Technologies Inc.(b)	30,328	9,156,023

		118,274,912
IT SERVICES — 15.1%
Accenture PLC, Class A	189,068	30,124,204
Alliance Data Systems Corp.	14,189	3,190,822
Automatic Data Processing Inc.	129,516	17,483,365
Broadridge Financial Solutions Inc.	34,667	3,916,678
Conduent Inc.(a)	58,300	1,047,068
Convergys Corp.	26,771	658,567
CoreLogic Inc./U.S.(a)	24,005	1,169,044
Euronet Worldwide Inc.(a)	15,113	1,389,489
Fidelity National Information Services Inc.	97,315	10,036,096
First Data Corp., Class A(a)(b)	131,137	3,050,247
Fiserv Inc.(a)	120,377	9,086,056
FleetCor Technologies Inc.(a)	26,353	5,718,601
Genpact Ltd.	44,332	1,346,806
Global Payments Inc.	46,905	5,280,096
Jack Henry & Associates Inc.	22,716	3,059,845
MAXIMUS Inc.	19,229	1,246,232
Paychex Inc.	94,010	6,488,570
PayPal Holdings Inc.(a)	328,148	26,954,077
Sabre Corp.	74,237	1,827,715
Square Inc., Class A(a)	85,244	5,511,025
Total System Services Inc.	48,771	4,464,497
Western Union Co. (The)	135,359	2,728,837
WEX Inc.(a)	11,765	2,233,232
Worldpay Inc., Class A(a)	87,439	7,186,611

		155,197,780
LIFE SCIENCES TOOLS & SERVICES — 0.3%
PerkinElmer Inc.	32,479	2,571,687

MACHINERY — 13.3%
Actuant Corp., Class A	17,941	512,216
AGCO Corp.	19,453	1,225,928
Allison Transmission Holdings Inc.	38,473	1,808,231
Barnes Group Inc.	14,149	960,010
Caterpillar Inc.	175,782	25,277,452
Colfax Corp.(a)(b)	29,162	941,933
Crane Co.	14,931	1,352,301
Cummins Inc.	45,535	6,502,853
Deere & Co.	95,340	13,804,279
Donaldson Co. Inc.	38,185	1,821,424
Dover Corp.	45,468	3,772,935
Flowserve Corp.	38,462	1,705,020
Fortive Corp.	90,181	7,402,056

Security	Shares	Value
Graco Inc.	49,181	$2,269,211
Hillenbrand Inc.	18,429	925,136
IDEX Corp.	22,543	3,462,154
Illinois Tool Works Inc.	89,638	12,847,815
Ingersoll-Rand PLC	72,903	7,181,674
ITT Inc.	25,694	1,456,079
Kennametal Inc.	24,115	939,520
Lincoln Electric Holdings Inc.	18,145	1,704,541
Middleby Corp. (The)(a)(b)	16,423	1,683,029
Mueller Industries Inc.	16,812	556,645
Nordson Corp.	15,003	2,012,052
Oshkosh Corp.	21,792	1,639,848
PACCAR Inc.	103,429	6,797,354
Parker-Hannifin Corp.	39,094	6,608,841
Pentair PLC	47,607	2,125,653
Snap-on Inc.	16,629	2,820,112
Terex Corp.	21,272	938,521
Timken Co. (The)	20,036	986,773
Toro Co. (The)	31,248	1,880,817
Trinity Industries Inc.	44,002	1,676,476
Wabtec Corp./DE(b)	25,165	2,776,203
Welbilt Inc.(a)(b)	41,260	940,728
Woodward Inc.	16,253	1,352,412
Xylem Inc./NY	52,890	4,049,258

		136,717,490
MARINE — 0.1%
Kirby Corp.(a)	15,826	1,320,680

PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	42,706	1,149,646

PROFESSIONAL SERVICES — 2.0%
Equifax Inc.	35,363	4,438,056
FTI Consulting Inc.(a)	11,135	879,220
ManpowerGroup Inc.	19,341	1,803,742
Nielsen Holdings PLC	98,549	2,321,814
Robert Half International Inc.	36,328	2,752,209
TransUnion	44,347	3,210,723
Verisk Analytics Inc.(a)	45,669	5,051,905

		20,457,669
ROAD & RAIL — 7.8%
CSX Corp.	257,359	18,190,134
Genesee & Wyoming Inc., Class A(a)	17,729	1,524,694
JB Hunt Transport Services Inc.	25,201	3,021,600
Kansas City Southern	30,162	3,506,936
Landstar System Inc.	12,364	1,374,259
Norfolk Southern Corp.	83,067	14,038,323
Old Dominion Freight Line Inc.	20,037	2,941,431
Ryder System Inc.	15,628	1,223,672
Union Pacific Corp.	228,019	34,177,768

		79,998,817
TRADING COMPANIES & DISTRIBUTORS — 2.4%
Air Lease Corp.	28,515	1,253,519
Applied Industrial Technologies Inc.	11,313	844,516
Fastenal Co.	84,567	4,814,399
GATX Corp.	11,095	913,562
HD Supply Holdings Inc.(a)	54,526	2,398,054
MRC Global Inc.(a)	26,425	598,526
MSC Industrial Direct Co. Inc., Class A	13,526	1,144,705
NOW Inc.(a)(b)	31,771	474,977

119

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. INDUSTRIALS ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Rentals Inc.(a)	24,574	$3,656,611
Univar Inc.(a)	33,748	927,733
Watsco Inc.	9,400	1,621,594
WESCO International Inc.(a)	13,925	849,425
WW Grainger Inc.	14,980	5,191,469

		24,689,090
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	23,586	1,071,040

TOTAL COMMON STOCKS — 99.9%
(Cost: $950,771,237)		1,028,655,116

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	8,124,577	8,127,014
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	1,218,503	1,218,503

		9,345,517

TOTAL SHORT-TERM INVESTMENTS — 0.9%
(Cost: $9,343,626)		9,345,517

TOTAL INVESTMENTS IN SECURITIES — 100.8%
(Cost: $960,114,863)		1,038,000,633
Other Assets, Less Liabilities — (0.8)%		(8,000,397)

NET ASSETS — 100.0%		$1,030,000,236

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

120

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. INDUSTRIALS ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,591,338	(6,466,761)	8,124,577	$8,127,014	$9,196	(a)	$1,260	$696
BlackRock Cash Funds: Treasury, SL Agency Shares	926,903	291,600	1,218,503	1,218,503	5,152		—	—

				$9,345,517	$14,348		$1,260	$696

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,028,655,116	$—	$—	$1,028,655,116
Money Market Funds	9,345,517	—	—	9,345,517

	$1,038,000,633	$—	$—	$1,038,000,633

121

Schedule of Investments (Unaudited)	iSHARES® U.S. TECHNOLOGY ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

COMMERCIAL SERVICES & SUPPLIES — 0.0%
Pitney Bowes Inc.	135,715	$1,184,792

COMMUNICATIONS EQUIPMENT — 5.6%
Arista Networks Inc.(a)(b)	35,053	8,964,104
ARRIS International PLC(a)	128,926	3,256,671
Ciena Corp.(a)	105,478	2,679,141
Cisco Systems Inc.	3,597,041	152,118,864
CommScope Holding Co. Inc.(a)	141,769	4,552,202
EchoStar Corp., Class A(a)	35,832	1,612,082
F5 Networks Inc.(a)	44,923	7,698,904
Finisar Corp.(a)(b)	85,086	1,433,699
InterDigital Inc./PA	25,721	2,120,696
Juniper Networks Inc.	257,084	6,771,592
Lumentum Holdings Inc.(a)(b)	46,322	2,420,324
Motorola Solutions Inc.	119,042	14,439,795
NetScout Systems Inc.(a)(b)	59,129	1,584,657
Palo Alto Networks Inc.(a)	67,436	13,369,861
Plantronics Inc.	24,601	1,689,105
ViaSat Inc.(a)(b)	40,002	2,813,741
Viavi Solutions Inc.(a)	165,232	1,672,148

		229,197,586
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
CenturyLink Inc.	720,694	13,527,426
Zayo Group Holdings Inc.(a)	137,267	5,091,233

		18,618,659
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
CDW Corp./DE	111,373	9,365,355
SYNNEX Corp.	21,578	2,081,630
Tech Data Corp.(a)	25,712	2,144,638

		13,591,623
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions Inc.(a)	131,322	1,607,381
athenahealth Inc.(a)	29,754	4,484,226
Cerner Corp.(a)	258,704	16,060,344
Medidata Solutions Inc.(a)	43,298	3,217,475
Veeva Systems Inc., Class A(a)(b)	87,783	6,639,028

		32,008,454
HOUSEHOLD DURABLES — 0.1%
Garmin Ltd.	81,904	5,114,905

INTERNET SOFTWARE & SERVICES — 22.1%
Akamai Technologies Inc.(a)	125,130	9,417,284
Alphabet Inc., Class A(a)	199,318	244,607,036
Alphabet Inc., Class C, NVS(a)	221,681	269,843,414
Cars.com Inc.(a)(b)	68,200	1,934,834
eBay Inc.(a)	755,572	25,273,884
Facebook Inc., Class A(a)	1,719,961	296,830,869
GrubHub Inc.(a)	67,701	8,252,075
IAC/InterActiveCorp.(a)	78,133	11,505,084
j2 Global Inc.	57,528	4,880,676
LogMeIn Inc.	38,306	3,104,701
Pandora Media Inc.(a)(b)	187,825	1,265,941
Twitter Inc.(a)	510,046	16,255,166
VeriSign Inc.(a)	89,075	12,936,362
Zillow Group Inc., Class A(a)	35,030	1,974,641
Zillow Group Inc., Class C, NVS(a)(b)	82,203	4,578,707

		912,660,674

Security	Shares	Value
IT SERVICES — 4.8%
Amdocs Ltd.	104,986	$7,094,954
Booz Allen Hamilton Holding Corp.	106,821	5,049,429
CACI International Inc., Class A(a)	18,129	3,176,201
Cognizant Technology Solutions Corp., Class A	472,551	38,512,906
DXC Technology Co.	227,363	19,266,740
EPAM Systems Inc.(a)	37,352	4,863,604
Gartner Inc.(a)(b)	67,182	9,098,458
International Business Machines Corp.	667,000	96,668,310
Leidos Holdings Inc.	105,066	7,188,616
Perspecta Inc.	104,273	2,262,724
Science Applications International Corp.	30,921	2,608,805
Teradata Corp.(a)(b)	89,165	3,414,128

		199,204,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.8%
Advanced Micro Devices Inc.(a)(b)	604,112	11,073,373
Analog Devices Inc.	272,613	26,209,014
Applied Materials Inc.	740,926	36,031,231
Broadcom Inc.	295,220	65,470,939
Cirrus Logic Inc.(a)	44,913	1,942,936
Cree Inc.(a)(b)	74,000	3,489,100
Cypress Semiconductor Corp.	263,970	4,701,306
Entegris Inc.	104,366	3,668,465
Integrated Device Technology Inc.(a)	95,192	3,277,461
Intel Corp.	3,475,407	167,167,077
KLA-Tencor Corp.	114,394	13,432,143
Lam Research Corp.	120,557	22,982,987
Marvell Technology Group Ltd.	430,013	9,163,577
Maxim Integrated Products Inc.	205,434	12,560,235
Microchip Technology Inc.	172,645	16,130,222
Micron Technology Inc.(a)	852,436	45,000,096
MKS Instruments Inc.	40,266	3,797,084
Monolithic Power Systems Inc.	28,619	3,797,169
NVIDIA Corp.	453,317	110,999,201
ON Semiconductor Corp.(a)(b)	314,836	6,942,134
Qorvo Inc.(a)	93,143	7,615,372
QUALCOMM Inc.	1,089,739	69,841,373
Semtech Corp.(a)	48,951	2,322,725
Silicon Laboratories Inc.(a)	31,836	3,032,379
Skyworks Solutions Inc.	133,653	12,640,901
Synaptics Inc.(a)(b)	25,549	1,280,260
Teradyne Inc.	140,889	6,093,449
Texas Instruments Inc.	772,481	85,992,585
Universal Display Corp.(b)	30,634	2,950,054
Versum Materials Inc.	80,126	3,088,857
Xilinx Inc.	186,277	13,424,983

		776,118,688
SOFTWARE — 28.3%
ACI Worldwide Inc.(a)(b)	86,172	2,226,685
Adobe Systems Inc.(a)	402,834	98,565,423
ANSYS Inc.(a)	65,111	10,995,946
Aspen Technology Inc.(a)	52,237	5,003,782
Autodesk Inc.(a)	161,047	20,684,877
Blackbaud Inc.	35,730	3,566,211
CA Inc.	265,437	11,734,970
Cadence Design Systems Inc.(a)	226,310	9,978,008
CDK Global Inc.	91,100	5,689,195
Citrix Systems Inc.(a)	94,600	10,403,162
CommVault Systems Inc.(a)	31,143	2,021,181
Dell Technologies Inc., Class V(a)	160,813	14,878,419

122

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. TECHNOLOGY ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Ellie Mae Inc.(a)	25,091	$2,489,529
Fair Isaac Corp.(a)	21,829	4,397,670
FireEye Inc.(a)(b)	134,238	2,084,716
Fortinet Inc.(a)	106,447	6,696,581
Guidewire Software Inc.(a)(b)	58,612	5,052,354
Intuit Inc.	234,916	47,979,244
Manhattan Associates Inc.(a)	49,209	2,367,937
Microsoft Corp.	5,244,505	556,337,090
Nuance Communications Inc.(a)	200,251	2,957,707
Oracle Corp.	2,317,606	110,503,454
Paycom Software Inc.(a)	35,660	3,788,875
Proofpoint Inc.(a)	37,442	4,270,260
PTC Inc.(a)	84,978	7,810,328
Red Hat Inc.(a)(b)	134,122	18,942,050
salesforce.com Inc.(a)	626,292	85,895,948
ServiceNow Inc.(a)(b)	136,286	23,980,885
Splunk Inc.(a)	106,362	10,221,388
SS&C Technologies Holdings Inc.	154,833	8,216,987
Symantec Corp.	457,667	9,254,027
Synopsys Inc.(a)	141,779	12,679,296
Tableau Software Inc., Class A(a)	50,046	5,158,241
Tyler Technologies Inc.(a)	35,432	7,971,846
Ultimate Software Group Inc. (The)(a)	22,426	6,209,535
Verint Systems Inc.(a)	47,258	2,121,884
VMware Inc., Class A(a)	56,063	8,106,149
Workday Inc., Class A(a)	110,625	13,719,713

		1,164,961,553
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 18.7%
3D Systems Corp.(a)(b)	82,651	1,005,863
Apple Inc.	3,518,057	669,451,066
Diebold Nixdorf Inc.	54,866	622,729
Electronics For Imaging Inc.(a)	33,198	1,132,716
Hewlett Packard Enterprise Co.	1,121,856	17,321,457

Security	Shares	Value
HP Inc.	1,363,542	$31,470,549
NCR Corp.(a)	86,547	2,416,392
NetApp Inc.	207,802	16,108,811
Seagate Technology PLC	210,668	11,085,350
Western Digital Corp.	219,832	15,421,215
Xerox Corp.	156,603	4,066,980

		770,103,128

TOTAL COMMON STOCKS — 100.0%
(Cost: $3,155,221,697)		4,122,764,937

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(c)(d)(e)	67,431,591	67,451,820
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	6,973,183	6,973,183

		74,425,003

TOTAL SHORT-TERM INVESTMENTS — 1.8%
(Cost: $74,414,865)		74,425,003

TOTAL INVESTMENTS IN SECURITIES — 101.8%
(Cost: $3,229,636,562)		4,197,189,940
Other Assets, Less Liabilities — (1.8)%		(73,281,472)

NET ASSETS — 100.0%		$4,123,908,468

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

123

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. TECHNOLOGY ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	65,394,472	2,037,119	67,431,591	$67,451,820	$66,214	(a)	$8,572	$3,599
BlackRock Cash Funds: Treasury, SL Agency Shares	7,668,848	(695,665)	6,973,183	6,973,183	20,510		—	—

				$74,425,003	$86,724		$8,572	$3,599

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,122,764,937	$—	$—	$4,122,764,937
Money Market Funds	74,425,003	—	—	74,425,003

	$4,197,189,940	$—	$—	$4,197,189,940

Portfolio Abbreviations — Equity

NVS  —  Non-Voting Shares

124

Schedule of Investments (Unaudited)	iSHARES® U.S. UTILITIES ETF
July 31, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

ELECTRIC UTILITIES — 57.4%
ALLETE Inc.	38,169	$2,959,243
Alliant Energy Corp.	172,336	7,405,278
American Electric Power Co. Inc.	366,675	26,085,259
Duke Energy Corp.	521,887	42,596,417
Edison International	242,563	16,161,973
El Paso Electric Co.	30,271	1,885,883
Entergy Corp.	134,620	10,941,914
Evergy Inc.	201,915	11,325,412
Eversource Energy	235,916	14,324,820
Exelon Corp.	718,712	30,545,260
FirstEnergy Corp.	333,747	11,824,656
Hawaiian Electric Industries Inc.	81,030	2,849,825
IDACORP Inc.	37,517	3,535,602
NextEra Energy Inc.	350,978	58,802,854
PG&E Corp.	384,473	16,563,097
Pinnacle West Capital Corp.	83,332	6,702,393
PNM Resources Inc.	59,301	2,333,494
Portland General Electric Co.	66,418	3,012,720
PPL Corp.	520,436	14,972,944
Southern Co. (The)	753,140	36,602,604
Xcel Energy Inc.	378,836	17,752,255

		339,183,903
GAS UTILITIES — 5.3%
Atmos Energy Corp.	82,685	7,596,271
National Fuel Gas Co.	63,971	3,435,243
New Jersey Resources Corp.	65,317	3,020,911
ONE Gas Inc.	39,063	3,009,414
South Jersey Industries Inc.	63,657	2,159,882
Southwest Gas Holdings Inc.	36,001	2,815,278
Spire Inc.	37,489	2,684,212
UGI Corp.	128,882	6,848,790

		31,570,001
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.4%
AES Corp./VA	492,404	6,578,518
NRG Energy Inc.	222,705	7,053,067
Vistra Energy Corp.(a)	276,427	6,247,250

		19,878,835
MULTI-UTILITIES — 30.9%
Ameren Corp.	181,398	11,257,560

Security	Shares	Value
Avista Corp.	48,888	$2,472,755
Black Hills Corp.	39,900	2,392,803
CenterPoint Energy Inc.	321,226	9,148,516
CMS Energy Corp.	210,337	10,167,691
Consolidated Edison Inc.	231,333	18,259,114
Dominion Energy Inc.	485,813	34,837,650
DTE Energy Co.	135,113	14,665,165
MDU Resources Group Inc.	145,402	4,216,658
NiSource Inc.	251,164	6,575,473
NorthWestern Corp.	36,832	2,185,243
Public Service Enterprise Group Inc.	376,127	19,393,108
SCANA Corp.	106,183	4,246,258
Sempra Energy	196,645	22,730,196
Vectren Corp.	61,852	4,420,562
WEC Energy Group Inc.	234,916	15,591,375

		182,560,127
WATER UTILITIES — 2.8%
American Water Works Co. Inc.	132,555	11,697,979
Aqua America Inc.	132,442	4,892,407

		16,590,386

TOTAL COMMON STOCKS — 99.8%
(Cost: $628,490,777)		589,783,252

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	935,634	935,634

TOTAL SHORT-TERM INVESTMENTS — 0.2%
(Cost: $935,634)		935,634

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost: $629,426,411)		590,718,886
Other Assets, Less Liabilities — (0.0)%		(59,564)

NET ASSETS — 100.0%		$590,659,322

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

125

Schedule of Investments (Unaudited) (Continued)	iSHARES® U.S. UTILITIES ETF
July 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity		Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—	$—	$30	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,006,390	(70,756)		935,634	935,634	4,512		—	—

					$935,634	$4,542		$—	$—

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$589,783,252	$—	$—	$589,783,252
Money Market Funds	935,634	—	—	935,634

	$590,718,886	$—	$—	$590,718,886

126

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 28, 2018